Filed on: April 29, 2026	File No. 002-89328 File No. 811-03957

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	50	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	49	☒
(Check appropriate box or boxes)
VARIFLEX SEPARATE ACCOUNT
(Variflex)

(Exact Name of Registered Separate Account)
Security Benefit Life Insurance Company

(Name of Insurance Company)
One Security Benefit Place, Topeka, Kansas 66636-0001

(Address of Insurance Company’s Principal Executive Offices)
(785) 438-3000

(Insurance Company’s Telephone Number, Including Area Code)
Alison Pollock, Assistant General Counsel
Security Benefit Life Insurance Company
One Security Benefit Place, Topeka, KS 66636-0001

(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)
☒ on May 1, 2026, pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on May 1, 2026, pursuant to paragraph (a)(1) of rule 485 under the Securities Act.
If appropriate, check the following box:
☐
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:
☐
New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐
Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☒
Insurance Company relying on Rule 12h-7 under the Exchange Act
☐
Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Prospectus
May 1, 2026

VARIFLEX® VARIABLE ANNUITY
Important Privacy Notice Included
Variable annuity contracts issued by
Security Benefit Life Insurance Company
and offered by Security Distributors, LLC
32-69086-00 2026/05/01
V6908

VARIFLEX® VARIABLE ANNUITY
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
Variflex Separate Account
Issued By:	Mailing Address:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461 www.securitybenefit.com	Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the Variflex Variable Annuity—an Individual Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals and groups as a non-tax qualified contract. The Contract is also available for individuals and groups in connection with a retirement plan qualified under Section 401, 402A, 403(b), 408, 408A or 457 of the Internal Revenue Code. The Contract may be available through third-party financial intermediaries who charge an advisory fee for their services. This fee is in addition to Contract fees and expenses. If you elect to pay the advisory fee from your Contract Value, then this deduction will reduce death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current Owners.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company, called Variflex Separate Account (the “Separate Account”), or to the Fixed Account (if it is available under your Contract). Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). More information about the Underlying Funds currently available under the Contract and the Fixed Account (if available) is available in Appendix A to this Prospectus (entitled “Investment Options Available Under the Contract”).
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. Our obligations under the Contract are subject to our financial strength and claims-paying ability. This Prospectus should be kept for future reference. Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract Value. You should review this Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date: May 1, 2026
V6908
32-69086-00 2026/05/01

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Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Period — The period commencing on the Contract Date and ending on the Annuity Commencement Date or, if earlier, when the Contract is terminated, either through a full withdrawal, payment of charges, or payment of the death benefit proceeds.
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — Security Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Options.
Annuity Commencement Date — The date when annuity payments are to begin.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Commencement Date during which annuity payments are made.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Company — Security Benefit Life Insurance Company. The Company is also identified herein as “we,” “our,” or “us.”
Contract — Your individual Contract issued to you by the Company or your certificate under a Group Contract.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. The Contract Date is usually the date that the initial Purchase Payment is credited to the Contract.
Contract Debt — The unpaid loan balance including accrued loan interest.
Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Commencement Date.
Fixed Account — An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
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Group Contract — A Contract issued to a group in connection with a Qualified Plan or a non-tax qualified retirement plan for which individual certificates are issued and a record of each Participant’s interest in the Group Contract is maintained by the Company.
Group Unallocated Contract — A Contract issued to a group in connection with a Qualified Plan under which no individual accounts are established for Participants.
Guaranteed Rate — The minimum interest rate earned on Contract Value allocated to the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.
Hospital — An institution that is licensed as such by The Joint Commission, or any lawfully operated institution that provides in-patient treatment of sick and injured persons through medical, diagnostic and surgical facilities directed by physicians and 24 hour nursing services.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Investment Options — The Subaccounts and the Fixed Account (if available).
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant — A Participant under a Qualified Plan and/or a Group Contract or Group Unallocated Contract.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Qualified Skilled Nursing Facility — A facility licensed by the state to provide on a daily basis convalescent or chronic care for in-patients who, by reason of infirmity or illness, are not able to care for themselves.
Separate Account — Variflex Separate Account, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account which invests in a corresponding Underlying Fund.
Terminal Illness — An incurable condition that with a degree of medical certainty will result in death within one year.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Variflex Contract-401(k) and 408(k) — A version of the Contract offered prior to May 1, 1990, to plans qualified under Section 401(k) or 408(k)(6) of the Internal Revenue Code. The differences between this Contract and the currently offered versions of the Contract qualifying under Section 401(k) and 408(k)(6) of the Internal Revenue Code are noted where appropriate.
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Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. The Withdrawal Value during the Annuity Period under Annuity Option 9 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
Overview of the Contract

Purpose of the Contract — The Contract is a variable annuity contract. It is designed for retirement planning purposes. You make investments in the Contract’s investment options during the accumulation phase. The value of your investments is used to calculate your benefits under the Contract. At the end of the accumulation phase, we use that accumulated value to calculate the payments that we make during the annuity phase. These payments can provide or supplement your retirement income. Generally speaking, the longer your accumulation phase, the greater your accumulated value may be for setting your benefits and annuity payouts. The Contract also includes a death benefit to help financially protect your Designated Beneficiary.
This Contract may be appropriate for you if you have a long investment time horizon. Each Purchase Payment is subject to a withdrawal charge for eight years from the date of the first Purchase Payment. This means that all Purchase Payments will be subject to a withdrawal charge until Contract Year 9. Because of the withdrawal charge and the possibility of income tax and tax penalties on early withdrawals, the Contract should not be viewed as an investment vehicle offering low-cost liquidity. Your financial goal in acquiring the Contract should focus on a long-term insurance product, offering the prospect of investment growth.
Phases of the Contract — The contract has two phases: (1) an accumulation phase (for savings) and (2) an annuity (payout) phase (for income).
Accumulation Phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. To accumulate value during the accumulation phase, you invest your Purchase Payments and earnings in the Subaccounts that are available under the Contract, which, in turn, invest in Underlying Funds with different investment strategies, objectives, and risk/reward profiles. You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending in part on the investment performance of the Underlying Fund in which such Subaccount invests. The Fixed Account option (if available under your Contract), which guarantees the principal and a minimum interest rate, may also be available for investment. If the Fixed Account is available under your Contract, you may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account.
Additional information about the Underlying Funds currently available under the Contract  and the Fixed Account (if available) is provided in Appendix A: Investment Options Available Under the Contract.
Annuity (Payout) Phase. The Annuity phase occurs after the Annuity Commencement Date and is when you or a designated payee begin receiving regular Annuity payments from your Contract. The Contract provides several Annuity Options. You should carefully review the Annuity Options with your financial or tax adviser. The payments may be fixed or variable or a combination of both. Variable payments will vary based on the performance of the Subaccounts you select. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity.
Please note that if you annuitize, your investments will be converted to income payments and you generally will no longer be able to withdraw money at will from your Contract. However, under Annuity Options 5 through 9, withdrawals (other than systematic withdrawals) are permitted after the Annuity Commencement Date.
Contract Features —
Accessing Your Money. Before your Contract is annuitized, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay a surrender charge and/or income taxes, including a tax penalty, if you are younger than age 59½.
Tax Treatment. You can transfer money between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only upon: (1) making a withdrawal; (2) surrender of the Contract; (3) receiving a payment from us; or (4) payment of a death benefit.
Death Benefit. For Contract Owners aged 75 or younger on the Contract issue date, the Contract includes a standard death benefit that will pay the greatest of total Purchase Payments (adjusted for any outstanding Contract
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Debt, any pro rata account administration charge, prior withdrawals, including any withdrawal charges, and any uncollected premium tax), the Contract Value, or the stepped-up death benefit. The stepped-up death benefit is the largest death benefit on any Contract anniversary that is a multiple of six that occurs prior to the oldest Owner or Annuitant attaining age 76, plus Purchase Paymentsand less withdrawals made since the applicable Contract anniversary. For Contract Owners aged 76 and older on the Contract issue date, the standard death benefit will be the greater of the Contract Value or total Purchase Payments (adjusted for any outstanding Contract Debt, any pro rata account administration charge, prior withdrawals, including any withdrawal charges, and any uncollected premium tax).
Loans. If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. If a loan is taken it must be repaid prior to the Annuity Commencement Date. A loan must be taken and repaid prior to the Annuity Commencement Date.
Advisory Fees. Deductions from your Contract Value to pay third-party advisory fees are treated as withdrawals under the Contract, but no surrender charge (if applicable) is assessed on such withdrawals, and the deduction of advisory fees will not count toward the annual free withdrawal amount. If you elect to pay advisory fees from your Contract Value, then the deduction will reduce the death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Additional Services — We offer several additional services:

Dollar Cost Averaging. You direct us to systematically transfer Contract Value among the Subaccounts and the Fixed Account (if available) on a monthly, quarterly, semiannual, or annual basis.
Asset Reallocation Option. You direct us to automatically reallocate your Contract Value to return to your original percentage investment allocations on a periodic basis.
Systematic Withdrawals. After the first Contract Year, or during the first Contract Year if your Contract Value is $40,000, you receive regular automatic withdrawals from your Contract, on a monthly, quarterly, annual or semi-annual basis, provided that each payment must amount to at least $25 (unless we consent otherwise).
Important Information You Should Consider About the Contract

FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract within 8 years following your first Purchase Payment, you may be assessed a surrender charge of up to 8%
(as a percentage of the portion of the withdrawal amount consisting of
Purchase Payments), declining to 0% over that time period.
For example, if you were to withdraw $100,000 during a surrender charge period, you would be assessed a charge of up to $8,000. This loss will be greater if there are taxes and tax penalties.
Fee Table Fee Table – Examples Charges and Deductions – Contingent Deferred Sales Charge
Are There Transaction Charges?	No. Other than surrender charges (if any), there are no charges for other transactions (e.g., transferring money between investment options).	Not Applicable
Are There Ongoing Fees and Expenses (annual charges)?
Yes. The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the Investment Options you choose.
Interest on any Contract loans is not reflected. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract
Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Charges and Deductions – Mortality and Expense Risk Charge Charges and Deductions – Account Adminis- tration Charge Appendix A – Underlying Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.22%
	Investment options[2] (Underlying Fund fees and expenses)	0.63%	3.38%
	1 As a percentage of Contract Value allocated to the Separate Account. This amount includes the account administration charge. 2 As a percentage of Underlying Fund average net assets.
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FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus

There are no optional benefits available under this Contract.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,651.86	Highest Annual Cost: $3,616.26
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Base
Contract charge and Underlying
Fund fees and expenses
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No.
●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
●Surrender charges, taxes and tax penalties may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your
Contract or the amount of money that you actually receive. Withdrawals may also reduce or terminate Contract guarantees and may result in taxes and tax penalties.
●The benefits of tax deferral mean the Contract is more beneficial to investors with a long time horizon.
Charges and Deductions – Contingent Deferred Sales Charge The Contract – General
What are the Risks Associated with the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the
Investment Options that you choose under the Contract.
●Each investment option (including the Fixed Account option, if available) has its own unique risks.
●You should review the Investment Options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us, Security
Benefit Life Insurance Company. Any obligations (including under the Fixed
Account option), guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life
Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.securitybenefit.com.
Information About the Company, the Separate Account, and the Underlying Funds – Security Benefit Life Insurance Company
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	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.
●Certain investment options may not be available under your Contract.
●Certain Subaccounts prohibit you from transferring out and back within a period of calendar days.
●We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.
●There are certain restrictions on transfers between the Fixed Account and
Subaccounts.
●We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.
●We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments.
The Contract – Transfers of Contract Value – Frequent Transfer Restrictions The Fixed Account – Transfers and Withdrawals from the Fixed Account Other Information – Changes to Investments
Are There Any Restrictions on Contract Benefits?	No. ●There are no optional benefits available under this Contract.	Not Applicable
	TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
●If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
●Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
●If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
The Contract – Withdrawals to Pay Advisory FeesFederal Tax Matters Federal Tax Matters – Income Taxation of Annuities in General— Non-Qualified Contracts
	CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information – Sale of the Contract
Should I Exchange my Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker-Dealers
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted. The fees and expenses do not
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reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.
Transaction Expenses
Charge
Sales Load on Purchase Payments	None
Maximum Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	8%[1]
Transfer Processing Fee (per transfer)	None
1 We also refer to this charge as a contingent deferred sales charge, withdrawal charge, and sales charge. The amount of the surrender charge is determined by reference to the Contract Year in which the withdrawal is made. Withdrawals in the first Contract Year are subject to a charge of 8% declining to 0% in Contract Year nine and later. The eight year contingent deferred sales charge schedule is different for the Variflex
Contract – 401(k) and 408(k) and for a Contract issued to a Participant under a Section 403(b) retirement plan sponsored by an institution of higher education as defined in the Texas Education Code. See “Contingent Deferred Sales Charge” and “Withdrawal Charge for Certain Texas
Participants” for more information.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses
Charge
Administrative Expenses	$30.00[1]
Net Loan Interest Charge[2]	2.50%
Base Contract Expenses (as a percentage of average Contract Value)[3]	1.20%
1
We call this the account administration charge in your Contract, as well as in other places in this Prospectus. An account administration charge of $30 (or if less, 2% of Contract Value for the Variflex Contract – 401(k) and 408(k)) is deducted at each Contract anniversary, and a pro rata account administration charge is deducted: (1) upon full withdrawal of Contract Value; (2) upon the Annuity Commencement Date if one of Annuity Options 1 through 4, 9 or 10 is elected; (3) upon payment of a death benefit; and (4) the first deduction of the account administration charge if the Contract has been in force for less than a full calendar year. The account administration charge will be waived if your Contract Value is $25,000 or more and your Contract has been in force eight or more years on the date the charge is to be deducted.
This fee is presented as part of the Base Contract Expenses in the section entitled “Important Information You Should Consider About Your
Contract” earlier in this Prospectus.
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The net loan cost equals the difference between the amount of interest the Company charges you for a loan, which is 5.5% (5.0% if your
Contract was issued on or after January 4, 1999) and the amount of interest the Company credits to the Loan Account, which is 3.0%.
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This charge is comprised of the annual mortality and expense risk charge of 1.20%, which is deducted daily. The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 1.20% of each Subaccount’s average daily net assets. The mortality and expense risk charge also applies during the Annuity Period.

The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.
Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.63%	3.38%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.63%	3.19%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2027.

Examples — These Examples are intended to help you compare the cost of investing in the Subaccounts with the cost of investing in other annuity contracts that offer Variable Options. These costs include transaction expenses, Annual Contract Expenses and annual Underlying Fund fees and expenses but do not
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include state premium taxes, which may be applicable to your Contract. The Examples do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such fees were reflected, the costs would be higher.
The Example assumes all Contract value is allocated to the Subaccounts. Your costs could differ from those shown below if you invest in the Fixed Account (if available).
These Examples assume that you invest $100,000 in the Subaccounts for the time periods indicated. The Examples also assume that your investment has a 5% return each year. The first Example assumes the most expensive Annual Underlying Fund Expenses. The second Example assumes the least expensive Annual Underlying Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on the Most Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Variflex Contract
If you surrender your Contract at the end of the applicable time period	$11,822.48	$19,330.62	$26,884.70	$46,907.80
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period	$4,606.36	$13,874.83	$23,218.14	$46,907.80
Variflex Contract – 401(k) and 408(k)
If you surrender your Contract at the end of the applicable time period	$11,821.73	$21,147.11	$29,631.28	$46,901.52
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period	$4,605.58	$13,872.59	$23,214.57	$46,901.52
Based on the Least Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Variflex Contract
If you surrender your Contract at the end of the applicable time period	$9,202.33	$11,654.51	$13,991.59	$21,660.82
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period	$1,876.22	$5,807.99	$9,991.59	$21,660.82
Variflex Contract – 401(k) and 408(k)
If you surrender your Contract at the end of the applicable time period	$9,201.56	$13,601.06	$16,987.46	$21,652.32
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period	$1,875.41	$5,805.54	$9,987.46	$21,652.32
Principal Risks of Investing in the Contract

Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract.
This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A withdrawal charge may be assessed on withdrawals and surrenders, and it could be substantial. Withdrawals of Purchase Payments are subject to a withdrawal charge for eight years from the date of the first Purchase Payment. This means that all Purchase Payments will be subject to a withdrawal charge until Contract Year 9. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral mean that this Contract is more beneficial to investors with a long time horizon.
Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you
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are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.
Managed Volatility Fund Risk — Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.
Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.
Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Business Disruption and Cybersecurity Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts. For more information about these risks, see “More About the Contract – Business Disruption and Cybersecurity Risks.”
Loan Risk — The amount in the Loan Account does not participate in the investment experience of the Subaccounts, therefore, loans can impact the Contract Value and death benefit, even if the loan is repaid in full. If the Contract is surrendered while there is an outstanding loan, the surrender value will be reduced by the amount of the loan plus loan interest rate. Upon the death of the Annuitant, we will pay the Beneficiary the Contract Value less the outstanding loan and loan interest due. If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the total outstanding loan balance will be deemed to be in default for tax reporting purposes.
Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Advisory Fee Deduction Risk — If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Contract Changes Risk — From time to time, we make changes to the Contract. We may limit the number of transfers to 14 in a Contract Year. We may restrict your ability to make subsequent Purchase Payments. We may limit the number of loans you may have outstanding at any time. We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract in accordance with applicable law. We may change the investment restrictions under certain optional benefits, and we may stop offering for purchase any currently available optional benefit at any time.
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Information About the Company, the Separate Account, and the Underlying Funds

Security Benefit Life Insurance Company — Security Benefit Life Insurance Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company on January 2, 1950 and converted to a stock life insurance company on July 31, 1998. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2025, the Company had total assets under management of approximately $49.6 billion. The Company’s address is One Security Benefit Place, Topeka, Kansas 66636-0001.
The Principal Underwriter for the Contracts is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.securitybenefit.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on January 31, 1984. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in the Separate Account attributable to the reserves and other liabilities under a Contract may not be charged with liabilities arising from any other business that the Company conducts if, and to the extent, the Contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. Contract value allocated to a Subaccount will vary based on the investment experience of the corresponding Underlying Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested.
The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”
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The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
We do not guarantee the investment results of the Separate Account. Accumulated Value allocated to a Subaccount will vary based on the investment experience of the corresponding Investment Option in which the Subaccount invests. You bear the risk of any decline in the Accumulated Value of your Contract resulting from the performance of the Investment Option you have chosen. There is a risk of loss of the entire amount invested.
Underlying Funds — Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies of the Underlying Fund. Each Underlying Fund has its own investment objectives and policies.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
Shares of the Underlying Funds currently are not publicly traded. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies as other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Information regarding each Underlying Fund, including its (i) name, (ii) type or investment objective, (iii) investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance, is available in an appendix to this Prospectus. See Appendix A: Underlying Funds Available Under the Contract. We cannot assure that any Underlying Fund will achieve its objective. Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. Read these prospectuses carefully before investing. Paper or electronic copies of the Underlying Fund prospectuses may be obtained by calling us at 1-800-888-2461, e-mailing us at SBLProspectusRequests@securitybenefit.com or visiting https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121109.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) receives payments from some of the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receives can be significant. Where these payments are made, the advisers, sub-advisers, or distributors (or affiliate thereof) of those Underlying Funds have increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments can be used by the Company for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in the Company’s role as an intermediary for the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its subsidiary, SDL, the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b-1 fees of up to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in Underlying Funds that pay 12b-1 fees.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the
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Company and its affiliates receive payments that range from 0.15% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. In the case of certain of the Underlying Funds, the Underlying Fund’s adviser, sub-adviser, distributor, or affiliates provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, pay the Company (or its affiliates) and/or selling firms amounts to participate in their national and regional sales conferences and meetings with their sales desks, and/or provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive for them to market the Underlying Funds when offering or distribution the Contract and to cooperate with their promotional efforts for the Underlying Funds.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments described above that range in total from a minimum of 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund and does not provide investment advice.
Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with SE2, LLC (“SE2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2 provides certain business process outsourcing services with respect to the Contracts. SE2 may engage other service providers to provide certain administrative functions. SE2 is an affiliate of the Company.
Charges and Deductions

Certain charges will be deducted in connection with the Contract, as described below.
Transaction Expenses
Contingent Deferred Sales Charge — We also refer to this charge as the surrender charge, sales charge, or withdrawal charge in this Prospectus. The Company does not deduct sales charges from Purchase Payments before crediting them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge on a full or partial withdrawal, including systematic withdrawals, depending upon the Contract Year in which the withdrawal is made. Purchase Payments may be withdrawn as part of full or partial withdrawals, including systematic withdrawals.
The Company will waive the withdrawal charge on the first withdrawal in any Contract Year after the first Contract Year, to the extent that such withdrawal does not exceed the free withdrawal amount. The free withdrawal amount in any Contract Year is equal to 10% of Contract Value as of the date of the first withdrawal in that Contract Year. You
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forfeit any free withdrawal amount not used on the first withdrawal in a Contract Year. This means that every subsequent withdrawal in a Contract Year is subject to a withdrawal charge even if you did not use your total free withdrawal amount in connection with your first withdrawal in that Contract Year.
The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceeds the free withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Withdrawals are considered to come first from Purchase Payments and then from earnings. Free withdrawal amounts do not reduce Purchase Payments for the purpose of determining future withdrawal charges.
Systematic withdrawals generally are subject to any applicable withdrawal charges. Systematic withdrawals may be made without a withdrawal charge provided that you have not made an ad hoc free withdrawal during the Contract Year and your systematic withdrawals do not exceed an amount determined as follows: 10% of Contract Value as of the Valuation Date the first systematic withdrawal request is received during the Contract Year. Systematic withdrawals that exceed this amount are subject to any applicable withdrawal charge.
If your Contract is funding a charitable remainder trust, the free withdrawal is available beginning in the first Contract Year, and you may make periodic free withdrawals provided that the total free withdrawals in any Contract Year do not exceed the free withdrawal amount discussed above.
For Group Unallocated Contracts, the free withdrawal amount is available after the first Contract Year. The first withdrawal in each calendar month under such a Contract is free to the extent that total free withdrawals in any Contract Year do not exceed 10% of your Contract Value as of the beginning of that Contract Year.
The amount of the withdrawal charge will depend on the Contract Year in which the Purchase Payments being withdrawn were made according to the following schedule:
Contract Year of Purchase Payment Being Withdrawn	Withdrawal Charge
	The Contract	Variflex Contract-401(k) and 408(k)
1	8%	8%
2	7%	8%
3	6%	8%
4	5%	8%
5	4%	7%
6	3%	6%
7	2%	5%
8	1%	4%
9 and later	0%	0%
The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. If we deduct the withdrawal charge from your remaining Contract Value, the withdrawal charge is also subject to a withdrawal charge.
Example of Withdrawal Charge Deducted from Withdrawal Payment and Deducted from Remaining Contract Value. Assume:
(i)
A withdrawal of $20,000 is requested in Contract Year 2
(ii)
The remaining free withdrawal amount in Contract Year 2 is $10,000
If the Owner requests that the withdrawal charge be deducted from the withdrawal payment, the withdrawal charge would be $700, calculated as follows:
(Withdrawal Amount – Remaining Free Withdrawal Amount) x Withdrawal Charge %
($20,000 - $10,000) x 7% = $700
The $700 withdrawal charge is deducted from the withdrawal payment before the Company sends it to the Owner. The Contract Value decreases by $20,000 and the Owner receives a total payment of $19,300 ($20,000 - $700).
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If the Owner requests that the withdrawal charge be deducted from the remaining Contract Value, the withdrawal charge would be $752.69, calculated as follows:
(Withdrawal Amount - Remaining Free Withdrawal Amount)	x	Withdrawal Charge %
1– Withdrawal Charge %
($20,000 - $10,000) x (7% / (1 - 7%))
$10,000 x (7% / 93%)
$10,000 x 7.5269% = $752.69
The $752.69 withdrawal charge is deducted from the Contract Value. The Contract Value decreases by $20,752.69 ($20,000 + $752.69) and the Owner receives a total payment of $20,000.
In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 8% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) certain systematic withdrawals; or (3) Annuity Options that provide for payments for life, or a period of at least 7 years (5 years if you purchased your Contract prior to January 4, 1999). Subject to insurance department approval, the withdrawal charge also will be waived on a full or partial withdrawal if the Owner has been diagnosed with a Terminal Illness, or has been confined to a Hospital or Qualified Skilled Nursing Facility for 90 consecutive days or more. See “Waiver of Withdrawal Charge.” The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge upon the Annuity Commencement Date. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, the following states impose a premium tax on Purchase Payments applied to a Non-Qualified Contract: California (2.35%), Colorado (2.00%), Maine (2.00%), Nevada (3.50%), South Dakota (1.25% on Purchase Payments up to $500,000 and 0.08% on Purchase Payments over $500,000); West Virginia (1.00%) and Wyoming (1.00%). California also imposes a premium tax of 0.50% on Purchase Payments applied to a Qualified Contract. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5% but are subject to change by a governmental entity.
Deduction of Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time, and you may authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. You may terminate your investment adviser authorization at any time by sending written and signed notice of termination to our Administrative Office or submitting an electronic notice of termination to AAWF-NF@securitybenefit.com.
We will treat each deduction as a partial withdrawal from your Contract. However, no surrender charges will apply to such deductions, and the deductions will not count toward the annual free withdrawal amount. The Company will deduct the amount of the withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner’s or authorized investment adviser’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay the investment adviser's fees may be subject to federal and state income tax and a 10% federal penalty tax.
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The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Withdrawals from your Contract Value to pay advisory fees will reduce the death benefits and other guaranteed benefits under the Contract, perhaps significantly. See “Death Benefit” for an example of how withdrawals to pay advisory fees impact the Contract Value and standard death benefit.
Withdrawal Charge for Certain Texas Participants — Notwithstanding the withdrawal charges set forth above, if your Contract was issued after August 14, 2000 under a Section 403(b) retirement plan sponsored by a Texas institution of higher education (as defined in the Texas Education Code), your withdrawal charge schedule is as follows:
Contract Year	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and later	0%
Waiver of Withdrawal Charge — The Company will waive the withdrawal charge in the event of confinement to a Hospital or Nursing Facility, provided the following conditions are met: (1) the Contract Owner has been confined to a “Hospital” or “Qualified Skilled Nursing Facility” for at least 90 consecutive days prior to the date of the withdrawal; (2) the Contract Owner is so confined when the Company receives the waiver request and became so confined after the date the Contract was issued; and (3) the request for waiver submitted to the Company is accompanied by a properly completed claim form which may be obtained from the Company and a written physician’s statement acceptable to the Company certifying that such confinement is a medical necessity and is due to illness or infirmity.
The Company also will waive the surrender charge due to Terminal Illness provided the following conditions are met: (1) the Contract Owner has been diagnosed by a licensed physician with a “Terminal Illness”; (2) such illness was first diagnosed after the Contract was issued; and (3) a request for waiver is submitted to the Company accompanied by a properly completed claim form that may be obtained from the Company and a written statement by a licensed physician certifying that the Owner has been diagnosed with a terminal illness and the date such diagnosis was first made.
The Company reserves the right to have the Contract Owner examined by a physician of its choice and at its expense to determine if the Contract Owner is eligible for a waiver. The waiver is not available in California. The terminal illness waiver is not available to Contract Owners residing in New Jersey. Prospective Contract Owners should contact their agent concerning availability of the waiver in their state.
Annual Contract Expenses
Administrative Expenses
Account Administration Charge — The Company will deduct from your Contract Value an account administration charge of $30 (or if less, 2% of Contract Value for the Variflex Contract – 401(k) and 408(k)) at each Contract anniversary. The account administration charge is not assessed against Contract Value that has been applied under Annuity Options 1 through 4, 9 and 10. The Company deducts the account administration charge annually but will waive the charge if your Contract Value is $25,000 or more, and your Contract has been in force eight or more years on the date the charge is to be deducted. The Company will deduct the account administration charge from your Contract Value in the same proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.
The Company will deduct a pro rata account administration charge upon:
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●
A full withdrawal of Contract Value;
●
Payment of a death benefit;
●
The Annuity Commencement Date if one of Annuity Options 1 through 4, 9 or 10 is elected; and
●
The first deduction of the account administration charge if the Contract has been in force for less than a full calendar year.
The purpose of this charge is to reimburse the Company for the expenses associated with administration of the Contract. The Company does not expect to profit from this charge.
Base Contract Expenses
Mortality and Expense Risk Charge — The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contract. The charge is equal to an annual rate of 1.20% of each Subaccount’s average daily net assets. This charge is also deducted during the Annuity Period.
The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract (i.e., for deaths occurring sooner than the Company’s actuarial tables predict).
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Loan Interest Charge — The Company charges an effective annual interest rate on a loan equal to 5% (5.5%, if your Contract was issued prior to January 4, 1999). The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to 3.0%. The net cost of a loan is the interest rate charged by the Company less the interest rate credited.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and account administration charge for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment, or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement. The Company may also reduce or waive the contingent deferred sales charge and account administration charge on Contracts sold to directors, officers and bona fide full-time employees of the Company and its affiliated companies; the spouses, grandparents, parents, children, grandchildren and siblings of such directors, officers and employees and their spouses; any trust, pension, profit-sharing or other benefit plan established by any of the foregoing corporations for persons described above; and salespersons (and their spouses and minor children) who are licensed with the Company to sell variable annuities. Contracts so purchased are for investment purposes only and may not be resold except to the Company. No sales commission will be paid on such Contracts.
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Guarantee of Certain Charges — The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.20% of each Subaccount’s average daily net assets; and (2) the account administration charge will not exceed $30 per year.
Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract and may vary from year to year.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. It is also available as a single purchase payment immediate variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that you assume the risk of investment gain or loss under the Contract rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Commencement Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of Contract Value that you have allocated to the Fixed Account.
The Contract is available for purchase by an individual or group as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 401, 402A, 403(b), 408, 408A, or 457 of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) pension, profit-sharing and 401(k) plans established by an employer for the benefit of its employees under Section 401, including self-employed individuals’ retirement plans (sometimes called HR10 and Keogh plans), (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employees’ pension plan, (3) SIMPLE IRA plans established under Section 408, (4) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b) or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts approved Contract will be issued without regard to where the application was signed.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Your Contract may permit you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value, are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may
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be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Types of Variflex Contracts  — Different types of the Contract are offered by the Company through this Prospectus. The types of the Contract vary in the amount and timing of the minimum Purchase Payments, and in various other respects. The different types of the Contract are described below:
Single Purchase Payment Immediate Annuity. This type of Contract is used for an individual where a single Purchase Payment has been allocated to provide for annuity payments to commence immediately.
Flexible Purchase Payment Deferred Annuity. This type of Contract is used for an individual where periodic Purchase Payments will be made with annuity payments to commence at a later date.
Group Flexible Purchase Payment Deferred Annuity Contract. This type of Contract is used when Purchase Payments under group plans are to be accumulated until the retirement date of each Participant. Under a Group Allocated Contract, Contract Value is established for each Participant for whom payments are being made and the benefit at retirement will be determined by your Contract Value at that time.
Under a Group Unallocated Contract, the Purchase Payments are not allocated to the individual Participants but are credited to the Contract Owner's account. When a Participant becomes entitled to receive payments under the provisions of the Plan, the appropriate amount of Contract Value may be withdrawn by the Contract Owner to provide the Participant with an annuity.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 80 (age 75 for Contracts issued in Florida). If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $500 for a Contract funding a Non-Qualified Plan or Group Unallocated Contract, $25 for a Contract funding a Qualified Plan and $2,500 for single purchase payment immediate annuity. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. The Company does not permit subsequent Purchase Payments for a single purchase payment immediate annuity. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept, without prior Company approval, aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company, in good order. In this regard “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value
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determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment. Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Commencement Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about the Owner’s account to government regulators. In addition, the Company may be required to block the Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts and/or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account (if available).
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is properly completed, signed, and received by the Company at its Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and/or the Fixed Account in the manner described in “Transfers of Contract Value.”
Fund Liquidations. If your allocation instructions include a Subaccount that has become no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate the applicable portion of any subsequent Purchase Payments to the Invesco V.I. Government Money Market Subaccount, and any automatic allocation instructions for scheduled transfers that include a Subaccount that is no longer available due to a fund liquidation will be terminated. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Subaccount that is no longer available due to a fund liquidation), you will need to submit a new form to us. If you request a transfer of Contract Value to a Subaccount that is no longer available due to a fund liquidation, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount.
In the event that we receive a request to allocate Purchase Payments or Contract Value to a Closed Subaccount, we will handle that transaction as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. Except as provided below, if we receive a Purchase Payment for an existing Contract with an allocation a Closed Subaccount, we will allocate the applicable portion of the payment to the Invesco V.I. Government Money Market Subaccount. If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, your automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount,
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we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Dollar Cost Averaging Option — For no additional charge, prior to the Annuity Commencement Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, as of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received by the Company. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least one month if transfers were made on a monthly basis, or one quarter if transfers were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.
You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under “Transfers and Withdrawals from the Fixed Account.” You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options, if the Fixed Account is included in one of these two options.
Asset Reallocation Option — For no additional charge, prior to the Annuity Commencement Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
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To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. If you are a Participant in a Group Contract qualified under Internal Revenue Code Section 401, the Asset Reallocation Request will be effective on the first Valuation Date of the calendar quarter following the receipt of the request. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, as of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee, for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.
Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.” You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options, if the Fixed Account is included in one of these two options.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Commencement Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the close of a Valuation Date (normally 3:00 p.m. Central Time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In this regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer.
You may also transfer Contract Value from the Subaccounts to the Fixed Account, provided that the Fixed Account is available under your Contract. Transfers from the Fixed Account to the Subaccounts are restricted as described in “The Fixed Account.” The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Invesco V.I. Government Money Market Subaccount. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s), and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer processing fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher, which are reflected in Underlying Fund performance. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying
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Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
●
the total dollar amount being transferred;
●
the number of transfers you made within a period of time;
●
transfers to and from (or from and to) the same Subaccount;
●
whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
●
whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
There is a risk that some Owners and Participants may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants. If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period beginning on the date of the letter.
In addition, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transfer money out of the NAA SMid-Cap Value Series Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the NAA SMid-Cap Value Series Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
BNY Mellon IP Technology Growth	60 days
ClearBridge Variable Growth, ClearBridge Variable Small Cap Growth	30 days
Guggenheim VIF High Yield, Guggenheim VIF Total Return Bond	30 days
Invesco V.I. American Value, Invesco V.I. Comstock, Invesco V.I. Discovery Mid Cap
Growth, Invesco V.I. Equity and Income, Invesco V.I. EQV International Equity, Invesco V.I.
Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Health Care, Invesco
V.I. Main Street Mid Cap Fund®, Invesco V.I. Main Street Small Cap Fund®
30 days
Invesco V.I. Government Money Market	Unlimited
LVIP American Century Ultra®, LVIP American Century Value	30 days
MFS® VIT II Research International, MFS® VIT Total Return, MFS® VIT Utilities	30 days
NAA All Cap Value Series, NAA Large Cap Value Series, NAA Large Core Series, NAA
Large Growth Series, NAA Mid Growth Series, NAA Small Cap Value Series, NAA Small
Growth Series, NAA SMid-Cap Value Series, NAA World Equity Income Series
30 days
Neuberger Berman Quality Equity Portfolio	30 days
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Subaccount	Transfer Block Restriction (# of Calendar Days)
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return	30 days
Royce Micro-Cap	30 days
In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners and Participants, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners and Participants who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner or Participant in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner or Participant, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Owners and Participants seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners and Participants determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the
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Company applies its market timing procedures consistently to all Owners and Participants without special arrangement, waiver, or exception, aside from allocations to the Invesco V.I. Government Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Invesco V.I. Government Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher, which are reflected in Underlying Fund performance.
Because the Company does not reserve the unfettered right to prohibit transfers, it cannot guarantee that it can restrict or deter all harmful transfer activity, Owners and Participants bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and Participants and, as a result, the Company will inadvertently treat those Owners and Participants differently than Owners and Participants it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners and Participants may be treated differently than others. Consequently, there is a risk that some Owners and Participants may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under your Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including:
●
Investment performance of the Subaccounts to which you have allocated Contract Value,
●
Interest credited to the Fixed Account,
●
Payment of Purchase Payments,
●
The amount of any outstanding Contract Debt,
●
Full and partial withdrawals (including systematic withdrawals and withdrawals to pay advisory fees), and
●
Charges assessed in connection with the Contract.
The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Contract Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition, other transactions, such as loans, full or partial withdrawals (including systematic withdrawals, and withdrawals to pay advisory fees), transfers, and assessment of certain charges against the Contract, affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction request (subject to
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any applicable requirements that the transaction be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the NYSE is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract, and (5) the deduction of the Underlying Fund’s fees and expenses.
Cut-Off Times — Any financial transactions involving your Contract, including those submitted by telephone, must be received by us prior to any announced closing of regular trading on the NYSE (the “cut-off time”) to be processed on the current Valuation Date. The NYSE normally closes at 3:00 p.m. Central time so financial transactions normally must be received prior to that time. Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals (including systematic withdrawals and withdrawals to pay investment advisory fees), death benefit payments, and Purchase Payments.
Full and Partial Withdrawals — A Contract Owner may make a partial withdrawal of Contract Value or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Commencement Date, subject to restrictions on partial withdrawals of Contract Value from the Fixed Account, limitations under the applicable plan for Qualified Plans, and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Commencement Date are permitted only under Annuity Options 5 through 9. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at its Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal request is accompanied by a properly completed Withdrawal Request form (including the Owner’s signature and, if applicable, the written consent of any effective assignee or irrevocable beneficiary).
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any outstanding Contract Debt, any applicable withdrawal charge (if the withdrawal is made from Purchase Payments before the 9th Contract Year or before the 8th Contract Year if your Contract was issued after August 14, 2000, under a Section 403(b) retirement plan sponsored by a Texas institution of higher education), a pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on aContract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge,” “Account Administration Charge,” and “Premium Tax Charge.”
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. A request for a partial withdrawal (including systematic withdrawals) will result in a payment by the Company of the amount specified in the partial withdrawal request, less any applicable withdrawal or premium tax charge. Any withdrawal premium tax charge on partial withdrawals (including systematic withdrawals) from Purchase Payments before the 9th Contract Year (8th Contract Year if your Contract was issued after August 14, 2000, under a Section 403(b) retirement plan sponsored by a Texas institution of higher education) will be deducted from the requested payment
28

amount, as will any premium tax charge. Alternatively, you may request that any withdrawal and/or premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge in addition to the payment amount. See “Premium Tax Charge.” No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
If a partial withdrawal (other than a systematic withdrawal or a withdrawal to pay investment advisory fees) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination and will only terminate the contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Contract Owner’s instructions to the Company. If a Contract Owner does not specify the allocation, the Company will deduct the withdrawal in the same proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.
A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section401(a), 403 or 457 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans” and “Restrictions under the Texas Optional Retirement Program.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Withdrawals to Pay Advisory Fees — The deduction of advisory fees from your Contract Value is treated as a withdrawal under the Contract. No surrender charges will be assessed on a withdrawal to pay advisory fees and the deduction of advisory fees will not count toward the annual free withdrawal amount. Deductions from your Contract Value to pay advisory fees will reduce the death benefit, perhaps significantly. See “Benefits Under the Contract.”
Withdrawals to pay advisory fees may still be treated as withdrawals for tax purposes by the Company and/or the IRS. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay advisory fees to a financial intermediary may be subject to federal and state income taxes and a 10% federal penalty tax. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges and the impact of deducting advisory fees from your Contract Value.
Systematic Withdrawals — For no additional charge, the Company currently offers a feature under which you may select systematic withdrawals. Under this feature, a Contract Owner may elect to receive systematic withdrawals while the Contract Owner is living and before the Annuity Commencement Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time after the first Contract Year, or during the first Contract Year, if Contract Value is $40,000 or more at the time of election. A Contract Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. A Contract Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Contract Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $25. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax.
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
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In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated from the Contract Owner’s Contract Value in the Subaccounts and the Fixed Account, as directed by the Contract Owner. If a Contract Owner does not specify the allocation, the systematic withdrawal will be deducted from the Contract Value in the Subaccounts and the Fixed Account in the same proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.
Systematic withdrawals generally are subject to any applicable withdrawal charges. See “Charges and Deductions.”
The Company may, at any time, discontinue, modify, or suspend systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans,” “Restrictions under the Texas Optional Retirement Program,” and “Federal Tax Matters.”
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. The Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account, plus the Contract Value in the Subaccounts, plus any charges deducted from Contract Value in the Subaccounts.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments; or (2) Contract Value, plus any charges deducted from such Contract Value.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If the Owner(or Annuitant if you purchased your Contract prior to January 4, 1999) dies prior to the Annuity Commencement Date, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of death of the Owner and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner prior to the Annuity Commencement Date and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If the Owner is not a natural person, the death benefit proceeds will be calculated as of the date the Company receives due proof of death of the Annuitant prior to the Annuity Commencement Date and instructions regarding payment. Additionally, if the Owner is not a natural person, the amount of the death benefit will be based on the age of the oldest Annuitant on the date the Contract was issued. If the death of the Owner occurs on or after the Annuity Commencement Date, any applicable death benefit will terminate at the Annuity Commencement Date without value. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge, and any uncollected premium taxes. If an Owner dies during the Accumulation Period and the age of each Owner was 75 or younger on the date the Contract was issued, the amount of the death benefit will be the greatest of:
●
The sum of all Purchase Payments, less any reductions caused by previous withdrawals,
●
The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company, or
●
The stepped-up death benefit, if applicable.
The stepped-up death benefit is: (1) the largest death benefit on any Contract anniversary that is an exact multiple of six and occurs prior to the oldest Owner attaining age 76, plus (2) any Purchase Payments made since the applicable Contract anniversary, less (3) any withdrawals since the applicable Contract anniversary. For Contracts in effect for six Contract Years or more as of May 1, 1991, the Contract anniversary immediately preceding May 1, 1991, is deemed to be the sixth Contract anniversary for purposes of determining the stepped-up death benefit. The stepped-up death benefit is not payable and will not be included as part of the Death Benefit calculation if you die prior to the end of the sixth Contract Year.
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If an Owner (or if applicable, an Annuitant) dies during the Accumulation Period and the age of any Owner (or Annuitant) was 76 or greater on the date the Contract was issued, the death benefit will be the greater of: The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at its Administrative Office, or Total Purchase Payments reduced by any partial withdrawals.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. Under a Qualified Contract, most non-spouse Designated Beneficiaries will be required to receive all proceeds within ten years. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Please note that any death benefit payment we make in excess of Contract Value is subject to our financial strength and claims-paying ability.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Commencement Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing or other approved means at our Administrative Office.
Death Benefit for Certain Florida Residents. If you were a resident of Florida and purchased your Contract prior to January 4, 1999, your death benefit is as follows. If the Annuitant is 75 or younger as of the date of his or her death, the death benefit is the greatest of: (1) the sum of all Purchase Payments reduced by any partial withdrawals; (2) the Contract Value as of the Valuation Date due proof of death and instructions regarding payment are received by the Company at its Administrative Office; or (3) the largest Contract Value on any Contract anniversary that is an exact multiple of six, plus any Purchase Payments applied since that anniversary, less any partial withdrawals since that anniversary. If the Annuitant is 76 or older as of the date of his or her death, the death benefit is the Contract Value as of the Valuation Date due proof of death and instructions regarding payment are received by the Company at its Administrative Office, less any applicable withdrawal charge. The Company currently waives the withdrawal charge applicable to the death benefit.
Death Benefit for Group Unallocated Contracts. The death benefit under a Group Unallocated Contract is determined by reference to the terms of the Qualified Plan. The Contract Owner must inform the Company of the amount of the death benefit, and its payment will be treated as a partial withdrawal. The Company will not impose a withdrawal charge upon such a withdrawal and it will not be considered a free withdrawal under the Contract.
Example of the Standard Death Benefit. Assume:
(i)
The initial Purchase Payment is $100,000 and no additional Purchase Payments are made
(ii)
In Contract Year five, the Contract Value is $105,000
(iii)
The Owner takes one withdrawal of $10,000 in Contract Year seven
(iv)
The Owner dies in Contract Year 10
(v)
At the time of the Owner’s death, the Contract Value is $89,000
(vi)
There is no outstanding Contract Debt at the time of the Owner’s death
If the Owner was 76 years old or older on the Contract Date, the standard death benefit is the greater of the Contract Value or total Purchase Payments less any withdrawals (including withdrawal charges). The Contract Value is $89,000, and the amount of total Purchase Payments less withdrawals and withdrawal charges is $90,000. Thus, the death benefit is $90,000.
If the Owner was 75 years old or younger on the Contract Date, the standard death benefit is the greatest of sum of all Purchase Payments less withdrawals (including withdrawal charges), the Contract Value, or the stepped-up death benefit. The stepped-up death benefit is the largest death benefit on any Contract anniversary
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that is a multiple of five and occurs prior to the oldest Owner (or Annuitant) reaching age 76 plus Purchase Payments made and less withdrawals taken since the applicable Contract anniversary. Assuming the Owner was less than 76 years old in Contract Year five, the stepped-up death benefit is calculated as follows:
Death Benefit in Contract Year Five + Purchase Payments since Contract Year Five – Withdrawals since Contract Year Five =
$105,000 + $0 - $10,000 = $95,000
The death benefit is $95,000.
Example of the Impact of Advisory Fee Withdrawals on Contract Value and the Standard Death Benefit over Time. Assume:
(i)
The initial Purchase Payment is $100,000 and no additional Purchase Payments are added to the Contract.
(ii)
The Contract Value grows at an annual rate of 3%.
(iii)
An advisory fee withdrawal of $1,000 is taken each Contract Year at the end of the Contract Year.
Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
1	$100,000.00	$1,000.00	$102,000.00	$102,000.00
2	$102,000.00	$1,000.00	$104,060.00	$104,060.00
3	$104,060.00	$1,000.00	$106,181.80	$106,181.80
4	$106,181.80	$1,000.00	$108,367.25	$108,367.25
5	$108,367.25	$1,000.00	$110,618.27	$110,618.27
6	$110,618.27	$1,000.00	$112,936.82	$112,936.82
7	$112,936.82	$1,000.00	$115,324.92	$115,324.92
8	$115,324.92	$1,000.00	$117,784.67	$117,784.67
9	$117,784.67	$1,000.00	$120,318.21	$120,318.21
10	$120,318.21	$1,000.00	$122,927.76	$122,927.76
11	$122,927.76	$1,000.00	$125,615.59	$125,615.59
12	$125,615.59	$1,000.00	$128,384.06	$128,384.06
13	$128,384.06	$1,000.00	$131,235.58	$131,235.58
14	$131,235.58	$1,000.00	$134,172.65	$134,172.65
15	$134,172.65	$1,000.00	$137,197.83	$137,197.83
16	$137,197.83	$1,000.00	$140,313.76	$140,313.76
17	$140,313.76	$1,000.00	$143,523.18	$143,523.18
18	$143,523.18	$1,000.00	$146,828.87	$146,828.87
19	$146,828.87	$1,000.00	$150,233.74	$150,233.74
20	$150,233.74	$1,000.00	$153,740.75	$153,740.75
21	$153,740.75	$1,000.00	$157,352.97	$157,352.97
As the table above demonstrates, withdrawals to pay advisory fees taken over time will decrease the Contract Value. If the death benefit is equal to the Contract Value, such death benefit will also decrease as a result of withdrawals to pay advisory fees.
Distribution Requirements — The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages
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must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax advisor for more information on this subject.
For Contracts issued in connection with Non-Qualified Plans, the federal tax laws require that the Company pay a death benefit upon the death of the Owner, and the Company will do so under all Contracts, including those issued prior to January 4, 1999. If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Commencement Date or receive the death benefit proceeds.
For any Designated Beneficiary of a Non-Qualified Plan other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner (or Annuitant, if applicable). If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with Qualified Plans, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
Death of the Annuitant — For Contracts issued on or after January 4, 1999, if the Annuitant dies prior to the Annuity Commencement Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Commencement Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death. See “Death Benefit” for a discussion of the death benefit in the event of the Annuitant’s death for Contracts issued prior to January 4, 1999.
Benefits Under the Contract

The following table summarizes information about the standard benefits under the Contract that are currently available. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this Prospectus for additional information.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit – Contract Issue Age 75 or Younger
Provides a death benefit equal to
the greatest of (1) all Purchase
Payments less any withdrawals
(including withdrawal charges),
(2) the Contract Value, or (3) the
stepped-up death benefit, which
is the largest death benefit on any
Contract anniversary that is a
multiple of six and that occurs
prior to the oldest Owner
attaining age 76, plus Purchase
Payments made and less
withdrawals taken since the
applicable Contract anniversary.
There is no charge for this option.
●The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
●For Contracts in effect for six Contract Years or more as of May 1,
1991, the Contract anniversary immediately preceding May 1,
1991, is deemed to be the sixth Contract anniversary for purposes of determining the stepped-up death benefit.
●The stepped-up death benefit will not be included as part of the death benefit calculation if death occurs prior to the end of the sixth Contract Year.
●The calculation of this death benefit differs for Contracts issued in
Florida.

Standard Death Benefit – Contract Issue Age 76 and Older	Provides a death benefit equal to the greater of all Purchase Payments less any withdrawals (including withdrawal charges), or the Contract Value.	There is no charge for this option.
●The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
●The calculation of this death benefit differs for Contracts issued in
Florida.

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Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Systematic Withdrawals	Allows you to set up automatic periodic payments from your Contract Value.	There is no charge for this option.
●Each payment must be at least $100 (unless we consent
otherwise).
●This option may be elected at any time after the first Contract Year, or during the first Contract Year, if Contract Value is $40,000 or more at the time of election.
●Withdrawals may be subject to income tax and penalties.

Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts and the Fixed Account, if available.	There is no charge for this option.
●The minimum amount that may be transferred to any one
Subaccount is $25.00.
●The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
●You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options, if the Fixed Account is included in one of those two options.
●Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.
●After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.
●The Company may discontinue, modify, or suspend the availability of the Asset Reallocation Option at any time.
●You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options, if the Fixed Account is included in one of those two options.

Waiver of Withdrawal Charge	The Company will waive the withdrawal charge in the event of confinement to a Hospital or Nursing Facility or Terminal Illness, subject to certain conditions	There is no charge for this option.
●The Company reserves the right to have the Contract Owner
examined by a physician of its choice and at its expense to
determine if the Contract Owner is eligible for a waiver.
●The waiver is not available in California.
●The Terminal Illness waiver is not available in New Jersey.

Loans	You may be able to borrow money under your Contract using the Contract Value as the only security for the loan.	Annual net loan interest of up to 2.50%.
●Only available to participants in a tax deferred retirement plan that allows participant loans.
●Loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment.
●Collateral in the Loan Account does not participate in the
investment experience of the Subaccounts, which can impact the
Contract Value and death benefit, even if the loan is repaid in full.

Loans — If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Commencement Date. The minimum loan that may be taken is $1,000 ($500 for Contracts issued in New Jersey). The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 (ERISA)). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning
34

outstanding loans with other providers, we are only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.
Upon receipt by the Company of a written loan application and agreement and subject to the Company’s approval (which approval or disapproval may be postponed for up to six months after receipt of the loan application), Contract Value in an amount equal to the loan amount is withdrawn from the Subaccounts and/or the Fixed Account proportionately as it is currently invested in the Subaccounts and/or the Fixed Account and transferred into an account called the “Loan Account.” Amounts allocated to the Loan Account earn 3.0% on an annual basis. In addition, 10% of the loaned amount will be held in the Fixed Account as security for the loan and will earn the Current Rate under Fixed Account.
Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be equal to 5% (5.5% if your Contract was issued prior to January 4, 1999). The net cost of a loan is the interest rate charged by the Company less the interest rate credited. We are not responsible for determining whether this interest rate is “reasonable” as required by ERISA for loans under ERISA covered 403(b) plans.
Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Commencement Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. There is no required minimum payment. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.
If you do not make any required loan payment within 30 days of the due date for loans with a monthly repayment schedule or within 90 days of the due date for loans with a quarterly repayment schedule, your total outstanding loan balance will be deemed to be in default for tax reporting purposes. The entire loan balance, with any accrued interest, will be reported as income to the Internal Revenue Service (“IRS”) on form 1099R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59½. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest will be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contract Owner attains age 59½. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. The Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.
While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. The Contract Value at surrender and the death proceeds payable will be reduced by the amount of any outstanding Contract Debt plus accrued interest. Loans, therefore, can affect the Contract Value and benefits linked to the Contract Value, whether or not the loan is repaid. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance. You should consult with your tax advisor on the effect of a loan.
Annuity Period

General — You select the Annuity Commencement Date at the time of application. If you purchase a single purchase payment immediate annuity, your annuity payments will commence on the Contract Date. Otherwise, your Annuity Commencement Date may not be prior to the third Contract anniversary (ninth annual Contract anniversary for Contracts issued in Oregon after August 31, 1999) and may not be deferred beyond the Annuitant’s 95th birthday
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(90th birthday for Contracts issued prior to January 4, 1999). The terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Commencement Date, the Annuity Commencement Date will be the later of the Annuitant’s 65th birthday or the tenth Contract anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Commencement Date is selected, the Annuity Commencement Date will be the Annuitant’s 95th birthday. Any applicable death benefit will terminate at the Annuity Commencement Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Commencement Date.
On the Annuity Commencement Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Account. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Commencement Date, reduced by any applicable premium taxes, any outstanding Contract Debt, and for Options 1 through 4, 9 and 10, a pro rata account administration charge; and a withdrawal charge for Annuity Options 5, 6 and 7.
The Contracts currently provides for several Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time but will always offer a variable annuity option. Although Options 1 through 10 may not be described, or are numbered differently, in some Contracts, the Company makes these Options available to all Contract Owners, except that Option 9 is not available under certain forms of the Contract. Annuity payments under Annuity Options 1 through 4, 9 and 10 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 10, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Commencement Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 through 8 as described below, annuity payments are based upon Contract Value without regard to annuity rates. If no Annuity Option has been selected, annuity payments will be made to the Annuitant under an automatic option which shall be an annuity payable during the lifetime of the Annuitant with payments guaranteed to be made for 10 years under Option 2.
Annuity Options 1 through 4 and 10 provide for annuity payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $50 ($25 for Contracts issued prior to January 4,1999). If the frequency of payments selected would result in payments of less than $50 (or $25 if applicable), the Company reserves the right to change the frequency.
You may designate or change an Annuity Commencement Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Commencement Date set forth in the Contract. The date selected as the new Annuity Commencement Date must be at least 30 days after the date written notice requesting a change of Annuity Commencement Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 10, an Annuitant or Owner cannot change the Annuity Option, make partial withdrawals, or surrender his or her annuity and receive a lump sum settlement in lieu thereof. Under Annuity Options 5 through 9, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals) after the Annuity Commencement Date, subject to any applicable withdrawal charge, premium tax charge and pro rata account administration charge.
An Owner may transfer Contract Value among the Subaccounts during the Annuity Period, as was available during the accumulation phase, under Annuity Options 1 through 4, 7 and 8, if variable annuity payments have been selected.
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The Contract specifies annuity tables for Annuity Options 1 through 4, 9 and 10, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.
Option 3 — Life with Installment Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first annuity payment, annuity payments will continue to the Designated Beneficiary until that number of payments has been made. For example, if the Annuity start amount was $100,000 and the calculated monthly annuity payment was $550, 182 payments ($100,000 / $550) would be guaranteed for the life of the Annuitant. This means if the Annuitant dies before 182 payments have been made, the remaining annuity payments will be continued to the Designated Beneficiary.
Option 4 — Joint and Last Survivor. Periodic annuity payments will be made during the lifetime of either Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Option 5 — Payments for Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner, with the guarantee that, if, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary.
Option 7 — Deposit Option. The amount due under the Contract on the Annuity Commencement Date may be left on deposit with the Company in its General Account with interest at the rate of not less than 2% per year. Interest will be paid annually, semiannually, quarterly or monthly as you elect. This Option is not available under Contracts used in connection with Qualified Plans.
Option 8 — Age Recalculation. Periodic annuity payments will be made based upon the Annuitant’s life expectancy, or the joint life expectancy of the Annuitant and his or her beneficiary, at the Annuitant’s attained age (and the beneficiary’s attained or adjusted age, if applicable) each year. The payments are computed by reference to government actuarial tables and are made until Contract Value is exhausted. Upon the Annuitant’s death, any Contract Value will be paid to the Designated Beneficiary.
Option 9 — Period Certain. Periodic annuity payments will be made for a stated period which may be 5, 10, 15, or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 10 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
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Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 9 and 10 are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. If you have questions about the calculation of the payment amount under a particular Annuity Option, you can contact the Company at 1-800-888-2461. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular Qualified Plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that distributions begin no later than April 1 of the calendar year following the year in which the Annuitant reaches their “applicable age” as defined in the Code. If the Annuitant attains age 72 after 2022 and age 73 before 2033, their applicable age is 73. If Annuitant attains age 74 after 2032, their applicable age is 75. In addition, under a Qualified Plan, not all Annuity Options will satisfy required minimum distribution rules, particularly as those rules apply to your beneficiary after your death. Beginning with Owner deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death in order to satisfy required minimum distribution rules. Consult a tax adviser before electing an Annuity Option. For Non-Qualified Plans, the Company does not allow payments to be deferred beyond the Annuitant’s 95th birthday (90th birthday for Contracts issued prior to January 4, 1999).
The Fixed Account

The Fixed Account is not available in all states. If the Fixed Account is available under your Contract, you may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company’s General Account, which supports the Company’s insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Insurance Department and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see “The Contract.”
Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.
Information regarding the features of each currently offered Fixed option, including (i) its name, (ii) its term, and (iii) its minimum guaranteed interest rate, is available in Appendix A: Investment Options Available Under the Contract.
Interest — Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum (“Guaranteed Rate”). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate
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(“Current Rate”) that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.
Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any), in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account. Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different Current Rate than amounts allocated to the Fixed Account in July. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.
For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, withdrawals, loans or transfers from the Fixed Account will be deemed to be taken from Purchase Payments and Contract Value allocated to the Fixed Account on a first in, first out basis. For more information about transfers and withdrawals from the Fixed Account, see the discussion of the Fixed Account options below. For more information about transfers and withdrawals from the Fixed Account, see “Transfers and Withdrawals From the Fixed Account.”
If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.
Death Benefit — The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See “Death Benefit.”
Contract Charges — Premium taxes, if any, withdrawal charges and the account administration charge will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and other operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you will not participate in the investment experience of the Subaccounts.
Transfers and Withdrawals from the Fixed Account — You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are limited in a Contract Year to not more than the greatest of:
1.
$5,000,
2.
one-third of the Contract Value allocated to the Fixed Account at the time of the first transfer from the Fixed Account in the Contract Year, or
3.
120% of the amount transferred from the Fixed Account during the previous Contract Year.
The Company reserves the right for a period of time to allow transfers from the Fixed Account in amounts that exceed the limits set forth above (“Waiver Period”). In any Contract Year following such a Waiver Period, the total dollar amount that may be transferred from the Fixed Account is the greatest of: (1) above; (2) above; or (3) 120% of the lesser of: (i) the dollar amount transferred from the Fixed Account in the previous Contract Year; or (ii) the maximum dollar amount that would have been allowed in the previous Contract Year under the transfer provisions above absent the Waiver Period.
The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value allocated to the Fixed Account. Transfer of Contract Value pursuant to the Asset Reallocation Option is not currently subject to any minimums. The minimum transfer under the Dollar Cost Averaging Option is $25. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers and to limit the amount that may be subject to transfer.
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Effective February 1, 2009, for Contracts that provide for a Guaranteed Rate of 4% or higher and permit limits on transfers, the Company will limit the number of transfers to the Fixed Account in any Contract Year to $10,000 or 50% of your Contract Value at the beginning of such Contract Year, whichever is greater. The foregoing limit on transfers does not include transfers occurring before February 1, 2009, or transfers under an Automatic Asset Reallocation or Dollar Cost Averaging option, provided that such option as initially implemented or subsequently amended by the Owner does not violate the limit.
You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See “Full and Partial Withdrawals” and “Systematic Withdrawals.” In addition, to the same extent as Contract Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See “Loans.”
Payments from the Fixed Account — Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) or death benefit proceeds from Contract Value allocated to the Subaccounts within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone such a payment from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
●
During which the NYSE is closed other than customary weekend and holiday closings,
●
During which trading on the NYSE is restricted as determined by the SEC,
●
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or
●
For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
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Business Disruption and Cybersecurity Risks — We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g. affecting the internet, cloud services, or other infrastructure) or targeted (e.g. failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).
Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the recent military conflict between the United States and Iran, and the Russian invasion of Ukraine and the responses by the United States and other governments). Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.
Systems failures and cybersecurity incidents affecting us, our affiliates, the Underlying Funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the Underlying Funds, cause us to be unable to calculate unit values and/or the Underlying Funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value.
The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the Underlying Funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.
In addition, we are also exposed to risks related to natural and man-made disasters including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from Owners and orders with the Underlying Funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the Underlying Funds and the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we or the Underlying Funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.
Restrictions on Withdrawals from Qualified Plans — Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, effective for plan years beginning in 2024, distributions of employee elective deferrals, qualified nonelective contributions, qualified matching contributions, and gains attributable to such contributions may now be made on account of hardship. Under prior provisions, distributions on account of hardship generally were limited to amounts attributable to employee elective deferrals. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, purchasing a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as
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attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a rollover under the Internal Revenue Code. An Owner of a Contract may be able to transfer your Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under your employer’s Section 403(b) arrangement.
Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Generally, a Qualified Plan under Code sections 401(a), 403(b) or 457 may not permit the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with one of these Qualified Plans, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”
Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by groups as a non-tax qualified retirement plan and for individuals and groups in connection with Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
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Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Fund, intends to comply with the diversification requirements of Section 817(h).
Owner Control. In certain circumstances, owners of Non-Qualified variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable currently in the variable contract owner’s gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objectives or investment policies.
Income Taxation of Annuities in General—Non-Qualified Contracts — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons,” “Diversification Standards,” and “Owner Control.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Withdrawals Prior to the Annuity Commencement Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) from a Non-Qualified Contract prior to the Annuity Commencement Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed as ordinary income. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
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Amounts distributed from a Contract because of your death or the death of the Annuitant are generally treated as income to the recipient. If distributed in a lump sum, such payments are taxed in the same manner as if the Contract had been surrendered, and if distributed under an Annuity Option, they are taxed in the same manner as annuity payments. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay advisory fees to a financial intermediary may be subject to federal and state income taxes and a 10% federal penalty tax. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Surrenders. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed as ordinary income.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a Non-Qualified contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Commencement Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Commencement Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner. The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who meets the definition of “spouse” under federal law.
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The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Commencement Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Commencement Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Commencement Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Commencement Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. If contemplating any such transfer, assignment, selection or exchange, the Owner should contact a competent tax adviser with respect to the potential effects of such a transaction.
Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 401, 402A, 403(b), 408, 408A or 457 of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the Participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law,
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regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the plan or subject the Owner or Beneficiary to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their Beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, Participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.
The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
Section 401. Code Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing and 401(k) plans) for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees and therefore eligible to participate in such plans. Retirement plans established in accordance with Section 401 may permit the purchase of Contracts to provide benefits thereunder.
In order for a retirement plan to be “qualified” under Code Section 401, it must: (i) meet certain minimum standards with respect to participation, coverage and vesting; (ii) not discriminate in favor of “highly compensated” employees; (iii) provide contributions or benefits that do not exceed certain limitations; (iv) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan; (v) provide for distributions that comply with certain minimum distribution requirements; (vi) provide for certain spousal survivor benefits (vii) have a written plan document that complies with all the requirements of Code Section 401; and (viii) comply with numerous other qualification requirements.
A retirement plan qualified under Code Section 401 may be funded by employer contributions, employee contributions or a combination of both. Plan participants are normally not subject to tax on employer contributions until such amounts are actually distributed from the plan. Certain accounts in a 401(k) plan that allow “Roth” contributions are subject to tax when made. However, income earned on those after-tax Roth contributions can be distributed free from any federal income tax in a “qualified distribution.” Other plans, rarely seen in recent years, provide or once provided for contributions that are made on an after-tax basis. For these and other 401(a) plans, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.
Each employee’s interest in a retirement plan qualified under Code Section 401 must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches their “applicable age” as defined in the Code or retires (“required beginning date”). If the employee attains age 72 after 2022 and age 73 before 2033, their applicable age is 73. If employee attains age 74 after 2032, their applicable age is 75. The required beginning date for 5% owners is April 1 of the calendar year following the year in which the owner attains their applicable age. Periodic distributions must be made, beginning by the required beginning date, in installments at least equal to amounts determined under regulations prescribed by the Internal Revenue Service. For plan years beginning in 2024, Roth designated contributions in a 401(k) plan are not subject to minimum required distribution rules during the Contractowner’s lifetime.
If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed to a designated beneficiary starting before the close of the calendar year following the year of the employee’s death and be made in installments at least equal to amounts determined under regulations prescribed by the Internal Revenue Service. If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached their applicable age. Please note that for employees who die on or after January 1, 2020, most non-spouse Beneficiaries will no longer be able to satisfy these rules by “stretching” payouts over their lifetimes. Instead, those Beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to “eligible designated beneficiaries” which include disabled and chronically ill individuals, individual who are not more than ten years younger than the deceased individual, and children who have not reached the age of majority. Not all Annuity Options will satisfy minimum distributions rules for every designated beneficiary. Employees and Beneficiaries should consult a tax adviser if they may be affected by these changes.
Annuity payments distributed from a retirement plan qualified under Code Section 401 are taxable under Section 72 of the Code. Section 72 provides that the portion of each payment attributable to contributions that were taxable
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to the employee in the year made, if any, is excluded from gross income as a return of the employee’s investment. The portion so excluded is determined by dividing the employee’s investment in the plan by (1) the number of anticipated payments determined under a table set forth in Section 72 of the Code or (2) in the case of a contract calling for installment payments, the number of monthly annuity payments under such contract. The portion of each payment in excess of the exclusion amount is taxable as ordinary income. Once the employee’s investment has been recovered, the full annuity payment will be taxable. If the employee should die prior to recovering his entire investment, the unrecovered investment will be allowed as a deduction on his final return. If the employee made no contributions that were taxable when made, the full amount of each annuity payment is taxable to him as ordinary income.
Distributions from a retirement plan qualified under Code Section 401 may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”
Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.
Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches their “applicable age” as defined in the Code or retires (“required beginning date”). If the employee attains age 72 after 2022 and age 73 before 2033, their applicable age is 73. If employee attains age 74 after 2032, their applicable age is 75. Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).
If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached their applicable age (defined above). Please note that for employees who die on or after January 1, 2020, most non-spouse Beneficiaries will no longer be able to satisfy these rules by “stretching” payouts over their lifetimes. Instead, those Beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to “eligible designated beneficiaries,” which include disabled and chronically ill individuals, individuals who are not more than ten years younger than the deceased individual, and children who have not reached the age of majority. Not all Annuity Options will satisfy minimum distribution rules for every designated beneficiary. Employees and Beneficiaries should consult a tax adviser if they may be affected by these changes.
If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.
A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.
Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.
A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship. Additional restrictions may be imposed by a particular 403(b) Plan or program.
Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of
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confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as “Roth contributions” under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer’s 403(b) plan. Roth contributions may be made to the Contract in most states.
Unlike regular or “traditional” 403(b) contributions, which are made on a pre tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.
Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a “qualifying distribution” and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.
Roth contributions may be made up to the same elective contribution limits that apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.
Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.
Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See “Rollovers.”
Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs,” which are described below.
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of (i) $7,500 or $8,600 for owners age 50 or older (for 2026) or (ii) 100% of the individual’s taxable compensation (for 2026).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,100 in 2026 (indexed for inflation in future tax years). However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($129,000 to $149,000 for a married couple filing a joint return and $81,000 to $91,000 for a single taxpayer in 2026). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $242,000 to $252,000 (for 2026). Non-deductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the April 1 following the calendar year that the contract owner reaches their applicable age (as defined above)—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each
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distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
SIMPLE Individual Retirement Annuities. Certain employers with no more than 100 employees may establish a Savings Incentive Match Plan for Employees of Small Employers (SIMPLE plans). Depending upon the type of SIMPLE plan, employers may deposit the plan contributions into a single trust or into SIMPLE Individual Retirement Annuities (“SIMPLE IRA”) established by each participant. The contract may be purchased by a trust for a SIMPLE plan and is also available as a SIMPLE IRA annuity.
Information on eligibility to participate in an employer’s SIMPLE Plan will be included in the summary description of the plan furnished to the participants by their employer. Contributions to a SIMPLE IRA will generally include salary deferral contributions and employer contributions. On a pre-tax basis, participants may elect to contribute through salary deferrals based on a stated percentage of the employee’s compensation. Such salary deferrals are limited to the applicable dollar amount of $17,000 for the 2026 tax year.
The $17,000 limit may be adjusted for inflation in $500 increments. If an individual is age 50 or over, catch-up contributions can be made to the SIMPLE IRA in an amount up to the lesser of (i) the individual’s compensation for the tax year, reduced by all elective deferrals that were made to other plans, or (ii) $4,000. A higher catch-up contribution limit of $5,250 instead of $4,000 applies for individuals aged 60, 61, 62 and 63 in 2026.
The $4,000 limit will be adjusted for inflation in $500 increments. In addition, employers are required to make either (1) a dollar-for-dollar matching contribution or (2) a nonelective contribution to each participant’s account each year. In general, matching contributions must equal up to 3% of compensation, but under certain circumstances, employers may make lower matching contributions. Instead of the match, employers may make a nonelective contribution equal to 2% of compensation. For plan years beginning in 2024, the annual deferral and catch-up contribution limits are increased in the case of eligible employees with no more than 25 employees, provided certain conditions are met.
In general, SIMPLE IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 401 of the Code; however, the required beginning date for SIMPLE IRAs is generally the April 1 following the calendar year that the Contract Owner reaches their applicable age (as defined above). The Contract Owner’s retirement date will not affect his or her required beginning date. Amounts contributed to SIMPLE IRAs generally are excludable from the taxable income of the participant. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the participant.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $153,000 to $168,000 in adjusted gross income for 2026 ($242,000 to $252,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contract Owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the Contract Owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. Beginning with deaths occurring on or after
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January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death.
Section 457. Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments, such as schools, as well as tax-exempt organizations to defer a portion of their compensation without paying current taxes if those employees are participants in an eligible deferred compensation plan. A Section 457 plan may permit the purchase of Contracts to provide benefits thereunder.
Although a participant under a Section 457 plan may be permitted to direct or choose methods of investment, in the case of a tax-exempt employer sponsor, all amounts deferred under the plan and any income thereon remain solely the property of the employer and subject to the claims of its general creditors, until paid to the participant. The assets of a Section 457 plan maintained by a state or local government employer must be held in trust (or custodial account or an annuity contract) for the exclusive benefit of plan participants. A Section 457 plan must not permit the distribution of a participant’s benefits until the participant attains age 59½, terminates employment or incurs an “unforeseeable emergency.”
Section 457 plans are generally subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 401 of the Code. See “Section 401.” Since under a Section 457 plan, contributions are generally excludable from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence or other distributions are made. Distributions from a Section 457 plan for a tax-exempt employer, are not eligible for tax-free rollovers. Distributions from a governmental 457 plan may be rolled over to another eligible retirement plan including an individual retirement account or annuity (IRA).
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be another Section 403(b) plan, a qualified retirement plan, or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
A Section 403(b) plan must provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12-month period. The 12-month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12-month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (x) made in connection with the birth or adoption of a child, in limited circumstances; or (xi) made to terminally ill employees.
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The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.” There may be additional exceptions to the 10% penalty tax (e.g., certain disaster relief distributions).
Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the Participant is subject to a 25% tax on the amount that was not properly distributed, which is reduced to 10% if corrected within a two year correction period. The value of any enhanced death benefits or other optional Contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
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Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered tax advice.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having beneficial interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. In all cases, the Company will send you notice. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
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Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation. In addition, upon 30 days’ notice to the holder of a Group Contract, the Company may make other changes to a Group Contract that will apply only to individuals who become Participants after the effective date of the change.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis rather than at the time they occur. These transactions include purchases made automatically from your bank account or pursuant to a salary reduction arrangement, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive an annual and semiannual shareholder report for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. The shareholder reports contain information required by federal securities laws and will also be available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121109.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company’s Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s website. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation Option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company nor any of its affiliates nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests, provided that the Company effects such request in
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accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — This Prospectus and the Statement of Additional Information describe all material terms and features of the Contract, including any material state variations. If you would like to review a copy of your Contract and its endorsements and riders, if any, contact the Company’s Administrative Office.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Legal Matters — Alison Pollock, Esq., Assistant General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 6663-60001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA.
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDL. During fiscal years 2025, 2024, and 2023, the amounts paid to SDL in connection with all variable annuity contracts sold through the Separate Account were $2,307,093, $2,286,390, and $2,584,578, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions it receives as principal underwriter for the Contract. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract. The Company does not pay commissions to financial intermediaries who receive advisory fees from Contract owners because such intermediaries receive compensation in connection with the Contract in the form of those advisory fees.
Selling Broker-Dealers. The Company pays commissions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company uses its corporate assets to pay commissions and other costs of distributing the Contract. Commissions and other incentives or payments described below are not charged directly to Owners of the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract (including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract) or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company pays compensation as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 6.0% annually of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/or 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel,
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lodging and meals in connection therewith), entertainment, merchandise and other similar items, in compliance with applicable regulatory requirements.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to the commissions and non-cash compensation described above, the Company pays additional compensation to selected Selling Broker-Dealers. These payments include: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) sponsorship of or reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars put on by the Selling Broker-Dealers; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
The following list sets forth the names of the top ten Selling Broker-Dealers that received additional compensation from the Company in 2025 in connection with the sale of its variable annuity contracts: ACA/Prudent Investors Planning Corporation; GWN Securities, Inc.; Innovation Partners, LLC; Johnstone Brokerage Services LLC; The Leaders Group, Inc.; Lincoln Investment Planning, LLC; LPL Financial, LLC; OFG Financial Services, Inc.; Osaic Wealth, Inc.; and PlanMember Securities Corporation.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder can differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees, and may also be obtained for free from the SEC’s web site (https://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at One Security Benefit Place, Topeka, Kansas 66636-0001 or by calling 1-800-888-2461. The Statement of Additional Information is also available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121109.
Financial Statements — You can find financial statements for Security Benefit Life Insurance Company and Subsidiaries and the Separate Account in the Statement of Additional Information, which is available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121109. To receive a copy of the Statement of Additional Information free of charge, call your investment professional or contact us at 1-800-888-2461.
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APPENDIX A
Investment Options Available Under the Contract

Underlying Funds — The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended or updated from time to time, and can be found online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121109. You can view, download, and print copies of Underlying Fund documents at this website. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.
The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.securitybenefit.com/performance.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.07%	27.87%	8.96%	16.97%
Large Cap Growth	ClearBridge Variable Growth – Class II Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: ClearBridge Investments, LLC	1.13%	13.10%	4.98%	7.20%
Small Cap Growth	ClearBridge Variable Small Cap Growth – Class I Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: ClearBridge Investments, LLC	0.81%	9.23%	-0.17%	9.38%
High Yield Bond	Guggenheim VIF High Yield Adviser: Guggenheim Partners Investment Management, LLC	1.57%	6.84%	4.16%	5.55%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Guggenheim Partners Investment Management, LLC	1.04%	7.48%	-0.21%	3.13%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.14%	20.76%	17.56%	12.01%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.67%
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.11%	4.53%	3.64%	11.10%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.82%	12.52%	8.68%	8.64%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.15%	16.23%	3.42%	5.95%
Specialty-Sector	Invesco V.I. Global Real Estate – Series I Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.02%	7.85%	1.73%	2.44%
Money Market	Invesco V.I. Government Money Market – Series II Adviser: Invesco Advisers, Inc.	0.63%	3.76%	2.85%	1.77%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.95%	6.95%	-0.22%	1.34%
Specialty-Sector	Invesco V.I. Health Care – Series I Adviser: Invesco Advisers, Inc.	0.99%	15.33%	3.80%	6.58%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.19%	8.96%	8.83%	9.08%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Large Cap Growth	LVIP American Century Ultra – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.92%	12.67%	11.52%	17.00%
Large Cap Value	LVIP American Century Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.90%	15.85%	11.47%	10.07%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.22%	21.75%	5.25%	7.27%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	10.91%	6.16%	7.36%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.04%	14.76%	7.38%	9.22%
Multi Cap Value	NAA All Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.15%	12.87%	11.12%	10.40%
Large Cap Value	NAA Large Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.05%	14.16%	12.15%	10.88%
Large Cap Blend	NAA Large Core Series Adviser: New Age Alpha Advisors, LLC	1.16%	16.43%	13.65%	14.25%
Large Cap Growth	NAA Large Growth Series Adviser: New Age Alpha Advisors, LLC	1.17%	17.02%	13.89%	17.04%
Mid Cap Growth	NAA Mid Growth Series Adviser: New Age Alpha Advisors, LLC	1.18%	2.17%	4.48%	10.63%
Small Cap Value	NAA Small Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.29%	3.30%	8.47%	7.65%
Small Cap Growth	NAA Small Growth Series Adviser: New Age Alpha Advisors, LLC	1.42%	6.58%	2.59%	8.89%
Mid Cap Value	NAA SMid-Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.18%	7.35%	9.30%	9.97%
Global Equity	NAA World Equity Income Series Adviser: New Age Alpha Advisors, LLC	1.18%	22.75%	11.42%	9.99%
Specialty	Neuberger Berman Quality Equity Portfolio – Class S Adviser: Neuberger Berman Investment Advisers LLC	1.12%	13.43%	12.54%	12.66%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Specialty	PIMCO VIT All Asset – Administrative Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	2.22%	14.20%	5.60%	6.77%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Adminis- trative Class Adviser: Pacific Investment Management Company LLC	3.38%	18.79%	10.55%	6.54%
International Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Administrative Class Adviser: Pacific Investment Management Company LLC	1.09%	3.95%	1.03%	2.88%
Short Term Bond	PIMCO VIT Low Duration – Administrative Class Adviser: Pacific Investment Management Company LLC	0.66%	5.52%	1.57%	1.79%
Inflation- Protected Bond	PIMCO VIT Real Return – Administrative Class Adviser: Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Small Cap Blend	Royce Micro-Cap – Investment Class Adviser: Royce & Associates, LP	1.22%	13.89%	9.17%	10.14%
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Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

Fixed Option — The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in the Fixed Options, as noted below.
See “The Fixed Account” in the prospectus for a description of the Fixed Investment Options’ features.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	Not applicable	1%

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The Statement of Additional Information (SAI) contains additional information about the Contract, us, and the Separate Account, including financial statements. The SAI is dated the same date as this Prospectus and the SAI is incorporated by reference into this Prospectus. You may request a free copy of the SAI or submit inquiries about the Contract by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, KS 66675-0497, by calling 1-800-888-2461 or by visiting us online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121109.
You may also obtain reports and other information about the Separate Account on the SEC’s website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier C000028563

VARIFLEX® VARIABLE ANNUITY
May 1, 2026
Variflex Separate Account
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
Statement of Additional Information
Issued By:	Mailing Address:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461 www.securitybenefit.com	Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Statement of Additional Information is not a prospectus; it should be read in conjunction with the current Prospectus for the Variflex Variable Annuity dated May 1, 2026, as it may be supplemented from time to time. A copy of the Prospectus may be obtained free of charge from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.
6908A
32-69089-01 2026/05/01

General Information and History

The Company — The Company is a life insurance company that offers life insurance policies and annuity contracts, as well as financial and retirement services. The Company is organized under the laws of the State of Kansas and is admitted to do business in the District of Columbia and all states except for New York. It was originally organized as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950 and converted to a stock life insurance company on July 31, 1998. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Separate Account — The Company established Variflex Separate Account as a separate account under Kansas law on January 31, 1984. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Underwriter — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering. The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
The Company pays commissions to Selling Broker-Dealers through SDL in connection with sales of the Contract. During fiscal years 2025, 2024, and 2023, the amounts paid to SDL in connection with all Contracts sold through the Separate Account were $2,307,093, $2,286,390, and $2,584,578, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions it receives as principal underwriter for the Contract. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract.
General Information — For a description of the Contract, the Company, and the Separate Account, see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Valuation of Accumulation Units — The Accumulation Unit value for a Subaccount on any day is equal to (a) divided by (b), where (a) is the net asset value of the Underlying Fund shares of the Subaccount less the mortality and expense risk charge and any deduction for federal income taxes and (b) is the number of Accumulation Units of that Subaccount at the beginning of that day.
The aggregate value of a Contract’s Accumulation Units on any Valuation Date during the Accumulation Period can be determined by subtracting (b) from (a), where (a) is determined by multiplying the total number of Accumulation Units of each Subaccount credited to the Contract by the applicable Accumulation Unit value of each such Subaccount, and (b) is any pro rata account administration charge. During the Accumulation Period, all cash dividends and other cash distributions made to each Subaccount will be reinvested in additional shares of the corresponding Underlying Fund.
Computation of Variable Annuity Payments —
Determination of Amount of First Annuity Payment. For annuities under Annuity Options 1 through 4, 9 and 10, the Contracts specify tables indicating the dollar amount of the first monthly payment under each optional form of annuity for each $1,000 applied. The total first monthly annuity payment is determined by multiplying the value of your Contract (expressed in thousands of dollars) by the amount of the first monthly payment per $1,000 of value, in accordance with the tables specified in your Contract. The value of your Contract for the purpose of establishing the first periodic payment under Annuity Options 1, 2, 3, 4 and 10 or similar life contingent payment options mutually agreed upon is equal to the number of Accumulation Units applied to the option times the Accumulation Unit value as of the close of the Annuity Commencement Date (or for Contracts issued prior to January 4, 1999, as of the end of the second day preceding the Annuity Commencement Date). For annuities under these options, any pro rata account administration charge is assessed prior to the first annuity payment under such option. For Annuities under Annuity Options 5 through 8 or other mutually agreed upon non-life contingent payment option (aside from Annuity Option 9), the value of your Contract for the purpose of the first and subsequent periodic payments is based on the Accumulation Unit value as of the end of the day the annuity payment is made.
Amount of the Second and Subsequent Annuity Payments. For Variable Annuities under Annuity Options 1 through 4, 9 and 10, the amount of the first monthly annuity payment determined as described above is divided by the applicable value of an “Annuity Unit” (see below) as of the close of the Annuity Commencement Date to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, unless Annuity Units are transferred among Subaccounts. The dollar amount of the annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the day the payment is due.
Annuity Unit. The value of an Annuity Unit originally was set at $1.00. The value of an Annuity Unit for any subsequent day is determined by multiplying the value for the immediately preceding day by the product of (a) the “Net Investment Factor” for the day for which the value is being calculated and (b) .9999057540, the interest neutralization factor (the factor required to neutralize the assumed interest rate of 3½% built into the annuity rates specified in the Contract). The Net Investment Factor of any Subaccount is determined by subtracting 0.00003307502, the mortality and expense risk charge, from the ratio of (a) to (b) where (a) is the value of a share of the Underlying Fund at the end of the day plus the value of any dividends or other distributions attributable to such share during a day and minus any applicable income tax liabilities as determined by the Company, and (b) is the value of a share of the Underlying Fund at the end of the previous day.
Illustration — The Annuity Unit and the annuity payment may be illustrated by the following hypothetical example: Assume an Annuitant at the Annuity Commencement Date has credited to his or her Contract 4,000 Accumulation Units and that the value of an Accumulation Unit was $5.13, producing a total value for the Contract of $20,520. Any premium taxes due would reduce the total value of the Contract that could be applied towards the annuity; however, in this illustration it is assumed no premium taxes are applicable. Assume also the Annuitant elects an option for which the annuity table specified in the Contract indicates the first monthly payment is $6.40 per $1,000 of value applied; the resulting first monthly payment would be 20.520 multiplied by $6.40 or $131.33.
Assume the Annuity Unit value for the day on which the first payment was due was $1.0589108749. When this is divided into the first monthly payment, the number of Annuity Units represented by that payment is 124.0236578101. The value of the same number of Annuity Units will be paid in each subsequent month.
Assume further the value of a Subaccount share was $5.15 at the end of the day preceding the date of the second annuity payment, that it was $5.17 at the end of the due date of the second annuity payment and that there was no cash income during such second day. The Net Investment Factor for that second day was 1.0038504201 ($5.17 divided by $5.15 minus .00003307502). Multiplying this factor by 0.9999057540 to neutralize the assumed interest rate (the 3½% per annum built into the number of Annuity Units as determined above) produces a result of 1.0037558112. The Annuity Unit value for the valuation period is therefore 1.0639727137 which is 1.0037558112 x $1.0599915854 (the value at the beginning of the day).
The current monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value or 124.0236578101 times $1.0639727137 which produces a current monthly payment of $131.96.
Termination of Contract — The Company reserves the right to terminate any unallocated Group Contract under the following circumstances: (1) the Contract Value is less than $10,000 after the end of the first Contract Year, or $20,000 after the end of the third Contract Year; (2) the Qualified Plan pursuant to which the Contract is issued is terminated for any reason or becomes disqualified under Section 401 or 403 of the Internal Revenue Code; or (3) for any reason after the eighth Contract Year. For Contracts issued on or after January 4, 1999, the Company also reserves the right to terminate a Contract if Contract Value is less than $2,000 at any time after the first Contract Year and prior to the Annuity Commencement Date. For Contracts issued prior to January 4, 1999, the Company may terminate a Contract if the following conditions exist during the Accumulation Period: (1) no Purchase Payments have been received by the Company for the Contract for two full years; (2) the combined value of the Contract in the Separate Account and the Fixed Account is less than $2,000; and (3) the value of the Contract which is allocated to the Fixed Account, projected to the maturity date, would produce installments of less than $20 per month using contractual guarantees. Termination of a Contract may have adverse tax consequences. (See the Prospectus at “Full and Partial Withdrawals,” “Distribution Requirements,” and “Federal Tax Matters.”)
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Group Contracts — In the case of allocated Group Contracts, a master group contract is issued to the employer or other organization, or to the trustee, who is the Contractowner. The master group contract covers all Participants. Where funds are allocated to a Participant account, each Participant receives a certificate which summarizes the provisions of the master group contract and evidences participation in the plan established by the organization. An unallocated Group Contract is a contract between the Contractowner and the insurance company and individual accounts are not established for Participants.
Assignment

The Contracts may be assigned by the Contractowner except when issued to plans or trusts qualified under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.
Non-Principal Risks of Investing in the Contract

All non-principal risks of purchasing the Contract are disclosed in the Prospectus in their related subject matter sections.
Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Section 401 — The applicable annual limits on Purchase Payments for a Contract used in connection with a retirement plan that is qualified under Section 401 of the Internal Revenue Code depend upon the type of plan. Total Purchase Payments on behalf of a participant to all defined contribution plans maintained by an employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $72,000, or (b) 100% of the Participant’s annual compensation. Salary reduction contributions to a cash-or-deferred 401(k) arrangement under a profit sharing plan are subject to additional annual limits under Section 402(g). Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the participants will receive under the plan formula. The maximum annual benefit any individual may receive under an employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. Rollover contributions are not subject to the annual limitations described above.
Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.
Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity to $24,500 for tax year 2026. The $24,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $8,000 can be made to a 403(b) annuity during the 2026 tax year. The $8,000 limit may be adjusted for inflation in $500 increments for future tax years. A higher catch-up contribution limit of $11,250 instead of $8,000 applies for individuals aged 60, 61, 62 and 63 in 2026.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a) $3,000; (b) the excess of $15,000 reduced by the sum of the additional pre-tax elective contributions and designated Roth contributions made in prior years because of this rule; or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years.
Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2026 is the lesser of (i) $72,000, or (ii) 100% of the employee’s annual compensation.
Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$24,500 in 2026 with a $8,000 limit on catch up contributions on or after age 50 ($11,250 instead of $8,000 for individuals aged 60, 61, 62 and 63), and a special additional limit of up to $3,000 a
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year (subject to a $15,000 lifetime limit) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $24,500 elective contribution limit makes $11,000 in contributions to a Roth 403(b) annuity contract, the individual can only make $13,500 in contributions to a traditional 403(b) contract in the same year.
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of (i) $7,500 (for 2026) or (ii) 100% of the individual’s taxable compensation.
If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,100 in 2026 (indexed for inflation in future tax years).
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $7,500 or $8,600 if age 50 or older (for 2026) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $7,500 or $8,600 if age 50 or older (for 2026) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $72,000 (for 2026). Salary reduction contributions, if any, are subject to additional annual limits.
Section 457 — Contributions on behalf of an employee to a Section 457 plan generally are limited to the lesser of (i) $24,500 or (ii) 100% of the employee’s includable compensation. The $24,500 limit may be adjusted for inflation in $500 increments for future tax years.
If the employee participates in more than one Section 457 plan, the applicable dollar limit applies to contributions to all such programs. The Section 457 limit may be increased during the last three years ending before the year the employee reaches his or her normal retirement age. In each of these last three years, the plan may permit a special “catch-up” amount in addition to the regular amount to be deferred. Alternatively, if an individual is age 50 or over, catch-up contributions can be made to a Section 457 plan established by a governmental employer during the tax year equal to $8,000.
The $8,000 limit may be adjusted for inflation in $500 increments for future tax years. An individual eligible for both types of catch up contributions can make the type that produces the highest total contribution limit.
Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Invesco V.I. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Contractowners.
Quotations of yield for the Invesco V.I. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Invesco V.I. Government Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
5

Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of applicable contingent deferred sales charge and other recurring Contract fees and charges on an annual basis, including charges for mortality and expense risk and the account administration charge.
Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and that do not reflect deduction of the contingent deferred sales charge and account administration charge of $30. The contingent deferred sales charge and account administration charge, if reflected, would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount. Although the Contracts were not available for purchase until June 8, 1984, certain of the Underlying Funds have been in existence since before that date.
Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the account adminsitration charge and the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to that Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Yields and total returns do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, performance would be lower.
Mixed and Shared Funding Conflicts

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Contractowners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Contractowners, including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries at December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, and the financial statements of Variflex Separate Account at December 31, 2025, and for each of the specified periods ended December 31, 2025 and 2024, or for portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst  & Young  LLP, 1828 Walnut
6

Street, Suite 600, Kansas City, Missouri, 64108-1840, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries at December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, and the financial statements of Variflex Separate Account at December 31, 2025, and for each of the specified periods ended December 31, 2025 and 2024, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
The consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
7

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S

Security Benefit Life Insurance Company and Subsidiaries

Years Ended December 31, 2025, 2024 and 2023

With Report of Independent Auditors

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Financial Statements

Years Ended December 31, 2025, 2024, and 2023

Report of Independent Auditors

The Board of Directors

Security Benefit Life Insurance Company

Opinion

We have audited the consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries (the Company), which comprise the consolidated balance sheets as of December 31, 2025 and 2024, and the related consolidated statements of operations, comprehensive income, changes in stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with accounting principles generally accepted in the United States of America.

Adoption of ASU No. 2018-12

As discussed in Notes 1 and 2 to the financial statements, the Company changed its method of accounting for long-duration contracts in each of the three years in the period ended December 31, 2025 due to the adoption of ASU No. 2018-12, Financial Services – Insurance (Topic 944), Targeted Improvements to the Accounting for Long-Duration Contracts.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are available to be issued.

2603-10001-CS	1

A member firm of Ernst & Young Global Limited

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free of material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

Kansas City, Missouri

April 24, 2026

2603-10001-CS	2

A member firm of Ernst & Young Global Limited

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

	December 31,
	2025	2024
	(in thousands)
Assets
Investments:
Fixed maturities, available for sale ($39,826.8 million and $37,230.7 million in amortized cost for 2025 and 2024, respectively; includes $233.2 million and $332.2 million related to consolidated variable interest entities for 2025 and 2024, respectively; includes $46.5 million and $46.5 million in credit loss allowances for 2025 and 2024,respectively)	$39,944,617	$36,912,840
Fixed maturities, trading	85,453	76,221
Equity securities	1,416,745	991,706
Notes receivable from related parties	5,533,886	2,079,394
Mortgage loans	3,886,944	2,745,425
Policy loans	59,079	62,973
Cash and cash equivalents (includes $0.8 million and $42.5 million related to consolidated variable interest entities for 2025 and 2024, respectively)	2,131,843	3,815,783
Short-term investments	320,751	91,020
Derivative assets	1,541,359	1,266,094
Pledged securities	60,027	—
Other invested assets (includes $293.6 million and $306.3 million related to consolidated variable interest entities for 2025 and 2024, respectively)	1,520,782	1,617,315

Total investments	56,501,486	49,658,771
Accrued investment income (includes $5.0 million and $0.9 million related to consolidated variable interest entities for 2025 and 2024, respectively)	613,933	647,867
Reinsurance recoverable	12,507,818	10,682,423
Deferred policy acquisition costs, deferred sales inducement costs and value of business acquired	3,495,288	3,089,566
Other assets	1,087,227	713,633
Separate account assets	6,804,874	6,416,351

Total assets	$81,010,626	$71,208,611

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Balance Sheets (continued)

	December 31,
	2025	2024
	(in thousands)
Liabilities and stockholder’s equity
Liabilities:
Interest sensitive contract liabilities and future policy benefits	$46,048,729	$40,897,076
Funds withheld and held liability	11,066,965	9,201,462
Market risk benefits	3,319,550	3,022,203
Deferred income tax liability	117,292	31,242
Debt	111,981	113,173
Debt from consolidated variable interest entities	—	47,255
Derivative collateral	1,255,282	894,549
Repurchase agreements	1,511,982	328,443
Payables for collateral under securities loaned	62,657	—
Other liabilities	1,143,232	1,164,472
Separate account liabilities	6,804,874	6,416,351

Total liabilities	71,442,544	62,116,226
Stockholder’s equity:
Common stock (1)	7,000	7,000
Additional paid-in capital	4,394,457	4,394,107
Accumulated other comprehensive income (loss)	246,357	(67,233)
Retained earnings	4,828,121	4,652,283

Total Security Benefit Life Insurance Company stockholder’s equity	9,475,935	8,986,157
Noncontrolling interest	92,147	106,228

Total stockholder’s equity	9,568,082	9,092,385

Total liabilities and stockholder’s equity	$81,010,626	$71,208,611

(1)	$10 par value, 1,000,000 shares authorized, 700,000 issued and outstanding

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Operations

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Revenues:
Net investment income	$2,745,131	$3,026,091	$2,695,803
Asset-based and administrative fees	72,770	73,081	66,893
Other product charges	257,374	273,050	245,274
Investment-related gains (losses)	504,980	379,060	98,679
Other revenues	220,703	138,361	131,493

Total revenues	3,800,958	3,889,643	3,238,142
Benefits and expenses:
Interest sensitive contract and future policy benefits	1,298,493	1,046,772	970,788
Market risk benefit measurement (gains) losses	382,831	484,503	775,456
Other benefits	193,937	160,705	59,302

Total benefits	1,875,261	1,691,980	1,805,546
Other operating expenses	414,701	431,168	389,995
Amortization of deferred policy acquisition costs, deferred sales inducement costs, and value of business acquired	412,231	351,823	318,122
Interest expense	82,137	212,025	158,168

Total benefits and expenses	2,784,330	2,686,996	2,671,831

Income before income tax expense	1,016,628	1,202,647	566,311
Income tax expense	212,715	247,836	111,758

Net income	803,913	954,811	454,553
Less: Net income (loss) attributable to noncontrolling interest	(14,081)	3,072	—

Net income attributable to Security Benefit Life Insurance Company	$817,994	$951,739	$454,553

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Comprehensive Income

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Net income	$803,913	$954,811	$454,553
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on investments and hedging instruments	252,129	318,272	1,003,001
Remeasurement gains (losses) of future policy benefits related to discount rate	(4,235)	4,871	(4,132)
Remeasurement gains (losses) on market risk benefits related to credit risk	65,696	(144,504)	(110,449)

Total other comprehensive income (loss), net of tax	313,590	178,639	888,420

Comprehensive income (loss)	1,117,503	1,133,450	1,342,973
Less: Comprehensive income (loss) attributable to noncontrolling interest	(14,081)	3,072	—

Comprehensive income (loss) attributable to Security Benefit Life Insurance Company	$1,131,584	$1,130,378	$1,342,973

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder’s Equity

			Accumulated		Total
		Additional	Other		SBLIC
	Common	Paid-In	Comprehensive	Retained	Stockholder’s	Noncontrolling
	Stock	Capital	Income (Loss)	Earnings	Equity	Interest	Total
	(in thousands)
Balance at January 1, 2023	$7,000	$3,959,107	$(902,353)	$3,537,884	$6,601,638	$—	$6,601,638
Adoption of new accounting standards [1]	—	—	—	(4,912)	(4,912)	—	(4,912)
Adoption of new accounting standards [2]	—	—	(231,939)	918,019	686,080	—	686,080

Adjusted Balance at January 1, 2023	7,000	3,959,107	(1,134,292)	4,450,991	7,282,806	—	7,282,806
Net income	—	—	—	454,553	454,553	—	454,553
Other comprehensive income (loss), net	—	—	888,420	—	888,420	—	888,420
Contribution from parent	—	435,000	—	—	435,000	—	435,000
Dividends paid	—	—	—	(350,000)	(350,000)	—	(350,000)

Balance at December 31, 2023	7,000	4,394,107	(245,872)	4,555,544	8,710,779	—	8,710,779
Net income	—	—	—	951,739	951,739	3,072	954,811
Other comprehensive income (loss), net	—	—	178,639	—	178,639	—	178,639
Contribution from parent	—	—	—	—	—	103,156	103,156
Dividends paid	—	—	—	(855,000)	(855,000)	—	(855,000)

Balance at December 31, 2024	7,000	4,394,107	(67,233)	4,652,283	8,986,157	106,228	9,092,385
Net income	—	—	—	817,994	817,994	(14,081)	803,913
Other comprehensive income (loss), net	—	—	313,590	—	313,590	—	313,590
Contribution from parent	—	350	—	—	350	—	350
Contribution of noncontrolling interest	—	—	—	—	—	—	—
Dividends paid	—	—	—	(642,156)	(642,156)	—	(642,156)

Balance at December 31, 2025	$7,000	$4,394,457	$246,357	$4,828,121	$9,475,935	$92,147	$9,568,082

1

Effective January 1, 2023, the Company adopted ASU 2016-13, Financial Instruments—Credit Losses, Measurement of Credit Losses on Financial Instruments, as clarified and amended by ASU 2019-04, Codification Improvements to Topic 326; ASU 2019-05 Financial Instruments—Credit Losses (Topic 326): Targeted Relief; and ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments—Credit Losses.

2

Effective January 1, 2025, with a transition date of January 1, 2023, the Company adopted ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts (LDTI). The Company applied a modified retrospective approach for liabilities for future policy benefits, DAC, DSI, and VOBA, and a full retrospective approach for market risk benefits, as required.

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Operating activities
Net income	$803,913	$954,811	$454,553
Adjustments to reconcile net income to net cash and cash equivalents provided by (used in) operating activities:
Index credits and interest credited to account balances	1,229,064	1,128,491	586,521
Policy acquisition costs deferred	(427,324)	(359,442)	(366,519)
Amortization of deferred policy acquisition costs, deferred sales inducement costs, and value of business acquired	411,975	351,823	318,122
Investment-related (gains) losses	(504,980)	(379,060)	(98,679)
Change in equity method investments	(17,455)	(93,438)	(80,456)
Amortization of investment premiums and discounts	(36,485)	(105,247)	(54,087)
Interest sensitive contract and future policy benefits	69,429	(81,719)	377,405
Depreciation and amortization	2,458	7,358	12,342
Market risk benefits measurements (gains) losses	382,831	484,503	775,456
Changes in operating assets and liabilities:
Deferred income taxes	2,690	(94,620)	(197,510)
Funds withheld and held liability	1,756,581	1,334,587	1,813,995
Investment income due and accrued	(515,103)	(485,052)	(431,741)
Other assets and liabilities	(12,695)	166,700	147,082

Net cash and cash equivalents provided by operating activities	3,144,899	2,829,695	3,256,484
Investing activities
Sales, maturities, or repayments of investments:
Fixed maturities available for sale	16,870,283	21,718,867	8,021,523
Mortgage loans	918,480	338,443	103,769
Derivative assets	1,152,298	1,065,262	484,689
Notes receivable from related parties	4,453,293	4,958,630	3,788,848
Net sales (purchases) of fixed maturities, trading	(8,308)	18,208	(35,834)
Other invested assets	525,201	558,914	612,226

	23,911,247	28,658,324	12,975,221
Acquisitions of investments:
Fixed maturities available for sale	(19,715,288)	(17,707,094)	(12,723,875)
Mortgage loans	(1,774,194)	(2,162,112)	(100,406)
Derivative assets	(724,314)	(523,545)	(428,418)
Notes receivable from related parties	(7,903,461)	(6,035,840)	(3,086,017)
Net sales (purchases) of equity securities at fair value	(107,504)	(231,145)	(49,388)
Other invested assets	(727,887)	(1,176,693)	(327,064)

	(30,952,648)	(27,836,429)	(16,715,168)
Net sales (purchases) of property and equipment	(301)	(263)	(3,377)
Net sales (purchases) of short-term investments	(44,316)	71,817	547,351
Net decrease (increase) in policy loans	3,894	1,398	1,936

Net cash and cash equivalents provided by (used in) investing activities	(7,082,124)	894,847	(3,194,037)

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows (continued)

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Financing activities
Payments on debt and debt from consolidated VIEs	(47,255)	(190,277)	88,754
Contribution of noncontrolling interest	—	103,156	—
Capital contribution from parent	350	—	435,000
Dividends paid to parent	(540,000)	(355,000)	(350,000)
Net change in repurchase agreements	1,188,392	(684,055)	112,119
Cash receipts under securities lending program	62,657	—	—
Deposits to annuity account balances	5,339,726	4,684,487	4,132,870
Withdrawals from annuity account balances	(3,750,585)	(5,020,009)	(4,204,464)

Net cash and cash equivalents provided by (used in) financing activities	2,253,285	(1,461,698)	214,279

Increase (decrease) in cash and cash equivalents	(1,683,940)	2,262,844	276,726
Cash and cash equivalents at beginning of period	3,815,783	1,552,939	1,276,213

Cash and cash equivalents at end of period	$2,131,843	$3,815,783	$1,552,939

Supplemental disclosures of cash flow information
Cash paid during the period for:
Interest	$67,996	$109,701	$60,645

Income taxes	$237,400	$258,430	$321,301

Supplemental disclosure of non-cash information
Cash received in the prior year for policies issued in the current year	$28,607	$31,575	$81,441

Securities purchased not yet settled in cash	$(294,954)	$(436,817)	$(49,760)

Securities sold not yet settled in cash	$346,368	$82,280	$110,914

Accrued interest paid in kind	$575,322	$585,741	$382,913

In-kind dividends to parent	$102,156	$500,000	$—

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

Years Ended December 31, 2025, 2024 and 2023

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies

Nature of Operations

The operations of Security Benefit Life Insurance Company (“SBLIC”), together with its subsidiaries and consolidated variable interest entities (“VIEs”) (see Note 4) (referred to herein, collectively, as SBLIC, the Company, or we), consist primarily of marketing and distributing annuities, retirement plans, and other related products throughout the United States. Security Distributors, LLC (“SD”), a subsidiary of Security Benefit Life Insurance Company (“SBLIC”), is a registered broker/dealer with the Securities and Exchange Commission (“SEC”) and is a member of the Financial Industry Regulatory Authority. The Company has entered into an agreement with Security Benefit Business Services, LLC (SBBS), an affiliate, to handle most corporate functions and processes. All employees and the majority of the Company’s expenses are paid by SBBS, and an allocable portion of these costs are then billed to the Company.

The Company offers a diversified portfolio of products comprised primarily of fixed annuities, fixed index annuities (“FIA”), variable annuities (“VA”), and retirement plans. Our products are distributed by independent representatives through third-party distribution channels and sales networks.

Basis of Presentation

The financial statements of the Company are presented in accordance with U.S. generally accepted accounting principles (“GAAP”) on a consolidated basis and include the operations of SBLIC and its subsidiaries, SD; SAILES 2, LLC (“SAILES”); Sixth Avenue Reinsurance Company (“SARC”); Bentley Park, LLC, Chisholm Trail, LLC; Coronado Heights, LLC; Earhart Capital, LLC; Hawk Trail, LLC; Monarch Field, LLC; Perry Park, LLC; Pinckney Holdings, LLC; Ripley Park, LLC; SB 625 Madison Holdings, LLC; SB IIS Co., LLC; SB ISH, LLC; Shamrock Valley, LLC; Triple 8, LLC; IDF VI, LLC; IDF V, LLC; SecBen GBM Investco, LLC; FHI Investor, LLC; and the consolidated VIEs (see Note 4). All intercompany accounts and transactions have been eliminated in the consolidation.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Use of Estimates

The preparation of the Consolidated Financial Statements and accompanying notes in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts reported and disclosed. Significant estimates and assumptions include the valuation of investments; valuation of over-the-counter derivative financial instruments; determination of investment impairments and valuation allowances; calculation of liabilities for future policy benefits; valuation of market risk benefit assets and liabilities; calculation of income taxes and the recognition of deferred income tax assets and liabilities; and estimating future cash flows on certain structured securities. Management believes that the estimates used in preparing its Consolidated Financial Statements are reasonable.

Significant Accounting Policies

Investments

Fixed maturity investments include bonds, asset-backed securities, redeemable preferred stock, and collateral loans. Fixed maturity investments are classified as available for sale (“AFS”) and carried at fair value, with related unrealized gains and losses, exclusive of allowance for expected credit losses, reflected as a component of Accumulated other comprehensive income or loss (“AOCI”) in the Consolidated Balance Sheets.

The Company classified as trading certain fixed maturity securities investments. The change in fair value of these financial instruments is recognized as a component of Investment-related gains (losses) in the Consolidated Statements of Operations.

Equity securities include mutual funds, common stock, and non-redeemable preferred stock. Equity investments not accounted for under the equity method of accounting or the measurement alternative are carried at fair value, with related unrealized gains and losses recognized as a component of the Investment-related gains (losses) in the Consolidated Statements of Operations.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Investments in joint ventures and partnerships are reported in Other invested assets on the Consolidated Balance Sheets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees.

Realized capital gains and losses on sales of investments are determined using the specific identification method. Unrealized capital gains and losses related to trading securities are reported as a component of Investment-related gains (losses) in the Consolidated Statements of Operations. Credit losses are also reported within Investment-related gains (losses) in the Consolidated Statements of Operations.

The Company evaluates its fixed maturity AFS investments quarterly to determine whether a decline in fair value below the amortized cost basis has resulted from credit loss or other factors. This evaluation process involves monitoring market events that could affect issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also entails monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, securities in an unrealized loss position are reviewed to determine whether a decline in value is due to credit risk. Relevant facts and circumstances considered include: (1) the extent the fair value is below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) for structured securities, the adequacy of the expected cash flows. To the extent the Company determines an unrealized loss is due to credit risk, an allowance for credit loss is recognized through a reduction to Net income.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The credit loss component of a structured security impairment is estimated as the difference between amortized cost and the present value of the expected cash flows of the security. For fixed rate securities, the present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security just prior to impairment. For variable rate securities, the present value is determined using the best estimate cash flows discounted at the variable rate that exists as of the date the cash flow estimate is made. The structured securities cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics such as: expectations of delinquency and default rates, loss severity, asset spreads, and prepayment speeds, as well as structural support, including subordination and guarantees. The Company does not measure a credit loss allowance on accrued interest receivable because we write off the accrued interest receivable balance to net investment income in a timely manner when we have concern regarding collectability.

Amounts in Fixed maturities, available for sale deemed uncollectible are written off and removed from the allowance for credit loss. A write-off may also occur if the Company intends to sell a security or if it is more likely than not that the Company will be required to sell the security before the recovery of its amortized cost, which in some cases, may extend to maturity. Any additional impairment, other than for credit loss, is recorded as a component of Other comprehensive income (“OCI”), net of income taxes, on the Consolidated Statements of Comprehensive Income.

Commercial and residential mortgage loans are generally reported at cost, adjusted for amortization of premiums or accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in Net investment income in the Consolidated Statements of Operations. Any change in the mortgage loan valuation allowances are reported in Investment-related gains (losses) on the Consolidated Statements of Operations. See Note 3 for details around our valuation allowance.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Policy loans are reported at unpaid principal balance.

Cash and cash equivalents includes operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

The Company has agreed to provide a loan facility through bridge or revolver loans to borrowers until permanent financing can be secured or an existing obligation or project is completed. The Company generally receives a commitment fee on unfunded amounts and interest on the amounts funded. Open commitments on bridge loans and revolvers are disclosed in Note 14.

The Company has variable interest investments in different types of securitization entities, which are deemed VIEs. An entity is a VIE if the equity at risk is not sufficient to support its activities, if the equity holders lack a controlling financial interest or if the entity is structured with non-substantive voting rights. When the Company is determined to be the primary beneficiary of a VIE, the Company consolidates the entity into the financial statements. The primary beneficiary of a VIE is defined as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Accordingly, the Company would not consolidate a VIE when it is not the primary beneficiary. On an ongoing basis, the Company assesses whether it is the primary beneficiary of VIEs in which it has a variable interest.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Asset and Liability Derivatives

The Company hedges certain exposures to equity market risk, foreign exchange risk, and interest rate risk by entering into derivative financial instruments. All of the derivative financial instruments are recognized as an asset or liability on the Consolidated Balance Sheets at fair value. Derivative instruments that are not designated in hedge accounting relationships are recorded at fair value, with changes in fair value recognized in Investment-related gains (losses) on the Consolidated Statements of Operations.

The Company issues certain products and periodically enters into certain transactions that contain a derivative that is embedded in the product or the transaction, and must be accounted for under Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging (“ASC 815”).

Embedded derivatives are bifurcated from host contracts when the embedded feature is not clearly and closely related to the host and would qualify as a derivative on a standalone basis. Bifurcated embedded derivatives are reported within policy liabilities and measured at fair value, with changes recognized in earnings. See Note 11 for a description of embedded derivatives related to fixed index annuity index credits.

The Company previously entered into distribution arrangements under which it earned level commission payments over time. The related commission receivable includes an embedded lapse risk feature. In accordance with ASC 815, the lapse risk feature is bifurcated and accounted for as a derivative. The derivative is measured at fair value, with changes recognized in earnings.

The Company is party to both bilateral and tri-party agreements with certain derivative instrument counterparties that require the posting of collateral based on the fair value of derivative positions, subject to agreed-upon thresholds. Under bilateral arrangements, cash collateral received is recorded as an asset with a corresponding liability. Under certain tri-party arrangements, collateral is held by a third-party custodian and is not recognized on the Company’s Consolidated Balance Sheets.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s Consolidated Statements of Operations as a component of income tax expense or benefit, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets to an amount that represents management’s best estimate of the amount of such deferred income tax assets that will more likely than not be realized using the enacted tax rates and laws.

The realization of deferred tax assets related to unrealized losses on available for sale fixed maturity securities is based on the Company’s ability to hold the securities for a period of time sufficient to allow for the recovery of the value.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Deferred Policy Acquisition Costs, Deferred Sales Inducement Costs and Value of Business Acquired

Deferred policy acquisition costs (“DAC”) represents incremental, direct costs incurred to successfully acquire new insurance or annuity contracts. Deferred sales inducement costs (“DSI”) represents amounts credited to policyholders as sales incentives at contract inception that are incremental to amounts credited on similar contracts without such features. Value of business acquired (“VOBA”) represents the fair value of in-force contracts acquired in a business combination and is recorded as an intangible asset.

DAC, DSI, and VOBA related to long-duration contracts are amortized on a constant-level basis over the expected term of the related contracts, generally at a grouped contract level. The amortization period reflects best estimate assumptions regarding contract persistency, including lapses, withdrawals, and mortality. Assumptions are reviewed at least annually and changes in expected contract duration are reflected prospectively.

Certain policyholder transactions, including contract exchanges or modifications, are accounted for as internal replacements. Internal replacements are accounted for as a termination of the original contract and issuance of a new contract, and any associated unamortized DAC or DSI is written off at the time of replacement.

In 2025, the Company performed its annual review of significant assumptions and updated certain assumptions to reflect emerging experience and expectations for future performance. Revisions primarily related to policyholder behavior assumptions, including utilization rates for rider benefits and full surrender rates. The updates were based on recent experience studies, industry data, and refinements to modeling methodologies.

In 2024, the Company performed its annual review of significant assumptions and updated certain assumptions to reflect emerging experience and updated modeling approaches. Revisions primarily related to policyholder behavior assumptions, including surrender patterns and rider utilization, as well as mortality assumptions for certain products. The Company also refined certain modeling methodologies used to project policyholder behavior.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

The following table provides the policy count weighted-average durations using the above assumptions over the DAC and DSI amortization period, in years ended December 31:

	2025	2024
Fixed Index Annuity	5.5	6.1
Fixed Annuity	2.6	3.2
Variable Annuity	10.2	10.3

Total	5.4	6.0

The following table provides the policy count weighted-average durations during the VOBA amortization period, in years ended December 31:

	2025	2024
Fixed Index Annuity	4.1	4.7
Fixed Annuity	2.2	2.4
Variable Annuity	8.5	9.1

Total	6.2	6.8

Reinsurance Agreements

The Company utilizes reinsurance agreements to manage risks associated with its annuity operations, optimize capital, and manage exposure to large losses. These agreements include coinsurance and coinsurance with funds withheld arrangements.

In the accompanying Consolidated Financial Statements, premiums, benefits, and settlement expenses are reported net of reinsurance ceded. Policy liabilities, including liabilities for future policy benefits, interest sensitive contract liabilities, and market risk benefits (“MRBs”), are reported gross of reinsurance ceded.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Under coinsurance with funds withheld arrangements, the Company transfers all or a portion of the risks and benefits associated with specific policies to reinsurers while retaining the invested assets supporting the ceded reserves on its Consolidated Balance Sheets. The corresponding obligation to the reinsurer is recorded as a funds withheld and held liability and is adjusted for changes in the fair value of the underlying assets in accordance with the terms of the reinsurance agreement.

Reinsurance premiums and benefits are accounted for in a manner consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Reinsurance recoverables related to liability for future policy benefits, interest sensitive contract liabilities, and MRBs are recorded within Reinsurance recoverable on the Consolidated Balance Sheets.

In accordance with Accounting Standards Update (“ASU”) 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts (“LDTI”):

•	Ceded liabilities for Interest sensitive contract liabilities and future policy benefits are measured using assumptions consistent with the underlying direct contracts.

•

Ceded MRBs are measured at fair value, consistent with the measurement of direct MRBs. Changes in the fair value of ceded MRBs are recognized in earnings, except for the portion attributable to changes in instrument-specific credit risk, which is recorded in OCI.

•

Certain reinsurance agreements include embedded derivatives, including funds withheld features, that are accounted for under ASC 815. These embedded derivatives are measured at fair value, with changes in fair value recognized in Investment-related gains (losses).

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of reinsurers, and requires collateralization of liabilities ceded where allowable by contract.

Other Assets

Property and equipment, including home office real estate, furniture and fixtures, and data processing equipment and certain related systems, are recorded at cost less accumulated depreciation. Computer software includes internally developed software costs that are capitalized when they reach technological feasibility. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which generally range from 3 to 40 years. Property and equipment is reported within Other assets on the Consolidated Balance Sheets.

Goodwill is recognized for the excess of the purchase price over the fair value of identifiable net assets acquired. Goodwill is not amortized, but is reviewed annually for indications of impairment. If the fair value of the reporting unit is lower than the reporting unit’s carrying value, goodwill is written down, and a charge is reported in the Consolidated Statements of Operations. Goodwill is reported within Other assets on the Consolidated Balance Sheets.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Separate Accounts

The Separate account assets and Separate account liabilities reported in the accompanying Consolidated Balance Sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The Separate account assets are carried at fair value, and Separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account contract holders of the Company are excluded from the amounts reported in the Consolidated Statements of Operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in Net investment income in the accompanying Consolidated Statements of Operations. Revenues from charges on separate account products consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

Interest sensitive contract liabilities and future policy benefits

Interest sensitive contract liabilities are primarily associated with deferred annuities, consisting of fixed, variable, and index annuities, interest-sensitive life insurance, funding agreements, and other investment-type contracts comprised of immediate annuities without significant mortality risk.

Liabilities for interest sensitive life and deferred annuity products, including fixed annuities and the fixed portion of variable and index annuities, represent contract values accumulated with interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Interest crediting rates ranged from 1.0% to 6.6%, 1.0% to 6.7%, and 1.0% to 6.9% during each of the years 2025, 2024, and 2023, respectively.

For fixed index annuities, the liability consists of: (i) the host (guaranteed) component, (ii) the embedded derivative component related to index credits, and (iii) any fixed account balance. The host component is established at contract inception and accreted over the life of the contract at a constant effective interest rate. The embedded derivative is measured at fair value using discounted cash flow techniques based on projected excess benefits over minimum guarantees, discounted using observable risk-free interest rates adjusted for the Company’s nonperformance risk. Changes in fair value are recognized in earnings.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Significant assumptions used in the calculation of the index annuity embedded derivative include projected option budget levels, performance of the underlying index, expected policyholder behavior (including lapses and benefit utilization), and discount rates. The discount rate used in valuing the embedded derivative incorporates a provision for nonperformance risk and a margin for uncertainty in projected cash flows.

Liabilities for future policy benefits for traditional life and life-contingent immediate annuity products are measured using a net level premium method.

Assumptions used in measuring the liability for future policy benefits are reviewed at least annually and updated prospectively as necessary. Significant assumptions include mortality, morbidity, lapse, and expense assumptions.

The liability for future policy benefits is discounted using an upper-medium grade (low credit risk) fixed income instrument yield that maximizes the use of observable market inputs. The discount rate is based on a U.S. corporate bond yield curve for instruments rated A (or equivalent), derived from observable market data. The Company utilizes a published market yield curve and converts the curve to forward rates for use in discounting projected cash flows. The yield curve is locked in at contract issuance for each issue-year cohort and is updated at each reporting date using current observable market yields. For durations beyond the last observable tenor, the Company holds the last observable rate constant. The difference between the liability measured using the locked-in discount rate and the liability measured using the current discount rate is recognized in AOCI.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Market risk benefits

MRBs represent contract features that provide protection to the policyholder from capital market risk and expose the Company to other-than-nominal market risk. MRBs are measured at fair value at the contract level and may be recorded as either a liability or an asset and are included in Market risk benefits or Other assets, respectively, on the Consolidated Balance Sheets.

The fair value of an MRB represents the present value of projected excess benefits over the present value of attributed fees. Excess benefits represent projected benefits payable to the policyholder in excess of the contract account balance, as applicable. Attributed fees represent the portion of total contract fees allocated to the MRB based on its relative fair value at contract inception.

Changes in the fair value of MRBs are recognized in earnings within Market risk benefits measurement (gains) losses on the Consolidated Statements of Operations, excluding amounts attributable to changes in instrument-specific credit risk, which are recognized in OCI on the Consolidated Statements of Comprehensive Income. MRBs are measured gross of reinsurance. Ceded MRBs are measured at fair value and recorded within Reinsurance recoverable.

The Company’s annuity products, including FIAs and VAs, include certain guarantees that meet the definition of MRBs under ASC 944, Financial Services—Insurance. These guarantees include guaranteed minimum death benefits (“GMDB”), guaranteed lifetime withdrawal benefits (“GLWB”), guaranteed minimum accumulation benefits (“GMAB”), guaranteed minimum income benefits (“GMIB”), and certain rider charge refund features.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

MRBs are distinct from embedded derivatives related to FIA index-crediting features, which are accounted for under ASC 815.

Multiple MRB features on a single contract are treated as a single compound MRB for measurement purposes. At contract inception, the Company determines the total fees and assessments collectible from the policyholder and attributes a portion of those fees to the MRB based on the relative fair value of the guarantee. Attributed fees are included in the valuation of the MRB and are not permitted to exceed total explicit fees collectible from the policyholder.

If the present value of projected excess benefits exceeds the present value of attributed fees at contract inception, a corresponding asset is recognized and amortized using the same methodology and assumptions applied to DAC, consistent with the amortization framework described in Note 6.

Upon annuitization or extinguishment of the underlying account balance, the related MRB is derecognized, including amounts recorded in AOCI.

The determination of fair value requires the use of significant actuarial and capital market assumptions in projecting excess benefits over attributed fees. Judgment is required in developing both economic and policyholder behavior assumptions.

Economic assumptions include interest rates and implied volatilities throughout the duration of the liability. For index annuities, assumptions include projected equity returns, implied volatilities, and other market inputs that affect projected MRB cash flows (including benefits in excess of the account balance and attributed fees). Expected index credits and projected equity option costs are considered to the extent they impact projected account values and MRB utilization. Policyholder behavior assumptions, including lapses, withdrawals, mortality, and benefit utilization, are also incorporated into the valuation and significantly affect projected cash flows.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

All inputs are used to project excess benefits and fees over a range of risk-neutral, stochastic interest rate scenarios. For index annuities, stochastic equity return scenarios are also incorporated. The discount rate includes a provision for nonperformance risk, reflecting the Company’s own credit spread.

Recognition of Revenues

Interest income and dividends, recorded in Net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in fixed maturity securities are reflected in Net investment income over the contractual terms of the investments in a manner that produces an effective yield. For structured securities, included in the fixed maturity available for sale securities portfolios, the amortization/accretion of premiums and discounts incorporate prepayment assumptions to produce a constant yield over the expected life of the security. When actual prepayments differ significantly from originally anticipated prepayments, the accretable yield is recalculated to reflect actual payments to date plus anticipated future payments. For securities, purchased or retained, that represent beneficial interests in structured securities other than high credit quality securities, the accretable yield is adjusted using the prospective method when there is a change in estimated future cash flows. For high credit quality securities, the accretable yield is adjusted using the retrospective method. Any adjustments resulting from changes in effective yield are reflected in Net investment income.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Revenues from Contracts with Customers

The Company has two revenue streams that are recognized in accordance with ASC 606, Revenue from Contracts with Customers: distribution revenue and shareholder administrative service revenue.

Distribution Revenue

SD enters into distribution and underwriting arrangements with various unaffiliated mutual fund companies. The Company primarily receives distribution fees paid by the fund over time. The performance obligation is the sale of securities to investors, which is fulfilled on the trade date. Amounts owed to the Company under the arrangements are primarily dependent on the value of the shares at future points in time, as well as the length of time the investor remains in the fund, both of which are highly susceptible to factors outside of the Company’s influence. These fee payments cannot be finalized until the market value of the fund and investor activity is known, which are usually at month end or quarter end. Distribution revenue for the years ended December 31, 2025, 2024 and 2023 amounted to $24.3 million, $23.2 million, and $20.4 million, respectively, and is included in the Consolidated Statements of Operations in Asset-based and administrative fees.

Shareholder Administrative Service Revenue

SBLIC enters into agreements with unaffiliated investment vehicles for the provision of services such as sub-transfer agency, record keeping and various shareholder administrative services. Management does not consider these to be a series of distinct services, but as a single performance obligation, because they are not separable and not distinct within the context of the contract and are highly interrelated. They have the same pattern of transfer (i.e., transfer to customers over time) and use the same method to measure progress (i.e., time based measure of progress). The Company

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

primarily receives fees paid by the fund or its affiliates over time. The performance obligation is the completion of those services. Amounts owed to the Company under the arrangements are dependent on the value of the shares at future points in time, which are highly susceptible to factors outside of the Company’s influence. These fee payments cannot be finalized until the market value of the fund is known, which are usually monthly or quarterly. Service fee revenue for the years ended December 31, 2025, 2024, and 2023 amounted to $9.3 million, $9.4 million, and $8.8 million, respectively, and is included in the Consolidated Statements of Operations in Asset-based and administrative fees.

The Company evaluates the need for a credit loss allowance for accounts receivable that it believes will not be collected in full. There was no allowance for credit losses at December 31, 2025 or 2024.

Reclassifications

During the year ended December 31, 2025, the Company made certain reclassifications to improve the clarity and consistency of presentation on the Consolidated Balance Sheets and Consolidated Statements of Operations.

Consolidated Balance Sheets

Reclassifications include:

i.	derivative amounts previously reported within Other invested assets were combined with amounts previously presented as Call options into a new line item titled Derivative assets;

ii.

the separate line items for Deferred policy acquisition costs, Deferred sales inducement costs, and Value of business acquired were combined into a single line item titled Deferred policy acquisition costs, deferred sales inducement costs and value of business acquired;

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

iii.	the separate line items for Accounts receivable, Property and equipment, net, and Goodwill were aggregated into Other assets;

iv.	Policy reserves and annuity account values were renamed Interest sensitive contract liabilities and future policy benefits; and

v.	Surplus notes were renamed Debt.

Consolidated Statements of Operations

Reclassifications include:

i.	Change in fair value of options, futures and swaps was included within Investment-related gains (losses); and

ii.

the separate line items for Index credits and interest credited to account balances and Change in fixed annuity embedded derivative and related benefits were combined into a single line item titled Interest sensitive contract and future policy benefits.

Prior-period amounts have been reclassified to conform to the current-period presentation. These reclassifications had no effect on previously reported total assets, total liabilities, stockholder’s equity, net income, comprehensive income, or cash flows.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Adoption of New Accounting Pronouncements

The following table provides a description of the adoption of new accounting standards:

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts (LDTI)	Amends the accounting and disclosure requirements for long-duration insurance contracts. Key changes include: (i) annual review and updating of assumptions for liabilities for future policy benefits and updating discount rates each reporting period, with discount rate changes recognized in other comprehensive income; (ii) measurement of market risk benefits at fair value, with changes in instrument-specific credit risk recognized in other comprehensive income; (iii) amortization of DAC, DSI, and VOBA on a constant-level basis over the expected term of contracts; and (iv) expanded rollforward and assumption disclosures.	Effective January 1, 2025, with a transition date of January 1, 2023. The Company applied a modified retrospective approach for liabilities for future policy benefits and DAC, DSI, and VOBA and a full retrospective approach for market risk benefits, as required.	Adoption resulted in a cumulative increase to stockholder’s equity of $686.1 million as of January 1, 2023. See Note 2 for additional information regarding the impact of adoption.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

See Note 2 for the effects of LDTI adoption on our 2023 Consolidated Financial Statements.

Future Adoption of Accounting Pronouncements

The following table provides a description of future adoptions of other new accounting standards that may have an impact on the Consolidated Financial Statements when adopted:

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2025-09, Hedge Accounting Improvements	Provides various targeted hedge accounting improvements with the goal of more closely aligning hedge accounting with the economics of an entity’s risk management activities.	January 1, 2028, including interim periods, with early adoption permitted. The amendments apply prospectively to all hedging relationships.	The Company is in the process of determining the impact of adopting the provisions of ASU 2025-09.

ASU 2025-08, Financial Instruments—Credit Losses: Purchased Loans	Requires purchased seasoned loans—defined as non-PCD loans (excluding credit cards) acquired 90+ days after origination when the acquirer was not involved in origination, as well as all non-PCD loans acquired in a business combination—be accounted for using the gross-up approach.	January 1, 2027, including interim periods, with early adoption permitted. The amendments apply prospectively to loans acquired after the effective date.	The Company is in the process of determining the impact of adopting the provisions of ASU 2025-08.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

ASU 2025-07, Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract	Expands the non-exchange-traded contract scope exception to exclude contracts with certain underlyings based on operations or activities specific to one party. The ASU clarifies that the scope of ASC Topic 606 includes share-based noncash consideration from a customer until the right to receive or retain such consideration becomes unconditional.	January 1, 2027, including interim periods, with early adoption permitted. The amendments may be applied prospectively to new contracts or on a modified retrospective basis.	The Company does not expect ASU 2025-07 to have material impact on the Company’s financial condition, results of operations, or cash flows.

ASU 2025-06, Targeted Improvements to Accounting for Internal-Use Software	Simplifies accounting for internal-use software by eliminating references to specific development project stages and clarifies the threshold entities should apply to begin capitalizing costs.	January 1, 2028, including interim periods, with early adoption permitted. The amendments may be applied prospectively, retrospectively, or utilizing a modified transition approach.	The Company is in the process of determining the impact of adopting the provisions of ASU 2025-06.

ASU 2023-09, Improvements to Income Tax Disclosures	Requires entities to disclose additional information around the effective tax rate reconciliation and income taxes paid.	January 1, 2026 with early adoption permitted. The amendments should be applied on a prospective basis. Retrospective application is permitted.	The Company does not expect ASU 2023-09 to have material impact on the Company’s financial condition, results of operations, or cash flows.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Adoption of Accounting Pronouncement

The following schedules provide the transition disclosures and effect of our LDTI adoption on the 2023 and 2024 Consolidated Financial Statements. See Note 11 for further disclosures.

The new guidance is only applicable to the measurements of our long-duration insurance liabilities and related reinsurance recoverables under US GAAP and does not affect the accounting for our insurance reserves or the levels of capital and surplus under statutory accounting practices.

The following table summarizes changes to Interest sensitive contract liabilities and future policy benefits as of the adoption date:

	Index annuities	Fixed annuities	Variable annuities	Life- Contingent Payout annuities	Life	Other(1)	Total
	(in thousands)
Balance as of December 31, 2022	$26,352,667	$7,328,533	$2,015,038	$120,315	$547,591	$1,885,005	$38,249,149
Adjustment for transition impact	—	—	—	3,615	(45,132)	1,320	(40,197)
Change in discount rate assumptions	—	—	—	(1,798)	2,586	—	788
Adjustment for removal of effect of unrealized losses	329,585	—	6,400	—	—	—	335,985
Adjustment for removal of balances related to market risk benefits	(2,844,988)	—	(32,453)	—	—	—	(2,877,441)

Adjusted balance as of January 1, 2023	$23,837,264	$7,328,533	$1,988,985	$122,132	$505,045	$1,886,325	$35,668,284

(1)	Other primarily consist of funding agreements, group fixed account, non-life contingent payout annuities, as well as reserves for our other lines of business.

The following table presents the net liability position of Market risk benefits as of the adoption date:

	Index annuities	Variable annuities	Total
	(in thousands)
Balance as of December 31, 2022	$—	$—	$—
Adjustment for addition of existing balances(1)	1,792,040	74,894	1,866,934
Adjustment for change in instrument-specific credit risk	(457,221)	(7,532)	(464,753)

Adjusted balance as of January 1, 2023	$1,334,819	$67,362	$1,402,181

(1)	Previously recorded within Interest sensitive contract liabilities and future policy benefits on the Consolidated Balance Sheets.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Adoption of Accounting Pronouncement (continued)

The following table represents Market risk benefits by asset and liability positions as of the adoption date:

	Asset(1)	Liability	Net liability
	(in thousands)
Index annuities	$57,119	$1,391,938	$1,334,819
Variable annuities	2,167	69,529	67,362

Adjusted balance as of January 1, 2023	$59,286	$1,461,467	$1,402,181

(1)	Included in Other assets on the Consolidated Balance Sheets.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Adoption of Accounting Pronouncement (continued)

The following table summarizes the change in DAC, DSI, and VOBA as of the adoption date:

	Index annuities	Fixed annuities	Variable annuities	Life	Other	Total
	(in thousands)
DAC Balance as of December 31, 2022	$1,159,539	$98,078	$40,859	$—	$2,775	$1,301,251
Removal of effect of unrealized gains adjustment	(170,454)	(55,504)	(15,353)	—	—	(241,311)

Adjusted DAC balance as of January 1, 2023	$989,085	$42,574	$25,506	$—	$2,775	$1,059,940

DSI Balance as of December 31, 2022	$384,401	$306	$873	$—	$—	$385,580
Removal of effect of unrealized gains adjustment	(48,668)	(277)	(106)	—	—	(49,051)

Adjusted DSI balance as of January 1, 2023	$335,733	$29	$767	$—	$—	$336,529

VOBA Balance as of December 31, 2022	$1,049,964	$40,499	$33,028	$44,821	$—	$1,168,312
Removal of effect of unrealized gains adjustment	(107,346)	(20,760)	(3,106)	—	—	(131,212)
Fair value adjustment of market risk benefits	118,719	—	36,262	—	—	154,981

Adjusted VOBA balance as of January 1, 2023	$1,061,337	$19,739	$66,184	$44,821	$—	$1,192,081

The following table summarizes the change in Reinsurance recoverable as of the adoption date:

Total
(in thousands)
Balance as of December 31, 2022	$7,481,844
Adjustment for transition impact	(43,633)

Adjusted balance as of January 1, 2023	$7,438,211

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Adoption of Accounting Pronouncement (continued)

The following table summarizes the change in Deferred income tax liability and Total stockholder’s equity as of the adoption date:

Amount
(in thousands)
Impact of LDTI adjustments:
Reinsurance recoverable	$(43,633)
Deferred policy acquisition costs, deferred sales inducement costs and value of business acquired	(266,593)
Other assets	59,286
Interest sensitive contract liabilities and future policy benefits	2,580,865
Market risk benefits	(1,461,467)

Subtotal	868,458
Tax rate	21%
Deferred income tax liability	182,378

Total stockholder’s equity	$686,080

The following represents the effects of LDTI adoption on the applicable financial statement line items in our Consolidated Balance Sheets:

	December 31, 2023
	Reported	Adoption	Adjusted
	(in thousands)
Assets
Reinsurance recoverable	$9,358,717	$(25,835)	$9,332,882
Deferred income tax asset	99,757	(99,757)	—
Deferred acquisition costs, deferred sales inducements and value of business acquired	2,810,852	10,074	2,820,926
Other assets	733,144	40,844	773,988

Total assets	$65,904,731	$25,083	$65,929,814

Liabilities and stockholder’s equity
Liabilities:
Interest sensitive contract and future policy benefits	$41,794,451	$(3,181,435)	$38,613,016
Market risk benefits	—	2,358,269	2,358,269
Deferred income tax liability	—	78,375	78,375

Total liabilities	57,864,069	(645,034)	57,219,035

Stockholder’s equity:
Accumulated other comprehensive loss	(230,289)	(15,583)	(245,872)
Retained earnings	3,869,844	685,700	4,555,544

Total SBLIC stockholder’s equity	8,040,662	670,117	8,710,779

Total stockholder’s equity	8,040,662	670,117	8,710,779

Total liabilities and stockholder’s equity	$65,904,731	$25,083	$65,929,814

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Adoption of Accounting Pronouncement (continued)

	As of December 31, 2024
	Reported	Adoption	Adjusted
	(in thousands)
Assets
Reinsurance recoverable	$10,747,003	$(64,580)	$10,682,423
Deferred income tax asset	207,425	(207,425)	—
Deferred acquisition costs, deferred sales inducements and value of business acquired	2,737,652	351,914	3,089,566
Other assets	676,274	37,359	713,633

Total assets	$71,091,343	$117,268	$71,208,611

Liabilities and Equity
Liabilities:
Interest sensitive contract liabilities and future policy benefits	$44,731,093	$(3,834,017)	$40,897,076
Market risk benefits	—	3,022,203	3,022,203
Deferred income tax liability	—	31,242	31,242

Total liabilities	62,896,798	(780,572)	62,116,226

Stockholder’s equity
Accumulated other comprehensive (loss) income	(127,469)	60,236	(67,233)
Retained earnings	3,814,678	837,605	4,652,283

Total SBLIC stockholder’s equity	8,088,316	897,841	8,986,157

Total stockholder’s equity	8,194,544	897,841	9,092,385

Total liabilities and stockholder’s equity	$71,091,342	$117,269	$71,208,611

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Adoption of Accounting Pronouncement (continued)

The following represents the effects of LDTI adoption on the applicable financial statement lines of our Consolidated Statements of Operations:

	Year Ended December 31, 2023
	Reported	Adoption	Adjusted
	(in thousands)
Revenues

Total revenues	$3,238,142	$—	$3,238,142

Benefits and expenses
Interest sensitive contract and future policy benefits	963,926	6,862	970,788
Market risk benefits remeasurement losses	—	775,456	775,456
Other benefits	468,916	(409,614)	59,302

Total benefits	1,432,842	372,704	1,805,546
Other operating expenses	396,857	(6,862)	389,995
Amortization of deferred acquisition costs, deferred sales inducements and value of business acquired	390,073	(71,951)	318,122
Interest expense	158,168	—	158,168

Total benefits and expenses	2,377,940	293,891	2,671,831

Income (loss) before income taxes	860,202	(293,891)	566,311
Income tax expense (benefit)	173,330	(61,572)	111,758

Net income (loss)	686,872	(232,319)	454,553

Net income attributable to SBLIC	$686,872	$(232,319)	$454,553

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Adoption of Accounting Pronouncement (continued)

	Year Ended December 31, 2024
	Reported	Adoption	Adjusted
	(in thousands)
Revenues

Total revenues	$3,889,643	$—	$3,889,643

Benefits and expenses
Market risk benefits remeasurement (gains) losses	—	484,503	484,503
Other benefits	666,906	(506,201)	160,705

Total benefits	1,713,678	(21,698)	1,691,980
Amortization of deferred acquisition costs, deferred sales inducements and value of business acquired	522,411	(170,588)	351,823
Interest expense	212,025	—	212,025

Total benefits and expenses	2,879,282	(192,286)	2,686,996

Income (loss) before income taxes	1,010,361	192,286	1,202,647
Income tax expense (benefit)	207,455	40,381	247,836

Net income (loss)	802,906	151,905	954,811

Net income attributable to SBLIC	$799,834	$151,905	$951,739

The following represents the effects of LDTI adoption on the applicable financial statement lines of our Consolidated Statements of Comprehensive Income:

	Year Ended December 31, 2023
	Reported	Adoption	Adjusted
	(in thousands)
Net income (loss)	$686,872	$(232,319)	$454,553
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on investments and hedging instruments	1,002,838	163	1,003,001
Deferred policy acquisition costs, value of business acquired and deferred sales inducement costs	(161,726)	161,726	—
Policy reserves and annuity account values	(169,047)	169,047	—
Remeasurement gains (losses) on future policy benefits related to discount rate	—	(4,132)	(4,132)
Remeasurement gains (losses) on market risk benefits related to credit risk	—	(110,449)	(110,449)

Total other comprehensive income (loss), net of tax	672,065	216,355	888,420

Comprehensive income (loss)	1,358,937	(15,964)	1,342,973
Less: Comprehensive income (loss) attributable to noncontrolling interest	—	—	—

Comprehensive income (loss) attributable to SBLIC	$1,358,937	$(15,964)	$1,342,973

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Adoption of Accounting Pronouncement (continued)

	Year Ended December 31, 2024
	Reported	Adoption	Adjusted
	(in thousands)
Net income (loss)	$802,906	$151,905	$954,811
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on investments and hedging instruments	318,272	—	318,272
Deferred policy acquisition costs, value of business acquired and deferred sales inducement costs	(135,288)	135,288	—
Policy reserves and annuity account values	(80,164)	80,164	—
Remeasurement gains (losses) on future policy benefits related to discount rate	—	4,871	4,871
Remeasurement gains (losses) on market risk benefits related to credit risk	—	(144,504)	(144,504)

Total other comprehensive income (loss), net of tax	102,820	75,819	178,639

Comprehensive income (loss)	905,726	227,724	1,133,450
Less: Comprehensive income (loss) attributable to noncontrolling interest	3,072	—	3,072

Comprehensive income (loss) attributable to SBLIC	$902,654	$227,724	$1,130,378

We made corresponding adjustments to the Consolidated Statements of Stockholder’s Equity for the relevant periods to reflect the changes to comprehensive income, as presented above.

The following represents the effects of LDTI adoption on the applicable financial statement lines of our Consolidated Statements of Cash Flows:

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Adoption of Accounting Pronouncement (continued)

	Year Ended December 31, 2023
	Reported	Adoption	Adjusted
	(in thousands)
Net income (loss)	$686,872	$(232,319)	$454,553
Adjustments to reconcile net income (loss) to net cash and cash equivalents provided by (used in) operating activities:
Amortization of deferred policy acquisition costs, deferred sales inducement costs, and value of business acquired	390,073	(71,951)	318,122
Market risk benefits measurements (gains) losses	—	775,456	775,456
Changes in operating assets and liabilities:
Deferred income taxes	(135,938)	(61,572)	(197,510)
Interest sensitive contract liabilities and future policy benefits	423,126	(423,126)	—
Other changes in operating assets and liabilities	133,570	13,512	147,082

Net cash provided by operating activities	3,256,484	—	3,256,484
Net cash used in investing activities	(3,194,037)	—	(3,194,037)
Net cash provided by financing activities	214,279	—	214,279

Increase (decrease) in cash and cash equivalents	276,726	—	276,726
Cash and cash equivalents at beginning of period	1,276,213	—	1,276,213

Cash and cash equivalents at end of period	$1,552,939	$—	$1,552,939

	Year Ended December 31, 2024
	Reported	Adoption	Adjusted
	(in thousands)
Net income (loss)	$802,906	$151,905	$954,811
Adjustments to reconcile net income (loss) to net cash and cash equivalents provided by (used in) operating activities:
Amortization of deferred policy acquisition costs,deferred sales inducement costs, and value of business acquired	522,411	(170,588)	351,823
Market risk benefits measurements (gains) losses	—	484,503	484,503
Changes in operating assets and liabilities:
Deferred income taxes	(135,001)	40,381	(94,620)
Interest sensitive contract liabilities and future policy benefits	532,356	(532,356)	—
Other changes in operating assets and liabilities	140,545	26,155	166,700

Net cash provided by operating activities	2,829,695	—	2,829,695
Net cash used in investing activities	894,847	—	894,847
Net cash provided by financing activities	(1,461,698)	—	(1,461,698)

Increase (decrease) in cash and cash equivalents	2,262,844	—	2,262,844
Cash and cash equivalents at beginning of period	1,552,939	—	1,552,939

Cash and cash equivalents at end of period	$3,815,783	—	$3,815,783

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments

Fixed Maturity Investments and Equity Securities

Information as to the amortized cost, allowance for credit losses, gross unrealized gains and losses, and fair values, of the Company’s portfolio of Fixed maturity investments, available for sale, is presented below.

	December 31, 2025
	Cost/	Allowance	Gross	Gross
	Amortized	for Credit	Unrealized	Unrealized	Fair
	Cost	Losses	Gains	Losses	Value
	(in thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S. government corporations and agencies	$282,127	$—	$5,674	$(282)	$287,519
Obligations of government-sponsored enterprises	820,280	—	20,194	(7,880)	832,594
Corporate	24,372,142	(46,472)	307,245	(199,222)	24,433,693
Municipal obligations	324,909	—	6,656	(574)	330,991
Commercial mortgage-backed	154,042	—	2,940	(3,627)	153,355
Residential mortgage-backed	12,616	—	72	(916)	11,772
Collateralized debt obligations	4,103	—	442	(108)	4,437
Collateralized loan obligations	8,534,458	—	69,100	(41,849)	8,561,709
Redeemable preferred stock	39,475	—	6,498	—	45,973
Other asset backed	5,339,147	—	44,156	(41,023)	5,342,280

Total fixed maturity investments	$39,883,299	$(46,472)	$462,977	$(295,481)	$40,004,323
Less: pledged securities	56,538	—	3,168	—	59,706

Total fixed maturities, available for sale	$39,826,761	$(46,472)	$459,809	$(295,481)	$39,944,617

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

	December 31, 2024
	Cost/	Allowance	Gross	Gross
	Amortized	for Credit	Unrealized	Unrealized	Fair
	Cost	Losses	Gains	Losses	Value
	(in thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S. government corporations and agencies	$7,181	$—	$—	$(166)	$7,015
Obligations of government-sponsored enterprises	671,551	—	2,813	(14,893)	659,471
Corporate	23,327,671	(46,472)	149,347	(412,516)	23,018,030
Municipal obligations	15,480	—	99	(358)	15,221
Commercial mortgage-backed	46,470	—	1,867	(4,776)	43,561
Residential mortgage-backed	22,340	—	130	(1,300)	21,170
Collateralized debt obligations	3,995	—	1,116	—	5,111
Collateralized loan obligations	11,014,312	—	133,920	(102,966)	11,045,266
Redeemable preferred stock	27,862	—	—	—	27,862
Other asset backed	2,093,852	—	4,348	(28,067)	2,070,133

Total fixed maturity investments	$37,230,714	$(46,472)	$293,640	$(565,042)	$36,912,840

The amortized cost and fair value of Fixed maturity investments, available for sale, including pledged securities, at December 31, 2025, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because lenders may have the right to call and borrowers may have the right to prepay obligations with or without penalties.

	Available for sale, including pledged securities
	Amortized	Fair
	Cost	Value
	(in thousands)
Due one year or less	$2,769,712	$2,787,866
Due after one year through five years	17,259,117	17,298,450
Due after five years through ten years	2,251,056	2,201,831
Due after ten years	2,698,410	2,764,055
Structured securities with variable principal payments	14,905,004	14,952,121

Total, including pledged securities (1)	$39,883,299	$40,004,323

(1)	Pledged securities accounted for $56.5 million and $59.7 million of total amortized cost and fair value, respectively, as of December 31, 2025.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

For fixed maturity investments classified as available for sale with unrealized losses, for which an allowance for credit loss has not been recorded, as of December 31, 2025 and 2024, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

	December 31, 2025
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturity investments, available for sale:
U.S. Treasury securities and other U.S. government corporations and agencies	$48,822	$(217)	$2,121	$(65)	$50,943	$(282)
Obligations of government-sponsored enterprises	1,115	(2)	90,819	(7,878)	91,934	(7,880)
Corporate	1,739,362	(44,817)	1,503,996	(154,406)	3,243,358	(199,223)
Municipal obligations	83,909	(417)	811	(157)	84,720	(574)
Commercial mortgage-backed	34,428	(320)	24,228	(3,307)	58,656	(3,627)
Residential mortgage-backed	387	—	5,023	(915)	5,410	(915)
Collateralized debt obligations	2	(108)	—	—	2	(108)
Collateralized loan obligations	1,058,359	(14,781)	246,434	(27,068)	1,304,793	(41,849)
Other asset backed	285,740	(1,803)	316,778	(39,220)	602,518	(41,023)

Total fixed maturity investments, available for sale	$3,252,124	$(62,465)	$2,190,210	$(233,016)	$5,442,334	$(295,481)

Number of securities investment grade with unrealized losses		251		486		737
Percent investment grade with unrealized losses		76%		89%		84%
Number of securities below investment grade with unrealized losses		39		34		73
Percent below investment grade with unrealized losses		12%		6%		8%
Number of securities not rated with unrealized losses		39		29		68
Percent not rated with unrealized losses		12%		5%		8%
Number of securities with unrealized losses		329		549		878

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

	December 31, 2024
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturity investments, available for sale:
U.S. Treasury securities and other U.S. government corporations and agencies	$1,138	$(48)	$5,877	$(118)	$7,015	$(166)
Obligations of government-sponsored enterprises	246,924	(1,943)	97,766	(12,950)	344,690	(14,893)
Corporate	7,614,329	(194,117)	2,509,033	(218,399)	10,123,362	(412,516)
Municipal obligations	10,741	(85)	3,763	(273)	14,504	(358)
Commercial mortgage-backed	4,252	(156)	24,560	(4,620)	28,812	(4,776)
Residential mortgage-backed	1,369	(8)	7,990	(1,292)	9,359	(1,300)
Collateralized loan obligations	606,296	(13,417)	854,377	(89,549)	1,460,673	(102,966)
Other asset backed	437,165	(3,499)	609,978	(24,568)	1,047,143	(28,067)

Total fixed maturity investments, available for sale	$8,922,214	$(213,273)	$4,113,344	$(351,769)	$13,035,558	$(565,042)

Number of securities investment grade with unrealized losses		476		585		1,061
Percent investment grade with unrealized losses		79%		87%		83%
Number of securities below investment grade with unrealized losses		74		50		124
Percent below investment grade with unrealized losses		12%		7%		10%
Number of securities not rated with unrealized losses		52		37		89
Percent not rated with unrealized losses		9%		6%		7%
Number of securities with unrealized losses		602		672		1,274

The unrealized losses on the fixed maturity investments in the tables above can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired. The Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost basis, which may be maturity. Based on that evaluation and the Company’s ability and intent to hold those investments for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company did not record an allowance for credit loss on these securities at December 31, 2025 or 2024.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

The Company closely monitors those securities where credit loss concerns may exist by considering relevant facts and circumstances to evaluate whether changes are necessary to the allowance for credit loss of the security.

A rollforward of the allowance for credit loss by major security type was as follows for the years ended December 31:

	Fixed maturities, available for sale
		Commercial
	Corporate	mortgage-backed	Total
Balance at January 1, 2023	$—	$—	$—
Initial credit loss	1,151	7,089	8,240
Securities sold during the year	(1,151)	—	(1,151)
Additions (reductions) to previously impaired securities	1,062	—	1,062

Balance at December 31, 2023	1,062	7,089	8,151
Initial credit loss	31,199	—	31,199
Securities sold during the year	(1,062)	—	(1,062)
Securities intended to be sold prior to the recovery of amortized cost basis	—	(7,089)	(7,089)
Additions (reductions) to previously impaired securities	15,273	—	15,273

Balance at December 31, 2024	46,472	—	46,472
Initial credit loss	45,474	—	45,474
Securities sold during the year	(45,474)	—	(45,474)

Balance at December 31, 2025	$46,472	$—	$46,472

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

Major categories of Net investment income are summarized as follows:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Interest on fixed maturity investments, available for sale	$2,759,900	$3,138,884	$2,838,826
Interest on fixed maturity investments, trading	4,220	5,657	4,094
Interest on notes receivable from related parties	202,931	188,687	126,366
Dividends on equity securities at fair value	67,555	41,072	45,657
Interest on mortgage loans	303,418	231,790	64,590
Interest on policy loans	4,839	2,647	2,621
Interest on short-term investments	72,603	25,666	109,102
Investment income on cash and cash equivalents	110,107	65,848	34,974
Income on equity method accounting adjustments	28,886	93,438	80,456
Other	121,147	63,324	53,373

Total investment income	3,675,606	3,857,013	3,360,059
Less:
Investment expenses	221,567	194,103	154,508
Ceded to reinsurer	708,908	636,819	509,748

Net investment income	$2,745,131	$3,026,091	$2,695,803

Proceeds from sales of Fixed maturity investments, available for sale and realized gains and losses are as follows:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Proceeds from sales	$3,745,018	$6,204,851	$3,599,826
Gross realized gains	57,454	5,726	239,549
Gross realized losses	18,180	9,166	44,418

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

Investment-related gains (losses), net of ceded reinsurance gains, consist of the following:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Realized gains (losses), fixed maturity investments, available for sale	$39,274	$(3,440)	$195,131
Realized/unrealized gains (losses), fixed maturity investments, trading and fair value option	752	(559)	11,832
Realized/unrealized gains (losses), other invested assets	(969)	1,126	(20,307)
Realized/unrealized gains (losses), derivatives (excluding foreign exchange derivatives)	608,595	459,480	184,326
Other realized/unrealized gains (losses):
Foreign currency gains (losses)	258,512	(99,964)	115,238
Foreign exchange derivatives	(278,927)	129,849	(128,421)
Equity securities	22,499	59,817	17,140
Embedded derivative, funds withheld reinsurance	(108,922)	(108,385)	(263,805)
Other	108	(19,742)	(3,683)

Total other realized/unrealized gains (losses)	(106,730)	(38,425)	(263,531)

Total realized/unrealized gains (losses) before credit losses and ceded reinsurance	540,922	418,182	107,451
Credit losses	(48,401)	(56,543)	(9,389)

Total realized/unrealized gains (losses) before ceded reinsurance	492,521	361,639	98,062
Ceded reinsurance (gains) losses	12,459	17,421	617

Investment-related gains (losses)	$504,980	$379,060	$98,679

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

The Company recognized $130.2 million and $52.5 million of net unrealized losses on equity securities held at fair value at December 31, 2025 and 2024, respectively.

There were no outstanding agreements to sell securities at December 31, 2025 and 2024.

As of December 31, 2025 and 2024, there were two and one issuers with a total amount of $2,870.3 million and $1,579.9 million, respectively, other than U.S. Government and its sponsored entities, where the Company had investment holdings that exceeded 10% of consolidated Stockholder’s equity.

At December 31, 2025 and 2024, the Company pledged securities with a market value of approximately $631.8 million and $433.3 million respectively, as collateral in relation to certain institutional products.

At December 31, 2025 and 2024, the Company pledged securities with a market value of approximately $194.5 million and $183.2 million respectively, as collateral in relation to its reinsurance agreements (see Note 10).

The Company entered into a securities lending program during 2025. The securities lending agreements require a minimum of 102% of the fair value of securities loaned to be maintained as collateral. Cash collateral received is invested and an offsetting collateral liability is included and recorded as a payable for securities lending, At December 31, 2025, the Company lent assets with a fair value of $60.0 million to the borrower and received $62.7 million of cash collateral in return. The Company did not have any lent securities as of December 31, 2024.

At December 31, 2025 and 2024, available for sale bonds with a carrying value of $2.3 million and $3.3 million, respectively, were held in joint custody at various state insurance departments to comply with applicable statutes and regulations.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

Financing Receivables

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. The Company evaluates risks inherent in the brick and mortar commercial mortgage loans based on the property’s operational results supporting the loan. The Company also evaluates the risks inherent in its residential mortgage loan portfolio. The carrying amount of the Company’s mortgage loan portfolio was as follows at December 31:

	2025	2024
	(in thousands)
Commercial mortgage loans	$3,905,987	$2,759,485
Allowance for credit losses on commercial mortgage loans (1) (2)	(23,410)	(18,085)

Commercial mortgage loans, net of allowances	3,882,577	2,741,400
Residential mortgage loans	4,367	4,025

Total mortgage loans, net of allowances	$3,886,944	$2,745,425

(1)

The year-over-year change in allowance for credit losses is driven by changes in the composition of the mortgage loan portfolio and is not the result of write-downs or charge offs. Any changes in the loan valuation allowance are reported in Investment-related gains (losses) on the Consolidated Statements of Operations.

(2)

As of December 31, 2025 and 2024 the allowance for credit losses on commercial mortgages is $8.2 million and $4.4 million, respectively, and the general allowance on commercial mortgages is $15.2 million and $13.7 million, respectively.

The commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages.

The commercial mortgage loan net of allowances portfolio diversification by geographic region (all regions are within the United States, excluding international) and specific collateral property type as follows at December 31:

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

	2025		2024
	Carrying Amount	Percent of Total	Carrying Amount	Percent of Total
	(in thousands)
Geographic distribution
Pacific	$2,051,686	53%	$395,651	14%
International	1,037,206	27	423,941	15
South Atlantic	561,091	14	241,736	9
East North Central	82,516	2	1,639,368	60
Middle Atlantic	67,494	2	—	—
West North Central	58,807	2	16,452	1
Mountain	17,150	—	16,903	1
New England	6,627	—	7,349	—

Total	$3,882,577	100%	$2,741,400	100%

	2025		2024
	Carrying Amount	Percent of Total	Carrying Amount	Percent of Total
	(in thousands)
Property type distribution
Multi-Use	$1,732,343	45%	$1,568,207	57%
Industrial	797,014	20	378,503	14
Apartments/Multifamily	653,533	17	55,537	2
Office	515,105	13	586,351	22
Retail	140,618	4	36,683	1
Hotel/Motel	43,964	1	—	—
Student Housing	—	—	116,119	4

Total	$3,882,577	100%	$2,741,400	100%

The Company actively monitors and manages its commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on the National Association of Insurance Commissioners (“NAIC”) – Risk-Based Capital’s Commercial Mortgage (“CM”) Rating. As the credit risk for commercial mortgage loans increases, the Company adjusts the CM Rating, per NAIC guidelines, downwards with loans in the category “CM4 and below” having the highest risk for credit loss. CM Ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list.”

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

Commercial mortgage loans that require more frequent and detailed attention than other loans in the portfolio are identified and placed on an internal “watch list.” Potential criteria that would indicate a possible problem are imbalances in ratios of loan to value or net operating income to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

The Company’s commercial mortgage loan portfolio, consisting of brick and mortar loans, by internal credit risk model was as follows at December 31:

	2025	2024
	(in thousands)
CM1	$167,744	$44,032
CM2	1,407,287	338,797
CM3	344,432	362,736
CM4 and Below	1,963,114	1,995,835

	$3,882,577	$2,741,400

Commercial and residential mortgage loans are placed on non-accrual status if the Company has concerns regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of the borrower or a major tenant, decreased property cash flows for commercial mortgage loans, or number of days past due for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on non-accrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved. At December 31, 2025 and 2024 there were no commercial mortgage loans on non-accrual status.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

Reinsurance Recoverables

Reinsurance recoverables include amounts due from reinsurers for policy benefits. We cede life insurance and annuities to other insurance companies through reinsurance. See Note 10 regarding additional details on the Company’s reinsurance recoverables.

Financing Receivables Credit Monitoring

The Company establishes a valuation allowance to provide for the risk of credit losses inherent in our financing receivables. The valuation allowance is maintained at a level believed adequate by management to absorb estimated expected credit losses. The valuation allowance is based on amortized cost excluding accrued interest receivable and includes reserves for pools of financing receivables with similar risk characteristics. The Company does not measure a credit loss allowance on accrued interest receivable because the Company writes off the uncollectible accrued interest receivable balance to Net investment income in a timely manner, generally within 90 days. The Company incurred no write-offs of commercial mortgage loan accrued interest receivable during the years ended December 31, 2025 and 2024.

For commercial mortgage loans, management’s periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the portfolio, portfolio delinquency information, underwriting standards, peer group information, current and forecasted economic conditions, loss experience and other relevant factors. For reinsurance recoverables, management’s periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks, adverse situations that may affect a reinsurer’s ability to repay, current and forecasted economic conditions, industry loss experience and other relevant factors.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

The Company’s commercial mortgage loans are pooled by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current and forecasted environmental factors management believes to be relevant. Environmental factors are forecasted for two years or less with immediate reversion to historical experience. A commercial mortgage is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any domestic commercial mortgage loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently is evaluated individually.

The Company’s reinsurance recoverables are pooled by reinsurer risk rating with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon industry historical loss experience and expected recovery timing as adjusted for certain current and forecasted environmental factors management believes to be relevant. A reinsurance recoverable is evaluated individually if it does not continue to share similar risk characteristics of a pool. The Company analyzes the need for an individual evaluation for any reinsurance recoverable based on past due payments and changes in reinsurer risk ratings. The change in the valuation allowance for reinsurance recoverables is included in Other benefits on the Consolidated Statements of Operations.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

A rollforward of our valuation allowance was as follows for the year ended:

Total
(in thousands)
Balance at January 1, 2023	$893
Provision	1,142
Charge-offs	(3)

Balance at December 31, 2023	2,032
Provision	9,598
Charge-offs	(7,189)

Balance at December 31, 2024	4,441
Provision	10,216
Charge-offs	(6,416)

Balance at December 31, 2025	$8,241

Repurchase Agreements

The Company enters into repurchase agreements, whereby the Company borrows cash from a counterparty at an agreed-upon interest rate for an agreed-upon time frame and pledges collateral in the form of securities. At the end of the agreement, the loan amount is repaid by the Company along with the additional agreed-upon interest, and the securities pledged by the Company are released back to the Company. The Company’s policy requires that, at all times during the term of the repurchase agreement, cash or other forms of collateral provided is sufficient to pay the Company’s obligation to the counterparty. The risks associated with the repurchase agreement program are primarily related to declines in the value of the securities pledged for cash, which, if occurred, results in cash needing to be returned to the original purchasing party or additional securities needing to be posted as collateral. The Company has multiple sources of additional liquidity including additional sources of institutional funding, retail funding, contractual cash flows from the asset portfolio, and sales of investment assets. The Company has approved a Liquidity Risk Policy and associated Liquidity Guidelines to manage the aggregate liquidity risk of the Company. The remaining contractual maturity of the repurchase agreements outstanding as of December 31, 2025 and December 31, 2024 were 16 days to 1.3 years and 36 days to 2.3 years. The carrying value of the securities pledged for the repurchase agreements were $1,513.0 million and $344.7 million as of December 31, 2025 and December 31, 2024, respectively. The repurchase obligations were $1,512.0 million and $328.4 million as of December 31, 2025 and December 31, 2024, respectively, and were included in Repurchase agreements on the Consolidated Balance Sheets.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Variable Interest Entities

Following is a discussion of the Company’s interest in entities that meet the definition of a VIE.

Consolidated Variable Interest Entities

Collateralized Financing Entities

The Company invested in notes issued by collateralized financing entities (“CFE”) for which it was determined to be the primary beneficiary and therefore required to consolidate the CFE. The notes have contractual recourse only to the assets held by the CFE and are entitled to receive payments to the extent that payments are made on the underlying assets.

In consolidating the CFE, the notes were eliminated as an investment while the underlying assets of the CFE were recorded on the Consolidated Balance Sheets as available for sale fixed maturity investments, as well as recording cash and other assets of the CFE. A liability is recorded for other noteholders’ interests in the CFE, which is carried at amortized cost.

The total assets of consolidated CFEs were $532.6 million and $681.9 million at December 31, 2025 and 2024, respectively. There were no total liabilities of consolidated CFEs at December 31, 2025 and there were $47.3 million at December 31, 2024.

Unconsolidated Variable Interest Entities

Collateralized Financing Entities

The Company does not need to consolidate investments in certain CFEs because it is not the primary beneficiary of the VIE as it does not have (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. When the asset manager or general partner is related, a parent of the Company (rather

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Variable Interest Entities (continued)

than the Company itself) would be considered the primary beneficiary due to its common control of both the Company and the asset manager or general partner and substantially all of the activities of the VIE are not conducted on behalf of the Company. The total investment in these unconsolidated CFEs were $206.9 million and $753.2 million at December 31, 2025 and 2024, respectively, which is also the maximum exposure. Substantially all of the investments in unconsolidated CFEs were collateralized loan obligations at December 31, 2025 and 2024.

In the normal course of business, the Company will invest in structured investments, including unconsolidated VIEs, for which we are not considered the primary beneficiary. These structured investments typically invest in fixed income investments and include asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities. The Company’s maximum exposure to loss on these structured investments, both VIEs and non-VIEs, is limited to the amount of its investment including unfunded commitments (see Note 14). See Note 3 for details regarding the carrying amounts and classification of these assets. The Company has not provided material financial or other support to these structures that was not contractually required. The Company has determined that it is not the primary beneficiary of these structures due to the fact that it does not control these entities.

Joint Ventures and Partnerships

The Company has a variable interest in a number of joint ventures and partnerships, which were primarily formed for the purpose of purchasing private equity and fixed income securities, for which the Company is not deemed the primary beneficiary as it does not unilaterally have substantive rights to remove the general partner. The Company also has an equity method investment in the holding company of a reinsurer that assumes certain liabilities of SBLIC (see Note 10) in which the Company does not have substantive power to control activities that are most significant to the VIE; therefore, the Company is not deemed the primary beneficiary. The Company’s carrying amount of its investment in these VIEs reported in Other invested assets on

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Variable Interest Entities (continued)

the Consolidated Balance Sheets were $1,520.1 million and $1,616.7 million at December 31, 2025 and 2024, respectively, compared to its maximum exposure to loss of $1,982.5 million and $2,110.5 million at December 31, 2025 and 2024, respectively. The Company’s maximum exposure to loss of these VIEs is based on existing investments in, and additional commitments made to, joint ventures and partnerships. Total carrying value of unconsolidated investments accounted for under the equity method of accounting amounted to $1,270.5 million and $1,495.7 million at December 31, 2025 and 2024, respectively. Total carrying value of unconsolidated investments accounted for under the fair value option amounted to $249.6 million and $121.0 million at December 31, 2025 and 2024, respectively.

The Company is exposed to certain risks relating to its ongoing business operations which it may seek to hedge through the use of derivatives. The Company’s risk of loss when using derivative instruments is typically limited to the fair value of its derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. Such changes in value are generally offset by opposite changes in the value of the hedged item. For non-exchange traded derivative instruments, the Company is exposed to credit losses in the event of nonperformance of the counterparties. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings, daily exchange of collateral, and by establishing and monitoring of transfer threshold amounts.

The primary risks managed by using derivative instruments are equity market risk, foreign currency risk and interest rate risk. The most common types of derivatives used by the Company are call options, foreign currency forwards, exchange traded futures, equity total return swaps, interest rate options, and interest rate swaps.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments

The Company purchases call options to manage the equity and market risk associated with products in which the interest credited is tied to an external equity or other market index. The Company sells fixed index annuity contracts where interest is credited to policyholders based on a percentage of the gain in a specified market index, which cannot be less than zero. Most of the premium received is invested in fixed income securities and a portion is used to purchase derivatives, typically call options, consisting of a range of maturities up to five years to fund the index credits due to the fixed index annuity policyholders. On the applicable anniversary dates of the fixed index annuity, the market index used to compute the index credits is reset and new call options are purchased to fund the next index credit. These call options are highly correlated to the portfolio allocations of the policyholders, such that the Company is economically hedged with respect to equity and/or market returns for the period covering the current policyholder crediting period.

The Company uses foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. No cash is exchanged at the time the agreement is entered into.

The Company uses interest rate swaps and interest rate options to reduce market risks from changes in interest rates and to manage interest rate exposure arising from duration mismatches between assets and liabilities. In a swap, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional amount. The Company uses interest rate swaps to synthetically convert fixed rate liabilities to floating rate liabilities (“fair value hedge”). The Company also uses interest rate swaps to synthetically convert variable rate coupons on existing financial instruments to fixed rates (“cash flow hedge”).

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

Our accounting for the ongoing changes in fair value of a derivative depends on the use of the derivative and whether it is designated in a hedge accounting relationship. Derivatives designated as fair value hedges and which are determined to be a highly effective hedge are reported in the same Consolidated Statement of Operations line item that is used to report the earnings effect of the hedged item. Derivatives that are designated for cash flow hedging and determined to be a highly effective hedge are reported at fair value as a component of OCI. At the time when the variability of cash flows being hedged impact net income, the related portion of the deferred gain or loss on the derivative is reclassified and reported in Net income. For derivatives which either do not qualify or are not designated for hedge accounting, all changes in fair value are reported in Net income.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

The Company enters into currency forwards to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed rate instruments to eliminate the exposure to future currency volatility on those items.

The Company utilizes derivatives to hedge index credits associated with business reinsured with SkyRidge Re Limited (“SkyRidge Re Bermuda”), an insurance company licensed in Bermuda and SkyRidge Re Cayman Limited (“SkyRidge Re Cayman”), an insurance company licensed in the Cayman Islands (collectively referred to as “SkyRidge Re Reinsurers”). The embedded derivative reinsurance contracts asset of $1,690.0 million and $1,241.8 million at December 31, 2025 and 2024, respectively, is primarily related to the ceded liability to SkyRidge Re Reinsurers and is reflected by the Company within Reinsurance recoverable on the Consolidated Balance Sheets. The embedded derivative reinsurance contracts liability of $421.7 million and $295.8 million as of December 31, 2025 and 2024, respectively, is the fair value of the embedded derivative within the hedging agreement of the reinsurance contract with SkyRidge Re Reinsurers. These amounts are recorded within Other liabilities on the Consolidated Balance Sheets.

The following amounts were recorded on the Consolidated Balance Sheets related to cumulative basis adjustments for fair value hedges. The amortized cost includes the amortized cost basis and the fair value hedging basis adjustment.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

			Cumulative amount of fair value
			hedging basis adjustment increase
			(decrease) included in the carrying
Line item in the consolidated balance sheet in	Carrying amount of hedged item		amount of the hedge item
which the hedged item is included	2025	2024	2025	2024
	(in thousands)
Fixed maturities, available for sale:
Active hedging relationships	$1,781,810	$2,641,749	$—	$—

Total fixed maturities, available for sale in active or discontinued hedging relationships	$1,781,810	$2,641,749	$—	$—

Policy reserves and annuity account values:
Active hedging relationships	$2,852,718	$3,566,674	$11,643	$(47,236)

Total policy reserves and annuity account values in active or discontinued hedging relationships	$2,852,718	$3,566,674	$11,643	$(47,236)

The following table presents the gains and losses on derivatives and the related hedged items in fair value hedges for the year ended December 31:

			Location and Amount of Gain or (Loss) Recognized
			in Income on the Fair Value Hedging Relationship
			Hedging Derivatives		Hedged Items
			Gains (losses)	Gains (losses)
			excluded from	included in
			effectiveness	effectiveness	Gains
Derivatives designated as hedging instruments	Hedged Items	Year	testing (1) (2)	testing (2)	(losses) (2)
			(in thousands)
Foreign currency forwards	Fixed maturity	2025	$23,306	$(150,014)	$150,014
Interest rate swap	Annuity account	2025	(40,023)	31,836	(58,879)
Foreign currency forwards	Fixed maturity	2024	(37,085)	78,398	(78,398)
Interest rate swap	Annuity account	2024	19,672	(55,211)	25,114
Foreign currency forwards	Fixed maturity	2023	(18,077)	(116,597)	116,597
Interest rate swap	Annuity account	2023	559	(28,984)	22,122

(1)

Gains (losses) excluded from effectiveness testing includes the forward point on foreign currency forwards. The Company has elected to record changes in estimated fair value of excluded components in earnings.

(2)	Gains and losses are reported in the Consolidated Statements of Operations as Investment-related gains (losses).

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

Notional amounts are used to express the extent of the Company’s involvement in derivative financial instruments and represent a standard measurement of the volume of the derivative activity. Notional amounts represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received. Credit exposure represents the gross amount owed to the Company under the derivative contracts as of the valuation date. The maximum amount of economic loss due to the credit exposure is limited by the posting of collateral by the counterparties.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

The notional amounts and fair value of the Company’s derivative instruments as of December 31 were as follows:

			2025
	Credit Rating	Credit Rating	Notional	Fair Value
Counterparty	(S&P)	(Moody’s)	Amount	Assets	Liabilities
			(in thousands)
Barclays Bank PLC	A+	A1	$5,637,896	$286,367	$19,594
BNP Paribas	A+	A1	1,014,384	63,506	1,555
Bank of America, N.A.	A+	Aa2	206,632	17,138	—
Bank of Montreal	A+	Aa2	8,994,810	406,308	2,218
Canadian Imperial Bank of Commerce	A+	Aa2	1,610,001	25,221	6,167
Citibank, N.A.	A+	Aa3	4,254,698	67,270	99,467
Deutsche Bank AG	A	A1	1,737,708	19,722	33,859
Goldman Sachs International	A+	A1	472,118	65,371	—
Jefferies Financial Services, Inc.	BBB	Baa2	214,241	9,378	—
JPMorgan Chase Bank, NA	AA-	Aa2	748,191	25,040	1,809
Morgan Stanley & Co International PLC	A+	Aa3	100,000	—	—
Morgan Stanley Capital Services LLC	A+	Aa3	2,750,488	45,748	6,053
Natixis, SA	A+	A1	2,075,541	112,863	6,521
Nomura Bank International PLC	A-	Baa1	645,212	43,058	641
Royal Bank of Canada	AA-	Aa1	2,170,074	95,515	4,607
Societe Generale	A	A1	841,368	21,463	4,851
UBS AG	A+	Aa2	1,704,867	42,028	508
Exchange Traded	N/A	N/A	15,000,861	195,363	12,319

			$50,179,090	$1,541,359	$200,169

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

			2024
	Credit Rating	Credit Rating	Notional	Fair Value
Counterparty	(S&P)	(Moody’s)	Amount	Assets	Liabilities
			(in thousands)
Barclays Bank PLC	A	A1	$3,200,419	$129,319	$4,568
BNP Paribas	A+	Aa3	2,207,622	84,685	8,258
Bank of America, N.A.	A+	Aa1	513,147	21,365	—
Bank of Montreal	A+	Aa2	3,612,278	199,922	2,696
Canadian Imperial Bank of Commerce	A+	Aa2	2,371,287	78,514	28,658
Citibank, N.A.	A+	Aa3	3,837,859	97,556	30,016
Deutsche Bank AG	A	A1	721,050	5,440	145
Goldman Sachs International	A+	A1	585,347	67,819	—
ICE	A-	A3	—	—	798
Jefferies Financial Services, Inc.	BBB	Baa2	212,757	7,904	—
JPMorgan Chase Bank, N.A.	AA-	Aa2	735,152	24,230	1,970
Morgan Stanley & Co International PLC	A+	Aa3	2,021,048	37,890	—
Morgan Stanley Capital Services LLC	A+	Aa3	403,128	1,379	3,507
Natixis, SA	A+	A1	268,423	17,060	789
Nomura Bank International PLC	BBB+	Baa1	200,695	4,831	41
Royal Bank of Canada	AA-	Aa1	1,718,397	80,782	12,914
Societe Generale	A	A1	2,197,482	100,822	10,623
UBS AG	A+	Aa3	1,520,104	23,413	23
Exchange Traded/Centrally Cleared	N/A	N/A	10,040,683	283,163	26,059

			$36,366,878	$1,266,094	$131,065

Collateral posted by counterparties at December 31, 2025 and 2024, applicable to derivative instruments, was $1,255.3 million and $894.5 million, respectively, and is reflected on the Consolidated Balance Sheets in Cash and cash equivalents, unless rehypothecated into other investments. This collateral is restricted as to its use. The obligation to repay the collateral is reflected in option collateral on the Consolidated Balance Sheets. The Company also maintains a margin account at its clearing broker applicable to exchange traded and cleared derivatives. At December 31, 2025 and 2024, the balance of this account was $126.2 million and $95.3 million, respectively, and is reflected on the Consolidated Balance Sheets in Other assets. The Company has not entered into tri-party arrangements with counterparties, whereby collateral is posted to and held by a third party.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

The estimated fair value of net derivatives after the application of master netting agreements and collateral as of December 31 were as follows:

	2025
	Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amount Recognized	Derivative	Cash Collateral Received/Pledged	Net Amount
	(in thousands)
Derivative asset	$1,541,359	$(200,169)	$(1,255,282)	$85,908
Derivative liabilities	200,169	(200,169)	46,740	46,740

	2024
	Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amount Recognized	Derivative	Cash Collateral Received/Pledged	Net Amount
	(in thousands)
Derivative asset	$1,266,094	$(131,065)	$(894,549)	$240,480
Derivative liabilities	131,065	(131,065)	3,260	3,260

The gross amount recognized for derivative assets are reported in Derivative assets on the Consolidated Balance Sheets. The gross amount recognized for derivative liabilities are reported in Other liabilities on the Consolidated Balance Sheets. The gross amounts of derivative assets and liabilities are not netted for presentation on the Consolidated Balance Sheets. The derivative amount represents the amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement. The net amount primarily represents exposure from cleared derivatives.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

The fair value of the Company’s derivative financial instruments classified as assets and liabilities on the Consolidated Balance Sheets was as follows as of December 31:

	Derivative Asset		Derivative Liability
	2025	2024	2025	2024	Balance reported in
	(in thousands)
Derivatives designated as hedging instruments under Subtopic 815-20
Interest rate swaps	$85,331	$23,177	$943	$11,181	Derivative assets and other liabilities
Currency forwards	5,436	73,002	62,467	1,385	Derivative assets and other liabilities
Foreign currency swap	—	—	6,123	—	Derivative assets and other liabilities
Bond forwards	1,382	—	—	—	Derivative assets and other liabilities
Derivatives not designated as hedging instruments under Subtopic 815-20
Interest rate swaps	(35,626)	$29,102	7,483	7,246	Derivative assets and other liabilities
Total return swaps	12,589	2,093	8,945	26,791	Derivative assets and other liabilities
Call options	1,414,615	1,020,039	19,468	12,059	Derivative assets and other liabilities
Currency forwards	56,078	118,356	90,636	63,019	Derivative assets and other liabilities
Futures	178	325	3,893	6,915	Derivative assets and other liabilities
Interest rate cap	—	—	211	2,470	Derivative assets and other liabilities
Bond forwards	1,376	—	—	—	Derivative assets and other liabilities

Total derivative financial instruments	$1,541,359	$1,266,094	$200,169	$131,066

Embedded derivatives:
Fixed index annuity contracts	—	—	5,218,871	3,939,643	Interest sensitive contract liabilities and future policy benefits
Funds withheld receivable	(403)	(5,532)	—	—	Other assets
Funds withheld liability	—	—	87,850	(23,608)	Funds withheld and held liability
Reinsurance contracts	1,689,988	1,241,785	421,727	295,764	Reinsurance recoverable and other liabilities

Total embedded derivative financial instruments	$1,689,585	$1,236,253	$5,728,448	$4,211,799

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

The following table shows the change in the fair value of the derivative financial instruments, excluding embedded derivatives within fixed index annuity contracts and reinsurance recoverable associated with fixed index annuity contracts, in the Consolidated Statements of Operations for the years ended:

	Year Ended December 31,
	2025	2024	2023	Change of fair value reported in
	(in thousands)
Derivatives:
Interest rate swaps	$27,377	$(749)	$41,497	Investment-related gains (losses)
Total return swaps	(2,214)	32,856	$6,212	Investment-related gains (losses)
Call options	565,889	448,478	$145,373	Investment-related gains (losses)
Futures	16,969	(23,551)	$(15,233)	Investment-related gains (losses)
Interest rate cap	(802)	2,446	$6,477	Investment-related gains (losses)
Bond forward	1,376	—	$—	Investment-related gains (losses)

Change in fair value of derivatives	608,595	459,480	184,326
Interest rate swaps designated for hedging	(40,023)	19,672	940	Interest sensitive contract and future policy benefits
Other derivatives	8	(208)	$(22,115)	Investment-related gains (losses)

Change in fair value of options, futures and swaps	$568,580	$478,944	$163,151

Change in currency forwards designated for hedging	$(128,648)	$41,316	$(134,674)	Investment-related gains (losses)
Change in currency forwards not designated for hedging	(144,156)	88,533	6,253	Investment-related gains (losses)
Foreign currency swap	(6,123)	—	—	Investment-related gains (losses)

Change in currency forwards and swaps	$(278,927)	$129,849	$(128,421)

Embedded derivatives:
Funds withheld receivable	$(28,057)	$9,830	$9,856	Investment-related gains (losses)
Funds withheld liability	(80,865)	(118,215)	(285,725)	Investment-related gains (losses)

Change in embedded derivatives recorded in investment-related gains (losses)	(108,922)	(108,385)	(275,869)
Less: embedded derivatives recorded in benefits
Fixed index annuity contracts	$403,582	$241,980	$179,719	Interest sensitive contract and future policy benefits
Reinsurance contracts	180,813	124,669	44,968	Other benefits

Total change in embedded derivative financial instruments	$(693,317)	$(475,034)	$(500,556)

The Company has no cash flow hedge exposure to variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

		Amount of gain (loss) recognized in AOCI on
		derivatives for the year ended December 31,
Derivatives in cash flow hedging relationships	Related hedged item	2025	2024	2023
		(in thousands)
Interest rate swaps	Fixed maturities, available for sale	$27,834	$(5,542)	$18,299
Bond forward	Fixed maturities, available for sale	$1,381	$—	$—

Total		$29,215	$(5,542)	$18,299

The following tables show the effect of derivatives in fair value and cash flow hedging relationships and the related hedged items on the Consolidated Statements of Operations:

	For the year ended December 31, 2025
			Index credits and
		Net realized	interest credited to
	Net investment	capital gains	account balances
	income related to	(losses) related to	related to hedges
	hedges of fixed	hedges of fixed	of policy reserves
	maturities,	maturities,	and annuity
	available for sale	available for sale	account values
	(in thousands)
Total amounts of Consolidated Statement of Operations line items in which the effects of fair value and cash flow hedges are reported
Gains (losses) on fair value hedging relationships:
Foreign currency forwards:
Gain recognized on derivatives	$—	$150,014	$—
Loss recognized on hedged item	—	(150,014)	—
Interest rate swaps:
Gain recognized on derivatives	—	—	40,023
Amounts related to periodic settlements on derivatives	—	—	(8,187)

Total gain (loss) recognized for fair value hedging relationships	$—	$—	$31,836

Gains (losses) on cash flow hedging relationships:
Interest rate swaps:
Amounts related to periodic settlements on derivatives	$(40,592)	$—	$—
Bond Forwards:
Gain (loss) recognized in AOCI on derivatives	1,381	—	—

Total gain (loss) recognized for cash flow hedging relationships	$(39,211)	$—	$—

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

	For the year ended December 31, 2024
			Index credits and
		Net realized	interest credited to
	Net investment	capital gains	account balances
	income related to	(losses) related to	related to hedges
	hedges of fixed	hedges of fixed	of policy reserves
	maturities,	maturities,	and annuity
	available for sale	available for sale	account values
	(in thousands)
Total amounts of Consolidated Statement of Operations line items in which the effects of fair value and cash flow hedges are reported
Gains (losses) on fair value hedging relationships:
Foreign currency forwards:
Loss recognized on hedged item	$—	$(78,398)	$—
Gain recognized on derivatives	—	78,398	—
Interest rate swaps:
Loss recognized on derivatives	—	—	(19,672)
Loss related to periodic settlements on derivatives	—	—	(35,539)

Total gain (loss) recognized for fair value hedging relationships	$—	$—	$(55,211)

Gains (losses) on cash flow hedging relationships:
Interest rate swaps:
Loss related to periodic settlements on derivatives	$(12,758)	$—	$—

Total gain (loss) recognized for cash flow hedging relationships	$(12,758)	$—	$—

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

	For the year ended December 31, 2023
			Index credits and
		Net realized	interest credited to
	Net investment	capital gains	account balances
	income related to	(losses) related to	related to hedges
	hedges of fixed	hedges of fixed	of policy reserves
	maturities,	maturities,	and annuity
	available for sale	available for sale	account values
	(in thousands)
Total amounts of Consolidated Statement of Operations line items in which the effects of fair value and cash flow hedges are reported
Gains (losses) on fair value hedging relationships:
Foreign currency forwards:
Gain recognized on derivatives	$—	$116,597	$—
Loss recognized on hedged item	—	(116,597)	—
Interest rate swaps:
Loss recognized on derivatives	—	—	(940)
Loss related to periodic settlements on derivatives	—	—	(28,044)

Total gain (loss) recognized for fair value hedging relationships	$—	$—	$(28,984)

Gains (losses) on cash flow hedging relationships:
Interest rate swaps:
Gains related to periodic settlements on derivatives	$2,703	$—	$—

Total gain (loss) recognized for cash flow hedging relationships	$2,703	$—	$—

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

6. Deferred Policy Acquisition Costs, Deferred Sales Inducement Costs & Value of Business Acquired

An analysis of the DAC asset, the DSI cost asset, and the VOBA asset is presented below for the years ended:

	Deferred Policy	Deferred Sales	Value of Business	Total DAC, DSI &
	Acquisition Costs	Inducement Costs	Acquired	VOBA
	(in thousands)
Balance at January 1, 2023	$1,059,940	$336,529	$1,192,081	$2,588,550
Capitalization	366,521	183,978	—	550,499
Amortization	(133,853)	(38,011)	(146,258)	(318,122)

Balance at December 31, 2023	1,292,608	482,496	1,045,823	2,820,927
Capitalization	359,442	261,020	—	620,462
Amortization	(162,605)	(52,438)	(136,780)	(351,823)

Balance at December 31, 2024	1,489,445	691,078	909,043	3,089,566
Capitalization	427,579	390,374	—	817,953
Amortization	(201,269)	(85,783)	(125,179)	(412,231)

Balance at December 31, 2025	$1,715,755	$995,669	$783,864	$3,495,288

Deferred Policy Acquisition Costs

An analysis of the DAC asset balance is presented below for the years ended:

	Fixed Index Annuity	Fixed Annuity	Variable Annuity	Other	Total
	(in thousands)
Balance at January 1, 2023	$989,086	$42,573	$25,506	$2,775	$1,059,940
Capitalization	317,163	44,529	5,673	(844)	366,521
Amortization	(117,303)	(13,827)	(2,373)	(350)	(133,853)

Balance at December 31, 2023	1,188,946	73,275	28,806	1,581	1,292,608
Capitalization	327,996	27,039	4,430	(23)	359,442
Amortization	(142,334)	(17,420)	(2,589)	(262)	(162,605)

Balance at December 31, 2024	1,374,608	82,894	30,647	1,296	1,489,445
Capitalization	379,414	43,551	4,347	267	427,579
Amortization	(175,152)	(23,121)	(2,740)	(256)	(201,269)

Balance at December 31, 2025	$1,578,870	$103,324	$32,254	$1,307	$1,715,755

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

6. Deferred Policy Acquisition Costs, Deferred Sales Inducement Costs & Value of Business Acquired (continued)

All amounts reflected above are net of reinsurance activity ceded (see Note 10).

Deferred Sales Inducement Costs

An analysis of the DSI costs asset balance is presented below for the years ended:

	Fixed Index Annuity	Fixed Annuity	Variable Annuity	Total
	(in thousands)
Balance at January 1, 2023	$335,733	$30	$766	$336,529
Capitalization	183,963	—	15	183,978
Amortization	(37,922)	(10)	(79)	(38,011)

Balance at December 31, 2023	481,774	20	702	482,496
Capitalization	261,031	(18)	7	261,020
Amortization	(52,364)	(2)	(72)	(52,438)

Balance at December 31, 2024	690,441	—	637	691,078
Capitalization	390,363	—	11	390,374
Amortization	(85,717)	(1)	(65)	(85,783)

Balance at December 31, 2025	$995,087	$(1)	$583	$995,669

All amounts reflected above are net of reinsurance activity ceded (see Note 10).

Value of Business Acquired

The Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below for the years ended:

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

6. Deferred Policy Acquisition Costs, Deferred Sales Inducement Costs & Value of Business Acquired (continued)

	Fixed Index Annuity	Fixed Annuity	Variable Annuity	Life	Total
	(in thousands)
Balance at January 1, 2023	$1,061,337	$19,739	$66,184	$44,821	$1,192,081
Amortization	(133,716)	(4,033)	(5,702)	(2,807)	(146,258)

Balance at December 31, 2023	927,621	15,706	60,482	42,014	1,045,823
Amortization	(125,936)	(2,966)	(5,218)	(2,660)	(136,780)

Balance at December 31, 2024	801,685	12,740	55,264	39,354	909,043
Amortization	(115,414)	(2,375)	(4,858)	(2,532)	(125,179)

Balance at December 31, 2025	$686,271	$10,365	$50,406	$36,822	$783,864

All amounts reflected above are net of reinsurance activity ceded (see Note 10).

The estimated future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands) for the year ending December 31:

2026	$119,262
2027	110,493
2028	102,158
2029	92,160
2030	79,890

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

7. Separate Account Balances

Separate account funding agreements

The Company issued separate account funding agreements whereby the contract holders elect to invest in various investment options offered under the policy. As of December 31, 2025 and 2024, separate account investments funded through these agreements were $3,346.8 million and $3,042.2 million, respectively, and are reported in Separate account assets and Separate account liabilities on the Consolidated Balance Sheets. Investment income and gains or losses arising from the investments in the separate account funding agreements accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying Consolidated Statements of Operations. Revenues to the Company from the separate account funding agreements consist primarily of administrative fees assessed at the time the funding agreement was issued.

Separate account assets

The aggregate fair value of assets, by major investment category, supporting separate accounts were as follows as of December 31:

	2025	2024
	(in thousands)
Common stock	$3,458,074	$3,374,151
Other invested assets	3,346,800	3,042,200

Total separate accounts assets	$6,804,874	$6,416,351

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

7. Separate Account Balances (continued)

Separate account liabilities

The following tables summarize disaggregated separate account liability amounts and reconcile the totals to Separate account liabilities reported in the Consolidated Balance Sheets as of December 31:

	2025	2024
	(in thousands)
Traditional deferred annuities	$3,387,902	$3,316,472
Funding agreements	3,346,800	3,042,200
Other (1)	70,172	57,679

Total separate accounts liabilities	$6,804,874	$6,416,351

(1)	Includes separate account immediate annuities and variable universal life.

The balances and changes in traditional deferred annuities separate account liabilities were as follows as of December 31:

	2025	2024
	(in thousands)
Balance at beginning of period	$3,316,472	$3,188,175
Deposits	112,869	133,033
Policy charges	(9,677)	(9,787)
Withdrawals	(98,798)	(96,132)
Benefit payments	(291,064)	(286,950)
Net transfers (to) from general account	(18,609)	(14,935)
Investment performance	375,580	403,018
Other	1,129	50

Balance at end of period	$3,387,902	$3,316,472

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

7. Separate Account Balances (continued)

The following is a rollforward of the funding agreements held in the separate account assets and liabilities for years ended:

	2025	2024
	(in thousands)
Balance at beginning of period	$3,042,200	$2,386,900
Unrealized gain (loss)	211,705	619,079
Interest	92,895	36,221

Balance at end of period	$3,346,800	$3,042,200

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

8. Other Assets

Property and Equipment

The following is a summary of property and equipment at cost less accumulated depreciation as of December 31:

	2025	2024
	(in thousands)
Land and improvements	$7,279	$7,279
Building	52,596	52,545
Leasehold improvements	2,236	2,236
Furniture	109	77
Data processing equipment	599	381

	62,819	62,518
Accumulated depreciation	(19,100)	(16,642)

Net property and equipment	$43,719	$45,876

Accumulated depreciation deducted from investment in real estate amounted to $18.2 million and $16.1 million at December 31, 2025 and 2024, respectively.

Goodwill

As of December 31, 2025 and 2024, the Company had a carrying value of goodwill of $96.9 million. Impairment of goodwill is evaluated annually. The Company determined for 2025 and 2024 that no impairment of goodwill was necessary.

Airplane

In February 2013, SAILES 2, LLC (“SAILES”), a wholly owned subsidiary of SBLIC, acquired an airplane for other investment purposes. SAILES leased the airplane under an operating lease.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

8. Other Assets (continued)

In 2024, the Company executed an agreement to sell its aircraft for a $50.0 million purchase price. The sale of the aircraft resulted in $19.7 million write-off to the Company. Proceeds from the sale funded selling costs and settlement of all outstanding obligations, resulting in the dissolution of SAILES and full distribution of equity.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

9. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows:

	Pretax	Tax	After-Tax
	(in thousands)
Other comprehensive income (loss) for the year ended December 31, 2023:
Net unrealized gains (losses) on available for sale securities	$1,446,241	$(303,524)	$1,142,717
Foreign exchange adjustments on available for sale and equity method investments	5	(1)	4
Reclassification adjustment for (gains) losses included in net income	(195,131)	40,952	(154,179)
Hedging instruments	18,299	(3,840)	14,459

Net unrealized gains (losses) on investments and hedging instruments	1,269,414	(266,413)	1,003,001
Remeasurement gains (losses) on future policy benefits related to discount rate	(5,229)	1,097	(4,132)
Remeasurement gains (losses) on market risk benefits related to credit risk	(139,786)	29,337	(110,449)

Total other comprehensive income (loss) for the year ended December 31, 2023	$1,124,399	$(235,979)	$888,420

Other comprehensive income (loss) for the year ended December 31, 2024
Net unrealized gains (losses) on available for sale securities	$410,356	$(86,175)	$324,181
Foreign exchange adjustments on available for sale and equity method investments	(5,378)	1,129	(4,249)
Reclassification adjustment for (gains) losses included in net income	3,440	(722)	2,718
Hedging instruments	(5,542)	1,164	(4,378)

Net unrealized gains (losses) on investments and hedging instruments	402,876	(84,604)	318,272
Remeasurement gains (losses) on future policy benefits related to discount rate	6,166	(1,295)	4,871
Remeasurement gains (losses) on market risk benefits related to credit risk	(182,916)	38,412	(144,504)

Total other comprehensive income (loss) for the year ended December 31, 2024	$226,126	$(47,487)	$178,639

Other comprehensive income (loss) for the year ended December 31, 2025:
Net unrealized gains (losses) on available for sale securities	$322,323	$(67,710)	$254,613
Foreign exchange adjustments on available for sale and equity method investments	8,295	(1,742)	6,553
Reclassification adjustment for (gains) losses included in net income	(39,274)	8,248	(31,026)
Hedging instruments	27,834	(5,845)	21,989

Net unrealized gains (losses) on investments and hedging instruments	319,178	(67,049)	252,129
Remeasurement gains (losses) on market risk benefits related to credit risk	(5,361)	1,126	(4,235)
Remeasurement gains (losses) on market risk benefits related to credit risk	83,159	(17,463)	65,696

Total other comprehensive income (loss) for the year ended December 31, 2025	$396,976	$(83,386)	$313,590

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

9. Other Comprehensive Income (Loss) (continued)

Accumulated Other Comprehensive Income (Loss)

	Foreign Exchange Adjustment	Unrealized Gains (Losses) on Available for Sale Securities	Total Other Comprehensive Income (Loss)
	(in thousands)
Accumulated other comprehensive income (loss) at January 1, 2023	$(4,991)	$(1,129,301)	$(1,134,292)
Other comprehensive income (loss) before reclassifications	4	1,042,595	1,042,599
Amounts reclassified from accumulated other comprehensive income (loss)(1)	—	(154,179)	(154,179)

Accumulated other comprehensive income (loss) at December 31, 2023	(4,987)	(240,885)	(245,872)
Other comprehensive income (loss) before reclassifications	(4,249)	180,170	175,921
Amounts reclassified from accumulated other comprehensive income (loss)(1)	—	2,718	2,718

Accumulated other comprehensive income (loss) at December 31, 2024	(9,236)	(57,997)	(67,233)
Other comprehensive income (loss) before reclassifications	6,553	338,063	344,616
Amounts reclassified from accumulated other comprehensive income (loss)(1)	—	(31,026)	(31,026)

Accumulated other comprehensive income (loss) at December 31, 2025	$(2,683)	$249,040	$246,357

(1)

The amounts reclassified from accumulated other comprehensive income (loss) for unrealized gains (losses) on available for sale securities are included in Investment-related gains (losses) and Income tax expense in the Consolidated Statements of Operations.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Reinsurance

Principal reinsurance assumed transactions are summarized as follows for the years ended:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Reinsurance assumed:
Premiums received	$17,055	$20,654	$17,505

Commissions paid	$2,224	$2,371	$3,486

Claims paid	$17,154	$18,047	$19,504

Surrenders paid	$100,210	$113,828	$109,252

Principal reinsurance ceded transactions are summarized as follows for the years ended:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Reinsurance ceded:
Premiums paid	$2,256,418	$1,997,759	$2,492,320

Commissions received	$172,405	$162,837	$206,979

Claim recoveries	$175,345	$159,929	$147,824

Surrenders recovered	$956,511	$984,968	$898,062

At December 31, 2025 and 2024, the Company had reinsurance recoverable receivables totaling $12,507.8 million and $10,682.4 million, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers.

The increase in Reinsurance recoverable was primarily related to the ceding of certain fixed annuity and fixed index annuity liabilities to SkyRidge Re Bermuda. The liabilities subject to the agreement are (i) liabilities on policies inforce as of November 30, 2021 and (ii) liabilities on policies as they are written through 2027. As of December 31, 2025, the Company has net business ceded based on statutory reserves of $9.9 billion to SkyRidge Re, and of this amount, $1.7 billion was the ceded premium during the year ended December 31, 2025.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Reinsurance (continued)

In September 2025, the Company entered into a coinsurance with funds withheld reinsurance agreement to cede certain fixed annuity and fixed index annuity liabilities to SkyRidge Re Cayman. The liabilities subject to the agreement are liabilities on policies as they are written through 2027. As of December 31, 2025, the Company has net business ceded based on statutory reserves of $516.5 million to SkyRidge Re Cayman, and $580.1 million of ceded premium during the year ended December 31, 2025.

As of December 31, 2025 and 2024, the value of the Company’s Funds withheld and held liability under all its reinsurance agreements was $11,067.0 million and $9,201.5 million, respectively. The SkyRidge Re reinsurance agreement was the primary driver of the increase in the value of the Company’s funds withheld and held liability.

As of December 31, 2025 and 2024, the Company had $604.1 million and $660.7 million, respectively, of reserves ceded that were uncollateralized by the assuming reinsurer.

Life insurance inforce ceded at December 31, 2025 and 2024 was $1,553.3 million and $1,655.6 million, respectively. Life reserves ceded at December 31, 2025 and 2024 was $582.2 million and $569.4 million, respectively.

Through its consolidated captive reinsurance subsidiary, Sixth Avenue Reinsurance Company (“SARC”), the Company entered into an excess of loss reinsurance agreement with a third party US based reinsurance company. This excess of loss agreement covers fixed index annuities with a GLWB that were issued in 2018 through the first half of 2020. Under this excess of loss agreement, if those annuity holders continue to make lifetime income withdrawals beyond certain dollar thresholds within the excess of loss coverage period (22-24 years from the issue date of each contract cohort), the third party reinsurance company will reimburse the Company for those benefit payments. The Company did not reduce any policy or annuity reserve liability as a result of this excess of loss agreement.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities

Interest sensitive contract liabilities and future policy benefits

The major components of Interest sensitive contract liabilities and future policy benefits on the Consolidated Balance Sheets are summarized as follows as of December 31:

	2025	2024
	(in thousands)
Liabilities for interest sensitive contract liabilities:
Embedded derivatives and host contract balances (fixed index annuities) (1)	$29,495,707	$25,803,181
Traditional deferred annuities (2)	14,806,179	13,401,698
Funding agreements	528,591	511,011
Other interest sensitive contracts (3)	387,716	363,702

Total interest sensitive contract liabilities	45,218,193	40,079,592

Liability for future policy benefits	643,858	614,486
Other future policy benefits reserves (4)	186,698	202,998

Total interest sensitive contract liabilities and future policy benefits	$46,048,749	$40,897,076

(1)

Fixed index annuities (index) policyholder account balance of $29.7 billion and $26.1 billion as of December 31, 2025 and 2024, respectively. The policyholder account balances are derived utilizing long-duration contract accounting while the embedded derivative and host contract balances are derived utilizing derivative accounting.

(2)	Traditional deferred annuities includes fixed annuities and the fixed portion of fixed index annuities and variable annuities.

(3)	Other interest sensitive contracts primarily include group fixed account, MYGA market value adjustments, non-life contingent payout annuities, and other annuities.

(4)	Other future policy benefits reserves primarily include other life insurance which is primarily ceded to reinsurers.

The following represents a rollforward of the policyholder account balance of traditional deferred annuities by product within interest sensitive contract liabilities.

	Fixed Index Annuity (Fixed)	Fixed Annuity	Variable Annuity	Traditional Deferred Annuities	Fixed Index Annuity (Index)	Total
	(in thousands)
Balance at January 1, 2025	$4,010,209	$7,758,157	$1,633,332	$13,401,698	$26,053,926	$39,455,624
Deposits	834,095	2,200,602	51,082	3,085,779	5,004,728	8,090,507
Policy charges	(28,184)	(3,490)	(230)	(31,904)	(220,004)	(251,908)
Withdrawals	(193,058)	(136,499)	(85,159)	(414,716)	(1,168,903)	(1,583,619)
Benefit payments	(189,714)	(1,201,514)	(141,255)	(1,532,483)	(1,350,693)	(2,883,176)
Net transfers	(290,610)	—	20,352	(270,258)	290,610	20,352
Interest credited	133,908	382,045	58,533	574,486	1,123,262	1,697,748
Other	(347)	(6,336)	260	(6,423)	95	(6,328)

Balance at December 31, 2025	4,276,299	8,992,965	1,536,915	14,806,179	29,733,021	44,539,200
Reinsurance	1,242,388	3,176,353	—	4,418,741	7,671,289	12,090,030

Balance at December 31, 2025, net of reinsurance	$3,033,911	$5,816,612	$1,536,915	$10,387,438	$22,061,732	$32,449,170

Weighted-average crediting rate	3.3	4.6	3.8		3.3
Cash surrender value	$3,753,148	$8,481,261	$1,506,852		$25,999,877

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

	Fixed Index Annuity (Fixed)	Fixed Annuity	Variable Annuity	Traditional Deferred Annuities	Fixed Index Annuity (Index)	Total
	(in thousands)
Balance at January 1, 2024	$3,520,899	$7,515,342	$1,788,451	$12,824,692	$23,649,716	$36,474,408
Deposits	996,338	1,162,595	53,724	2,212,657	4,243,365	6,456,022
Policy charges	(16,914)	(3,931)	(292)	(21,137)	(251,839)	(272,976)
Withdrawals	(162,915)	(125,292)	(87,378)	(375,585)	(995,658)	(1,371,243)
Benefit payments	(189,260)	(1,120,174)	(199,743)	(1,509,177)	(1,798,265)	(3,307,442)
Net transfers	(246,647)	(1)	15,852	(230,796)	246,647	15,851
Interest credited	108,667	334,421	62,407	505,495	961,267	1,466,762
Other	41	(4,803)	311	(4,451)	(1,307)	(5,758)

Balance at December 31, 2024	4,010,209	7,758,157	1,633,332	13,401,698	26,053,926	39,455,624
Reinsurance	1,138,059	2,899,018	—	4,037,077	6,209,065	10,246,142
Balance at December 31, 2024, net of reinsurance	$2,872,150	$4,859,139	$1,633,332	$9,364,621	$19,844,861	$29,209,482

Weighted-average crediting rate	3.2	4.6	3.8		3.0
Cash surrender value	$3,484,277	$7,240,284	$1,598,781		$22,780,140

The following represents policyholder account balances by range of guaranteed minimum crediting rates, as well as the related range of the difference between rates being credited to policyholders and the respective guaranteed minimums:

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

		December 31, 2025
		(in thousands)
	Range of guaranteed minimum	At guaranteed minimum	1 basis point - 50 basis points above	51 basis point - 150 basis points above	Greater than 150 basis points above	Total
Fixed	<1.0%	$—	$—	$—	$—	$—
Index	1.0% – <2.0%	579,936	2,827,202	7,832,299	18,493,584	29,733,021
Annuity	2.0% and greater	—	—	—	—	—

(Index)	Total	579,936	2,827,202	7,832,299	18,493,584	29,733,021

Fixed	<1.0%	—	—	24,218	232,306	256,524
Index	1.0% – <2.0%	5,574	106,205	1,693,028	639,796	2,444,603
Annuity	2.0% and greater	84,431	763	341,556	1,148,422	1,575,172

(Fixed)	Total	90,005	106,968	2,058,802	2,020,524	4,276,299

Fixed	<1.5%	23,525	9,303	205,588	1,870,050	2,108,466
Annuity	1.5% – <3.0%	194,739	6,028	235,936	4,530,306	4,967,009
	3.0% and greater	268,836	23,110	33,981	1,591,563	1,917,490

	Total	487,100	38,441	475,505	7,991,919	8,992,965

Variable	<3.0%	1,397	5,458	55,020	60,142	122,017
Annuity	3.0% – <6.0%	989,972	310,549	114,377	—	1,414,898
	6.0% and greater	—	—	—	—	—

	Total	$991,369	$316,007	$169,397	$60,142	$1,536,915

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

		December 31, 2024
		(in thousands)
	Range of guaranteed minimum	At guaranteed minimum	1 basis point - 50 basis points above	51 basis point - 150 basis points above	Greater than 150 basis points above	Total
Fixed Index Annuity (Index)	<1.0%	$—	$—	$—	$—	$—
	1.0% – <2.0%	741,360	3,641,442	8,315,307	13,355,817	26,053,926
	2.0% and greater	—	—	—	—	—

	Total	741,360	3,641,442	8,315,307	13,355,817	26,053,926

Fixed Index Annuity (Fixed)	<1.0%	—	—	48,434	285,747	334,181
	1.0% – <2.0%	18,985	127,575	1,737,487	639,759	2,523,806
	2.0% and greater	91,944	180	230,384	829,714	1,152,222

	Total	110,929	127,755	2,016,305	1,755,220	4,010,209

Fixed Annuity	<1.5%	28,210	10,459	401,238	2,460,037	2,899,944
	1.5% – <3.0%	230,102	32,833	110,573	3,265,539	3,639,047
	3.0% and greater	297,905	25,945	45,368	849,948	1,219,166

	Total	556,217	69,237	557,179	6,575,524	7,758,157

Variable Annuity	<3.0%	1,488	5,745	47,740	60,579	115,552
	3.0% – <6.0%	1,061,714	340,718	115,331	—	1,517,763
	6.0% and greater	17	—	—	—	17

	Total	$1,063,219	$346,463	$163,071	$60,579	$1,633,332

The Company has issued general account funding agreements of $528.6 million and $511.0 million at December 31, 2025 and 2024, respectively, which are classified as investment-type contracts. These liabilities consist of floating interest rate and fixed interest rate contracts. The balance of the general account funding agreements have call provisions that give the holder of the funding agreements the right to require the funding agreement be redeemed by the Company if certain adverse conditions occur.

In May 2021, the Company established a $2.0 billion program for a trust, Security Benefit Global Funding, to periodically issue funding agreement-backed notes. The program was relaunched and increased in size to $5.0 billion in July 2025. Security Benefit Global Funding is not an affiliate or related party of the Company. These notes are backed by funding agreements issued by the Company to the trust. The funding agreement liability had no carrying amount at December 31, 2025 and or December 31, 2024.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

The following is a rollforward of the general account funding agreements within interest sensitive contract liabilities:

General Account
Funding Agreements
(in thousands)
Balance as of January 1, 2024	$1,003,228
Issuances	525,000
Interest	17,320
Maturities	(1,034,224)
Other payments	(313)

Balance as of December 31, 2024	511,011
Interest	19,085
Other payments	(1,505)

Balance as of December 31, 2025	$528,591

The following is a reconciliation of future policy benefits to the Consolidated Balance Sheets:

	December 31,
	2025	2024
	(in thousands)
Payout annuities with life contingencies	$141,731	$121,349
Payout annuities with life contingencies, deferred profit liability	3,279	3,598
Whole life	497,502	488,503
Whole life, deferred profit liability	1,346	1,036

Liability for future policy benefits	$643,858	$614,486

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

The following is a rollforward by product of the liability for future policy benefits, excluding the deferred profit liability:

	Year ended December 31, 2025
	Payout annuities with life contingencies	Whole life	Total
	(in thousands)
Present value of expected net premiums
Balance at January 1, 2025	$—	$8,059	$8,059

Balance at January 1, 2025 at original discount rate	—	7,314	7,314

Effect of changes in cash flow assumptions	—	(227)	(227)
Effect of actual variances from expected experience	—	(2,990)	(2,990)
Issuances	23,561	—	23,561
Interest accrual	—	322	322
Net premium collected	(23,561)	(192)	(23,753)
Other	—	(241)	(241)

Balance at December 31, 2025 at original discount rate	—	3,986	3,986
Effect of changes in discount rate assumptions	—	727	727

Balance at December 31, 2025	$—	$4,713	$4,713

Present value of expected future policy benefits
Balance at January 1, 2025	$121,349	$496,561	$617,910

Balance at January 1, 2025 at original discount rate	124,383	475,108	599,491

Effect of changes in cash flow assumptions	—	(472)	(472)
Effect of actual experience to expected experience	—	(4,812)	(4,812)
Issuances	23,561	1	23,562
Interest accrual	7,395	26,787	34,182
Benefit payments	(14,789)	(24,089)	(38,878)

Balance at December 31, 2025 at original discount rate	140,550	472,523	613,073
Effect of changes in discount rate assumptions	1,181	29,692	30,873

Balance at December 31, 2025	141,731	502,215	643,946

Liability for future policy benefits, excluding deferred profit liability at December 31, 2025	141,731	497,502	639,233
Reinsurance	31,755	418,982	450,737

Liability for future policy benefits, excluding deferred profit liability,net of reinsurance at December 31, 2025	$109,976	$78,520	$188,496

Weighted-average liability duration (in years)	7.4	8.7

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

Weighted-average interest accretion rate	5.0	5.8
Weighted-average current discount rate	4.9	5.2
Expected future gross premiums, undiscounted	$—	$72,628
Expected future gross premiums, discounted	$—	$44,806
Expected future benefit payments, undiscounted	$213,556	$150,429

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

	Year ended December 31, 2024
	Payout annuities with life contingencies	Whole life	Total
	(in thousands)
Present value of expected net premiums
Balance at January 1, 2024	$—	$9,430	$9,430

Balance at January 1, 2024 at original discount rate	—	8,289	8,289

Effect of changes in cash flow assumptions	—	(101)	(101)
Effect of actual variances from expected experience	—	(610)	(610)
Issuances	9,379	—	9,379
Interest accrual	—	413	413
Net premium collected	(9,379)	(625)	(10,004)
Other	—	(52)	(52)

Balance at December 31, 2024 at original discount rate	—	7,314	7,314

Effect of changes in discount rate assumptions	—	745	745

Balance at December 31, 2024	$—	$8,059	$8,059

Present value of expected future policy benefits
Balance at January 1, 2024	$121,828	$534,678	$656,506

Balance at January 1, 2024 at original discount rate	121,551	478,256	599,807

Effect of changes in cash flow assumptions	—	(151)	(151)
Effect of actual experience to expected experience	—	(2,708)	(2,708)
Issuances	9,379	1	9,380
Interest accrual	6,843	26,349	33,192
Benefit payments	(13,391)	(26,639)	(40,030)

Balance at December 31, 2024 at original discount rate	124,382	475,108	599,490

Effect of changes in discount rate assumptions	(3,033)	21,454	18,421

Balance at December 31, 2024	121,349	496,562	617,911

Liability for future policy benefits, excluding deferred profit liability at December 31, 2024	$121,349	$488,503	$609,852

Reinsurance	$32,746	$409,940	$442,686
Liability for future policy benefits, excluding deferred profit liability,net of reinsurance at December 31, 2024	$88,603	$78,563	$167,166
Weighted-average liability duration (in years)	7.5	9.1
Weighted-average interest accretion rate	4.9	5.8
Weighted-average current discount rate	5.3	5.1
Expected future gross premiums, undiscounted	$—	$79,565
Expected future gross premiums, discounted	$—	$49,734
Expected future benefit payments, undiscounted	$194,383	$156,657

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

The following is a summary of liability for future policy benefit remeasurement gains (losses) included within Interest sensitive contract and future policy benefits on the Consolidated Statements of Operations:

	December 31,
	2025	2024
	(in thousands)
Reserves	15,968	(1,770)
Deferred profit liability	(4)	(269)

Total remeasurement gains (losses)	$15,964	$(2,039)

Market risk benefits

The following is a reconciliation of Market risk benefits to the Consolidated Balance Sheets. Market risk benefit assets are included in Other assets on the Consolidated Balance Sheets.

	Year ended December 31, 2025			Year ended December 31, 2024
	Asset	Liability	Net Liability	Asset	Liability	Net Liability
	(in thousands)			(in thousands)
Fixed Index Annuity	$24,256	$3,293,060	$3,268,804	$25,138	$2,986,826	$2,961,688
Variable Annuity	4,596	26,490	21,894	4,322	35,377	31,055

Total	$28,852	$3,319,550	$3,290,698	$29,460	$3,022,203	$2,992,743

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

The following is a rollforward of net market risk benefit liabilities by product:

	Year ended December 31, 2025
	Fixed Index Annuity	Variable Annuity	Total
	(in thousands)
Balance at December 31, 2024	$2,961,688	$31,055	$2,992,743
Balance, beginning of period, before changes in instrument-specific credit risk	3,102,718	32,254	3,134,972
Derecognition - transitioned to payout	(16,633)	(1,014)	(17,647)
Decrements	(95,096)	1,253	(93,843)
Issuances	—	(25)	(25)
Interest accrual	151,563	(2,836)	148,727
Attributed fees collected	189,819	4,598	194,417
Benefit payments	(8,140)	(4,070)	(12,210)
Effect of changes in interest rates	52,471	(2,273)	50,198
Effect of changes in equity markets	(114,483)	(2,238)	(116,721)
Inforce updates and other	137,777	(2,342)	135,435
Effect of changes in policyholder assumptions	92,884	(103)	92,781
Balance, end of period, before changes in instrument-specific credit risk	3,492,880	23,204	3,516,084

Effect of changes in instrument-specific credit risk	(224,076)	(1,310)	(225,386)

Balance at December 31, 2025	3,268,804	21,894	3,290,698

Reinsurance	—	(6,182)	(6,182)
Balance, net of reinsurance	$3,268,804	$15,712	$3,284,516
Net amount at risk	6,856,795	133,186
Weighted-average attained age of contract holders (in years)	73.7	69.7

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

	Year ended December 31, 2024
	Fixed Index Annuity	Variable Annuity	Total
	(in thousands)
Balance at December 31, 2023	$2,269,961	$62,235	$2,332,196
Balance, beginning of period, before changes in instrument-specific credit risk	2,591,418	66,304	2,657,722
Derecognition - transitioned to payout	(3,425)	(1,728)	(5,153)
Decrements	(101,940)	(1,324)	(103,264)
Issuances	—	(13)	(13)
Interest accrual	163,837	(4,842)	158,995
Attributed fees collected	191,830	4,675	196,505
Benefit payments	(6,005)	(3,488)	(9,493)
Effect of changes in interest rates	(197,298)	(8,396)	(205,694)
Effect of changes in equity markets	(65,831)	(2,437)	(68,268)
Inforce updates and other	195,847	3,037	198,884
Effect of changes in policyholder assumptions	332,125	(19,535)	312,590
Effect of changes in other assumptions	2,159	—	2,159

Balance, end of period, before changes in instrument-specific credit risk	3,102,717	32,253	3,134,970

Effect of changes in instrument-specific credit risk	(141,029)	(1,198)	(142,227)

Balance at December 31, 2024	2,961,688	31,055	2,992,743

Reinsurance	—	(7,899)	(7,899)
Balance, net of reinsurance	$2,961,688	$23,156	$2,984,844
Net amount at risk	6,871,748	163,697
Weighted-average attained age of contract holders (in years)	72.9	69.4

Unlocking

As discussed in Note 1, significant assumptions are used in the calculation of the fixed index annuity embedded derivative, liability for future policy benefits, and market risk benefits. During 2025 and 2024, the Company performed its annual review of assumptions and updated certain assumptions to reflect emerging experience and expectations for future performance. In 2025,

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

revisions primarily related to policyholder behavior assumptions, including utilization rates for rider benefits and full surrender rate, resulting in an increase in embedded derivative of $0.7 million, a decrease in the liability for future policy benefits of $0.8 million, and an increase in MRB of $92.8 million; the combined impacts resulted in a decrease in Income before income tax expense, net of reinsurance, of $90.4 million. In 2024, revisions primarily related to policyholder behavior assumptions, including surrender patterns, rider utilization, and mortality assumptions for certain products, resulting in a decrease in embedded derivative of $36.5 million, a decrease in the liability for future policy benefits of $0.1 million, and an increase in MRB of $314.7 million; the combined impacts resulted in a decrease in Income before income tax expense, net of reinsurance, of $279.8 million. The updates were based on recent experience studies, industry data, and refinements to modeling methodologies.

12. Income Taxes

The Company is included in a consolidated Non-Life/Life federal income tax return filed by Eldridge Wealth Solutions, Inc. (“EWS”, previously Security Benefit Corporation). The Internal Revenue Service is currently examining the Company’s federal tax returns for tax years 2018 through 2019. There are no proposed adjustments. The Company is no longer subject to federal and state examinations by tax authorities for the years before 2018. The State of Florida completed its examination of SBLIC’s 2020 through 2022 Florida income tax returns, resulting in no adjustments.

Under a tax sharing agreement between EWS and certain of its related parties, EWS allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. Through the tax sharing agreement with EWS, the Company had a payable to EWS of $9.0 million and $36.3 million at December 31, 2025 and 2024, respectively, for taxes, which is included in Other liabilities on the Consolidated Balance Sheets.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

12. Income Taxes (continued)

SBLIC’s subsidiary, SARC, has a separate tax sharing agreement with EWS. Under the separate tax sharing agreement, SARC’s losses are benefited only to the extent SARC could otherwise utilize the losses on a stand-alone basis.

The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.

As of December 31, 2025 and 2024, the Company had no gross unrecognized tax benefits. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of Other operating expenses in the Consolidated Statements of Operations. The Company recorded no interest expense for unrecognized tax benefits for the years ended December 31, 2025 and 2024.

The Company is subject to Corporate Alternative Minimum Tax (“CAMT”) due to being a member of a controlled group meeting the defined thresholds. This provision had no impact on the results of operations for years ended December 31, 2025, 2024, and 2023.

H.R.1, also referred to as the “One Big Beautiful Bill Act” (the “Tax Act of 2025”) was enacted into law on July 4, 2025. The Tax Act of 2025 does not have a material impact on the Company’s effective tax rate or deferred tax position.

Income tax expense consists of the following for the years ended:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Current income tax expense	$210,024	$342,456	$309,268
Deferred income tax (benefit) expense	2,691	(94,620)	(197,510)

Income tax expense	$212,715	$247,836	$111,758

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

12. Income Taxes (continued)

The differences between reported income tax expense and the results from applying the statutory federal rate to income before income tax expense are as follows for the years ended:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Federal income tax expense computed at statutory rate	$213,492	$252,545	$119,070
Increases (decreases) in taxes resulting from:
Valuation allowance	—	—	—
Dividends received deduction	(3,211)	(4,167)	(3,973)
Changes in uncertain tax positions	—	—	—
Prior period adjustments	603	40	(752)
Tax exempt interest	(1,139)	(420)	(381)
Non-controlling interest	2,957	(645)	—
Other (1)	13	483	(2,206)

Income tax expense	$212,715	$247,836	$111,758

(1)	Includes state income taxes, nondeductible meals and entertainment, nondeductible dues and penalties, nondeductible lobbying expenses and other miscellaneous differences and adjustments.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

12. Income Taxes (continued)

Net deferred income tax assets and liabilities consist of the following as of December 31:

	2025	2024
	(in thousands)
Deferred income tax assets:
Policyholder reserves	$683,255	$506,789
Net unrealized loss on derivatives	42,918	40,984
Net unrealized loss on investments	—	43,946
Credit carryover	1,983	4,476
Rider fee	7,731	7,973
Net operating loss carryforward	78,569	93,432

Total gross deferred income tax assets before valuation allowance	814,456	697,600
Less valuation allowance	—	—

Total deferred income tax assets	814,456	697,600
Deferred income tax liabilities:
Net unrealized gain on investments	23,083	—
Deferred policy acquisition costs and deferred sales inducements	513,264	409,460
Investments	208,642	110,359
Value of business acquired	164,611	190,899
Depreciation	5,867	3,569
Other	16,281	14,555

Total deferred income tax liabilities	931,748	728,842

Net deferred income tax liability	$(117,292)	$(31,242)

The oldest credit carryover will expire in 2029 and relates to general business credits.

The Company’s deferred tax asset position includes $374.1 million of federal net operating loss carryforwards related to SARC losses which have no expiration date.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

12. Income Taxes (continued)

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. The Company recorded no valuation allowance on deferred tax assets as of December 31, 2025 and 2024.

The realization of deferred tax assets related to unrealized loss on our available for sale fixed maturity securities is based on the the Company’s ability and intent to hold the securities for a period of time sufficient to allow for the recovery of the value.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements

Fair Value Hierarchy

In accordance with ASC 820, Fair Value Measurement (“ASC 820”), the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. The levels are as follows:

Level 1 – Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, model-based valuation techniques for which significant assumptions are observable in the market, and option pricing models using inputs observable in the market.

Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include discounted cash flow models, spread-based models, and similar techniques, using the best information available in the circumstances.

Determination of Fair Value

Under ASC 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC 820.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Cash equivalents

Cash equivalents include highly liquid securities with an original maturity of 90 days or less and money market accounts. The cash equivalents based on quoted market prices are included in Level 1 assets. When quoted prices are not available, the Company utilizes an independent pricing service, and includes those cash equivalents in Level 2 assets.

Fixed maturity investments

The fair values of fixed maturity securities in an active and orderly market are largely determined by utilizing third party pricing services. The Company has regular interactions with pricing services and its investment advisors to understand the pricing methodologies used and to confirm the prices are utilizing observable inputs. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry and economic events. Fixed maturity investments with fair values obtained from pricing services, applicable market indices, or internal models with substantially observable inputs are included in Level 2.

The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing unobservable relevant inputs if the Company is not able to utilize observable inputs. These assets are included in Level 3.

Equity securities

Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Short-term investments

Fair values of short-term investments are determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such investments. These assets are included in Levels 2 or 3, depending on the observability of the inputs.

Call options, currency forwards, swaps, and futures

Certain fair values of call options are valued with models that use market observable inputs, which are included in Level 2. Currency forwards with fair values obtained from pricing services with substantially observable inputs are included in Level 2. Swaps with fair values obtained from counterparties with substantially observable inputs are included in Level 2. Futures, swaps, and call options with fair values obtained from unadjusted quoted prices for identical instruments traded in active markets are included in Level 1.

Other invested assets

Certain other invested assets for which the fair value option was elected use inputs which are unobservable in the market and are included in Level 3.

Market risk benefits

Market risk benefits are valued with the use of inputs related to fees, assessments, and assumptions in determining the projected benefits in excess of the projected account balance. Judgment is required for both economic and actuarial assumptions, which can be either observable or unobservable, which impact future policyholder account growth. Market risk benefits are included in Level 3.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Embedded derivatives – reinsurance contracts

The fair value of the embedded derivative reinsurance contracts asset is calculated as described below, under the heading Embedded derivatives—fixed index annuity contracts, where the portion of the liability ceded is held as a reinsurance recoverable asset. These assets are included in Level 3.

The fair value of the embedded derivative reinsurance contracts liability is determined by the expected value of future index credits calculated using call option pricing with current market data and updated fund value allocations for policyholder balances. These liabilities are included in Level 3.

Separate account assets

Separate account assets include equity securities, investments in notes receivable and investments in partnerships. The fair value of the equity securities within the separate accounts is determined using quoted prices in active markets for identical assets and is reflected in Level 1. The fair value of the investments in private notes within the separate accounts was determined using internal pricing models using inputs unobservable in the market. The fair value for partnerships within the separate accounts was determined through the use of an external third party pricing specialist through the use of the market approach, income approach, and underlying assets approach. The investments in private notes and partnerships are reflected in Level 3.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Embedded derivatives – funds withheld liability

The Company estimates the fair value of the embedded derivative based on the change in the fair value of the assets supporting the funds withheld liability under the coinsurance funds withheld agreement. This liability is included in Level 3.

Embedded derivatives – fixed index annuity contracts

Fair values of the Company’s embedded derivative component of the fixed index annuity policy liabilities are determined by (i) projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and (ii) discounting the excess of the projected contract value amounts at the applicable risk-free interest rates adjusted for the nonperformance risk related to those liabilities. The projections of policy contract values are based on the Company’s best estimate assumptions for future policy growth and future policy decrements. The Company’s best estimate assumptions for future policy growth include assumptions for the expected index credit on the next policy anniversary date derived from the fair values of the underlying call options purchased to fund such index credits and the expected costs of call options the Company will purchase in the future to fund index credits beyond the next policy anniversary. The projections of minimum guaranteed contract values include the same best estimate assumptions for policy decrements as were used to project policy contract values. These liabilities are included in Level 3.

Assets and Liabilities Measured and Reported at Fair Value

The following table presents categories measured at fair value on a recurring basis:

	December 31, 2025
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Cash equivalents	$15,881	15,881	$—	—
Fixed maturity investments:
U.S. Treasury securities and other U.S. government corporations and agencies	287,519	—	287,519	—
Obligations of government-sponsored enterprises	832,594	—	832,594	—

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Corporate	24,433,693	—	3,447,823	20,985,870
Municipal obligations	330,991	—	319,809	11,182
Commercial mortgage-backed	153,355	—	152,433	922
Residential mortgage-backed	11,772	—	11,772	—
Collateralized debt obligations	4,437	—	4,437	—
Collateralized loan obligations	8,561,709	—	5,830,641	2,731,068
Redeemable preferred stock	45,973	—	—	45,973
Other asset backed	5,342,280	—	558,675	4,783,605

Total fixed maturity investments, available for sale, including pledged securities (1)	40,004,323	—	11,445,703	28,558,620
Fixed maturity investments, trading:
U.S. Treasury securities and other U.S. government corporations and agencies	5,024	—	5,024	—
Obligations of government-sponsored enterprises	—	—	—	—
Corporate	46,830	—	46,830	—
Obligations of foreign governments	—	—	—	—
Municipal obligations	2,135	—	2,135	—
Commercial mortgage-backed	7,562	—	7,562	—
Residential mortgage-backed	5,551	—	5,551	—
Collateralized debt obligations	—	—	—	—
Collateralized loan obligations	5,266	—	5,266	—
Redeemable preferred stock	—	—	—	—
Other asset backed	13,085	—	13,085	—

Total fixed maturity, trading investments	85,453	—	85,453	—
Equity securities:
Consumer	692,739	101,744	298,241	292,754
Mutual funds	2,879	2,879	—	—
Preferred stocks	721,447	—	80,508	640,939

Total equity securities, including pledged securities (1)	1,417,065	104,623	378,749	933,693
Other invested assets	249,629	—	—	249,629
Short-term investments	320,751	—	173,373	147,378
Derivative assets:
Call options	1,414,615	—	1,414,615	—
Currency forwards and swaps	61,514	—	61,514	—
Interest rate swaps and total return swaps	136,721	—	136,721	—
Bond forwards	2,758		2,758
Futures	178	178	—	—
Other derivatives	14	2	12	—

Total derivative assets	1,615,800	180	1,615,620	—
Market risk benefits	5,983	—	—	5,983
Embedded derivatives:
Reinsurance contracts	1,689,988	—	—	1,689,988
Funds withheld receivable	(403)	—	—	(403)
Separate account assets	6,804,874	3,458,074	—	3,346,800

Total assets	$52,209,344	$3,578,758	$13,698,898	$34,931,688

Liabilities:
Derivative liabilities:
Call options	$19,468	$—	$19,468	$—
Currency forwards and swaps	153,103	—	153,103	—
Interest rate swaps, foreign currency swaps, and total return swaps	23,494	—	17,371	6,123
Hedge accounting liability for MYGA product	11,643	—	—	11,643
Futures	3,893	3,893	—	—
Interest rate caps	211	—	205	6

Total derivative liabilities	211,812	3,893	190,147	17,772
Market risk benefits	3,319,550	—	—	3,319,550
Embedded derivatives:
Funds withheld liability	87,850	—	—	87,850
Reinsurance contracts	421,727	—	—	421,727
Fixed index annuity contracts	5,218,871	—	—	5,218,871

Total liabilities	$9,259,810	$3,893	$190,147	$9,065,770

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

(1)	As of December 31, 2025, pledged securities fair values accounted for $59.7 million related to Fixed maturity investments, available for sale and $0.3 million related to Equity securities.

	December 31, 2024
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(unaudited)
	(in thousands)
Assets:
Cash equivalents	$1,291,999	$1,291,999	$—	$—
Fixed maturity investments:
U.S. Treasury securities and other U.S. government corporations and agencies	7,015	—	7,015	—
Obligations of government-sponsored enterprises	659,472	—	659,472	—
Corporate	23,018,030	—	2,742,492	20,275,538
Municipal obligations	15,220	—	3,888	11,332
Commercial mortgage-backed	43,561	—	43,312	249
Residential mortgage-backed	21,170	—	21,170	—
Collateralized debt obligations	5,111	—	5,111	—
Collateralized loan obligations	11,045,266	—	7,630,322	3,414,944
Redeemable preferred stock	27,861	—	27,861	—
Other asset backed	2,070,134	—	542,650	1,527,484

Total fixed maturity investments	36,912,840	—	11,683,293	25,229,547
Fixed maturity investments: trading	76,221	—	75,963	258

Total fixed maturity trading investments	76,221	—	75,963	258
Equity securities:
Consumer	340,981	76,861	228,177	35,943
Mutual funds	5,115	5,115	—	—
Preferred stocks	645,610	—	312,169	333,441

Total equity securities	991,706	81,976	540,346	369,384
Other invested assets	271,382	—	—	271,382
Short-term investments	91,020	—	91,020	—
Derivative assets:
Call options	1,020,039	—	1,020,039	—
Currency forwards and swaps	191,359	—	191,359	—
Interest rate swaps and total return swaps	42,218	39,572	2,093	553
Futures	325	325	—	—
Other derivatives	6	4	2	—

Total derivative assets	1,253,947	39,901	1,213,493	553
Market risk benefits	5,532	—	—	5,532
Embedded derivatives:
Reinsurance contracts	1,240,395	—	—	1,240,395
Funds withheld receivable	(5,532)	—	—	(5,532)
Separate account assets	6,416,351	3,374,151	—	3,042,200

Total assets	$48,545,861	$4,788,027	$13,604,115	$30,153,719

Liabilities:
Derivative liabilities:
Call options	$12,059	$—	$12,059	$—
Currency forwards and swaps	64,403	—	64,403	—
Interest rate swaps and total return swaps	45,218	17,377	27,589	252

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Hedge accounting liability for MYGA product	(47,236)	—	—	(47,236)
Futures	6,915	6,915	—	—
Interest rate caps	2,470	—	2,470	—

Total derivative liabilities	83,829	24,292	106,521	(46,984)
Market risk benefits	3,022,203	—	—	3,022,203
Embedded derivatives:
Funds withheld liability	(23,608)	—	—	(23,608)
Reinsurance contracts	295,764	—	—	295,764
Fixed index annuity contracts	3,856,761	—	—	3,856,761

Total liabilities	$7,234,949	$24,292	$106,521	$7,104,136

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Changes in Level 3 Fair Value Measurements

The detail of the Level 3 purchases and issuances was as follows for the year ended December 31:

	2025
	Purchases	Issuances	Total
	(in thousands)
Assets:
Fixed maturity investments, available for sale:
Corporate	$8,410,533	$323,220	$8,733,753
Municipal obligations	2,598	—	2,598
Collateralized loan obligations	665,232	—	665,232
Other asset backed	4,585,104	270	4,585,374
Redeemable preferred stock	35,283	—	35,283

Total fixed maturity investments, available for sale, including pledged securities	13,698,750	323,490	14,022,240
Equity securities:
Consumer	556,753	—	556,753
Preferred stocks	134,552	—	134,552

Total equity securities, including pledged securities	691,305	—	691,305
Short-term investments	947,364	—	947,364
Other invested assets	64,598	—	64,598

Total assets	$15,402,017	$323,490	$15,725,507

Liabilities:
Derivatives and embedded derivatives:
Reinsurance contracts	—	281,418	281,418
Fixed index annuity contracts	—	910,968	910,968

Total liabilities	$—	$1,192,386	$1,192,386

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

	2024
	Purchases	Issuances	Total
	(in thousands)
Assets:
Fixed maturity investments:
Corporate	$10,587,181	$410,986	$10,998,167
Municipal obligations	250	—	250
Collateralized loan obligations	490,734	—	490,734
Other asset backed	47,395	5,150	52,545

Total fixed maturity investments	11,125,560	416,136	11,541,696
Equity securities:
Consumer	27,602	—	27,602
Preferred stock	50,000	—	50,000

Total equity securities	77,602	—	77,602
Other invested assets	156,273	—	156,273
Short-term investments	4,469	—	4,469

Total assets	$11,363,904	$416,136	$11,780,040

Liabilities:
Derivatives and embedded derivatives:
Fixed index annuity contracts	$—	$219,727	$219,727
Reinsurance derivative liability	—	914,999	914,999

Total liabilities	$—	$1,134,726	$1,134,726

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Transfers

Transfers into and out of Level 3 of assets and liabilities measured at fair value was as follows for the year ended December 31:

	2025
	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 2
	(in thousands)
Assets:
Fixed maturity investments, available for sale:
Corporate	$348,651	$(1,217)
Commercial mortgage-backed	650	—
Collateralized loan obligations	728,540	—
Other asset backed	118,413	(1,783)
Redeemable preferred stock	27,862	—

Total fixed maturity investments, available for sale, including pledged securities	1,224,116	(3,000)
Equity securities:
Consumer	2	—
Preferred stocks	200,709	—

Total equity securities, including pledged securities	200,711	—

Total asset transfers	$1,424,827	$(3,000)

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Transfers into and out of Level 3 of assets and liabilities measured at fair value for the year ended December 31, 2024 are as follows:

	2024
	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 2
	(in thousands)
Assets:
Fixed maturity investments:
Corporate	$710,889	$—
Collateralized loan obligations	32,680	—

Total fixed maturity investments	$743,569	$—

Equity securities:
Preferred stock	175,839	(195,769)

Total equity securities	$175,839	$(195,769)

Other invested assets	—	(97,822)

Total assets	$919,408	$(293,591)

The majority of the assets transferred into Level 3 during 2025 and 2024 was due to the inability to obtain a price from a recognized third party pricing vendor or due to changes in the observability of inputs or valuation techniques. The majority of assets transferred out of Level 3 during 2025 and 2024 was due to the ability to obtain a price from a recognized third party pricing vendor or due to changes in the observability of inputs or valuation techniques.

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for fair value measurements categorized within Level 3, excluding assets and liabilities for which significant unobservable inputs primarily consist of those valued using broker quotes.

	As of December 31, 2025
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted-Average](4)
	(in thousands)
Assets:
Fixed maturity investments:
Corporate	$16,730,869	Discount Model	Credit Spread	0 - 2,408 [268] bps
	739,231	Discount Model	Credit Spread, discount rate	333 - 642 [424] bps, 9% - 19% [11%]

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

	63,668	Underlying Pricing Model, waterfall model	Market Value of Underlying Investments, CFs	90.5; 449.3
	4,465	Spread Duration	Credit Spread, recovery rate	345 - 345 [345] bps
	205,561	Black Scholes	Credit Spread, Volatility, Stock Price	1,547.8, 25.9, 0
	13,343	Discounted Cash Flow	Discount Rate	5.4% - 10.1% [10.1%]
Collateralized loan obligations	2,026,282	Discount Model	Credit Spread	141 - 1035 [250] bps
	52,646	Residual Equity	Residual Equity	2,723 - 20,787,313 [17,131,483]
Other asset backed	916,612	Discount Model	Credit Spread	0 - 479 [28] bps
	395,217	Discount Model	Discount Margin	162 - 214 [184] bps
	28,400	Discount Model	Discount Rate	4.37%
	19,989	Spread Duration	Credit Spread	118 - 118 [118] bps
	48,338	Residual Equity and DCF	Residual Equity, Discount Rate	50,334,352.8, 0.1

Total fixed maturity investments	21,244,621
Equity securities:
Equity securities - Financial	25,178	Market Comparables	Price to Adjusted Fund From Operations Multiple, Cap Rate Method	13.62x, 5.8%
	12,281	Cost Valuation	Cost spent to date, principal balance	362,487,563.77
	15,057	Discount Model	Credit Spread	2,493 - 3,913 [3,188] bps
	68,657	Market Comp	P/B ratio	.765x

Total equity securities	121,173
Funds withheld receivable	(403)	See Note (1)
Embedded derivatives - reinsurance contracts	1,689,988	See FIA contracts below
Market risk benefits	5,983	See Market risk benefits below
Separate account assets	3,346,800	Revenue Multiples	Projected Revenues
		See Note (3)

Total assets	$26,408,162	See Note (2)

Liabilities:
Derivatives and embedded derivatives:
Interest rate swaps and total return swaps	$6,123	See Note (4)
Interest rate caps	6	See Note (4)
Market risk benefits	3,319,550	Stochastic Discounted Cash Flow	Own credit spread	1.57%
			Discount rate risk margin	5%
Hedge accounting liability for
MYGA product	11,643	See Note (1)
Funds withheld liability	87,850	See Note (1)
Reinsurance contracts	421,727	Expected value of future index credits
Fixed index annuity contracts	5,218,871	Discounted Cash Flow	Own credit spread	1.57%
			Risk margin	0.06% - 0.30%

Total liabilities	$9,065,770

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

	As of December 31, 2024
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted-Average](4)
	(in thousands)
Assets:
Fixed maturity investments:
Corporate	$14,835,319	Discount Model	Credit Spread	0 - 2,120.2 [294.5] bps
	66,563	Underlying Pricing Model, Waterfall Model	Market Value of Underlying Investments, CFs
	688,867	Spread Duration	Credit Spread	0 - 1,164.5 [432.8] bps
	167,503	Black Scholes	Credit Spread, Volatility, Stock Price
	73,998	Discount Model	Discount Rate	6.3% - 11.4%
Collateralized loan obligations	3,298,407	Discount Model	Credit Spread	152.0 - 1,200.0 (250.9) bps
	63,667	Residual Equity	Residual Equity	28,005,814.16
Other asset backed	911,107	Discount Model	Credit Spread	0 - 517.0 (163.9) bps
	28,184	Discount Model	Discount Rate	4.68%
	24,022	Underlying Pricing Model	Market Value of Underlying Investments, CFs
	19,979	Spread Duration	Credit Spread	113 bps

Total fixed maturity investments	20,177,616
Equity securities:
Equity securities - Financial	25,472	Market Comparables	Price/Adjusted Funds from Operations Multiple and Cap Rate Method	16.35x 5.2%
	5,678	Black Scholes	Volatility	244.00
Preferred stock	15,059	Discount Model	Credit Spread	2,342.9-3,295.9 [2,749.5] bps
	72,879	Market Comparables	Price, Market Cap, P/B ratio	.81x

Total equity securities	119,088
Interest rate swaps and total return swaps	553	See Note (4)
Funds withheld receivable	(5,532)	See Note (1)
Embedded derivatives—reinsurance contracts	1,241,785	See FIA contracts below
Market risk benefits	5,532	See Market risk benefits below
Separate account assets	3,042,200	Revenue Multiples	Projected Revenues
		See Note (3)

Total assets	$24,581,242	See Note (2)

Liabilities:
Market risk benefits	$3,022,203	Stochastic Discounted Cash Flow	Own credit spread	1.4%
			Discount rate risk margin	5%
Embedded derivatives:
Interest rate swaps and total return swaps	252	See Note (4)
Hedge accounting MYGA products	(47,236)	See Note (1)
Funds withheld liability	(23,608)	See (1) below
Reinsurance contracts	295,764	Expected value of future index credits
Fixed index annuity contracts	3,856,761	Discounted Cash Flow	Own credit spread	1.4%
			Risk margin	0.06% - 0.30%

Total liabilities	$7,104,136

(1)	Equal to the net unrealized gains or losses on the underlying assets held in trust to support the funds withheld liability.
(2)	The tables above exclude certain securities for which the fair value of $8,523.5 million and $5,573.9 million as of December 31, 2025 and 2024, respectively, was based on non-binding broker quotes.
(3)	Separate account investments in partnerships for which the fair value as of December 31, 2025 and 2024 was determined through a third party valuation of the fair value of the underlying investments.
(4)	Unobservable inputs were weighted by the relative fair value of the instruments.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, the Company may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.

Increases or decreases in market volatilities could cause significant increases or decreases, respectively, in the fair value of market risk benefits and fixed index annuity contract embedded derivative. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals.

Increases or decreases in risk free rates could cause the fair value of market risk benefits and fixed index annuity contract embedded derivatives to significantly decrease or increase, respectively. Increases or decreases in the Company’s credit risk, which impacts the rates used to discount future cash flows, could significantly decrease or increase, respectively, the fair value of market risk benefits and embedded derivatives. All of these changes in fair value would impact Net income, except the change in fair value of market risk benefits related to credit risk which goes through Other comprehensive income.

Increases or decreases in market volatilities of the underlying assets supporting the funds withheld liability could cause significant increases or decreases, respectively, in the fair value of the embedded derivatives.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Commitments and Contingencies

In connection with the Company’s investments in certain limited partnerships, the Company committed to invest additional capital of $470.7 million, of which $120.8 million was with related parties, at December 31, 2025, as required by the general partner compared to $493.9 million and $7.9 million at December 31, 2024. The Company had committed up to $10,070.6 million and $3,934.9 million in unfunded bridge loans, unfunded revolvers, and other private investments, of which $3,590.5 million and $1,762.0 million is with related parties or securitizations in which related parties act as collateral managers, as of December 31, 2025 and December 31, 2024 respectively. The portion of the total unfunded commitments that are considered to be on-demand funding obligations not controlled by the Company or its affiliated parties was $5,668.3 million as of December 31, 2025. As per the Company’s Liquidity Guidelines, the Company maintains sufficient liquidity capacity to fund the segment of the total unfunded commitments that are considered to be on-demand funding obligations not controlled by the Company or its affiliated parties.

Other legal and regulatory matters: SBLIC is a defendant in a putative class action, Ella Clinton, et al., v. Security Benefit Life Insurance Company, initially filed in the United States District Court, Southern District of Florida, on November 20, 2019. A First Amended Class Action Complaint (“FAC”) that includes additional named plaintiffs and causes of action was filed on January 21, 2020. The action was transferred to the United States District Court, District of Kansas. The allegations of the FAC arise out of the marketing and sale of SBLIC’s leading FIA products at the time. In their FAC, Plaintiffs assert claims for violation of the federal Racketeer Influenced and Corrupt Organizations Act, violations of California’s, Illinois’, and Arizona’s respective unfair competition, consumer fraud, and/or deceptive business practices acts, and common law fraud under the laws of Florida, California, Illinois, and Arizona. SBLIC’s motion to dismiss was granted by the District Court on February 12, 2021, but the dismissal was reversed by the United States Court of Appeals for the Tenth Circuit on March 28, 2023 in a split decision, and SBLIC’s request for a rehearing en banc was denied. The Tenth Circuit’s decision to reverse and remand the case was not based on the merits of any issue; on the contrary, the applicable Federal Rules of Civil Procedure required the Court to assume the truth of Plaintiffs’ allegations and to view the facts in a light most favorable to Plaintiffs. The issues will be decided on an evidentiary record established at the District Court level. On November 20, 2023, SBLIC filed its Answer and Affirmative Defenses to the FAC, and the parties thereafter commenced discovery.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Commitments and Contingencies (continued)

On June 13, 2025, the parties substantially completed discovery, and Plaintiffs filed their Motion for Class Certification. On September 29, 2025, SBLIC filed its Opposition to Plaintiffs’ Motion for Class Certification and its motions to exclude Plaintiffs’ experts’ opinions. On December 15, 2025, Plaintiffs filed a reply in support of their Motion for Class Certification, as well as Oppositions to SBLIC’s motions to exclude Plaintiffs’ experts’ opinions. SBLIC filed replies in support of its motions to exclude, along with motions to strike and exclude Plaintiffs’ rebuttal expert declarations and a Motion for Leave to file a sur-reply in opposition to class certification with a proposed sur-reply attached, on February 13, 2026. On March 6, 2026, Plaintiffs filed their Opposition to SBLIC’s Motion for Leave to file a sur-reply. SBLIC filed a reply in support of its Motion for Leave to file a sur-reply on March 13, 2026. Briefing on all motions related to class certification and class certification experts is now complete. A date has not yet been set for a hearing on the Motion for Class Certification or SBLIC’s motions to exclude Plaintiffs’ experts’ opinions. Although potential liability is reasonably possible for SBLIC from this lawsuit, no reasonable estimate can be made at this time regarding the amount or range of any possible loss that may result. SBLIC believes that it has substantial defenses to the claims alleged and intends to continue to defend itself vigorously in the lawsuit.

In addition, the Company is periodically party to legal and arbitral proceedings and subject to complaints and the like, and is periodically examined by its regulators and may discuss certain subjects with its regulators that come up during such examinations or otherwise. Management currently does not believe that any of the foregoing matters in this paragraph will, alone or collectively, materially adversely affect the Company’s results of operations or financial condition. In addition, the Company is subject to extensive regulation by, among others, governmental authorities and the NAIC, and it is subject to the effects of periodic changes in laws, regulations, and other standards that apply to it.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Commitments and Contingencies (continued)

Line of credit with FHLB

At December 31, 2025, the Company has access to a $575.4 million line of revolving credit facility from the Federal Home Loan Bank of Topeka (FHLB). Overnight borrowings in connection with this line of credit bear interest at 0.25% over the Federal Funds rate (3.64% at December 31, 2025). The Company had no borrowings under this line of credit at December 31, 2025 and 2024. The amount of the line of credit is determined by the fair market value of the Company’s available collateral held by FHLB, primarily mortgage-backed securities and commercial mortgage loans, not already pledged as collateral under existing contracts as of December 31, 2025.

Surplus notes

The Company has outstanding surplus notes with a carrying value of $112.0 million and $113.2 million at December 31, 2025 and 2024, respectively, issued by SBLIC. The surplus notes consist of $100.0 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Commissioner of the Kansas Department of Insurance (“Kansas Commissioner”) and only out of SBLIC surplus funds that the Kansas Commissioner determines to be available for such payment under the Kansas Insurance Code.

Future principal payments

At December 31, 2025, future principal payments for the years ending December 31 are as follows:

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Debt (continued)

Surplus Notes
(in thousands)
2026	$—
2027	—
2028	—
2029	—
2030	—
Thereafter	100,000

Total amount of future principal payments	$100,000

Interest expense as presented in the Consolidated Statements of Operations consisted of the following for the years ended:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Debt/notes payable:
Surplus note interest	$6,258	$6,321	$6,381
Debt from consolidated VIE interest	11,100	103,459	98,592
Note payable - SAILES 2, LLC interest	—	52	14

Total debt/notes payable interest	17,358	109,832	104,987
Repurchase agreement interest	23,458	58,768	23,990
Other interest	41,321	43,425	29,191

Total	$82,137	$212,025	$158,168

16. Related-Party Transactions

There are numerous transactions between the Company and entities related to the Company. Following are those the Company considers material (0.5% of total assets) that are not otherwise discussed (see Notes 1, 3, and 10). Transactions that are deemed to be immaterial (less than 0.5% of total assets) are not disclosed herein.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions (continued)

As of December 31, 2025 and 2024, the Company had investments in collateral loans of $13.8 billion and $12.6 billion, respectively, issued by related parties. These investments are included in Fixed maturities, available for sale on the Consolidated Balance Sheets, and are fully secured through the assets of each borrower. As of December 31, 2025 and 2024, $11.3 billion and $10.0 billion, respectively, of these loans were subject to cross-collateralization agreements and a separate master guaranty. Through the cross-collateralization agreements, the Company has the ability to exercise remedies against the assets of any related borrower to satisfy a loan in default. Under the master guaranty, collateral must be retained by the related party borrowers and certain of their parent entities, providing additional credit enhancement to the Company. No individual issuers were above 0.5% of assets threshold.

As of December 31, 2025 and 2024, the Company had the following investments in notes receivables with interest rates ranging from 4.8% to 8.5% and maturity dates ranging from February 2026 through December 2026. These investments are included in Notes receivable from related parties on the Consolidated Balance Sheets and are typically fully collateralized by assets of the debtor:

	December 31,
	2025	2024
	(in thousands)
Mine Creek, LLC	$1,125,000	$—
Winward Portfolio Trust, LLC	797,000	—
Holliday Park, LLC	760,000	565,000
Auburndale, LLC	647,000	402,000
Chain Bridge Opportunistic Funding Holdings, LLC	567,000	119,000
Nicodemus Place, LLC	494,000	347,000

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions (continued)

As of December 31, 2025 and 2024, the Company had investments in commercial and residential mortgage loans with related parties in the amount of $2,836.8 million and $2,234.5 million, respectively. The Company had the following individually material investments in commercial and residential mortgage loans:

	December 31,
	2025	2024
	(in thousands)
OBH HoldCo	$1,745,258	$1,579,899

As of December 31, 2025 and 2024, the Company had investments in joint ventures and partnerships of $1,266.0 million and $1,138.1 million, respectively, accounted for under the equity method pursuant to ASC 970-323-25-6. These equity method investments are considered to be with related parties.

SBL Holdings, Inc. (SBLH), the Company’s immediate parent, acquired an equity method investment in SkyRidge Cayman Holdings LLC, which is the ultimate parent company of SkyRidge Re Reinsurers (see Note 5). SBLIC entered into coinsurance with funds withheld reinsurance agreements to cede certain fixed annuity and fixed index annuity liabilities to the SkyRidge Re Reinsurers (see Note 10). SBLIC also entered into investment management agreements with the SkyRidge Re Reinsurers to manage their investments. As a result of these relationships, the SkyRidge Re Reinsurers are considered related parties for purposes of GAAP.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions (continued)

As of December 31, 2025 and 2024, the Company had total investments in securitizations in which related parties act as one or more of the collateral managers or sub-collateral managers of $3,111.2 million and $4,565.5 million, respectively. The repayment of these investments is provided by unrelated party assets and the Company does not have recourse to the related collateral manager or in the case of non-performance on the unrelated assets. These investments are included in Fixed maturities, available for sale and Short-term investments on the Consolidated Balance Sheets, aggregated at the issuer level. The Company had the following individually material investments in securitizations in which related parties act as on or more of the collateral managers or sub-collateral managers:

	December 31,
	2025	2024
	(in thousands)
Binney Park Capital LLC	$537,184	$525,280
Shawnee 2025-1 LLC	450,750	91,000
Cedar Crest 2022-1, LLC	425,307	745,620
Cedar Crest 2021-2, LLC	220,650	501,849
Gage Park, LLC	217,493	388,547
Shawnee 2022-2 LLC	196,962	455,188
Cedar Crest 2021-1, LLC	132,106	390,801

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions (continued)

As of December 31, 2025 and 2024, the Company had total investments in other related parties of $3,159.9 million and $3,720.8 million, respectively. These investments are included in Fixed maturity investments available for sale, Equity securities at fair value and Short-term investments on the Consolidated Balance Sheets. The Company had the following individually material investments in other related parties:

	December 31,
	2025	2024
	(in thousands)
Crawford Park Capital, LLC	$682,000	$—
American Media Productions, LLC	371,503	349,911
Cain Re LLC	266,263	259,173
Banner Creek Bridge, LLC	—	684,000
Laisah, LLC	—	429,579

Pursuant to an agreement effective January 1, 2017 (as amended effective November 1, 2020), the Company paid $165.0 million, $152.3 million, and $140.1 million for the years ended December 31, 2025, 2024 and 2023, respectively, to Eldridge Business Services, LLC for providing investment services and business development services related to investment strategy, asset origination, developing new and differentiated products, enhancing existing or developing new marketing and distribution strategies, and assisting in capital planning and rating agency support.

The Company has a portfolio of collateral loan obligations (“CLOs”) it owns, which portfolio is managed by Eldridge Structured Credit Advisors, LLC (previously, Panagram Structured Asset Management, LLC). The Company also invests in warehouses for CLOs and loan and mezzanine investment funds managed by related parties. The manager of the CLO is entitled to senior, subordinated and incentive management fees payable by the CLO issuer; in some cases, the manager of the warehouse entity is entitled to management fees payable by the warehouse entity and the manager of the fund is entitled to fees. The Company is not directly liable for such fees,

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions (continued)

but, insofar as the Company directly or indirectly owns any portion of the most subordinate or residual tranche of a CLO or a warehouse entity or investment in a fund, the Company may be considered to bear the portion of such fees indirectly. The aggregate of such portions of such fees borne by the Company indirectly for periods in which any such manager was a related party were $0.7 million, $0.5 million, and $7.2 million for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company paid fees of $247.1 million, $241.5 million and $223.9 million for the years ended December 31, 2025, 2024 and 2023, respectively, to SBBS for providing management and administrative services.

The Company received $0.0 million, $0.0 million, and $435.0 million in capital contributions from SBLH during 2025, 2024, and 2023 respectively. The Company paid $642.2 million, $855.0 million, and $350.0 million in dividends to SBLH during 2025 and 2024, and 2023, respectively.

The Company has noncontrolling interest of $92.1 million as a result of an investment transaction which consolidates within the Company with a minority interest held by EWS.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

17. Statutory Financial Information and Regulatory Net Capital Requirements

The Company’s statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Department of Insurance and the Vermont Department of Financial Regulation, as applicable. Kansas and Vermont have adopted the National Association of Insurance Commissioners’ accounting practices and procedures manual of statutory accounting practices (“NAIC SAP”) as the basis of its statutory accounting practices. In addition, the Kansas Commissioner and the Vermont Commissioner have the right to prescribe or permit other specific practices that may deviate from NAIC SAP. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

Effective July 1, 2019, the State of Kansas adopted a statute for eligible derivative assets that differ from NAIC SAP which allows SBLIC, to the extent the hedging program is and continues to be economically effective, to report the eligible derivative assets at amortized cost. Eligible derivative assets consist of call and put options used to hedge the fixed index annuity index credits. In addition, under NAIC SAP, the corresponding reserve liabilities that are hedged by the call and put options are calculated under Actuarial Guideline 35, whereas the statute allows the reserves to assume the market value of the eligible derivative assets associated with the current interest crediting periods to be zero. At the conclusion of each interest crediting period, interest credited is reflected in reserves as realized. In addition, effective December 31, 2016, the Kansas Commissioner granted SBLIC approval of a permitted practice to reset unassigned surplus to zero in accordance with SSAP No. 72—Surplus and Quasi-Reorganizations.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

17. Statutory Financial Information and Regulatory Net Capital Requirements (continued)

The following table presents the impact of SBLIC’s permitted and prescribed practices as of December 31:

	2025	2024	2023
	(in thousands)
Net income	$110,425	$245,834	$298,155
Capital and surplus	134,059	289,562	140,255

Redundant statutory reserves relating to GLWB benefits on fixed index annuity contracts were ceded by SBLIC to SARC, an SBLIC subsidiary, in the amount of $546.4 million and $556.8 million as of December 31, 2025 and 2024, respectively. The assumed reserves on SARC were supported by an excess of loss receivable asset permitted by the Vermont Department of Financial Regulation which increased statutory capital and surplus for SARC by $457.3 million and $513.7 million as of December 31, 2025 and 2024, respectively. The permitted practice had no impact on SARC’s statutory net income.

SBLIC total adjusted capital, including surplus notes (see Note 15), was $8,203.8 million and $7,217.9 million at December 31, 2025 and 2024, respectively. Statutory net income of the insurance operations was $1,015.1 million, $1,181.8 million, and $1,202.5 million for the years ended December 31, 2025, 2024, and 2023, respectively.

Life insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by state law. The NAIC SAP has a standard formula for calculating RBC based on the risk factors relating to an insurance company’s capital and surplus, including asset risk, credit risk, underwriting risk, and business risk. State laws specify regulatory actions if any insurance company’s adjusted capital falls below certain levels, including the company action-level RBC and the authorized control-level RBC.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

17. Statutory Financial Information and Regulatory Net Capital Requirements (continued)

The Company may not, without notice to the Kansas Commissioner and (A) the expiration of 30 days without disapproval by the Kansas Commissioner or (B) the Kansas Commissioner’s earlier approval, pay a dividend or distribution of cash or other property whose fair market value together with that of other dividends or distributions made within the preceding 12 months exceeds the greater of (1) 10% of its surplus as regards to policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, for the 12-month period ending on the preceding December 31. Any dividends paid must be paid from unassigned surplus.

SD is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934). SD computes its net capital requirements under the basic method, which requires the maintenance of minimum net capital (greater of $25,000 or 6 2/3% of aggregated indebtedness) and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Advances to related parties, dividend payments, and other equity withdrawals are subject to certain notification and other provisions of the SEC Uniform Net Capital Rule or other regulatory bodies.

At December 31, 2025, SD had net capital of $7.4 million, which was $7.0 million in excess of its required net capital of $0.4 million. SD claims exemption from Rule 15c3-3, which requires a reserve with respect to customer funds, pursuant to Paragraph (k)(2)(i) thereof. SD’s ratio of aggregate indebtedness to net capital was 0.77 to 1 at December 31, 2025.

18. Subsequent Events

Subsequent events have been evaluated through April 24, 2026, which is the date the financial statements were issued.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Subsequent Events (continued)

Effective January 19, 2026, SBLIC, and Eldridge Credit Advisers, LLC (“ECA”) entered into an investment management agreement (the “ECA IMA”). ECA is a subsidiary of Eldridge Capital Management, LLC (“ECM”), which is a subsidiary of Eldridge, LLC, our indirect parent. Under the ECA IMA, ECA became the overall investment adviser to SBLIC with investment authority in various investment types and the ability to engage subadvisers. Personnel responsible for the Company’s investments were transferred to ECM or subsidiaries of ECM, with the exception of, among others, certain investment operations personnel. The transferred personnel will perform substantially the same functions at ECM, ECA or other subsidiaries of ECM as they did previously at the Company, subject to the oversight of, as applicable, the Board of Directors, its Investment Committee, and the newly established Conflicts Committee, the members of which include two independent advisory directors of SBLH.

In February 2026, the Company received a contribution of $600.0 million from SBLH.

The Company paid SBLH a $40.0 million ordinary cash dividend on March 31, 2026.

The Company declared a $170 million ordinary cash dividend on April 13, 2026 to be paid to SBLH in May 2026.

Exhibits and Financial Statement Schedules

Security Benefit Life Insurance Company and Subsidiaries

Exhibits and Financial Statement Schedules

Years Ended December 31, 2025, 2024 and 2023

Report of Independent Auditors

The Board of Directors

Security Benefit Life Insurance Company

We have audited the consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries (the Company) as of December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, and have issued our report thereon dated April 24, 2026 (included elsewhere in this Registration Statement). Our audits of the consolidated financial statements included the financial statement schedules listed in Item 24(a)(2) of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s schedules, based on our audits.

In our opinion, the schedules present fairly, in all material respects, the information set forth therein when considered in conjunction with the consolidated financial statements.

/s/ Ernst & Young LLP

Kansas City, Missouri

April 24, 2026

2603-10001-CS	129

A member firm of Ernst & Young Global Limited

Security Benefit Life Insurance Company and Subsidiaries

Schedule I - Summary of Investments

Other Than Investments in Related Parties

As of December 31, 2025

	December 31, 2025
	Cost adjusted for related party	Value adjusted for related party	Amount at which shown in the balance sheet adjusted for related party
	(in thousands)
Securities available for sale:
Fixed maturity investments:
U.S. Treasury securities and other U.S. government corporations and agencies	$282,127	$287,519	$287,519
Obligations of government-sponsored enterprises	820,280	832,594	832,594
Corporate	9,236,980	9,298,473	9,298,473
Municipal obligations	325,607	330,991	330,991
Commercial mortgage-backed	154,042	153,355	153,355
Residential mortgage-backed	12,616	11,772	11,772
Collateralized debt obligations	4,103	4,437	4,437
Collateralized loan obligations	6,162,333	6,188,701	6,188,701
Redeemable preferred stock	39,475	45,973	45,973
Other asset backed	3,853,311	3,856,444	3,856,444

Total fixed maturity investments	$20,890,874	$21,010,259	$21,010,259

Equity securities:
Consumer	$381,254	$465,632	$465,632
Mutual funds	3,115	2,879	2,879
Preferred stocks	186,953	182,597	182,597

Total equity securities	$571,322	$651,108	$651,108

Securities Fair Value Option:
Fixed maturities	$1,084,408	$1,069,141	$1,069,141
Mortgage loans	1,084,408	1,069,141	1,069,141
Cash and cash equivalents	2,131,843	2,131,843	2,131,843
Short-term investments	320,751	320,751	320,751
Derivative assets	1,541,359	1,541,359	1,541,359

	$27,624,965	$27,793,602	$27,793,602

See accompanying Report of Independent Auditors

Security Benefit Life Insurance Company and Subsidiaries

Schedule III - Supplementary Insurance Information

As of December 31, 2025 and 2024

	Deferred policy acquisition cost	Future policy benefits, losses, claims and loss expenses	Unearned premiums	Other policy claims and benefits payable
	(in thousands)
As of December 31, 2025:
Life, health, and annuity	$1,715,755	$53,605,353	$—	$7,544,982
As of December 31, 2024:
Life, health, and annuity	1,316,270	54,792,373	—	6,098,188

	Premium revenue	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses
	(in thousands)
As of December 31, 2025:
Life, health, and annuity	$257,374	$2,745,131	$1,875,261	$201,013	$496,839
As of December 31, 2024:
Life, health, and annuity	273,050	3,026,091	1,713,678	291,295	643,190

See accompanying Report of Independent Auditors

Security Benefit Life Insurance Company and Subsidiaries

Schedule IV - Reinsurance

Years Ended December 31, 2025, 2024 and 2023

	December 31, 2025
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(in thousands)
Life insurance in force	$1,554,577	$1,553,344	$426,186	$427,420	100%
Premiums:
Life insurance	15,394	15,394	8,773	8,773	100%
Annuity	7,685,970	2,241,025	8,245	5,453,190	0%
Accident and health insurance	—	—	37	37	100%

Total premiums	$7,701,364	$2,256,419	$17,055	$5,462,000	0%

	December 31, 2024
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(in thousands)
Life insurance in force	$1,662,273	$1,655,611	$444,788	$451,450	99%
Premiums:
Life insurance	16,289	16,289	9,748	9,748	100%
Annuity	6,796,955	1,981,470	10,790	4,826,275	0%
Accident and health insurance	—	—	45	45	100%

Total premiums	$6,813,244	$1,997,759	$20,583	$4,836,068	0%

	December 31, 2023
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(in thousands)
Life insurance in force	$1,739,427	$1,733,372	$474,049	$480,104	99%
Premiums:
Life insurance	17,299	17,299	7,125	7,125	100%
Annuity	6,721,795	2,475,021	10,292	4,257,066	0%
Accident and health insurance	—	—	50	50	0%

Total premiums	$6,739,094	$2,492,320	$17,467	$4,264,241	0%

FINANCIAL STATEMENTS

Variflex Separate Account

Year Ended December 31, 2025

With Report of Independent Registered Public Accounting Firm

Variflex Separate Account

Financial Statements

Year Ended December 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and

Contract Owners of Variflex Separate Account

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variflex Separate Account (the Separate Account), as of December 31, 2025 and the related statements of operations and change in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1984.

Kansas City, Missouri

April 24, 2026

1

Appendix

Subaccounts comprising Variflex Separate Account

Subaccounts	Statements of operations and changes in net assets
BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2025
ClearBridge Variable Growth	For each of the two years in the period ended December 31, 2025
ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2025
Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2025
Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2025
Invesco V.I. American Value	For each of the two years in the period ended December 31, 2025
Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2025
Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2025
Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2025
Invesco V.I. EVQ International Equity Fund	For each of the two years in the period ended December 31, 2025
Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2025
Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2025
Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2025
Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2025
Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2025
Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2025
LVIP American Century Ultra	For each of the two years in the period ended December 31, 2025
LVIP American Century Value	For each of the two years in the period ended December 31, 2025
MFS® VIT II Research International	For each of the two years in the period ended December 31, 2025
MFS® VIT Total Return	For each of the two years in the period ended December 31, 2025
MFS® VIT Utilities	For each of the two years in the period ended December 31, 2025
NAA All Cap Value Series	For each of the two years in the period ended December 31, 2025
NAA Large Cap Value Series	For each of the two years in the period ended December 31, 2025
NAA Large Core Series	For each of the two years in the period ended December 31, 2025
NAA Large Growth Series	For each of the two years in the period ended December 31, 2025
NAA Mid Growth Series	For each of the two years in the period ended December 31, 2025
NAA Small Cap Value Series	For each of the two years in the period ended December 31, 2025
NAA Small Growth Series	For each of the two years in the period ended December 31, 2025
NAA Smid-Cap Value Series	For each of the two years in the period ended December 31, 2025
NAA World Equity Income Series	For each of the two years in the period ended December 31, 2025
Neuberger Berman AMT Quality Equity Portfolio	For each of the two years in the period ended December 31, 2025
PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2025

2

Subaccounts	Statements of operations and changes in net assets
PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2025
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2025
PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2025
PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2025
Royce Micro-Cap	For each of the two years in the period ended December 31, 2025

3

Variflex Separate Account

Statements of Net Assets

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values
BNY Mellon IP Technology Growth	1,024,875	$17,923,318	$17,925,070	$17,925,070	206,049	$87.05	$87.05
ClearBridge Variable Growth	425,506	8,082,406	5,633,697	5,633,697	152,259	37.06	37.06
ClearBridge Variable Small Cap Growth	233,091	6,676,881	6,573,164	6,573,164	144,134	45.61	45.61
Guggenheim VIF High Yield	361,592	9,454,859	8,942,182	8,942,182	205,295	43.64	43.64
Guggenheim VIF Total Return Bond	1,659,627	25,175,876	24,413,119	24,413,119	532,565	25.50	45.87
Invesco V.I. American Value	308,478	5,072,713	5,478,563	5,478,563	310,850	17.62	17.62
Invesco V.I. Comstock	629,407	12,324,018	13,400,065	13,400,065	317,884	42.17	42.17
Invesco V.I. Discovery Mid Cap Growth	120,908	7,705,215	7,666,796	7,666,796	206,168	37.19	37.19
Invesco V.I. Equity and Income	879,377	14,843,057	15,934,314	15,934,314	483,343	32.97	32.97
Invesco V.I. EVQ International Equity Fund	315,886	10,432,783	11,179,215	11,179,215	454,032	24.62	24.62
Invesco V.I. Global Real Estate	229,003	3,582,781	3,242,680	3,242,680	141,906	22.86	22.86
Invesco V.I. Government Money Market	22,244,773	22,244,773	22,244,773	22,244,773	2,099,242	10.60	10.81
Invesco V.I. Government Securities	519,747	5,559,692	5,478,134	5,478,134	458,353	11.96	11.96
Invesco V.I. Health Care	191,929	5,364,623	5,736,752	5,736,752	146,062	39.29	39.29
Invesco V.I. Main Street Mid Cap Fund®	587,495	6,181,192	6,168,697	6,168,697	170,807	36.15	36.15
Invesco V.I. Main Street Small Cap Fund®	331,942	8,396,512	9,198,118	9,198,118	183,287	50.18	50.18
LVIP American Century Ultra	3,056,890	70,989,511	91,593,588	91,593,588	1,188,791	77.05	77.05
LVIP American Century Value	5,064,595	55,558,837	65,520,663	65,520,663	1,550,786	42.25	42.25
MFS® VIT II Research International	1,868,468	30,451,771	37,873,848	37,873,848	1,734,522	21.84	21.84
MFS® VIT Total Return	433,851	9,803,939	9,822,376	9,822,376	363,794	27.02	27.02
MFS® VIT Utilities	235,491	7,383,069	8,670,778	8,670,778	201,070	43.11	43.11
NAA All Cap Value Series	2,050,590	56,098,974	61,107,590	61,107,590	626,079	97.69	103.82
NAA Large Cap Value Series	4,227,626	143,572,418	161,410,777	161,410,777	661,422	82.80	244.37
NAA Large Core Series	4,610,052	170,412,471	212,984,399	212,984,399	747,699	106.04	285.01
NAA Large Growth Series	1,798,518	34,448,288	40,574,572	40,574,572	707,868	57.45	60.64
NAA Mid Growth Series	2,792,414	123,656,561	138,755,066	138,755,066	810,691	140.12	171.22
NAA Small Cap Value Series	700,538	24,239,619	25,681,736	25,681,736	314,779	81.57	85.91
NAA Small Growth Series	579,794	14,944,022	17,602,541	17,602,541	323,526	54.41	57.60
NAA Smid-Cap Value Series	1,419,959	80,236,406	87,213,892	87,213,892	468,395	186.33	197.45
NAA World Equity Income Series	6,216,963	67,207,311	93,565,295	93,565,295	992,674	91.52	94.19
Neuberger Berman AMT Quality Equity Portfolio (a)	1,119,431	24,791,464	47,934,054	47,934,054	654,329	73.32	76.30
PIMCO VIT All Asset	286,281	2,901,362	2,742,571	2,742,571	114,276	24.04	24.04
PIMCO VIT CommodityRealReturn Strategy	228,490	1,634,568	1,437,203	1,437,203	157,293	9.13	9.13
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	252,086	2,627,337	2,530,940	2,530,940	138,956	18.22	18.22
PIMCO VIT Low Duration	496,513	4,826,153	4,855,893	4,855,893	361,478	13.45	13.45
PIMCO VIT Real Return	610,171	7,801,158	7,328,157	7,328,157	436,105	16.81	16.81
Royce Micro-Cap	249,834	2,581,473	2,375,917	2,375,917	78,052	30.49	30.49

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

4

Variflex Separate Account

Statements of Operations and Change in Net Assets

Years Ended December 31, 2025 and 2024, Except as Noted

	BNY Mellon IP Technology Growth	ClearBridge Variable Growth	ClearBridge Variable Small Cap Growth
Net assets as of December 31, 2023	$13,525,190	$6,025,739	$6,637,035

Investment income (loss):
Dividend distributions	—	6,485	—
Investment Expenses:
Mortality and expense risk and administrative charges	(173,146)	(70,286)	(77,704)

Net investment income (loss)	(173,146)	(63,801)	(77,704)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,557,667	210,315
Realized capital gain (loss) on investments	1,084,412	(416,645)	(40,736)
Change in unrealized appreciation (depreciation)	2,153,602	(482,623)	108,738

Net gain (loss) on investments	3,238,014	658,399	278,317

Net increase (decrease) in net assets from operations	3,064,868	594,598	200,613

Contract owner transactions:
Variable annuity deposits	309,909	161,071	512,076
Terminations, withdrawals and annuity payments	(2,823,089)	(744,853)	(691,581)
Transfers between subaccounts, net	541,122	(432,366)	(426,852)
Maintenance charges and mortality adjustments	(3,365)	(1,382)	(5,687)

Increase (decrease) in net assets from contract transactions	(1,975,423)	(1,017,530)	(612,044)

Total increase (decrease) in net assets	1,089,445	(422,932)	(411,431)

Net assets as of December 31, 2024	$14,614,635	$5,602,807	$6,225,604

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(189,152)	(68,545)	(76,389)

Net investment income (loss)	(189,152)	(68,545)	(76,389)

Increase (decrease) in net assets from operations:
Capital gain distributions	7,617,421	920,777	446,299
Realized capital gain (loss) on investments	(257,022)	(514,227)	(22,383)
Change in unrealized appreciation (depreciation)	(3,454,913)	301,447	131,665

Net gain (loss) on investments	3,905,486	707,997	555,581

Net increase (decrease) in net assets from operations	3,716,334	639,452	479,192

Contract owner transactions:
Variable annuity deposits	272,366	134,187	578,468
Terminations, withdrawals and annuity payments	(1,454,131)	(799,220)	(755,892)
Transfers between subaccounts, net	777,931	57,654	53,067
Maintenance charges and mortality adjustments	(2,065)	(1,183)	(7,275)

Increase (decrease) in net assets from contract transactions	(405,899)	(608,562)	(131,632)

Total increase (decrease) in net assets	3,310,435	30,890	347,560

Net assets as of December 31, 2025	$17,925,070	$5,633,697	$6,573,164

The accompanying notes are an integral part of these financial statements.

5

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Guggenheim VIF High Yield	Guggenheim VIF Total Return Bond	Invesco V.I. American Value
Net assets as of December 31, 2023	$9,113,546	$22,984,110	$3,343,015

Investment income (loss):
Dividend distributions	550,367	925,108	32,522
Investment Expenses:
Mortality and expense risk and administrative charges	(110,196)	(294,164)	(45,677)

Net investment income (loss)	440,171	630,944	(13,155)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	97,515
Realized capital gain (loss) on investments	(95,030)	(207,481)	(58,706)
Change in unrealized appreciation (depreciation)	216,459	33,616	928,557

Net gain (loss) on investments	121,429	(173,865)	967,366

Net increase (decrease) in net assets from operations	561,600	457,079	954,211

Contract owner transactions:
Variable annuity deposits	245,983	2,254,803	1,189,927
Terminations, withdrawals and annuity payments	(961,478)	(2,985,183)	(426,451)
Transfers between subaccounts, net	(58,729)	2,375,755	(23,620)
Maintenance charges and mortality adjustments	(1,326)	(20,143)	(439)

Increase (decrease) in net assets from contract transactions	(775,550)	1,625,232	739,417

Total increase (decrease) in net assets	(213,950)	2,082,311	1,693,628

Net assets as of December 31, 2024	$8,899,596	$25,066,421	$5,036,643

Investment income (loss):
Dividend distributions	615,489	986,524	10,813
Investment Expenses:
Mortality and expense risk and administrative charges	(108,612)	(294,673)	(59,996)

Net investment income (loss)	506,877	691,851	(49,183)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	776,922
Realized capital gain (loss) on investments	(77,720)	(190,850)	69,249
Change in unrealized appreciation (depreciation)	59,889	976,764	88,773

Net gain (loss) on investments	(17,831)	785,914	934,944

Net increase (decrease) in net assets from operations	489,046	1,477,765	885,761

Contract owner transactions:
Variable annuity deposits	127,893	1,488,979	400,118
Terminations, withdrawals and annuity payments	(1,264,808)	(3,708,157)	(533,718)
Transfers between subaccounts, net	691,576	109,946	(309,803)
Maintenance charges and mortality adjustments	(1,121)	(21,835)	(438)

Increase (decrease) in net assets from contract transactions	(446,460)	(2,131,067)	(443,841)

Total increase (decrease) in net assets	42,586	(653,302)	441,920

Net assets as of December 31, 2025	$8,942,182	$24,413,119	$5,478,563

The accompanying notes are an integral part of these financial statements.

6

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Comstock	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Equity and Income
Net assets as of December 31, 2023	$9,776,798	$5,690,983	$15,959,271

Investment income (loss):
Dividend distributions	170,164	—	280,686
Investment Expenses:
Mortality and expense risk and administrative charges	(130,377)	(77,994)	(199,020)

Net investment income (loss)	39,787	(77,994)	81,666

Increase (decrease) in net assets from operations:
Capital gain distributions	798,185	—	685,617
Realized capital gain (loss) on investments	177,615	(54,435)	242,544
Change in unrealized appreciation (depreciation)	238,206	1,406,830	721,487

Net gain (loss) on investments	1,214,006	1,352,395	1,649,648

Net increase (decrease) in net assets from operations	1,253,793	1,274,401	1,731,314

Contract owner transactions:
Variable annuity deposits	236,948	1,813,174	289,805
Terminations, withdrawals and annuity payments	(1,198,715)	(669,289)	(2,536,084)
Transfers between subaccounts, net	2,510,489	(785,309)	492,852
Maintenance charges and mortality adjustments	(973)	(8,070)	(1,632)

Increase (decrease) in net assets from contract transactions	1,547,749	350,506	(1,755,059)

Total increase (decrease) in net assets	2,801,542	1,624,907	(23,745)

Net assets as of December 31, 2024	$12,578,340	$7,315,890	$15,935,526

Investment income (loss):
Dividend distributions	190,702	—	293,067
Investment Expenses:
Mortality and expense risk and administrative charges	(155,951)	(88,720)	(188,724)

Net investment income (loss)	34,751	(88,720)	104,343

Increase (decrease) in net assets from operations:
Capital gain distributions	1,413,230	740,305	840,838
Realized capital gain (loss) on investments	180,075	15,371	129,574
Change in unrealized appreciation (depreciation)	245,939	(440,321)	565,106

Net gain (loss) on investments	1,839,244	315,355	1,535,518

Net increase (decrease) in net assets from operations	1,873,995	226,635	1,639,861

Contract owner transactions:
Variable annuity deposits	668,961	1,140,142	316,231
Terminations, withdrawals and annuity payments	(2,449,873)	(691,092)	(2,498,552)
Transfers between subaccounts, net	729,676	(313,594)	543,926
Maintenance charges and mortality adjustments	(1,034)	(11,185)	(2,678)

Increase (decrease) in net assets from contract transactions	(1,052,270)	124,271	(1,641,073)

Total increase (decrease) in net assets	821,725	350,906	(1,212)

Net assets as of December 31, 2025	$13,400,065	$7,666,796	$15,934,314

The accompanying notes are an integral part of these financial statements.

7

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. EVQ International Equity Fund	Invesco V.I. Global Real Estate	Invesco V.I. Government Money Market
Net assets as of December 31, 2023	$11,783,823	$4,033,514	$8,621,411

Investment income (loss):
Dividend distributions	169,352	93,123	709,538
Investment Expenses:
Mortality and expense risk and administrative charges	(138,797)	(45,624)	(193,119)

Net investment income (loss)	30,555	47,499	516,419

Increase (decrease) in net assets from operations:
Capital gain distributions	58,646	—	—
Realized capital gain (loss) on investments	88,628	(92,853)	—
Change in unrealized appreciation (depreciation)	(234,271)	(65,177)	—

Net gain (loss) on investments	(86,997)	(158,030)	—

Net increase (decrease) in net assets from operations	(56,442)	(110,531)	516,419

Contract owner transactions:
Variable annuity deposits	230,347	89,982	676,634
Terminations, withdrawals and annuity payments	(1,115,393)	(464,354)	(2,992,326)
Transfers between subaccounts, net	(419,560)	(120,731)	20,184,378
Maintenance charges and mortality adjustments	(2,022)	(602)	(9,273)

Increase (decrease) in net assets from contract transactions	(1,306,628)	(495,705)	17,859,413

Total increase (decrease) in net assets	(1,363,070)	(606,236)	18,375,832

Net assets as of December 31, 2024	$10,420,753	$3,427,278	$26,997,243

Investment income (loss):
Dividend distributions	131,391	65,908	904,947
Investment Expenses:
Mortality and expense risk and administrative charges	(132,992)	(40,459)	(296,635)

Net investment income (loss)	(1,601)	25,449	608,312

Increase (decrease) in net assets from operations:
Capital gain distributions	716,978	—	—
Realized capital gain (loss) on investments	109,217	(76,346)	—
Change in unrealized appreciation (depreciation)	686,461	262,969	—

Net gain (loss) on investments	1,512,656	186,623	—

Net increase (decrease) in net assets from operations	1,511,055	212,072	608,312

Contract owner transactions:
Variable annuity deposits	226,279	98,955	698,485
Terminations, withdrawals and annuity payments	(1,267,422)	(421,510)	(4,903,039)
Transfers between subaccounts, net	290,423	(73,426)	(1,146,666)
Maintenance charges and mortality adjustments	(1,873)	(689)	(9,562)

Increase (decrease) in net assets from contract transactions	(752,593)	(396,670)	(5,360,782)

Total increase (decrease) in net assets	758,462	(184,598)	(4,752,470)

Net assets as of December 31, 2025	$11,179,215	$3,242,680	$22,244,773

The accompanying notes are an integral part of these financial statements.

8

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Government Securities	Invesco V.I. Health Care	Invesco V.I. Main Street Mid Cap Fund®
Net assets as of December 31, 2023	$3,347,361	$6,443,989	$4,403,515

Investment income (loss):
Dividend distributions	108,853	—	6,174
Investment Expenses:
Mortality and expense risk and administrative charges	(51,030)	(80,118)	(57,435)

Net investment income (loss)	57,823	(80,118)	(51,261)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	123,613
Realized capital gain (loss) on investments	(11,924)	50,716	(38,890)
Change in unrealized appreciation (depreciation)	(24,113)	301,980	629,832

Net gain (loss) on investments	(36,037)	352,696	714,555

Net increase (decrease) in net assets from operations	21,786	272,578	663,294

Contract owner transactions:
Variable annuity deposits	1,176,740	184,734	687,820
Terminations, withdrawals and annuity payments	(273,849)	(1,004,173)	(734,582)
Transfers between subaccounts, net	578,380	(306,969)	293,366
Maintenance charges and mortality adjustments	(16,417)	(1,038)	(6,182)

Increase (decrease) in net assets from contract transactions	1,464,854	(1,127,446)	240,422

Total increase (decrease) in net assets	1,486,640	(854,868)	903,716

Net assets as of December 31, 2024	$4,834,001	$5,589,121	$5,307,231

Investment income (loss):
Dividend distributions	149,364	—	6,220
Investment Expenses:
Mortality and expense risk and administrative charges	(62,109)	(67,703)	(68,675)

Net investment income (loss)	87,255	(67,703)	(62,455)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	226,077	595,637
Realized capital gain (loss) on investments	(9,161)	13,510	14,073
Change in unrealized appreciation (depreciation)	203,650	564,514	(118,803)

Net gain (loss) on investments	194,489	804,101	490,907

Net increase (decrease) in net assets from operations	281,744	736,398	428,452

Contract owner transactions:
Variable annuity deposits	1,013,166	115,062	1,001,590
Terminations, withdrawals and annuity payments	(645,037)	(603,925)	(575,521)
Transfers between subaccounts, net	12,434	(99,016)	18,296
Maintenance charges and mortality adjustments	(18,174)	(888)	(11,351)

Increase (decrease) in net assets from contract transactions	362,389	(588,767)	433,014

Total increase (decrease) in net assets	644,133	147,631	861,466

Net assets as of December 31, 2025	$5,478,134	$5,736,752	$6,168,697

The accompanying notes are an integral part of these financial statements.

9

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Main Street Small Cap Fund®	LVIP American Century Ultra	LVIP American Century Value
Net assets as of December 31, 2023	$7,204,535	$69,563,210	$60,255,848

Investment income (loss):
Dividend distributions	—	—	1,695,012
Investment Expenses:
Mortality and expense risk and administrative charges	(92,524)	(887,496)	(745,173)

Net investment income (loss)	(92,524)	(887,496)	949,839

Increase (decrease) in net assets from operations:
Capital gain distributions	286,332	6,354,470	3,474,069
Realized capital gain (loss) on investments	107,275	6,285,116	1,037,228
Change in unrealized appreciation (depreciation)	460,877	5,615,184	(807,182)

Net gain (loss) on investments	854,484	18,254,770	3,704,115

Net increase (decrease) in net assets from operations	761,960	17,367,274	4,653,954

Contract owner transactions:
Variable annuity deposits	841,205	4,010,702	1,463,518
Terminations, withdrawals and annuity payments	(710,315)	(6,416,528)	(4,062,291)
Transfers between subaccounts, net	266,745	(18,594,870)	(1,408,284)
Maintenance charges and mortality adjustments	(7,489)	(39,049)	(8,491)

Increase (decrease) in net assets from contract transactions	390,146	(21,039,745)	(4,015,548)

Total increase (decrease) in net assets	1,152,106	(3,672,471)	638,406

Net assets as of December 31, 2024	$8,356,641	$65,890,739	$60,894,254

Investment income (loss):
Dividend distributions	20,802	—	925,213
Investment Expenses:
Mortality and expense risk and administrative charges	(103,929)	(982,148)	(764,060)

Net investment income (loss)	(83,127)	(982,148)	161,153

Increase (decrease) in net assets from operations:
Capital gain distributions	924,949	7,740,311	4,912,913
Realized capital gain (loss) on investments	82,767	2,064,056	1,235,143
Change in unrealized appreciation (depreciation)	(312,098)	2,925,418	2,296,854

Net gain (loss) on investments	695,618	12,729,785	8,444,910

Net increase (decrease) in net assets from operations	612,491	11,747,637	8,606,063

Contract owner transactions:
Variable annuity deposits	1,130,032	6,842,517	2,884,382
Terminations, withdrawals and annuity payments	(829,659)	(8,429,434)	(5,619,644)
Transfers between subaccounts, net	(58,775)	15,606,558	(1,225,226)
Maintenance charges and mortality adjustments	(12,612)	(64,429)	(19,166)

Increase (decrease) in net assets from contract transactions	228,986	13,955,212	(3,979,654)

Total increase (decrease) in net assets	841,477	25,702,849	4,626,409

Net assets as of December 31, 2025	$9,198,118	$91,593,588	$65,520,663

The accompanying notes are an integral part of these financial statements.

10

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	MFS® VIT II Research International	MFS® VIT Total Return	MFS® VIT Utilities
Net assets as of December 31, 2023	$29,025,248	$10,400,014	$9,172,180

Investment income (loss):
Dividend distributions	444,128	249,226	180,666
Investment Expenses:
Mortality and expense risk and administrative charges	(377,321)	(128,918)	(107,905)

Net investment income (loss)	66,807	120,308	72,761

Increase (decrease) in net assets from operations:
Capital gain distributions	—	534,587	251,541
Realized capital gain (loss) on investments	150,684	70,836	112,198
Change in unrealized appreciation (depreciation)	199,711	(62,697)	395,138

Net gain (loss) on investments	350,395	542,726	758,877

Net increase (decrease) in net assets from operations	417,202	663,034	831,638

Contract owner transactions:
Variable annuity deposits	2,810,446	476,739	141,845
Terminations, withdrawals and annuity payments	(1,760,561)	(1,317,905)	(1,495,403)
Transfers between subaccounts, net	318,352	(240,712)	62,008
Maintenance charges and mortality adjustments	(29,917)	(1,626)	(1,447)

Increase (decrease) in net assets from contract transactions	1,338,320	(1,083,504)	(1,292,997)

Total increase (decrease) in net assets	1,755,522	(420,470)	(461,359)

Net assets as of December 31, 2024	$30,780,770	$9,979,544	$8,710,821

Investment income (loss):
Dividend distributions	456,389	244,924	242,168
Investment Expenses:
Mortality and expense risk and administrative charges	(425,474)	(118,769)	(105,905)

Net investment income (loss)	30,915	126,155	136,263

Increase (decrease) in net assets from operations:
Capital gain distributions	—	720,579	120,770
Realized capital gain (loss) on investments	488,215	15,682	177,761
Change in unrealized appreciation (depreciation)	5,801,905	38,241	668,240

Net gain (loss) on investments	6,290,120	774,502	966,771

Net increase (decrease) in net assets from operations	6,321,035	900,657	1,103,034

Contract owner transactions:
Variable annuity deposits	3,559,245	178,047	138,234
Terminations, withdrawals and annuity payments	(2,797,950)	(1,315,975)	(1,323,714)
Transfers between subaccounts, net	60,038	81,432	43,748
Maintenance charges and mortality adjustments	(49,290)	(1,329)	(1,345)

Increase (decrease) in net assets from contract transactions	772,043	(1,057,825)	(1,143,077)

Total increase (decrease) in net assets	7,093,078	(157,168)	(40,043)

Net assets as of December 31, 2025	$37,873,848	$9,822,376	$8,670,778

The accompanying notes are an integral part of these financial statements.

11

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA All Cap Value Series	NAA Large Cap Value Series	NAA Large Core Series
Net assets as of December 31, 2023	$60,052,262	$162,334,735	$186,568,724

Investment income (loss):
Dividend distributions	984,973	2,845,633	6,153,205
Investment Expenses:
Mortality and expense risk and administrative charges	(746,039)	(2,022,666)	(2,452,150)

Net investment income (loss)	238,934	822,967	3,701,055

Increase (decrease) in net assets from operations:
Capital gain distributions	3,121,621	11,719,048	—
Realized capital gain (loss) on investments	1,860,708	5,204,268	6,603,930
Change in unrealized appreciation (depreciation)	52,539	1,264,631	33,210,255

Net gain (loss) on investments	5,034,868	18,187,947	39,814,185

Net increase (decrease) in net assets from operations	5,273,802	19,010,914	43,515,240

Contract owner transactions:
Variable annuity deposits	2,633,005	1,671,726	3,842,008
Terminations, withdrawals and annuity payments	(7,730,841)	(19,805,607)	(21,786,267)
Transfers between subaccounts, net	(863,006)	(1,513,470)	(3,479,149)
Maintenance charges and mortality adjustments	(28,824)	(23,982)	(55,153)

Increase (decrease) in net assets from contract transactions	(5,989,666)	(19,671,333)	(21,478,561)

Total increase (decrease) in net assets	(715,864)	(660,419)	22,036,679

Net assets as of December 31, 2024	$59,336,398	$161,674,316	$208,605,403

Investment income (loss):
Dividend distributions	863,118	2,542,009	5,827,159
Investment Expenses:
Mortality and expense risk and administrative charges	(710,438)	(1,919,609)	(2,487,763)

Net investment income (loss)	152,680	622,400	3,339,396

Increase (decrease) in net assets from operations:
Capital gain distributions	12,671,638	29,540,383	38,539,678
Realized capital gain (loss) on investments	1,290,831	4,470,534	8,448,204
Change in unrealized appreciation (depreciation)	(7,693,290)	(15,455,589)	(21,357,939)

Net gain (loss) on investments	6,269,179	18,555,328	25,629,943

Net increase (decrease) in net assets from operations	6,421,859	19,177,728	28,969,339

Contract owner transactions:
Variable annuity deposits	2,866,315	1,302,147	3,629,124
Terminations, withdrawals and annuity payments	(6,637,697)	(19,175,615)	(25,732,534)
Transfers between subaccounts, net	(840,615)	(1,545,740)	(2,422,217)
Maintenance charges and mortality adjustments	(38,670)	(22,059)	(64,716)

Increase (decrease) in net assets from contract transactions	(4,650,667)	(19,441,267)	(24,590,343)

Total increase (decrease) in net assets	1,771,192	(263,539)	4,378,996

Net assets as of December 31, 2025	$61,107,590	$161,410,777	$212,984,399

The accompanying notes are an integral part of these financial statements.

12

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Large Growth Series	NAA Mid Growth Series	NAA Small Cap Value Series
Net assets as of December 31, 2023	$30,221,806	$141,762,863	$28,863,204

Investment income (loss):
Dividend distributions	940,822	4,359,064	332,487
Investment Expenses:
Mortality and expense risk and administrative charges	(419,450)	(1,732,853)	(344,640)

Net investment income (loss)	521,372	2,626,211	(12,153)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,225,685
Realized capital gain (loss) on investments	1,076,527	5,414,369	918,311
Change in unrealized appreciation (depreciation)	7,361,548	13,343,037	(163,041)

Net gain (loss) on investments	8,438,075	18,757,406	1,980,955

Net increase (decrease) in net assets from operations	8,959,447	21,383,617	1,968,802

Contract owner transactions:
Variable annuity deposits	742,359	2,420,509	949,606
Terminations, withdrawals and annuity payments	(3,858,785)	(15,202,158)	(3,016,453)
Transfers between subaccounts, net	3,067,631	(19,206,746)	(1,091,703)
Maintenance charges and mortality adjustments	(5,140)	(22,015)	(10,644)

Increase (decrease) in net assets from contract transactions	(53,935)	(32,010,410)	(3,169,194)

Total increase (decrease) in net assets	8,905,512	(10,626,793)	(1,200,392)

Net assets as of December 31, 2024	$39,127,318	$131,136,070	$27,662,812

Investment income (loss):
Dividend distributions	940,952	4,002,028	260,678
Investment Expenses:
Mortality and expense risk and administrative charges	(465,657)	(1,678,682)	(305,229)

Net investment income (loss)	475,295	2,323,346	(44,551)

Increase (decrease) in net assets from operations:
Capital gain distributions	7,901,486	6,168,929	4,878,186
Realized capital gain (loss) on investments	1,382,624	2,325,064	674,736
Change in unrealized appreciation (depreciation)	(4,225,358)	(8,292,750)	(5,048,603)

Net gain (loss) on investments	5,058,752	201,243	504,319

Net increase (decrease) in net assets from operations	5,534,047	2,524,589	459,768

Contract owner transactions:
Variable annuity deposits	521,023	3,520,035	1,011,071
Terminations, withdrawals and annuity payments	(4,481,905)	(14,640,032)	(3,628,291)
Transfers between subaccounts, net	(119,698)	16,238,945	189,707
Maintenance charges and mortality adjustments	(6,213)	(24,541)	(13,331)

Increase (decrease) in net assets from contract transactions	(4,086,793)	5,094,407	(2,440,844)

Total increase (decrease) in net assets	1,447,254	7,618,996	(1,981,076)

Net assets as of December 31, 2025	$40,574,572	$138,755,066	$25,681,736

The accompanying notes are an integral part of these financial statements.

13

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Small Growth Series	NAA Smid-Cap Value Series	NAA World Equity Income Series
Net assets as of December 31, 2023	$18,531,061	$98,770,644	$86,916,785

Investment income (loss):
Dividend distributions	560,184	1,281,561	2,400,374
Investment Expenses:
Mortality and expense risk and administrative charges	(228,255)	(1,178,975)	(1,084,099)

Net investment income (loss)	331,929	102,586	1,316,275

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,612,746	—
Realized capital gain (loss) on investments	307,284	4,468,427	4,321,341
Change in unrealized appreciation (depreciation)	1,395,225	244,082	3,886,011

Net gain (loss) on investments	1,702,509	7,325,255	8,207,352

Net increase (decrease) in net assets from operations	2,034,438	7,427,841	9,523,627

Contract owner transactions:
Variable annuity deposits	327,867	2,167,361	1,322,952
Terminations, withdrawals and annuity payments	(2,192,589)	(11,809,801)	(11,474,761)
Transfers between subaccounts, net	(221,034)	(4,572,779)	(240,899)
Maintenance charges and mortality adjustments	(2,539)	(21,048)	(12,936)

Increase (decrease) in net assets from contract transactions	(2,088,295)	(14,236,267)	(10,405,644)

Total increase (decrease) in net assets	(53,857)	(6,808,426)	(882,017)

Net assets as of December 31, 2024	$18,477,204	$91,962,218	$86,034,768

Investment income (loss):
Dividend distributions	476,843	961,549	1,706,344
Investment Expenses:
Mortality and expense risk and administrative charges	(215,967)	(1,059,782)	(1,068,105)

Net investment income (loss)	260,876	(98,233)	638,239

Increase (decrease) in net assets from operations:
Capital gain distributions	—	20,794,120	14,292,859
Realized capital gain (loss) on investments	348,834	2,739,724	4,062,210
Change in unrealized appreciation (depreciation)	289,222	(18,360,596)	(1,787,133)

Net gain (loss) on investments	638,056	5,173,248	16,567,936

Net increase (decrease) in net assets from operations	898,932	5,075,015	17,206,175

Contract owner transactions:
Variable annuity deposits	386,253	1,854,286	1,035,030
Terminations, withdrawals and annuity payments	(2,143,631)	(10,255,164)	(10,246,498)
Transfers between subaccounts, net	(14,070)	(1,399,294)	(452,532)
Maintenance charges and mortality adjustments	(2,147)	(23,169)	(11,648)

Increase (decrease) in net assets from contract transactions	(1,773,595)	(9,823,341)	(9,675,648)

Total increase (decrease) in net assets	(874,663)	(4,748,326)	7,530,527

Net assets as of December 31, 2025	$17,602,541	$87,213,892	$93,565,295

The accompanying notes are an integral part of these financial statements.

14

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Neuberger Berman AMT Quality Equity Portfolio(a)	PIMCO VIT All Asset	PIMCO VIT CommodityRealReturn Strategy
Net assets as of December 31, 2023	$42,964,768	$3,073,623	$1,363,384

Investment income (loss):
Dividend distributions	—	196,047	30,719
Investment Expenses:
Mortality and expense risk and administrative charges	(550,902)	(36,685)	(16,830)

Net investment income (loss)	(550,902)	159,362	13,889

Increase (decrease) in net assets from operations:
Capital gain distributions	2,143,524	—	—
Realized capital gain (loss) on investments	3,694,557	(58,833)	(75,971)
Change in unrealized appreciation (depreciation)	4,404,319	(22,886)	102,990

Net gain (loss) on investments	10,242,400	(81,719)	27,019

Net increase (decrease) in net assets from operations	9,691,498	77,643	40,908

Contract owner transactions:
Variable annuity deposits	959,435	64,708	57,431
Terminations, withdrawals and annuity payments	(7,071,053)	(326,885)	(103,975)
Transfers between subaccounts, net	372,943	(77,370)	1,947
Maintenance charges and mortality adjustments	(7,035)	(742)	(449)

Increase (decrease) in net assets from contract transactions	(5,745,710)	(340,289)	(45,046)

Total increase (decrease) in net assets	3,945,788	(262,646)	(4,138)

Net assets as of December 31, 2024	$46,910,556	$2,810,977	$1,359,246

Investment income (loss):
Dividend distributions	—	130,224	40,455
Investment Expenses:
Mortality and expense risk and administrative charges	(564,736)	(33,642)	(17,206)

Net investment income (loss)	(564,736)	96,582	23,249

Increase (decrease) in net assets from operations:
Capital gain distributions	2,739,306	—	—
Realized capital gain (loss) on investments	2,685,519	(57,260)	(51,532)
Change in unrealized appreciation (depreciation)	482,739	296,294	257,390

Net gain (loss) on investments	5,907,564	239,034	205,858

Net increase (decrease) in net assets from operations	5,342,828	335,616	229,107

Contract owner transactions:
Variable annuity deposits	541,136	56,904	22,200
Terminations, withdrawals and annuity payments	(4,558,996)	(454,392)	(204,805)
Transfers between subaccounts, net	(295,178)	(5,981)	31,701
Maintenance charges and mortality adjustments	(6,292)	(553)	(246)

Increase (decrease) in net assets from contract transactions	(4,319,330)	(404,022)	(151,150)

Total increase (decrease) in net assets	1,023,498	(68,406)	77,957

Net assets as of December 31, 2025	$47,934,054	$2,742,571	$1,437,203

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

15

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT Low Duration	PIMCO VIT Real Return
Net assets as of December 31, 2023	$2,860,109	$3,634,067	$9,300,279

Investment income (loss):
Dividend distributions	103,198	520,236	235,587
Investment Expenses:
Mortality and expense risk and administrative charges	(34,735)	(157,868)	(108,930)

Net investment income (loss)	68,463	362,368	126,657

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(23,047)	5,166	(186,176)
Change in unrealized appreciation (depreciation)	73,754	(342,661)	155,865

Net gain (loss) on investments	50,707	(337,495)	(30,311)

Net increase (decrease) in net assets from operations	119,170	24,873	96,346

Contract owner transactions:
Variable annuity deposits	38,933	40,861	170,033
Terminations, withdrawals and annuity payments	(217,054)	(320,925)	(1,125,521)
Transfers between subaccounts, net	170,498	35,707,089	(424,882)
Maintenance charges and mortality adjustments	(490)	(920)	(1,589)

Increase (decrease) in net assets from contract transactions	(8,113)	35,426,105	(1,381,959)

Total increase (decrease) in net assets	111,057	35,450,978	(1,285,613)

Net assets as of December 31, 2024	$2,971,166	$39,085,045	$8,014,666

Investment income (loss):
Dividend distributions	98,434	535,115	253,679
Investment Expenses:
Mortality and expense risk and administrative charges	(34,055)	(164,622)	(92,710)

Net investment income (loss)	64,379	370,493	160,969

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(25,791)	(2,676)	(121,612)
Change in unrealized appreciation (depreciation)	36,585	357,655	454,184

Net gain (loss) on investments	10,794	354,979	332,572

Net increase (decrease) in net assets from operations	75,173	725,472	493,541

Contract owner transactions:
Variable annuity deposits	26,740	107,556	142,265
Terminations, withdrawals and annuity payments	(478,375)	(1,138,296)	(1,228,283)
Transfers between subaccounts, net	(63,109)	(33,922,673)	(92,927)
Maintenance charges and mortality adjustments	(655)	(1,211)	(1,105)

Increase (decrease) in net assets from contract transactions	(515,399)	(34,954,624)	(1,180,050)

Total increase (decrease) in net assets	(440,226)	(34,229,152)	(686,509)

Net assets as of December 31, 2025	$2,530,940	$4,855,893	$7,328,157

The accompanying notes are an integral part of these financial statements.

16

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

Royce Micro-Cap
Net assets as of December 31, 2023	$2,351,184

Investment income (loss):
Dividend distributions	—
Investment Expenses:
Mortality and expense risk and administrative charges	(27,391)

Net investment income (loss)	(27,391)

Increase (decrease) in net assets from operations:
Capital gain distributions	160,449
Realized capital gain (loss) on investments	(59,356)
Change in unrealized appreciation (depreciation)	181,497

Net gain (loss) on investments	282,590

Net increase (decrease) in net assets from operations	255,199

Contract owner transactions:
Variable annuity deposits	39,311
Terminations, withdrawals and annuity payments	(428,631)
Transfers between subaccounts, net	172,288
Maintenance charges and mortality adjustments	(462)

Increase (decrease) in net assets from contract transactions	(217,494)

Total increase (decrease) in net assets	37,705

Net assets as of December 31, 2024	$2,388,889

Investment income (loss):
Dividend distributions	—
Investment Expenses:
Mortality and expense risk and administrative charges	(27,648)

Net investment income (loss)	(27,648)

Increase (decrease) in net assets from operations:
Capital gain distributions	360,162
Realized capital gain (loss) on investments	(21,887)
Change in unrealized appreciation (depreciation)	(35,299)

Net gain (loss) on investments	302,976

Net increase (decrease) in net assets from operations	275,328

Contract owner transactions:
Variable annuity deposits	41,709
Terminations, withdrawals and annuity payments	(258,807)
Transfers between subaccounts, net	(70,768)
Maintenance charges and mortality adjustments	(434)

Increase (decrease) in net assets from contract transactions	(288,300)

Total increase (decrease) in net assets	(12,972)

Net assets as of December 31, 2025	$2,375,917

The accompanying notes are an integral part of these financial statements.

17

Variflex Separate Account

Notes to Financial Statements

December 31, 2025

1. Organization and Significant Accounting Policies

Variflex Separate Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
ClearBridge Variable Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Guggenheim VIF High Yield	–	Security Investors, LLC	–
Guggenheim VIF Total Return Bond	–	Security Investors, LLC	–
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	–
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	–
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	–
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	–
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	–
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	–
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	–
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	–
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	–
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	–
LVIP American Century Ultra	Service Class	American Century Investment Management, Inc	–
LVIP American Century Value	Service Class	American Century Investment Management, Inc	–
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	–
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	–
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	–
NAA All Cap Value Series	–	Security Investors, LLC	–
NAA Large Cap Value Series	–	Security Investors, LLC	–
NAA Large Core Series	–	Security Investors, LLC	–
NAA Large Growth Series	–	Security Investors, LLC	–
NAA Mid Growth Series	–	Security Investors, LLC	–
NAA Small Cap Value Series	–	Security Investors, LLC	–
NAA Small Growth Series	–	Security Investors, LLC	–

18

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
NAA Smid-Cap Value Series	–	Security Investors, LLC	–
NAA World Equity Income Series	–	Security Investors, LLC	–
Neuberger Berman AMT Quality Equity Portfolio	Class S	Neuberger Berman Investment Advisers LLC	–
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	–
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	–
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	–
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	–
Royce Micro-Cap	Investment	Royce & Associates, LP	–

Thirty-seven subaccounts are currently offered by the Account, all of which had activity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

19

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccount name change was made effective:

Date	New Name	Old Name
July 28, 2025	Neuberger Berman AMT Quality Equity Portfolio	Neuberger Berman AMT Sustainable Equity

Investment Valuation

Investments in mutual fund shares are carried in the Statements of Net Assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2025 were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
BNY Mellon IP Technology Growth	$9,743,581	$2,721,211
ClearBridge Variable Growth	1,564,903	1,321,233
ClearBridge Variable Small Cap Growth	955,670	717,392
Guggenheim VIF High Yield	1,465,645	1,405,228
Guggenheim VIF Total Return Bond	3,079,314	4,518,530
Invesco V.I. American Value	1,784,925	1,501,027
Invesco V.I. Comstock	2,648,593	2,252,882
Invesco V.I. Discovery Mid Cap Growth	2,098,195	1,322,339
Invesco V.I. Equity and Income	2,044,501	2,740,393
Invesco V.I. EVQ International Equity Fund	1,543,317	1,580,533
Invesco V.I. Global Real Estate	217,199	588,420
Invesco V.I. Government Money Market	2,889,696	7,642,166
Invesco V.I. Government Securities	979,804	530,160
Invesco V.I. Health Care	465,317	895,710
Invesco V.I. Main Street Mid Cap Fund®	1,496,307	530,111
Invesco V.I. Main Street Small Cap Fund®	1,876,323	805,515
LVIP American Century Ultra	29,747,642	9,034,267
LVIP American Century Value	8,797,780	7,703,368
MFS® VIT II Research International	3,759,157	2,956,199
MFS® VIT Total Return	1,419,038	1,630,129
MFS® VIT Utilities	639,921	1,525,965
NAA All Cap Value Series	14,494,102	6,320,451
NAA Large Cap Value Series	32,711,789	21,990,273
NAA Large Core Series	45,723,728	28,434,997
NAA Large Growth Series	9,783,550	5,493,562
NAA Mid Growth Series	29,332,231	15,745,549
NAA Small Cap Value Series	6,096,883	3,704,092
NAA Small Growth Series	914,699	2,427,418
NAA Smid-Cap Value Series	22,110,529	11,237,983
NAA World Equity Income Series	16,757,742	11,502,292
Neuberger Berman AMT Quality Equity Portfolio (a)	3,299,045	5,443,805
PIMCO VIT All Asset	240,491	547,931

(a) Name change. See Note 1.

20

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
PIMCO VIT CommodityRealReturn Strategy	$129,727	$257,628
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	175,399	626,419
PIMCO VIT Low Duration	2,153,574	36,737,705
PIMCO VIT Real Return	480,182	1,499,263
Royce Micro-Cap	436,133	391,919

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the Statements of Net Assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

The annuity assets for December 31, 2025 by subaccount are as follows:

Subaccount	Annuity Assets
BNY Mellon IP Technology Growth	$29,775
ClearBridge Variable Growth	6,642
Guggenheim VIF High Yield	30,760
Guggenheim VIF Total Return Bond	97,765
Invesco V.I. American Value	39,896
Invesco V.I. Comstock	470,241
Invesco V.I. Global Real Estate	14,965
Invesco V.I. Government Money Market	118,890
Invesco V.I. Government Securities	38,719
Invesco V.I. Health Care	15,667
Invesco V.I. Main Street Small Cap Fund®	16,762
LVIP American Century Ultra	858,069
LVIP American Century Value	11,861
MFS® VIT Total Return	6,666
MFS® VIT Utilities	3,691
NAA All Cap Value Series	100,278
NAA Large Cap Value Series	1,960,164
NAA Large Core Series	1,707,445
NAA Large Growth Series	111,544
NAA Mid Growth Series	589,278
NAA Small Cap Value Series	41,516
NAA Small Growth Series	68,258

21

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
NAA Smid-Cap Value Series	$212,863
NAA World Equity Income Series	464,295
Neuberger Berman AMT Quality Equity Portfolio	217,136
PIMCO VIT All Asset	88,652
PIMCO VIT CommodityRealReturn Strategy	1,803
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	70,760
PIMCO VIT Low Duration	82,982
PIMCO VIT Real Return	35,829

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2025.

Segment Disclosures

An operating segment is defined in ASC Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its

22

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

performance, and has discrete financial information available. The CODM is Brian Beckett, Chief Financial Officer. The subaccount represents a single operating segment, as the CODM monitors the operating results of the subaccount and as a whole, the subaccount’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The net increase (decrease) in net assets from operations, which is used by the CODM to assess the segment’s performance is consistent with that presented within the subaccount’s financial statements. Segment assets are reflected on the accompanying Statements of Net Assets as “Net Assets” and significant segment expenses are listed on the accompanying Statements of Operations and Change in Net Assets.

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.20% of the net asset value of each Variflex contract and 1.00% of the net asset value of each Variflex ES contract. These charges are presented as expenses on the Statements of Operations and Change in Net Assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the Statements of Operations and Change in Net Assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Account Administrative Charge: SBL deducts an administrative fee of $30 per year for each Variflex contract and $15 per year for each Variflex ES contract, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 8% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first eight years of the contract.

23

Variflex Separate Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BNY Mellon IP Technology Growth	29,285	(35,477)	(6,192)	52,842	(83,899)	(31,057)
ClearBridge Variable Growth	18,898	(35,819)	(16,921)	6,572	(39,425)	(32,853)
ClearBridge Variable Small Cap Growth	12,937	(16,129)	(3,192)	11,788	(26,614)	(14,826)
Guggenheim VIF High Yield	20,982	(31,335)	(10,353)	9,820	(28,952)	(19,132)
Guggenheim VIF Total Return Bond	49,772	(97,852)	(48,080)	103,575	(65,206)	38,369
Invesco V.I. American Value	69,667	(99,776)	(30,109)	243,306	(193,231)	50,075
Invesco V.I. Comstock	27,820	(55,275)	(27,455)	79,673	(38,959)	40,714
Invesco V.I. Discovery Mid Cap Growth	40,496	(37,509)	2,987	95,724	(86,050)	9,674
Invesco V.I. Equity and Income	31,490	(85,504)	(54,014)	101,944	(159,562)	(57,618)
Invesco V.I. EVQ International Equity Fund	32,014	(63,999)	(31,985)	14,783	(73,592)	(58,809)
Invesco V.I. Global Real Estate	7,596	(25,501)	(17,905)	6,291	(28,935)	(22,644)
Invesco V.I. Government Money Market	198,385	(710,613)	(512,228)	2,292,645	(544,051)	1,748,594
Invesco V.I. Government Securities	74,991	(44,044)	30,947	150,749	(20,112)	130,637
Invesco V.I. Health Care	7,507	(23,583)	(16,076)	8,450	(38,678)	(30,228)
Invesco V.I. Main Street Mid Cap Fund®	27,404	(14,818)	12,586	30,387	(23,650)	6,737
Invesco V.I. Main Street Small Cap Fund®	21,102	(16,221)	4,881	26,894	(19,293)	7,601
LVIP American Century Ultra	353,996	(117,220)	236,776	78,889	(403,988)	(325,099)
LVIP American Century Value	77,465	(176,403)	(98,938)	70,843	(183,693)	(112,850)
MFS® VIT II Research International	173,525	(134,770)	38,755	158,134	(86,137)	71,997
MFS® VIT Total Return	19,472	(60,688)	(41,216)	48,308	(91,368)	(43,060)
MFS® VIT Utilities	7,686	(35,652)	(27,966)	13,192	(49,449)	(36,257)
NAA All Cap Value Series	13,242	(65,026)	(51,784)	17,385	(86,661)	(69,276)
NAA Large Cap Value Series	3,427	(89,115)	(85,688)	7,772	(101,410)	(93,638)
NAA Large Core Series	6,200	(100,880)	(94,680)	8,456	(102,943)	(94,487)
NAA Large Growth Series	19,713	(100,853)	(81,140)	100,258	(107,063)	(6,805)
NAA Mid Growth Series	121,764	(84,531)	37,233	14,939	(210,997)	(196,058)
NAA Small Cap Value Series	14,223	(45,487)	(31,264)	6,723	(47,737)	(41,014)
NAA Small Growth Series	8,819	(42,665)	(33,846)	9,857	(51,744)	(41,887)

24

Variflex Separate Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

Variflex Separate Account

Notes to Financial Statements (continued)

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
NAA Smid-Cap Value Series	2,805	(58,187)	(55,382)	3,756	(86,004)	(82,248)
NAA World Equity Income Series	10,182	(124,615)	(114,433)	23,512	(160,628)	(137,116)
Neuberger Berman AMT Quality Equity Portfolio(a)	9,678	(72,963)	(63,285)	23,116	(120,467)	(97,351)
PIMCO VIT All Asset	5,350	(23,198)	(17,848)	3,159	(19,078)	(15,919)
PIMCO VIT CommodityRealReturn Strategy	11,430	(28,744)	(17,314)	20,125	(25,739)	(5,614)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	4,856	(33,429)	(28,573)	18,551	(19,044)	(493)
PIMCO VIT Low Duration	124,431	(2,793,375)	(2,668,944)	2,812,170	(73,339)	2,738,831
PIMCO VIT Real Return	15,954	(88,034)	(72,080)	20,995	(107,784)	(86,789)
Royce Micro-Cap	3,379	(13,618)	(10,239)	9,445	(18,723)	(9,278)

(a)	Name change. See Note 1.

25

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2025 were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BNY Mellon IP Technology Growth
2025	206,049	87.05	87.05	17,925,070	—	1.20	1.20	26.34	26.34
2024	212,241	68.90	68.90	14,614,635	—	1.20	1.20	23.88	23.88
2023	243,298	55.62	55.62	13,525,190	—	1.20	1.20	57.12	57.12
2022	222,315	35.40	35.40	7,866,997	—	1.20	1.20	(47.16)	(47.16)
2021	229,538	67.00	67.00	15,372,420	—	1.20	1.20	11.30	11.30
ClearBridge Variable Growth
2025	152,259	37.06	37.06	5,633,697	—	1.20	1.20	11.73	11.73
2024	169,180	33.17	33.17	5,602,807	—	1.20	1.20	11.09	11.09
2023	202,033	29.86	29.86	6,025,739	0.00	1.20	1.20	22.63	22.63
2022	263,620	24.35	24.35	6,412,769	—	1.20	1.20	(27.46)	(27.46)
2021	278,645	33.57	33.57	9,345,552	0.00	1.20	1.20	8.71	8.71
ClearBridge Variable Small Cap Growth
2025	144,134	45.61	45.61	6,573,164	—	1.20	1.20	7.93	7.93
2024	147,326	42.26	42.26	6,225,604	—	1.20	1.20	3.25	3.25
2023	162,152	40.93	40.93	6,637,035	—	1.20	1.20	7.09	7.09
2022	165,082	38.22	38.22	6,308,692	—	1.20	1.20	(29.69)	(29.69)
2021	171,416	54.36	54.36	9,318,180	—	1.20	1.20	11.26	11.26

26

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF High Yield
2025	205,295	43.64	43.64	8,942,182	6.90	1.20	1.20	5.54	5.54
2024	215,648	41.35	41.35	8,899,596	0.06	1.20	1.20	6.35	6.35
2023	234,780	38.88	38.88	9,113,546	0.05	1.20	1.20	10.67	10.67
2022	261,225	35.13	35.13	9,162,906	0.06	1.20	1.20	(10.77)	(10.77)
2021	259,566	39.37	39.37	10,204,467	0.05	1.20	1.20	4.13	4.13
Guggenheim VIF Total Return Bond
2025	532,565	25.50	45.87	24,413,119	3.99	1.00	1.20	6.19	6.38
2024	580,645	23.97	43.19	25,066,421	0.04	1.00	1.20	1.84	2.04
2023	542,276	23.49	42.41	22,984,110	0.04	1.00	1.20	5.66	5.91
2022	561,826	22.18	40.13	22,534,302	0.03	1.00	1.20	(17.16)	(16.99)
2021	637,278	26.72	48.44	30,853,831	0.02	1.00	1.20	(1.63)	(1.40)
Invesco V.I. American Value
2025	310,850	17.62	17.62	5,478,563	0.21	1.20	1.20	19.30	19.30
2024	340,959	14.77	14.77	5,036,643	0.01	1.20	1.20	28.55	28.55
2023	290,884	11.49	11.49	3,343,015	0.00	1.20	1.20	13.88	13.88
2022	254,392	10.09	10.09	2,566,603	0.00	1.20	1.20	(4.00)	(4.00)
2021	270,907	10.51	10.51	2,847,984	0.00	1.20	1.20	(0.02)	—
Invesco V.I. Comstock
2025	317,884	42.17	42.17	13,400,065	1.47	1.20	1.20	15.76	15.76
2024	345,339	36.43	36.43	12,578,340	0.02	1.20	1.20	13.45	13.45
2023	304,625	32.11	32.11	9,776,798	0.02	1.20	1.20	10.76	10.76
2022	309,318	28.99	28.99	8,963,658	0.01	1.20	1.20	(0.34)	(0.34)
2021	283,789	29.09	29.09	8,253,554	0.02	1.20	1.20	31.45	31.45
Invesco V.I. Discovery Mid Cap Growth
2025	206,168	37.19	37.19	7,666,796	—	1.20	1.20	3.28	3.28
2024	203,181	36.01	36.01	7,315,890	—	1.20	1.20	22.44	22.44
2023	193,507	29.41	29.41	5,690,983	—	1.20	1.20	11.49	11.49
2022	165,209	26.38	26.38	4,357,512	—	1.20	1.20	(31.94)	(31.94)
2021	168,787	38.76	38.76	6,542,744	—	1.20	1.20	17.35	17.35

27

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Equity and Income
2025	483,343	32.97	32.97	15,934,314	1.84	1.20	1.20	11.16	11.16
2024	537,357	29.66	29.66	15,935,526	0.02	1.20	1.20	10.59	10.59
2023	594,975	26.82	26.82	15,959,271	0.02	1.20	1.20	8.89	8.89
2022	578,357	24.63	24.63	14,243,157	0.01	1.20	1.20	(8.81)	(8.81)
2021	619,385	27.01	27.01	16,728,973	0.02	1.20	1.20	16.93	16.93
Invesco V.I. EVQ International Equity Fund
2025	454,032	24.62	24.62	11,179,215	1.22	1.20	1.20	14.83	14.83
2024	486,017	21.44	21.44	10,420,753	0.02	1.20	1.20	(0.88)	(0.88)
2023	544,826	21.63	21.63	11,783,823	—	1.20	1.20	16.48	16.48
2022	602,333	18.57	18.57	11,186,729	0.01	1.20	1.20	(19.51)	(19.51)
2021	637,441	23.07	23.07	14,703,192	0.01	1.20	1.20	4.34	4.34
Invesco V.I. Global Real Estate
2025	141,906	22.86	22.86	3,242,680	1.98	1.20	1.20	6.57	6.57
2024	159,811	21.45	21.45	3,427,278	0.03	1.20	1.20	(2.99)	(2.99)
2023	182,455	22.11	22.11	4,033,514	0.01	1.20	1.20	7.75	7.75
2022	207,444	20.52	20.52	4,256,565	0.03	1.20	1.20	(25.84)	(25.84)
2021	215,021	27.67	27.67	5,949,047	0.03	1.20	1.20	24.19	24.19
Invesco V.I. Government Money Market
2025	2,099,242	10.60	10.81	22,244,773	3.68	1.00	1.20	2.51	2.76
2024	2,611,470	10.34	10.52	26,997,243	0.04	1.00	1.20	3.40	3.65
2023	862,876	10.00	10.15	8,621,411	0.05	1.00	1.20	3.41	3.57
2022	958,762	9.67	9.80	9,269,662	0.01	1.00	1.20	—	0.20
2021	918,288	9.67	9.78	8,874,402	0.00	1.00	1.20	(1.23)	(1.01)
Invesco V.I. Government Securities
2025	458,353	11.96	11.96	5,478,134	2.90	1.20	1.20	5.75	5.75
2024	427,406	11.31	11.31	4,834,001	0.03	1.20	1.20	0.18	0.18
2023	296,769	11.29	11.29	3,347,361	0.02	1.20	1.20	3.20	3.20
2022	223,927	10.94	10.94	2,446,714	0.01	1.20	1.20	(11.63)	(11.63)
2021	284,203	12.38	12.38	3,515,128	0.02	1.20	1.20	(3.58)	(3.58)

28

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Health Care
2025	146,062	39.29	39.29	5,736,752	—	1.20	1.20	13.92	13.92
2024	162,138	34.49	34.49	5,589,121	—	1.20	1.20	2.92	2.92
2023	192,366	33.51	33.51	6,443,989	—	1.20	1.20	1.79	1.79
2022	215,176	32.92	32.92	7,081,673	—	1.20	1.20	(14.36)	(14.36)
2021	231,095	38.44	38.44	8,880,575	0.00	1.20	1.20	10.97	10.97
Invesco V.I. Main Street Mid Cap Fund®
2025	170,807	36.15	36.15	6,168,697	0.11	1.20	1.20	7.65	7.65
2024	158,221	33.58	33.58	5,307,231	—	1.20	1.20	15.40	15.40
2023	151,484	29.10	29.10	4,403,515	0.00	1.20	1.20	12.75	12.75
2022	141,298	25.81	25.81	3,641,687	0.00	1.20	1.20	(15.46)	(15.46)
2021	147,210	30.53	30.53	4,489,116	0.00	1.20	1.20	21.39	21.39
Invesco V.I. Main Street Small Cap Fund®
2025	183,287	50.18	50.18	9,198,118	0.24	1.20	1.20	7.13	7.13
2024	178,406	46.84	46.84	8,356,641	—	1.20	1.20	11.05	11.05
2023	170,805	42.18	42.18	7,204,535	0.01	1.20	1.20	16.42	16.42
2022	174,784	36.23	36.23	6,333,808	0.00	1.20	1.20	(17.06)	(17.06)
2021	197,199	43.68	43.68	8,614,729	0.00	1.20	1.20	20.80	20.80
LVIP American Century Ultra
2025	1,188,791	77.05	77.05	91,593,588	—	1.20	1.20	11.33	11.33
2024	952,015	69.21	69.21	65,890,739	—	1.20	1.20	27.06	27.06
2023	1,277,114	54.47	54.47	69,563,210	—	1.20	1.20	41.55	41.55
2022	1,262,596	38.48	38.48	48,584,543	—	1.20	1.20	(33.28)	(33.28)
2021	1,028,697	57.67	57.67	59,320,632	—	1.20	1.20	21.54	21.54
LVIP American Century Value
2025	1,550,786	42.25	42.25	65,520,663	1.46	1.20	1.20	14.47	14.47
2024	1,649,724	36.91	36.91	60,894,254	0.03	1.20	1.20	7.99	7.99
2023	1,762,574	34.18	34.18	60,255,848	0.02	1.20	1.20	7.69	7.69
2022	1,846,590	31.74	31.74	58,607,187	0.02	1.20	1.20	(0.87)	(0.87)
2021	1,852,404	32.02	32.02	59,320,174	0.02	1.20	1.20	22.78	22.78

29

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT II Research International
2025	1,734,522	21.84	21.84	37,873,848	1.33	1.20	1.20	20.26	20.26
2024	1,695,767	18.16	18.16	30,780,770	0.01	1.20	1.20	1.57	1.57
2023	1,623,770	17.88	17.88	29,025,248	0.01	1.20	1.20	11.47	11.47
2022	1,533,791	16.04	16.04	24,593,553	0.02	1.20	1.20	(18.78)	(18.78)
2021	1,441,916	19.75	19.75	28,467,922	0.01	1.20	1.20	9.91	9.91
MFS® VIT Total Return
2025	363,794	27.02	27.02	9,822,376	2.47	1.20	1.20	9.57	9.57
2024	405,010	24.66	24.66	9,979,544	0.02	1.20	1.20	6.20	6.20
2023	448,070	23.22	23.22	10,400,014	0.02	1.20	1.20	8.86	8.86
2022	469,490	21.33	21.33	10,006,999	0.01	1.20	1.20	(10.90)	(10.90)
2021	569,497	23.94	23.94	13,627,678	0.02	1.20	1.20	12.45	12.45
MFS® VIT Utilities
2025	201,070	43.11	43.11	8,670,778	2.79	1.20	1.20	13.39	13.39
2024	229,036	38.02	38.02	8,710,821	0.02	1.20	1.20	9.98	9.98
2023	265,293	34.57	34.57	9,172,180	0.03	1.20	1.20	(3.49)	(3.49)
2022	288,713	35.82	35.82	10,343,727	0.02	1.20	1.20	(0.72)	(0.72)
2021	304,794	36.08	36.08	10,999,459	0.02	1.20	1.20	12.43	12.43
NAA All Cap Value Series
2025	626,079	97.69	103.82	61,107,590	1.43	1.00	1.20	11.51	11.74
2024	677,863	87.60	92.91	59,336,398	0.02	1.00	1.20	8.91	9.14
2023	747,139	80.43	85.13	60,052,262	0.02	1.00	1.20	7.23	7.45
2022	814,680	75.01	79.23	61,072,603	0.01	1.00	1.20	(2.36)	(2.16)
2021	879,278	76.82	80.98	67,510,910	0.02	1.00	1.20	25.42	25.69
NAA Large Cap Value Series
2025	661,422	82.80	244.37	161,410,777	1.57	1.00	1.20	12.78	13.02
2024	747,110	73.26	216.67	161,674,316	0.02	1.00	1.20	12.08	12.31
2023	840,748	65.23	193.30	162,334,735	0.02	1.00	1.20	7.96	8.18
2022	929,737	60.30	178.89	166,295,141	0.01	1.00	1.20	(2.50)	(2.30)
2021	1,004,944	61.72	183.64	184,371,115	0.02	1.00	1.20	25.51	25.75

30

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Large Core Series
2025	747,699	106.04	285.01	212,984,399	2.76	1.00	1.20	15.03	15.26
2024	842,379	92.00	247.76	208,605,403	0.03	1.00	1.20	24.36	24.61
2023	936,866	73.83	199.23	186,568,724	0.02	1.00	1.20	25.38	25.65
2022	1,011,032	58.76	158.83	160,580,290	0.01	1.00	1.20	(21.62)	(21.46)
2021	1,090,653	74.82	202.72	221,015,514	0.01	1.00	1.20	26.94	27.20
NAA Large Growth Series
2025	707,868	57.45	60.64	40,574,572	2.36	1.00	1.20	15.59	15.86
2024	789,008	49.70	52.34	39,127,318	0.03	1.00	1.20	30.58	30.85
2023	795,813	38.06	40.00	30,221,806	0.01	1.00	1.20	38.25	38.50
2022	848,134	27.53	28.88	23,301,753	0.00	1.00	1.20	(31.52)	(31.39)
2021	897,596	40.20	42.09	36,016,613	0.01	1.00	1.20	26.26	26.51
NAA Mid Growth Series
2025	810,691	140.12	171.22	138,755,066	2.97	1.00	1.20	0.94	1.16
2024	773,458	138.52	169.61	131,136,070	0.03	1.00	1.20	15.96	16.19
2023	969,516	119.22	146.27	141,762,863	0.01	1.00	1.20	24.89	25.15
2022	1,016,557	95.26	117.06	119,013,644	0.00	1.00	1.20	(28.64)	(28.50)
2021	974,005	133.23	164.12	159,805,399	0.01	1.00	1.20	12.32	12.55
NAA Small Cap Value Series
2025	314,779	81.57	85.91	25,681,736	0.98	1.00	1.20	2.06	2.26
2024	346,043	79.92	84.01	27,662,812	0.01	1.00	1.20	7.19	7.42
2023	387,057	74.56	78.21	28,863,204	0.01	1.00	1.20	8.97	9.19
2022	415,104	68.42	71.63	28,407,399	0.01	1.00	1.20	(4.89)	(4.70)
2021	439,433	71.94	75.16	31,618,056	0.01	1.00	1.20	24.66	24.91
NAA Small Growth Series
2025	323,526	54.41	57.60	17,602,541	2.64	1.00	1.20	5.24	5.44
2024	357,372	51.70	54.63	18,477,204	0.03	1.00	1.20	11.37	11.63
2023	399,259	46.42	48.94	18,531,061	0.01	1.00	1.20	19.58	19.80
2022	437,934	38.82	40.85	17,000,006	0.00	1.00	1.20	(27.49)	(27.34)
2021	481,279	53.54	56.22	25,766,312	0.00	1.00	1.20	5.27	5.46

31

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Smid-Cap Value Series
2025	468,395	186.33	197.45	87,213,892	1.07	1.00	1.20	6.06	6.27
2024	523,777	175.69	185.80	91,962,218	0.01	1.00	1.20	7.74	7.95
2023	606,025	163.07	172.11	98,770,644	0.01	1.00	1.20	8.42	8.64
2022	668,436	150.41	158.42	100,487,547	0.01	1.00	1.20	(3.04)	(2.84)
2021	727,738	155.12	163.05	112,831,636	0.02	1.00	1.20	22.27	22.51
NAA World Equity Income Series
2025	992,674	91.52	94.19	93,565,295	1.90	1.00	1.20	21.29	21.52
2024	1,107,107	75.31	77.66	86,034,768	0.03	1.00	1.20	11.23	11.45
2023	1,244,223	67.57	69.82	86,916,785	0.03	1.00	1.20	10.93	11.17
2022	1,380,024	60.78	62.93	86,897,346	0.02	1.00	1.20	(10.22)	(10.04)
2021	1,506,673	67.56	70.09	105,651,828	0.02	1.00	1.20	20.28	20.54
Neuberger Berman AMT Quality Equity Portfolio (a)
2025	654,329	73.32	76.30	47,934,054	—	1.00	1.20	12.08	12.30
2024	717,614	65.42	67.94	46,910,556	—	1.00	1.20	24.00	24.25
2023	814,965	52.76	54.68	42,964,768	0.00	1.00	1.20	25.05	25.30
2022	893,294	42.19	43.64	37,661,644	0.00	1.00	1.20	(19.62)	(19.45)
2021	970,459	52.49	54.18	50,909,639	0.00	1.00	1.20	21.67	21.92
PIMCO VIT All Asset
2025	114,276	24.04	24.04	2,742,571	4.69	1.20	1.20	12.81	12.81
2024	132,124	21.31	21.31	2,810,977	0.07	1.20	1.20	2.50	2.50
2023	148,043	20.79	20.79	3,073,623	0.03	1.20	1.20	6.83	6.83
2022	158,200	19.46	19.46	3,074,271	0.07	1.20	1.20	(12.89)	(12.89)
2021	183,542	22.34	22.34	4,095,828	0.12	1.20	1.20	14.86	14.86

(a) Name change. See Note 1.

32

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT CommodityRealReturn Strategy
2025	157,293	9.13	9.13	1,437,203	2.89	1.20	1.20	17.35	17.35
2024	174,607	7.78	7.78	1,359,246	0.02	1.20	1.20	2.91	2.91
2023	180,221	7.56	7.56	1,363,384	0.14	1.20	1.20	(9.03)	(9.03)
2022	329,561	8.31	8.31	2,738,306	0.25	1.20	1.20	7.36	7.36
2021	344,899	7.74	7.74	2,670,502	0.04	1.20	1.20	31.63	31.63
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2025	138,956	18.22	18.22	2,530,940	3.58	1.20	1.20	2.71	2.71
2024	167,529	17.74	17.74	2,971,166	0.04	1.20	1.20	4.17	4.17
2023	168,022	17.03	17.03	2,860,109	0.03	1.20	1.20	7.72	7.72
2022	185,302	15.81	15.81	2,928,581	0.02	1.20	1.20	(11.23)	(11.23)
2021	200,130	17.81	17.81	3,563,208	0.01	1.20	1.20	(3.10)	(3.10)
PIMCO VIT Low Duration
2025	361,478	13.45	13.45	4,855,893	2.44	1.20	1.20	4.26	4.26
2024	3,030,422	12.90	12.90	39,085,045	0.02	1.20	1.20	3.20	3.20
2023	291,591	12.50	12.50	3,634,067	0.08	1.20	1.20	3.73	3.73
2022	322,344	12.05	12.05	3,869,021	0.01	1.20	1.20	(6.88)	(6.88)
2021	2,244,807	12.94	12.94	29,029,909	0.00	1.20	1.20	(2.12)	(2.12)
PIMCO VIT Real Return
2025	436,105	16.81	16.81	7,328,157	3.31	1.20	1.20	6.53	6.53
2024	508,185	15.78	15.78	8,014,666	0.03	1.20	1.20	0.90	0.90
2023	594,974	15.64	15.64	9,300,279	0.03	1.20	1.20	2.42	2.42
2022	698,283	15.27	15.27	10,656,995	0.07	1.20	1.20	(12.94)	(12.94)
2021	688,270	17.54	17.54	12,068,157	0.05	1.20	1.20	4.34	4.34
Royce Micro-Cap
2025	78,052	30.49	30.49	2,375,917	—	1.20	1.20	12.51	12.51
2024	88,291	27.10	27.10	2,388,889	—	1.20	1.20	12.31	12.31
2023	97,569	24.13	24.13	2,351,184	—	1.20	1.20	17.36	17.36
2022	104,330	20.56	20.56	2,142,386	—	1.20	1.20	(23.37)	(23.37)
2021	117,865	26.83	26.83	3,158,700	—	1.20	1.20	28.43	28.43

33

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

34

PART C
OTHER INFORMATION
Item 27. Exhibits
Exhibit Number	Description	Location
(a)	Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account	Incorporated herein by reference to the Exhibits filed with Registration Statement No.002-89328 (filed August 17, 1998)
(b)	Form of Custody Agreements	Not Applicable
(c)(1)	Facilities Agreement	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2019)
(c)(2)	SBL Variable Products Sales Agreement (Form 9482C 7-00)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002)
(c)(3)	SBL Variable Products Schedule of Commissions Variflex – Variable Annuity (Form VA 6275 R10-12)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 30, 2015)
(c)(4)	SBL Variable Products Schedule of Asset-Based Commissions (Form 9130 R7-00)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 11, 2001)
(c)(5)	Marketing Organization Agreement	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 29, 2008)
(c)(6)	SBL Variable Products Variflex Variable Annuity Commission Schedule Amendment	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 11, 2001)
(c)(7)	Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, and SBL Variable Product Sales Agreement	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004)
(c)(8)	Distribution Agreement	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 28, 2017)
(d)(1)	Individual Contract (Form V6023 1-98)	Incorporated herein by reference to the Exhibits filed with Registration Statement No.002-89328 (filed August 17, 1998)
(d)(2)	Individual Contract-Unisex (Form V6023 1-98U)	Incorporated herein by reference to the Exhibits filed with Registration Statement No.002-89328 (filed August 17, 1998)
(d)(3)	Group Allocated Contract (Form GV6023 1-98)	Incorporated herein by reference to the Exhibits filed with Registration Statement No.002-89328 (filed August 17, 1998)
(d)(4)	Group Allocated Contract-Unisex (Form GV6023 1-98U)	Incorporated herein by reference to the Exhibits filed with Registration Statement No.002-89328 (filed August 17, 1998)
(d)(5)	Group Certificate (Form GVC6023 1-98)	Incorporated herein by reference to the Exhibits filed with Registration Statement No.002-89328 (filed August 17, 1998)
(d)(6)	Group Certificate-Unisex (Form GVC6023 1-98U)	Incorporated herein by reference to the Exhibits filed with Registration Statement No.002-89328 (filed August 17, 1998)
(d)(7)	Group Unallocated Contract (Form GV6317 2-88)	Incorporated herein by reference to the Exhibits filed with Registration Statement No.002-89328 (filed April 30, 1997)
(d)(8)	Loan Endorsement (Form V6066 10-00)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002)
(d)(9)	Group Loan Provision Certificate (Form GV6821 L-4 1-97)	Incorporated herein by reference to the Exhibits filed with Registration Statement No.002-89328 (filed April 30, 1997)
(d)(10)	Individual Stepped-Up Death Benefit Endorsement (Form V6050 3-96)	Incorporated herein by reference to the Exhibits filed with Registration Statement No.002-89328 (filed April 30, 1997)
(d)(11)	Group Stepped-Up Death Benefit Endorsement (Form V6050A 3-96)	Incorporated herein by reference to the Exhibits filed with Registration Statement No.002-89328 (filed April 30, 1997)
(d)(12)	Group Stepped-Up Death Benefit Certificate (Form V6050C 3-96)	Incorporated herein by reference to the Exhibits filed with Registration Statement No.002-89328 (filed April 30, 1997)
(d)(13)	Individual Withdrawal Charge Waiver (Form V6051 3-96)	Incorporated herein by reference to the Exhibits filed with Registration Statement No.002-89328 (filed April 30, 1997)
1

Exhibit Number	Description	Location
(d)(14)	Group Withdrawal Charge Waiver (Form GV6051 3-96)	Incorporated herein by reference to the Exhibits filed with Registration Statement No.002-89328 (filed April 30, 1997)
(d)(15)	Group Withdrawal Charge Waiver Certificate (Form GV6051C 3-96)	Incorporated herein by reference to the Exhibits filed with Registration Statement No.002-89328 (filed April 30, 1997)
(d)(16)	Group and Individual IRA Endorsement (Form 4453C-5 R9-96)	Incorporated herein by reference to the Exhibits filed with Registration Statement No.002-89328 (filed April 30, 1997)
(d)(17)	SIMPLE IRA Endorsement (Form 4453C-5S R9-03)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-93947 (filed April 30, 2004)
(d)(18)	TSA Endorsement (Form V6101 R9-10)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 15, 2011)
(d)(19)	457 Endorsement (Form V6054 2-98)	Incorporated herein by reference to the Exhibits filed with Registration Statement No.333-36529 (filed August 31, 1998)
(d)(20)	403(a) Endorsement (Form V6057 10-98)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 30, 1999)
(d)(21)	Roth IRA Endorsement (Form V6851A R9-10)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 15, 2011)
(d)(22)	Method for Deductions Endorsement (Form V6071 3-01)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 11, 2001)
(d)(23)	Texas Optional Retirement Plan Rider (Form V6932G 7-00)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 11, 2001)
(d)(24)	Traditional IRA Endorsement (Form V6849A R9-10)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 15, 2011)
(d)(25)	Terminal Illness (Form V6051 TI 2-97)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 8, 2002)
(d)(26)	Non-Qualified Endorsement (Form V6822 1-85)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 8, 2002)
(d)(27)	Individual Contract (Form V6016 1-88)	Incorporated herein by reference to the Exhibits filed with Registration Statement No.002-89328 (filed April 30, 1997)
(d)(28)	Individual Contract (Form V6009 R11-81)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 27, 2009)
(e)(1)	Group and Individual Application (Form V7567 9-05)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 28, 2006)
(e)(2)	Group Enrollment (Form GV7581 1-98)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed May 1, 2000)
(e)(3)	Individual Application (Form V7585 01-22)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 29, 2022)
f(1)	Composite of Articles of Incorporation of SBL	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 23, 2005)
f(2)	Bylaws of SBL	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 29, 2016).
(g)	Reinsurance Contracts	Not Applicable
(h)(1)	Participation Agreement – AIM	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed February 21, 2013)
(h)(3)	Participation Agreement – Dreyfus	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed February 21, 2013)
(h)(4)	Participation Agreement – Legg Mason – Variable Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 28, 2017)
(h)(5)	Participation Agreement – Lincoln	Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2024)
(h)(5)	Participation Agreement – MFS	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 29, 2022)
(h)(6)	Participation Agreement – New Age Alpha	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2025)
2

Exhibit Number	Description	Location
(h)(6)	Participation Agreement – Neuberger Berman – AMT Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 29, 2022)
(h)(7)	Participation Agreement – PIMCO – Variable Insurance Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 29, 2020)
(h)(8)	Participation Agreement – Royce Capital Fund	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 29, 2022)
(h)(9)	Participation Agreement – Rydex – Variable	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006)
(h)(9)(i)	Amendment Number 6	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007)
(h)(10)	Participation Agreement – SBL	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2014)
(h)(11)	Information Sharing Agreement – AIM	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(13)	Information Sharing Agreement – Dreyfus	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(14)	Information Sharing Agreement – Legg Mason	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2009)
(h)(15)	Information Sharing Agreement – MFS	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(16)	Information Sharing Agreement – Neuberger Berman	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(17)	Information Sharing Agreement – PIMCO	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(18)	Information Sharing Agreement – Royce	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(19)	Information Sharing Agreement – Rydex	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(20)	Information Sharing Agreement – Security Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007)
(i)	Administrative Contracts	Not Applicable
(j)	Other Material Contracts	Not Applicable
(k)	Opinion of Counsel	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 30, 2015)
(l)(1)	Consent of Independent Registered Public Accounting Firm	Filed herewith
(l)(2)	Consent of Counsel	Filed herewith
(m)	Omitted Financial Statements	Not Applicable
(n)	Initial Capital Agreements	Not Applicable
(o)	Powers of Attorney of Brian J. Beckett, Rui Guo, John F. Guyot, Joseph W. Wittrock and Douglas G. Wolff	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2025).
(p)	Letter Regarding Change in Certifying Accountant	Not Applicable
(q)	Historical Current Limits on Index Gains	Not Applicable
Item 28.
Directors and Officers of the Insurance Company
The directors and principal officers of Security Benefit Life Insurance Company are set forth below.
Name and Principal Business Address*	Positions and Offices with Insurance Company
Douglas G. Wolff	Chief Executive Officer and Director
Brian J. Beckett	Senior Vice President, Chief Financial Officer, and Director
Rui Guo	Senior Vice President, Chief Actuary, Chief Product Officer, and Director
3

Name and Principal Business Address*	Positions and Offices with Insurance Company
John F. Guyot	Senior Vice President, Chief Legal Officer, and Director
Joseph W. Wittrock	Senior Vice President, Chief Investment Officer, and Director
David G. Byrnes	Senior Vice President and Chief Distribution Officer
Justin F. Carroll	Senior Vice President, General Counsel, and Secretary
Lisa J. Flanary	Senior Vice President, Chief Growth Officer
Melinda Lebofsky	Senior Vice President and Chief Human Resources Officer
Sean O’Donoghue	Senior Vice President, Chief Digital and Technology Officer
Richard J. Wells	Senior Vice President, Head of Operations
Kurt E. Auleta	Vice President
Amy L. Chandler	Vice President, Head of Agile Center of Excellence, Six Sigma Master Black Belt
Amy L. Comer	Vice President and Assistant General Counsel
Matt A. Dinkel	Vice President, Chief Risk Officer
Joseph J. Elmy	Vice President, Tax Director
Jilliane R. Erlbacher	Vice President, Head of FP&A
Jackie R. Fox	Vice President – Portfolio Strategy and Delivery
Jennifer L. Fulks	Vice President, Head of HR Operations
Michael M. Grimmett	Vice President, Investments
Duc X. Ho	Vice President, Appointed Actuary
Cherie L. Huffman	Vice President, Chief Compliance Officer and Head of Asset Services
Justin A. Jacquinot	Vice President
James J. Kiley	Vice President
Greg D. Kratz	Vice President
Michael T. Maghini	Vice President
William J. McDonough	Vice President, Investments
Andrea D. Piepho	Vice President, Product Actuary
Aaron Prieksat	Vice President, Chief Accounting Officer
Matthew V. Rocha	Vice President
Lyle S. Semchyshyn	Vice President, Corporate Actuary
Jeanne R. Slusher	Vice President, Chief Auditor
David P. Steffens	Vice President, Centers of Excellence
Aaron M. Tallen	Vice President, Inside Sales, 401k and Defined Contributions
Bhupesh Trivedi	Vice President, Head of Solution Development
Craig P. Weishaar	Vice President, Direct Relationships
Lisa M. Young	Vice President and Treasurer
Gregory C. Garhart	Assistant Vice President, Associate Chief Compliance Officer and AML Chief Compliance Officer
Alison J. Pollock	Second Vice President, Assistant General Counsel, and Assistant Secretary
*Located at One Security Benefit Place, Topeka, KS 66636-0001
Item 29.
Persons Controlled by or Under Common Control with the Insurance Company or Registered Separate Account
Security Benefit Life Insurance Company (“SBL” or “the Company”), is a wholly-owned subsidiary of SBL Holdings, LLC. The Registered Separate Account is a segregated asset account of SBL. The list of companies controlled by or under common control with SBL Holdings, LLC is set forth below.
Name	Jurisdiction	Percent of Voting Securities Owned
Todd L. Boehly, Individual
100 N. Crescent Holdings LLC	DE	100%	by Mayfair Portfolio Trust, LLC
100 N. Crescent LLC	DE	100%	by 100 N. Cresent Holdings LLC
125 West 57th Street Holdings LLC	DE	85.0%	by CI W57th Street Holdings LLC
125 West 57th Street Mezz 2, LLC	DE	100%	by 125 West 57th Street Holdings LLC
125 West 57th Street Mezz, LLC	DE	100%	by 125 West 57th Street Mezz 2, LLC
125 West 57th Street Property Owner LLC	DE	100%	by 125 West 57th Street Holdings LLC
4

Name	Jurisdiction	Percent of Voting Securities Owned
125 West 57th Street Property Owner LLC	DE	100%	by 125 West 57th Street Sole Member, LLC
125 West 57th Street Sole Member, LLC	DE	100%	by 125 West 57th Street Mezz, LLC
13 FEG Alamo Production, LLC	DE	100%	by 13 FEG Asset Production, LLC
13 FEG Asset Production, LLC	DE	100%	by 13FEG Ops, LLC
13 FEG Columbus Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13 FEG Haunted Holdings, LLC	DE	100%	by 13FEG Ops, LLC
13 FEG Haunted Prison, LLC	IL	100%	by 13 FEG Haunted Holdings, LLC
13 FEG Minneapolis LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13 FEG New Orleans, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13 FEG Touring Events, LLC	DE	100%	by 13FEG Ops, LLC
13FEG Houston Holdings, LLC	TN	100%	by 13 FEG Haunted Holdings, LLC
13FEG Immersive Theater, LLC	CA	100%	by 13 FEG Haunted Holdings, LLC
13FEG IP, LLC	DE	100%	by Thirteenth Floor Entertainment Group, LLC
13FEG Jacksonville Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13FEG LA Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13FEG Ops, LLC	DE	100%	by Thirteenth Floor Entertainment Group, LLC
13th Fl Investor, LLC	DE	100%	by Eldridge Sports and Entertainment GP, LP
13th Floor Denver Holdings, LLC	CO	100%	by 13 FEG Haunted Holdings, LLC
1861 Capital, LLC	KS	100%	by Sherwood Park, Inc.
3030 Chain Bridge Road, LLC	DE	90.0%	by SBT Investors, LLC
333 Fish Tacos NY 1, LLC	NY	100%	by Fish Tacos NY 1, LLC
37-41 Mortimer GP LTD	GBR	100%	by Maslow's Group LLP
37-41 Mortimer LP	GBR	99.99%	by 37-41 Mortimer Unit Trust
37-41 Mortimer Nominee 1 Ltd	GBR	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Nominee 2 Ltd	GBR	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Opco Ltd	GBR	100%	by Maslow's Group LLP
37-41 Mortimer Street LLP	GBR	0%	Board rights held by CH Capital A Holdings LLc
37-41 Mortimer Unit Trust	JEY	99.99%	by Maslow's Group LLP
4AIR, LLC	DE	100%	by Lenticular Energy Holdings, LLC
688 Bronx Commissary, LLC	NY	100%	by MPQ 688 Bronx HoldCo, LLC
700 Edgewater Development Mezz, LLC	DE	100%	by CHE Edgewater LLC
700 Edgewater Development Parent, LLC	DE	45.0%	by CHE Edgewater LLC
700 Edgewater Development, LLC	DE	100%	by CHE Edgewater LLC
720 NE Street Holdco LLC	DE	100%	by CHE NE Street LLC
720 NE Street LLC	DE	50.0%	by CHE NE Street LLC
720 NE Street PropCo LLC	DE	100%	by CHE NE Street LLC
9350 Civic Center Drive, LLC	DE	100%	by 9350 Civic Center JV, LLC
9350 Civic Center JV, LLC	DE	50.0%	by SBC Civic Center LLC
A Cigar is Just a Cigar Limited	GBR	100%	by A24 Films LLC
A Cigar is Just a Cigar LLC	DE	100%	by A24 Films LLC
A24 Analytics LLC	DE	100%	by A24 Films LLC
A24 CLT LLC	GBR	100%	by A24 Films LLC
A24 Commerce St LLC	DE	100%	by A24 Films LLC
A24 Distribution, LLC	DE	100%	by A24 Films LLC
A24 Films, LLC	DE	32.1%	by Valence A24, LLC
A24 International LLC	DE	100%	by A24 Films LLC
A24 Investments LLC	DE	100%	by A24 Films LLC
A24 Investor, LLC	DE	100%	by Eldridge Sports and Entertainment GP, LP
A24 Merch LLC	DE	100%	by A24 Films LLC
A24 Music LLC	DE	100%	by A24 Films LLC
A24 Publishing LLC	DE	100%	by A24 Films LLC
A24 Services, LLC	DE	100%	by A24 Films LLC
A24 Studios Limited	GBR	100%	by A24 Films LLC
5

Name	Jurisdiction	Percent of Voting Securities Owned
A24 Studios LLC	DE	100%	by A24 Films LLC
A24 Sunset LLC	DE	100%	by A24 Films LLC
A24 TV Inc.	DE	100%	by After The Fact LLC
A24 TV LLC	DE	100%	by A24 Films LLC
A24 Ventures LLC	DE	100%	by A24 Films LLC
ABM JG Greenwich, LLC	DE	100%	by Aurify Brands Management, LLC
Acre Capital Advisors, LLC	DE	100%	by Eldridge Acre Partners, LP
ACZ Investments LP	DE	0%	Mgmt. by Eldridge CH GP LLC
ACZ PB Holdings, LLC	DE	100%	by ACZ Investments LP
ACZ Students LLC	DE	100%	by ACZ Investments LP
Adore Matchmaking LLC	DE	100%	by After The Fact LLC
Adore Rights LLC	DE	100%	by A24 Films LLC
Adult Braces LLC	DE	100%	by A24 Films LLC
Adult Braces Rights LLC	DE	100%	by A24 Films LLC
AECOM Capital Real Estate Fund II GP, LLC	DE	100%	by Eldridge Acre Partners GP, LLC
Aero Solutions Srl	Italy	100%	by Sirio S.p.A.
After The Fact LLC	DE	100%	by A24 Films LLC
AG JapanResorts Management K.K.	Japan	100%	by AP Hakone Pte. Limited
Air Eldridge LLC	DE	100%	by Eldridge Corporate Services, LLC
Aircraft Hangar Services LLC	DE	100%	by Air Eldridge LLC
Allbright Collective Limited	GBR	100%	by EW InvestCo Limited
AltAlpha Vintage, L.P.	DE	0%	Mgmt. by CAIS AltAlpha Vintage LLC
Altar Pictures LLC	DE	100%	by A24 Films LLC
Altar Productions MB Inc.	CAN	99.0%	by Altar Pictures LLC
Aman Group S.a.r.l.	Switzerland	100%	by Mana OpCo Limited
Aman Miami Hotel LLC	DE	100%	by Aman North America
Aman Miami Residences LLC	DE	100%	by Aman North America
Aman New York Hotel LLC	DE	100%	by Aman North America
Aman New York Residences LLC	DE	100%	by Aman North America
Aman North America	DE	100%	by Aman Group S.a.r.l.
Aman Property Corp	DE	100%	by Aman North America
Amanresorts International Pte Ltd	Singapore	100%	by Aman Group S.a.r.l.
Amanresorts Management B.V.	Netherlands	100%	by Aman Group S.a.r.l.
Amicross Ltd	Cyprus	35.0%	by Amrit Venture Limited
Amrit Investment Limited	UAE	100%	by Mana Holdco Limited
Amrit Venture Limited	UAE	100%	by Amrit Investment Limited
AOG, LLC	OH	100%	by Fairgrave Omlie, LLC
AP Hakone Pte. Limited	Singapore	100%	by Mana Holdco Limited
Apocalypse Events LLC	CO	100%	by 13 FEG Touring Events, LLC
APQ 1131 Madison Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ 1399 Madison NY, LLC	DE	100%	by LPQ USA, LLC
APQ 1592 First Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ 17th Street DC, LLC	DE	100%	by LPQ USA, LLC
APQ 33 Bakery Annex NY, LLC	DE	100%	by LPQ USA, LLC
APQ 33 Street Bakery NY, LLC	DE	100%	by LPQ USA, LLC
APQ 85 Broad NY, LLC	DE	100%	by LPQ USA, LLC
APQ 8th and Walnut PA, LLC	DE	100%	by LPQ USA, LLC
APQ Americana CA, LLC	DE	100%	by LPQ USA, LLC
APQ Beverly Hills CA, LLC	DE	100%	by LPQ USA, LLC
APQ Blaine Mansion DC, LLC	DE	100%	by LPQ USA, LLC
APQ Bleecker NY, LLC	DE	100%	by LPQ USA, LLC
APQ Bryant Park Kiosk NY, LLC	DE	100%	by LPQ USA, LLC
APQ Bryant Park NY, LLC	DE	100%	by LPQ USA, LLC
6

Name	Jurisdiction	Percent of Voting Securities Owned
APQ Capitol Hill DC, LLC	DE	100%	by LPQ USA, LLC
APQ Carnegie Hill NY, LLC	DE	100%	by LPQ USA, LLC
APQ Carroll Square DC, LLC	DE	100%	by LPQ USA, LLC
APQ Claremont CA, LLC	DE	100%	by LPQ USA, LLC
APQ Coconut Grove FL, LLC	DE	100%	by LPQ USA, LLC
APQ E65 NY, LLC	DE	100%	by LPQ USA, LLC
APQ Encino Bakery CA, LLC	DE	100%	by LPQ USA, LLC
APQ First Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ Florence Bakery Annex CA, LLC	DE	100%	by LPQ USA, LLC
APQ Garden City NY, LLC	DE	100%	by LPQ USA, LLC
APQ Grand Central West NY, LLC	DE	100%	by LPQ USA, LLC
APQ Greenwich CT, LLC	DE	100%	by LPQ USA, LLC
APQ Larchmont CA, LLC	DE	100%	by LPQ USA, LLC
APQ Lincoln Square NY, LLC	DE	100%	by LPQ USA, LLC
APQ Manhattan Beach CA, LLC	DE	100%	by LPQ USA, LLC
APQ Merrifield VA, LLC	DE	100%	by LPQ USA, LLC
APQ Mineral Springs NY, LLC	DE	100%	by LPQ USA, LLC
APQ New Canaan CT, LLC	DE	100%	by LPQ USA, LLC
APQ Rye NY, LLC	DE	100%	by LPQ USA, LLC
APQ Sailboat Pond NY, LLC	DE	100%	by LPQ USA, LLC
APQ South End Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ South Gayley CA, LLC	DE	100%	by LPQ USA, LLC
APQ Studio City CA, LLC	DE	100%	by LPQ USA, LLC
APQ Tribeca NY, LLC	DE	100%	by LPQ USA, LLC
APQ Tuxedo Bakery MD, LLC	DE	100%	by LPQ USA, LLC
APQ Verdi Park NY, LLC	DE	100%	by LPQ USA, LLC
APQ Villa Marina CA, LLC	DE	100%	by LPQ USA, LLC
APQ Westlake CA, LLC	DE	100%	by LPQ USA, LLC
APQ Westport CT, LLC	DE	100%	by LPQ USA, LLC
APQ Wildwood MD, LLC	DE	100%	by LPQ USA, LLC
Arch Portfolio Trust, LLC	DE	100%	by EPH, LLC
Armstrong Portfolio Trust, LLC	DE	100%	by EPH, LLC
Arstar Productions, LLC	CA	100%	by Keshet/dcp LLC
Asbury Boss, LLC	DE	100%	by Eldridge IP Holdings LLC
Asian Perspective Media, LLC	DE	85.0%	by Valence APM, LLC
Associated Aircraft Group, LLC	DE	100%	by Flexjet Vertical Lift, LLC
Asylum Holdings, LLC	CO	100%	by 13 FEG Haunted Holdings, LLC
Async Pictures Inc.	CAN	100%	by Backrooms Rights LLC
Atlas Funding, LLC	DE	100%	by Lenox Portfolio Trust, LLC
Atlas FundingCo GP LLC	DE	100%	by Eldridge Industries, LLC
Atlas HI GP LLC	DE	100%	by CI AM LP
Atlas IntermediateCo LLC	DE	100%	by Atlas Venture Holdings LP
Atlas MezzCo GP LLC	DE	100%	by Eldridge Industries, LLC
Atlas Venture Holdings LP	DE	50.0%	by ACZ Investments LP
Atlas Venture Investment CIP LP	DE	50.0%	by CI AM LP
Atlas Venture Investment LP	DE	100%	by Atlas Venture Holdings LP
Auburndale, LLC	KS	100%	by Sherwood Park, Inc.
Augusta Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Auld Fella UK Limited	GBR	100%	by MRC II Holdings, LP
Auld Fella, LLC	CA	100%	by MRC II Holdings, LP
Aurify Brands Holdings, LLC	NY	100%	by Aurify Brands, LLC
Aurify Brands Management, LLC	DE	100%	by Aurify Brands, LLC
Aurify Brands, LLC	NY	89.98%	by Eldridge Convive Holdings, LLC
7

Name	Jurisdiction	Percent of Voting Securities Owned
Aurify Fish Tacos Holdings LLC	NY	100%	by Aurify Brands Holdings, LLC
Ausenco Bidco, LLC	DE	100%	by Ausenco Holdings, LLC
Ausenco Funding, LLC	DE	100%	by Eldridge Industries, LLC
Ausenco Holdings, LLC	DE	100%	by Ausenco Funding, LLC
Ausenco Investors, LLC	DE	50.0%	by Eldridge Ausenco Holdings, LLC
Avon Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
B.L. Bluepro Holdings Ltd	Cyprus	100%	by Devenetco Ltd
Backrooms Rights LLC	DE	100%	by A24 Films LLC
Baia Waterviews LLC	DE	100%	by CHE Edgewater LLC
Baldwin Portfolio Trust, LLC	DE	100%	by EPH, LLC
Ballinshire Asset Holdings, LLC	DE	100%	by Ballinshire Capital Funding Trust
Ballinshire Asset Holdings, LLC	DE	100%	by EPH Holdings, LLC
Ballinshire Capital Funding Trust	DE	100%	by EPH Holdings, LLC
Ballinshire FA Holdings, LLC	NJ	100%	by Ballinshire Capital Funding Trust
Bambino Films LLC	DE	100%	by MRC II Holdings, LP
Bambino Films UK Limited	GBR	100%	by MRC II Holdings, LP
Banner Creek Bridge, LLC	KS	100%	by Sherwood Park, Inc.
BBMA Holdings I, LLC	DE	100%	by DCP Holdings DE, LLC
BBMA Holdings, LLC	DE	100%	by DCP Rights, LLC
BBMA Parent, LLC	DE	100%	by CP Investment Holdings, LLC
BCAP AMZ POZ 2 sp. z o.o	LUX	100%	by Blackbrook Property Holdings SARL
BCAP DF 1 Aps	LUX	100%	by BCAP DF 1 Holdings ApS
BCAP DF 1 Holdings ApS	LUX	100%	by Blackbrook Property Holdings SARL
BCAP DF 6 ApS	LUX	100%	by BCAP DF 1 Holdings ApS
BCAP EK SBRY 3 Ltd	LUX	100%	by Blackbrook Property Holdings SARL
BCAP ERFURT 2 SARL	LUX	100%	by BCAP GE Holdings 3 SARL
BCAP ERFURT SARL	LUX	100%	by BCAP GE Holdings 2 SARL
BCAP EROS 5 SLU	LUX	100%	by Fental Investments SLU
BCAP FW 12 Holdings Ltd	LUX	100%	by Blackbrook Property Holdings SARL
BCAP FW 12 Ltd	LUX	100%	by BCAP FW 12 Holdings Ltd
BCAP GE Holdings 2 SARL	LUX	100%	by Blackbrook Property Holdings SARL
BCAP GE Holdings 3 SARL	LUX	100%	by Blackbrook Property Holdings SARL
BCAP GE Holdings SARL	LUX	100%	by Blackbrook Property Holdings SARL
BCAP GX 11 Holdings Ltd	LUX	100%	by Blackbrook Property Holdings SARL
BCAP GX Ltd	LUX	100%	by BCAP GX 11 Holdings Ltd
BCAP ILLE 9 Holdings S.L.	LUX	100%	by Blackbrook Property Holdings SARL
BCAP Illescas9 Property S.L.	LUX	95.0%	by BCAP ILLE 9 Holdings S.L.
BCAP Ketsch SARL	LUX	100%	by BCAP GE Holdings SARL
BCAP NL Holdings SARL	LUX	100%	by Blackbrook Property Holdings SARL
BCAP RD 13 Holdings Ltd	LUX	100%	by Blackbrook Property Holdings SARL
BCAP RD 13 Ltd	LUX	100%	by BCAP RD 13 Holdings Ltd
BCAP Sens GP SARL	LUX	100%	by Blackbrook Capital (Europe) SARL
BCAP Sens SAS	LUX	100%	by BCAP Sens SCSP
BCAP Sens SCSP	LUX	0%	Mgmt. by BCAP Sens GP SARL
BCAP Sens SCSP	LUX	99.0%	by Blackbrook Property Trading SARL
BCAP SG 7 Holdings Ltd	LUX	100%	by Blackbrook Property Holdings SARL
BCAP SG 7 Ltd	LUX	100%	by BCAP SG 7 Holdings Ltd
BCAP TAP 10 Holdings Sp.zo.o	LUX	100%	by Blackbrook Property Holdings SARL
BCAP TAP 10 Sp.zo.o	LUX	95.0%	by BCAP TAP 10 Holdings Sp.zo.o
BCAP VM 8 SARL	LUX	100%	by BCAP NL Holdings SARL
BCM 625 Broadway Holdco LLC	DE	93.0%	by CI San Diego Holdings LLC
BCM 625 Broadway LLC	DE	100%	by BCM 625 Broadway Mezz, LLC
BCM 625 Broadway Mezz, LLC	DE	100%	by BCM 625 Broadway Holdco LLC
8

Name	Jurisdiction	Percent of Voting Securities Owned
Beach Hotel Associates LLC	DE	100%	by EC 17th Street MezzCo LLC
Bear Season Productions Inc.	CAN	100%	by A24 Films LLC
Bedford Portfolio Trust, LLC	DE	100%	by EPH, LLC
Beef LLC	DE	100%	by A24 Films LLC
Bellwether Alternative Income Access Fund LLC	DE	100%	by Capital Integration Systems LLC
Bellwether Global Real Estate & Infrastructure Access Fund LLC	DE	100%	by Capital Integration Systems LLC
Bend & Snap LLC	DE	100%	by A24 Films LLC
Benedict White, LLC	CA	100%	by MRC II Holdings, LP
Bentley Park, LLC	DE	100%	by Security Benefit Life Insurance Company
BF Dining Limited	GBR	100%	by Brava Hospitality Group Limited
BH Luxury Residences, LLC	DE	100%	by BHLR Intermediate Co, LLC
BHLR Intermediate Co, LLC	DE	100%	by BHLR Investco, LLC
BHLR Investco, LLC	DE	65.0%	by OBH HoldCo LLC
Big Springs, LLC	KS	100%	by Dayton Funding, LLC
Bilbao Asset Holdings, LLC	DE	100%	by Bilbao Capital, LLC
Bilbao Capital, LLC	DE	100%	by SBT Investors, LLC
Bilbao-KCI, LLC	DE	90.0%	by Bilbao Capital, LLC
Billboard IP Holdings LLC	DE	50.0%	by Billboard Media, LLC
Billboard IP Holdings, LLC	DE	50.0%	by BBMA Holdings, LLC
Billboard Media, LLC	DE	100%	by PME Music, LLC
Binney Park Capital, LLC	DE	0%	Mgmt. by Panagram Structured Asset Management, LLC
Birdie 3 Limited	GBR	100%	by Eagle 2 Limited
Blackbrook Capital (Europe) Carry LP	GBR	0%	Mgmt. by Blackbrook Capital (Europe) GP, LLC
Blackbrook Capital (Europe) GP, LLC	DE	100%	by Eldridge BB Holdings, LLC
Blackbrook Capital (Europe) Limited	GBR	100%	by Blackbrook Capital (Europe) LP
Blackbrook Capital (Europe) LP	GBR	0%	Mgmt. by Blackbrook Capital (Europe) GP, LLC
Blackbrook Capital (Europe) LP	GBR	96.03%	by Eldridge BBLP, LLC
Blackbrook Capital (Europe) SARL	LUX	100%	by Blackbrook Capital (Europe) LP
Blackbrook Property Holdings SARL	LUX	100%	by Blackbrook Capital (Europe) SARL
Blackbrook Property Trading SARL	LUX	100%	by Blackbrook Capital (Europe) SARL
BlackRock Impact Opportunities (CAIS), L.P.	DE	0%	Mgmt. by CAIS BlackRock Impact Opportunities GP LLC
Blue Cat Productions, LLC	DE	100%	by MRC II Holdings, LP
Bluefin Tuna LLC	LA	100%	by A24 Films LLC
Bluefin Tuna Rights LLC	DE	100%	by A24 Films LLC
Bombshow Productions, LLC	CA	100%	by Keshet/dcp LLC
Brava Hospitality Group Limited	GBR	90.00%	by Cain PE (UK) Limited
Brewskee Limited	GBR	100%	by Competitive Socialising Limited
Bridge Road Southall 2 Limited	GBR	100%	by Bridge Road Southall Limited
Bridge Road Southall Limited	GBR	100%	by HoneyMonster HoldCo 2 Limited
Bridge Road Southall NewCo Limited	GBR	100%	by Bridge Road Southall Limited
Brief Recess LLC	DE	100%	by A24 Films LLC
Brightside CDN Productions Inc.	CAN	100%	by MRC II Holdings, LP
Brightside Productions LLC	CA	100%	by MRC II Holdings, LP
Brightside Productions LLC	NJ	100%	by MRC II Holdings, LP
Bronx to Brooklyn LLC	DE	100%	by A24 Films LLC
Brook Creek Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Brooks Portfolio Trust, LLC	DE	100%	by EPH, LLC
Brookville Industries, LLC	KS	100%	by Dayton Funding, LLC
Bruce Park Portfolio Trust, LLC	DE	100%	by EPH, LLC
Buda Hills JV B.V.	Netherlands	90.0%	by CIEF1 UK Holdings Limited
9

Name	Jurisdiction	Percent of Voting Securities Owned
Businesswoman Special LLC	DE	100%	by A24 Films LLC
Businesswoman Special Productions Inc.	CAN	100%	by BWS Rights LLC
BWS Rights LLC	DE	100%	by A24 Films LLC
Caboletix Lda	LUX	50.0%	by Simpatica Decisao Unipessoal Lda.
Caboletix Lda	LUX	50.0%	by Simples Rotina Unipessoal Lda.
Caesars Request LLC	DE	100%	by A24 Films LLC
Cain Development GP LLC	DE	100%	by Cain International II LP
Cain Development LP	DE	100%	by Cain International II LP
Cain FinCo LLC	DE	100%	by Cain International LP
Cain Global Real Estate Fund 1 LP	DE	31.77%	by Cain RE LLC
Cain Hoy Finance Limited	GBR	100%	by Cain PE LLC
Cain Hoy UK Holdings Limited	MLT	100%	by CHE UK Holdings LP
Cain Hoy US LLC	DE	100%	by Cain International LP
Cain International Advisers Ltd	GBR	100%	by CI UK Master Holdings Limited
Cain International Agent Ltd	GBR	100%	by CI AM LP
Cain International European Real Estate Opportunity Fund I GP Limited	GBR	100%	by CI AM LP
Cain International European Real Estate Opportunity Fund I GP Limited	JEY	100%	by CI AM LP
Cain International European Real Estate Opportunity Fund I LP	GBR	0%	Mgmt. by Cain International European Real Estate Opportunity Fund I GP Limited
Cain International European Real Estate Opportunity Fund I LP	JEY	0%	Mgmt. by Cain International European Real Estate Opportunity Fund I GP Limited
Cain International II LP	DE	0%	Mgmt. by Eldridge CH GP LLC
Cain International LP	DE	0%	Mgmt. by Eldridge CH GP LLC
Cain International Management Ltd	GBR	100%	by CI AM LP
Cain International UK Services Ltd	GBR	100%	by CI UK Master Holdings Limited
Cain International US Services LP	DE	0%	Mgmt. by CI US Services GP LLC
Cain PE (UK) Limited	GBR	100%	by Cain PE LLC
Cain PE LLC	DE	100%	by Cain International LP
Cain RE LLC	DE	100%	by Cain International LP
Cain Title Holdings LLC	DE	60.0%	by Cain Title Holdings LLC
Cain Title Holdings LLC	DE	100%	by CI AM LP
CAIS 26North Private Equity Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS 26North Private Equity Fund I, L.P.	DE	0%	Mgmt. by CAIS 26North Private Equity Fund I GP LLC
CAIS Access Fund - Asia Fund IV GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Access Fund - Asia Fund IV LP	DE	0%	Mgmt. by CAIS Access Fund - Asia Fund IV GP LLC
CAIS Access Fund - BCRE I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Access Fund - BCRE I LP	DE	0%	Mgmt. by CAIS Access Fund - BCRE I GP LLC
CAIS Access Fund - BCRE II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Access Fund - BCRE II LP	DE	0%	Mgmt. by CAIS Access Fund - BCRE II GP LLC
CAIS Access Fund - MMC 2018 (Offshore) LP	CYM	0%	Mgmt. by CAIS Access Fund - MMC 2018 GP LLC
CAIS Access Fund - MMC 2018 GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Access Fund - MMC 2018 LP	DE	0%	Mgmt. by CAIS Access Fund - MMC 2018 GP LLC
CAIS Adams Street Private Income Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS Alkeon Innovation Private Series II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Alkeon Innovation Private Series II LP	DE	0%	Mgmt. by CAIS Alkeon Innovation Private Series II GP LLC
CAIS AltAlpha Vintage LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo Aligned Alternatives Fund (TE) LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo Aligned Alternatives Offshore Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
10

Name	Jurisdiction	Percent of Voting Securities Owned
CAIS Apollo Debt Solutions BDC Offshore Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Apollo HV Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo Hybrid Value Access Fund LP	DE	0%	Mgmt. by CAIS Apollo HV Access Fund GP LLC
CAIS Apollo Infrastructure Opportunities II Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo Infrastructure Opportunities II Access Fund LP	DE	0%	Mgmt. by CAIS Apollo Infrastructure Opportunities II Access Fund GP LLC
CAIS Apollo Investment Fund X GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo Investment Fund X Offshore GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo Investment Fund X Offshore, LP	CYM	0%	Mgmt. by CAIS Apollo Investment Fund X Offshore GP LLC
CAIS Apollo Investment Fund X, LP	DE	0%	Mgmt. by CAIS Apollo Investment Fund X GP LLC
CAIS Apollo S3 Equity & Hybrid Solutions Fund (TE) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo S3 Equity & Hybrid Solutions Fund (TE), L.P.	DE	0%	Mgmt. by CAIS Apollo S3 Equity & Hybrid Solutions Fund (TE) GP LLC
CAIS Apollo S3 Equity & Hybrid Solutions Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo S3 Equity & Hybrid Solutions Fund Offshore GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo S3 Equity & Hybrid Solutions Fund Offshore, L.P.	CYM	0%	Mgmt. by CAIS Apollo S3 Equity & Hybrid Solutions Fund Offshore GP LLC
CAIS Apollo S3 Equity & Hybrid Solutions Fund, L.P.	DE	0%	Mgmt. by CAIS Apollo S3 Equity & Hybrid Solutions Fund GP LLC
CAIS Ares Corporate Opportunities Fund VII GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Ares Corporate Opportunities Fund VII, L.P.	DE	0%	Mgmt. by CAIS Ares Corporate Opportunities Fund VII GP LLC
CAIS Ares Senior Direct Lending II (TE) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Ares Senior Direct Lending II (TE) LP	DE	0%	Mgmt. by CAIS Ares Senior Direct Lending II (TE) GP LLC
CAIS Ares Senior Direct Lending II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Ares Senior Direct Lending II LP	DE	0%	Mgmt. by CAIS Ares Senior Direct Lending II GP LLC
CAIS Ares Senior Direct Lending III GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Ares Senior Direct Lending III TE GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Ares Senior Direct Lending III TE, L.P.	DE	0%	Mgmt. by CAIS Ares Senior Direct Lending III TE GP LLC
CAIS Ares Senior Direct Lending III, L.P.	DE	0%	Mgmt. by CAIS Ares Senior Direct Lending III GP LLC
CAIS Avenue Venture Opportunities Fund II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Avenue Venture Opportunities Fund II, L.P.	DE	0%	Mgmt. by CAIS Avenue Venture Opportunities Fund II GP LLC
CAIS BC Fund XIII, GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS BC Fund XIII, LP	DE	0%	Mgmt. by CAIS BC Fund XIII, GP LLC
CAIS BlackRock Impact Opportunities GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blackstone Growth GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blackstone Growth LP	DE	0%	Mgmt. by CAIS Blackstone Growth GP LLC
CAIS Blackstone Tactical Opportunities Fund IV GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blackstone Tactical Opportunities Fund IV LP	DE	0%	Mgmt. by CAIS Blackstone Tactical Opportunities Fund IV GP LLC
11

Name	Jurisdiction	Percent of Voting Securities Owned
CAIS Blackstone TAS V GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blackstone TAS V LP	DE	0%	Mgmt. by CAIS Blackstone TAS V GP LLC
CAIS Blackstone TAS VI GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blackstone TAS VI LP	DE	0%	Mgmt. by CAIS Blackstone TAS VI GP LLC
CAIS Blue Owl GP Stakes VI (TE) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blue Owl GP Stakes VI (TE), L.P.	DE	0%	Mgmt. by CAIS Blue Owl GP Stakes VI (TE) GP LLC
CAIS Blue Owl GP Stakes VI GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blue Owl GP Stakes VI, L.P.	DE	0%	Mgmt. by CAIS Blue Owl GP Stakes VI GP LLC
CAIS Blue Owl Real Estate Fund VII GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blue Owl Real Estate Fund VII, L.P.	DE	0%	Mgmt. by CAIS Blue Owl Real Estate Fund VII GP LLC
CAIS Blue Owl Strategic Equity GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blue Owl Strategic Equity, L.P.	DE	0%	Mgmt. by CAIS Blue Owl Strategic Equity GP LLC
CAIS Bonaccord Capital Partners III GP LLC		100%	by Capital Integration Systems LLC
CAIS Bonaccord Capital Partners III, L.P.	DE	0%	CAIS Bonaccord Capital Partners III GP LLC
CAIS Bridge Net Lease Income Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Bridge Net Lease Income Fund, L.P.	DE	0%	Mgmt. by CAIS Bridge Net Lease Income Fund GP LLC
CAIS BSP SSP II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS BSP SSP II, L.P.	DE	0%	Mgmt. by CAIS BSP SSP II GP LLC
CAIS BTAS VIII Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS BTAS VIII Access Fund, LP	DE	0%	Mgmt. by CAIS BTAS VIII Access Fund GP LLC
CAIS Capital LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Direct Access GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Direct Access II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Direct Access II LP	DE	0%	Mgmt. by CAIS Carlyle Direct Access II GP LLC
CAIS Carlyle Direct Access LP	DE	0%	Mgmt. by CAIS Carlyle Direct Access GP LLC
CAIS Carlyle Realty Partners IX Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Realty Partners IX Access Fund LP	DE	0%	Mgmt. by CAIS Carlyle Realty Partners IX Access Fund GP LLC
CAIS Carlyle Renewable and Sustainable Energy Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Renewable and Sustainable Energy Fund LP	DE	0%	Mgmt. by CAIS Carlyle Renewable and Sustainable Energy Fund GP LLC
CAIS Commerce Street Private Credit Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Commerce Street Private Equity Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Crawford Lake Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Crow Holdings Fund X GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Crow Holdings Fund X, L.P.	DE	0%	Mgmt. by CAIS Crow Holdings Fund X GP LLC
CAIS Davidson Kempner Opportunities Fund VII GP LLC		100%	by Capital Integration Systems LLC
CAIS Davidson Kempner Opportunities Fund VII, L.P.	DE	0%	Mgmt. by CAIS Davidson Kempner Opportunities Fund VII GP LLC
CAIS Davidson Kempner Partners Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS Davidson Kempner Real Estate Opportunities Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Davidson Kempner Real Estate Opportunities Fund, L.P.	DE	0%	Mgmt. by CAIS Davidson Kempner Real Estate Opportunities Fund GP LLC
CAIS DES Composite Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS DES Lithic LLC	DE	100%	by Capital Integration Systems LLC
12

Name	Jurisdiction	Percent of Voting Securities Owned
CAIS DES Oculus LLC	DE	100%	by Capital Integration Systems LLC
CAIS DES Oculus Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Financial Credit Investment IV Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Financial Credit Investment IV Access Fund LP	DE	0%	Mgmt. by CAIS Financial Credit Investment IV Access Fund GP LLC
CAIS Franklin BSP Real Estate Opportunistic Debt Fund II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Franklin BSP Real Estate Opportunistic Debt Fund II, L.P.	DE	0%	Mgmt. by CAIS Franklin BSP Real Estate Opportunistic Debt Fund II GP LLC
CAIS GLT Private Alts Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS HPS Strategic Investment Partners V GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS HPS Strategic Investment Partners V, L.P.	DE	0%	Mgmt. by CAIS HPS Strategic Investment Partners V GP LLC
CAIS ICG Core Private Equity Fund, LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICG LP Secondaries Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICG LP Secondaries Fund I, L.P.	DE	0%	Mgmt. by CAIS ICG LP Secondaries Fund I GP LLC
CAIS ICG LP Secondaries Fund II GP LLC		100%	by Capital Integration Systems LLC
CAIS ICG LP Secondaries Fund II, L.P.	DE	0%	CAIS ICG LP Secondaries Fund II GP LLC
CAIS ICG Strategic Equity III GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICG Strategic Equity III LP	DE	0%	Mgmt. by CAIS ICG Strategic Equity III GP LLC
CAIS ICG Strategic Equity IV GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICG Strategic Equity IV LP	DE	0%	Mgmt. by CAIS ICG Strategic Equity IV GP LLC
CAIS ICG Strategic Equity V GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICG Strategic Equity V, L.P.	DE	0%	Mgmt. by CAIS ICG Strategic Equity V GP LLC
CAIS ICGSEIV Offshore GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICGSEIV Offshore, L.P.	CYM	0%	Mgmt. by CAIS ICGSEIV Offshore GP LLC
CAIS ICGSEV Offshore GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICGSEV Offshore, L.P.	CYM	0%	Mgmt. by CAIS ICGSEV Offshore GP LLC
CAIS Insurance Solutions LLC	DE	100%	by Capital Integration Systems LLC
CAIS Jain Global Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS KKR Ascendant Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS KKR Ascendant Fund I, L.P.	DE	0%	Mgmt. by CAIS KKR Ascendant Fund I GP LLC
CAIS KKR Asset Based Finance Partners Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS KKR Asset Based Finance Partners Access Fund, LP	DE	0%	Mgmt. by CAIS KKR Asset Based Finance Partners Access Fund GP LLC
CAIS KKR Asset Based Finance Partners Offshore Access Fund, LP	CYM	0%	Mgmt. by CAIS KKR Asset Based Finance Partners Access Fund GP LLC
CAIS KKR North America Fund XIV GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS KKR North America Fund XIV, L.P.	DE	0%	Mgmt. by CAIS KKR North America Fund XIV GP LLC
CAIS Lead Edge Capital VII GP LLC		100%	by Capital Integration Systems LLC
CAIS Lead Edge Capital VII, L.P.	DE	0%	CAIS Lead Edge Capital VII GP LLC
CAIS Leonard Green Equity Investors X GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Leonard Green Equity Investors X, L.P.	DE	0%	Mgmt. by CAIS Leonard Green Equity Investors X GP LLC
CAIS Lexington Middle Market Investors V GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Lexington Middle Market Investors V, L.P.	DE	0%	Mgmt. by CAIS Lexington Middle Market Investors V GP LLC
CAIS LGP Sage Equity Investors GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS LGP Sage Equity Investors, L.P.	DE	0%	Mgmt. by CAIS LGP Sage Equity Investors GP LLC
13

Name	Jurisdiction	Percent of Voting Securities Owned
CAIS Mercer Private Equity Vintage Fund (TE) I LP	DE	0%	Mgmt. by CM PEVF I GP LLC
CAIS Mercer Private Equity Vintage Fund I LP	DE	0%	Mgmt. by CM PEVF I GP LLC
CAIS Mercer Private Equity Vintage Fund II LP	DE	0%	Mgmt. by CM PEVF II GP LLC
CAIS Mercer Private Equity Vintage Fund III LP	DE	0%	Mgmt. by CM PEVF III GP LLC
CAIS Mercer Private Equity Vintage Fund IV LP	DE	0%	Mgmt. by CM PEVF IV GP LLC
CAIS Mercer Private Investments Partners VIII Feeder GP LLC		100%	by Capital Integration Systems LLC
CAIS Mercer Private Investments Partners VIII Feeder, L.P.	DE	0%	Mgmt. by CAIS Mercer Private Investments Partners VIII Feeder GP LLC
CAIS Millennium Intl. Commitment Fund III Ltd. Offshore	CYM	100%	by Capital Integration Systems LLC
CAIS Millennium Intl. Commitment Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Millennium Intl. Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Millennium USA Commitment Fund III GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Millennium USA Commitment Fund III LLC	DE	100%	by Capital Integration Systems LLC
CAIS Millennium USA Commitment Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS Millennium USA LLC	DE	100%	by Capital Integration Systems LLC
CAIS Monroe PCF V (Onshore) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Monroe PCF V (Onshore), L.P.	DE	0%	Mgmt. by CAIS Monroe PCF V (Onshore) GP LLC
CAIS North Rock Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS North Rock Fund, Ltd.	CYM	100%	by Capital Integration Systems LLC
CAIS OT Opportunities XII CAIS (Onshore) Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Paloma International Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Paloma Partners LLC	DE	100%	by Capital Integration Systems LLC
CAIS Partners Group Secondary Fund VIII GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Partners Group Secondary Fund VIII, L.P.	DE	0%	Mgmt. by CAIS Partners Group Secondary Fund VIII GP LLC
CAIS Pinegrove Capital Partners I Access GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Private Equity Core I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Private Equity Core I, L.P.	DE	0%	Mgmt. by CAIS Private Equity Core I GP LLC
CAIS Private Equity Core III GP LLC		100%	by Capital Integration Systems LLC
CAIS Private Equity Core III, L.P.	DE	0%	Mgmt. by CAIS Private Equity Core III GP LLC
CAIS Radnor Equity Partners GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Related Fund IV (TE) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Related Fund IV (TE), L.P.	DE	0%	Mgmt. by CAIS Related Fund IV (TE) GP LLC
CAIS Related Fund IV GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Related Fund IV, L.P.	DE	0%	Mgmt. by CAIS Related Fund IV GP LLC
CAIS Reverence Capital Partners Credit Opportunities Fund II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Reverence Capital Partners Credit Opportunities Fund II, L.P.	DE	0%	Mgmt. by CAIS Reverence Capital Partners Credit Opportunities Fund II GP LLC
CAIS Reverence Partners Opportunities Fund V (PE Fund III) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Reverence Partners Opportunities Fund V (PE Fund III) L.P.	DE	0%	Mgmt. by CAIS Reverence Partners Opportunities Fund V (PE Fund III) GP LLC
CAIS SAM Alternative Investment Opportunities Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Sculptor Master Fund LLC	DE	100%	by Capital Integration Systems LLC
14

Name	Jurisdiction	Percent of Voting Securities Owned
CAIS Sculptor Master Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS SL Alpine II, GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS SL Alpine II, LP	DE	0%	Mgmt. by CAIS SL Alpine II, GP LLC
CAIS SSA Strategic Partners LLC	DE	100%	by Capital Integration Systems LLC
CAIS Stonepeak Infrastructure Fund V GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Stonepeak Infrastructure Fund V, L.P.	DE	0%	Mgmt. by CAIS Stonepeak Infrastructure Fund V GP LLC
CAIS Strategic Investors Fund XI GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Strategic Investors Fund XI, L.P.	DE	100%	by CAIS Strategic Investors Fund XI GP LLC
CAIS TCG Private Credit (Offshore) 2024 GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS TCG Private Credit 2024 GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS TCG Private Equity 2022 GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Third Point Offshore Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Third Point Partners LLC	DE	100%	by Capital Integration Systems LLC
CAIS Veritas PE IX GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Veritas PE IX, L.P.	DE	0%	Mgmt. by CAIS Veritas PE IX GP LLC
CAIS Vista Equity Partners Fund VIII GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Vista Equity Partners Fund VIII Offshore GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Vista Equity Partners Fund VIII Offshore, L.P.	CYM	0%	Mgmt. by CAIS Vista Equity Partners Fund VIII Offshore GP LLC
CAIS Vista Equity Partners Fund VIII, L.P.	DE	0%	Mgmt. by CAIS Vista Equity Partners Fund VIII GP LLC
CAIS Vista Foundation Fund V (Offshore) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Vista Foundation Fund V (Offshore), L.P.	CYM	0%	Mgmt. by CAIS Vista Foundation Fund V (Offshore) GP LLC
CAIS Vista Foundation Fund V GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Vista Foundation Fund V, L.P.	DE	0%	Mgmt. by CAIS Vista Foundation Fund V GP LLC
CAIS Warburg Pincus Global Growth (Fund XIV) , L.P.	DE	0%	Mgmt. by CAIS Warburg Pincus Global Growth (Fund XIV) GP LLC
CAIS Warburg Pincus Global Growth (Fund XIV) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS WorldQuant Millennium SEALS Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS WorldQuant Millennium SEALS Offshore Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
Cajalco - Corona, LP	DE	0%	Mgmt. by SB-HS LOJV GP, LLC
California Pizza Kitchen LLC	DE	100%	by CPK Holdings LLC
California Pizza Kitchen of Annapolis LLC	MD	98.0%	by California Pizza Kitchen LLC
Camp Blood LLC	DE	100%	by A24 Films LLC
Camp Blood Productions LLC	DE	100%	by A24 Films LLC
Candy House LLC	LA	100%	by A24 Films LLC
Canon Portfolio Trust, LLC	KS	100%	by EPH, LLC
Capital Integration Systems LLC	DE	23.0%	by Eldridge CG Holdings LLC
CardCash Holdings, LLC	DE	86.0%	by Wanamaker Portfolio Trust, LLC
Carlostron, LLC	DE	100%	by Media Rights Capital II, LLC
Carlton Portfolio Trust, LLC	DE	100%	by EPH, LLC
Cary Street Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Cavalcade Productions, LLC	DE	100%	by MRC II Holdings, LP
CBAM Credit Opportunities Fund GP, LLC	DE	100%	by CBAM Partners, LLC
CBAM Credit Opportunities Fund, LP	DE	100%	by CBAM Partners, LLC
CBAM Holdings, LLC	DE	56.5%	by Eldridge Capital Management, LLC
CBAM Partners, LLC	DE	100%	by CBAM Holdings, LLC
15

Name	Jurisdiction	Percent of Voting Securities Owned
CF-G Funding II, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding III, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CG 109-Fairburn, LP	DE	0%	Mgmt. by SB-HS LOJV GP, LLC
CGREF 1 GP LLC	DE	100%	by CI AM LP
CGREF AIV 1 GP LLC	GBR	100%	by CI AM LP
CGREF AIV 1 Holdco Brand LLC	DE	100%	by CGREF AIV 1 LP
CGREF AIV 1 Holdco Hotel LLC	DE	100%	by CGREF AIV 1 LP
CGREF AIV 1 LP	DE	31.77%	by Cain RE LLC
CGREF CIP (UK) SLP	JEY	100%	by CI AM LP
CGREF CIP GP LLC	DE	100%	by CI AM LP
CGREF CIP LP	DE	100%	by CI AM LP
CH Capital A Holdings LLC	DE	100%	by Cain RE LLC
CH McCourt (The Stage) LLC	DE	50.46%	by CH Capital A Holdings LLc
Chain Bridge Opportunistic Funding Holdings, LLC	KS	100%	by Sherwood Park, Inc.
Chain Bridge Opportunistic Funding, LLC	KS	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
CHE 830 Brickell LLC	DE	100%	by CHE Miami Holdings LLC
CHE Edgewater LLC	DE	100%	by CHE Miami Holdings LLC
CHE Miami Holdings LLC	DE	100%	by Cain RE LLC
CHE NE Street LLC	DE	100%	by CHE Miami Holdings LLC
CHE SJG Holdings LLC	DE	100%	by Cain PE LLC
CHE SJG LLC	DE	100%	by CHE SJG Holdings LLC
CHE South Brickell LLC	DE	100%	by CHE Miami Holdings LLC
CHE UK GP Limited	JEY	100%	by Cain International LP
CHE UK Holdings LP	JEY	0%	Mgmt. by CHE UK GP Limited
CHE US Holdings LLC	DE	100%	by Cain International LP
Chisholm Trail, LLC	KS	100%	by Security Benefit Life Insurance Company
CI UK Newco Holdings Limited	GBR	100%	by CI AM LP
CI AM CIP (UK) SLP	JEY	0%	Mgmt. by CI AM CIP GP LLC
CI AM CIP GP LLC	DE	0%	Mgmt. by Cain International LP
CI AM GP Ltd	GBR	100%	by Cain International II LP
CI AM Holdings LLP	GBR	100%	by CI AM LP
CI AM LLC	GBR	100%	by CI AM LP
CI AM LP	DE	100%	by CI AM GP Ltd
CI BH Holdings II LLC	DE	71.5%	by Cain RE LLC
CI BH Holdings II LLC	DE	28.51%	by Mason Portfolio Trust, LLC
CI BH Holdings LLC	DE	71.5%	by One BH Investors LLC
CI BH Holdings LLC	DE	28.50%	by Wanamaker Portfolio Trust, LLC
CI Boston Holdings LLC	DE	100%	by Cain RE LLC
CI CB3 Subfund	Ireland	100%	by Cain International European Real Estate Opportunity Fund I LP
CI Co-Invest I LLP	GBR	75.0%	by Cain International Management Ltd
CI Diplomat Holdings LLC	DE	1.0%	by Cain International LP
CI EREO I CIP GP Limited	GBR	100%	by CI AM LP
CI EREO I CIP GP Limited	JEY	100%	by CI AM LP
CI EREO I CIP LP	GBR	0%	Mgmt. by CI EREO I CIP GP Limited
CI EREO I CIP LP	JEY	0%	Mgmt. by CI EREO I CIP GP Limited
CI ExchangeCo Limited	GBR	100%	by Cain FinCo LLC
CI FCL Funding 1 Limited	GBR	100%	by CI FCL Investor LP
CI FCL Investor GP Limited	GBR	100%	by Cain International LP
CI FCL Investor LP	GBR	100%	by CI FCL Investor GP Limited
16

Name	Jurisdiction	Percent of Voting Securities Owned
CI FLL Holdings, LLC	DE	100%	by Cain RE LLC
CI Founder Partner GP LLC	DE	100%	by Cain RE LLC
CI Founder Partner LP	DE	0%	Mgmt. by Cain RE LLC
CI GGL Limited	GBR	100%	by CH Capital A Holdings LLC
CI HM Holdings LLP	GBR	100%	by Cain RE LLC
CI HM InvestCo Limited	GBR	100%	by CI HM Holdings LLP
CI Koryfeum Sarl	LUX	100%	by CIEF1 UK Holdings Limited
CI Logistics Strat 1 CIP GP Limited	JEY	100%	by CI AM LP
CI Logistics Strat 1 CIP LP	JEY	100%	by CI AM LP
CI Logistics Strat 1 GP Limited	JEY	60.0%	by ACZ Investments LP
CI Logistics Strat 1 LP	JEY	60.0%	by ACZ Investments LP
CI Lux Services S.a.r.l.	DE	100%	by CI AM LP
CI Milan Limited	GBR	97.5%	by Cain PE (UK) Limited
CI Roman Holdings Sarl	LUX	100%	by CIEF1 UK Holdings Limited
CI San Diego Holdings LLC	DE	14.26%	by Cain RE LLC
CI SF Holdings Limited	GBR	100%	by Cain RE LLC
CI Student Strat 1 CIP GP Limited	JEY	100%	by CI AM LP
CI Student Strat 1 CIP LP	JEY	100%	by CI AM LP
CI Student Strat 1 GP Limited	JEY	100%	by CI AM LP
CI Student Strat 1 LP	JEY	100%	by ACZ Students LLC
CI UK Master Holdings Limited	GBR	100%	by CI AM LP
CI US Services GP LLC	DE	100%	by CI AM LP
CI W57th Street Holdings LLC	DE	100%	by CGREF AIV 1 LP
CIEF1 UK Holdings Limited	GBR	100%	by Cain International European Real Estate Opportunity Fund I LP
CI-F Zenith GP Limited	JEY	100%	by CI Student Strat 1 LP
CI-F Zenith LP	JEY	95.0%	by ACZ Investments LP
CI-F Zenith UK Holdings Limited	GBR	100%	by CI-F Zenith LP
CILS Barnsley Limited	GBR	100%	by CILS 1 UK Holdings Limited
CILS Belvedere Limited	GBR	100%	by CILS 1 UK Holdings Limited
CILS Ellesmere Port Limited	GBR	100%	by CILS 1 UK Holdings Limited
CILS Leighton Buzzard Limited	GBR	100%	by CILS 1 UK Holdings Limited
CILS Milton Limited	GBR	100%	by CILS 1 UK Holdings Limited
CILS Petersborough Limited	GBR	100%	by CILS 1 UK Holdings Limited
CILS Sherburn Limited	GBR	100%	by CILS 1 UK Holdings Limited
CILS1 UK Holdings Limited	GBR	100%	by CI Logistics Strat 1 LP
CIM Zenith Master Holdings Ltd	JEY	100%	by CI Student Strat 1 LP
CIM Bristol Co-Living Holdings Limited	GBR	100%	by CIM Zenith UK Holdings III Limited
CIM Bristol Holdings Limited	GBR	100%	by CIM Zenith UK Holdings III Limited
CIM Leeds Holdings Limited	GBR	100%	by CIM Zenith UK Holdings II Limited
CIM Leeds OpCo Limited	GBR	100%	by CIM Zenith UK Holdings II Limited
CIM Liverpool OpCo Limited	GBR	100%	by CIM Zenith UK Holdings Limited
CIM Manchester Holdings Limited	GBR	100%	by CIM Zenith UK Holdings Limited
CIM Manchester OpCo Limited	GBR	100%	by CIM Zenith UK Holdings Limited
CIM Nottingham Holdings 2 Limited	GBR	100%	by CIM Zenith UK Holdings Limited
CIM Nottingham OpCo Limited	GBR	100%	by CIM Zenith UK Holdings Limited
CIM York Holdings Limited	GBR	100%	by CIM Zenith UK Holdings II Limited
CIM York OpCo Limited	GBR	100%	by CIM Zenith UK Holdings II Limited
CIM Zenith UK Holdings II Limited	GBR	100%	by CIM Zenith Master Holdings Ltd
CIM Zenith UK Holdings III Limited	GBR	100%	by CIM Zenith Master Holdings Ltd
CIM Zenith UK Holdings Limited	GBR	100%	by CIM Zenith Master Holdings Ltd
Clearcover, Inc.	DE	37.99%	by Eldridge Clearcover Holdings LLC
Click Records, Inc.	DE	100%	by DCP Holdco I LLC
17

Name	Jurisdiction	Percent of Voting Securities Owned
CLIO Investor, LLC	DE	100%	by Eldridge Sports and Entertainment GP, LP
CLT Devco LLC	DE	100%	by A24 Commerce St LLC
CLT Leasing LLC	DE	100%	by A24 Commerce St LLC
CM PEVF I GP LLC	DE	100%	by Capital Integration Systems LLC
CM PEVF II GP LLC	DE	100%	by Capital Integration Systems LLC
CM PEVF III GP LLC	DE	100%	by Capital Integration Systems LLC
CM PEVF IV GP LLC	DE	100%	by Capital Integration Systems LLC
Collins Park, LLC	KS	100%	by Dayton Funding, LLC
Commerce Street Private Credit Fund I, L.P.	DE	0%	Mgmt. by CAIS Commerce Street Private Credit Fund I GP LLC
Commerce Street Private Equity Fund I, L.P.	DE	0%	Mgmt. by CAIS Commerce Street Private Equity Fund I GP LLC
Competitive Socialising Group Limited	GBR	90.2%	by Cain PE (UK) Limited
Competitive Socialising Limited	GBR	100%	by Cain PE (UK) Limited
Competitive Socializing US LLC	DE	100%	by Competitive Socialising Limited
Constant Aviation, LLC	OH	100%	by Fairgrave Omlie, LLC
Convergent Financial Technologies LLC	DE	100%	by Zinnia Tech Solutions LLC
Convive Brands, LLC	DE	92.55%	by Aurify Brands, LLC
Convive Commissary Holdings, LLC	DE	100%	by Convive Brands, LLC
Convive PK Funding, LLC	DE	67.67%	by Convive Brands, LLC
Convive PK Funding, LLC	DE	33.33%	by Eldridge CPK Holdings, LLC
Convive PK Holdings, LLC	DE	92.5%	by Convive PK Funding, LLC
Convive PK Intermediate, LLC	DE	100%	by Convive PK Holdings, LLC
Cooper Portfolio Trust, LLC	DE	100%	by Eldridge Corporate Portfolio Holdings, LLC
Core Complexity Fund GP LLC	DE	100%	by Capital Integration Systems LLC
Core Complexity Fund, L.P.	DE	0%	Mgmt. by Core Complexity Fund GP LLC
Core Convexity International Fund, Ltd.	CYM	100%	by Capital Integration Systems LLC
Coronado Heights, LLC	KS	100%	by Security Benefit Life Insurance Company
Corporate Wings Technical Services LLC	OH	100%	by Fairgrave Omlie, LLC
Cottonwood Pioneer Capital, LLC	KS	100%	by Sherwood Park, Inc.
CP Investment Holdings, LLC	DE	100%	by dcp Holdco II, LLC
CPI Productions, Inc.	DE	100%	by DCP Holdco I LLC
CPK Franchise LLC	DE	100%	by CPK Holdings LLC
CPK Holdings LLC	DE	100%	by Convive PK Intermediate, LLC
CPK Hospitality LLC	TX	100%	by California Pizza Kitchen LLC
CPK Hunt Valley LLC	MD	98.0%	by California Pizza Kitchen LLC
CPK Management LLC	CA	100%	by California Pizza Kitchen LLC
CPK Spirits LLC	TX	100%	by CPK Texas LLC
CPK Texas LLC	TX	100%	by CPK Hospitality LLC
Crack in the Earth Limited	GBR	100%	by A24 Films LLC
Crawford Park Capital, LLC	DE	100%	by Orlando Portfolio Trust, LLC
Crescent Portfolio Trust, LLC	DE	100%	by EPH, LLC
Crestview Park, LLC	KS	100%	by Sherwood Park, Inc.
Croatan Holdings, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
CSL (Canada) Limited	GBR	100%	by Competitive Socialising Limited
CSL (Jam) Limited	GBR	100%	by Competitive Socialising Limited
CSL Investor, LLC	DE	100%	by Eldridge Sports and Entertainment GP, LP
Culper211 LLC	DE	65.0%	by SCF Aviation Capital LLC
Cyrus Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Davis Portfolio Trust, LLC	DE	100%	by EPH, LLC
Dawn Acres V, LLC	DE	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
Dawson 1967, LLC	KS	100%	by Sherwood Park, Inc.
18

Name	Jurisdiction	Percent of Voting Securities Owned
Dayton Funding II, LLC	DE	100%	by Sherwood Park, Inc.
Dayton Funding, LLC	DE	100%	by Dayton Funding II, LLC
DC Company Music, LLC	CA	100%	by Dick Clark Productions, LLC
dcp Corp.	DE	100%	by DCP Holdco I LLC
dcp Disc Inc.	DE	100%	by DCP Holdco I LLC
DCP Funding LLC	DE	81.5%	by EMG HoldCo, LLC
DCP Guaranty Services, LLC	DE	100%	by Dick Clark Productions, LLC
DCP Holdco I LLC	DE	100%	by DCP Funding LLC
dcp Holdco II, LLC	DE	100%	by Valence Media, LLC
DCP Holdings DE, LLC	DE	100%	by CP Investment Holdings, LLC
DCP Rights, LLC	DE	100%	by DCP Guaranty Services, LLC
dcp TL Funding LLC	DE	50.0%	by CP Investment Holdings, LLC
Dcpg investco, LLC	DE	100%	by Eldridge Media Group, LLC
Dcpl investco, LLC	DE	100%	by Eldridge Media Group, LLC
Death By Pretzel Productions Ltd.	CAN	100%	by Eternity Productions LLC
Death Match LLC	DE	100%	by A24 Films LLC
Death Yell LLC	DE	100%	by A24 Films LLC
Deer Creek Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Delano Brand Holdings LLC	DE	33.34%	by ECD Brand Holdings LLC
Delano Portfolio Trust, LLC	DE	100%	by EPH, LLC
Denver Zombie Crawl, LLC	CO	100%	by 13 FEG Touring Events, LLC
Desert Screams LLC	AZ	100%	by 13 FEG Haunted Holdings, LLC
Devenetco Ltd	Cyprus	100%	by Amicross Ltd
Dick Clark Communications, Inc.	DE	100%	by DCP Holdco I LLC
Dick Clark Features, Inc.	CA	100%	by DCP Holdco I LLC
Dick Clark Film Group, Inc.	CA	100%	by DCP Holdco I LLC
Dick Clark Kids, Inc.	DE	100%	by DCP Holdco I LLC
Dick Clark Media Archives, LLC	CA	100%	by Dick Clark Productions, LLC
Dick Clark Productions, LLC	DE	100%	by DCP Holdings DE, LLC
Dick Clark Restaurants, Inc.	DE	100%	by DCP Holdco I LLC
Digital Media Asset Holdings, LLC	DE	100%	by EMG AH LLC
Direct Holdings Americas LLC	DE	100%	by Direct Holdings Global LLC
Direct Holdings Customer Service Inc.	DE	100%	by Direct Holdings Americas LLC
Direct Holdings Global LLC	DE	100%	by Mosaic Media Investment Partners, LLC
Direct Holdings Libraries Inc.	DE	100%	by DCP Holdco I LLC
Dishwasher LLC	DE	100%	by A24 Films LLC
Dishwasher Productions Inc.	CAN	100%	by Dishwasher Rights LLC
Dishwasher Rights LLC	DE	100%	by A24 Films LLC
DLICT, LLC	DE	75.0%	by Eldridge Industries, LLC
DNBR Funding II, LLC	DE	100%	by Dunbarre Insurance Agency, LLC
DNBR Funding, LLC	KS	100%	by Dunbarre Insurance Agency, LLC
Do It Live LLC	DE	100%	by A24 Films LLC
Doc Lobster, LLC	CA	100%	by MRC Documentary Holdings, LLC
Donkey Elephant Productions, LLC	DE	100%	by Mayfair Portfolio Trust, LLC
Dopamine Sparkle LLC	DE	100%	by A24 Films LLC
Double Yew LLC	DE	100%	by A24 Films LLC
Dover Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
DPL Financial Partners, LLC	DE	47.0%	by Eldridge DPL Holdings LLC
Dramatic Movie LA LLC	LA	100%	by A24 Films LLC
Dramatic Movie LLC	DE	100%	by A24 Films LLC
Dramatic Movie Rights LLC	DE	100%	by A24 Films LLC
DS MB Holdings LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Dunbarre Insurance Agency, LLC	DE	100%	by SBL Holdings, Inc.
19

Name	Jurisdiction	Percent of Voting Securities Owned
Dust Bowl Capital, LLC	KS	100%	by Sherwood Park, Inc.
Dynamo 1C S.a.r.l.	DE	100%	by Cain PE LLC
E10 Holdings Kft	Hungary	100%	by Buda Hills JV B.V.
E10 Project Kft	Hungary	100%	by E10 Holdings Kft
EA Wellness FL LLC	DE	0%	Mgmt. by EA Wellness MSO LLC
EA Wellness Holdings LLC	DE	55.98%	by Eldridge MSO Holdings LLC
EA Wellness Intermendiate LLC	DE	100%	by EA Wellness Holdings LLC
EA Wellness MSO LLC	DE	100%	by EA Wellness Intermendiate LLC
EACS II, LLC	DE	100%	by Eldridge Industries, LLC
EACS LLC	DE	100%	by Eldridge Industries, LLC
Eagle 2 Limited	GBR	19.1%	by Cain PE (UK) Limited
Eagle 2 Limited	GBR	57.6%	by Competitive Socialising Group Limited
Earhart Capital, LLC	KS	100%	by Security Benefit Life Insurance Company
Easy Mark CDN Productions Inc	CAN	100%	by MRC II Holdings, LP
Easy Mark, LLC	CA	100%	by MRC II Holdings, LP
EBBH, LLC	DE	100%	by Eldridge Industries, LLC
EC 17th Street Holdings LLC	DE	54.9%	by Delano Portfolio Trust, LLC
EC 17th Street MezzCo LLC	DE	100%	by EC 17th Street Holdings LLC
ECD Brand Holdings LLC	DE	50.0%	by CGREF AIV 1 Holdco Brand LLC
ECD Brands Holdings LLC	DE	50.0%	by Delano Portfolio Trust, LLC
Echidna Capital LLC	DE	70.0%	by Anthony D. Minella, Individual
ECM AH 2025-1, LLC	DE	100%	by Eldridge Capital Management, LLC
ECM UK Holdings Limited	GBR	100%	by CI AM LP
EDCF I AB Assetco, LLC	DE	100%	by Dayton Funding, LLC
EDCF I Assetco Trust	DE	0%	Mgmt. by EDCF I AB Assetco, LLC
EDCF I Assetco, LLC	KS	100%	by Mine Creek, LLC
EDCF II AssetCo (U) LLC	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
EDCF II AssetCo Offshore (U) LLC	DE	100%	by Eldridge Diversified Credit Fund II GP, LP
EDCF II Assetco, LLC	KS	100%	by Mine Creek, LLC
EDCF II Offshore Assetco, LLC	KS	100%	by Mine Creek, LLC
EDCFX Assetco, LLC	DE	100%	by Dayton Funding, LLC
Edgewood Portfolio Trust, LLC	DE	100%	by EPH, LLC
EEH 2017 Preferred Member, LLC	DE	100%	by SBT Investors, LLC
EEH 2017, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
EEH 2017-AHC, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
EEH 2017-EC, LLC	DE	100%	by EEH 2017 Prefered Member, LLC
EH Rockets Holdings LLC	DE	100%	by Eldridge Industries, LLC
EH Rockets Master Holdings LLC	DE	100%	by Eldridge Industries, LLC
EH2021, LLC	DE	100%	by Zinnia Corporate Holdings, LLC
EHA 100 DE LP	DE	60.0%	by EH Rockets Holdings LLC
EHA 100 GP LLC	DE	0%	Mgmt. by EH Rockets Holdings LLC
EISCP Co-Invest Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
EKW Holdings II LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
EKW Holdings III LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
EKW Holdings IV LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
EKW Holdings LLC	DE	100%	by Vista Portfolio Trust, LLC
EKW Holdings V LLC	DE	100%	by Carlton Portfolio Trust, LLC
Eldridge 17th Street Holdings LLC	DE	100%	by Delano Portfolio Trust, LLC
Eldridge 4AIR Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge 625 Broadway, LLC	DE	100%	by Mason Portfolio Trust, LLC
Eldridge A24 Holdings, LLC	DE	100%	by Tuttle Portfolio Trust, LLC
Eldridge Accelerant Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Acre Holdings LLC	DE	100%	by Eldridge Industries, LLC
20

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge Acre Infrastructure Partners, LP	DE	60.0%	by Eldridge Industries, LLC
Eldridge Acre Partners GP, LLC	DE	60.0%	by Eldridge Acre Holdings LLC
Eldridge Acre Partners, LP	DE	60.0%	by Eldridge Acre Holdings LLC
Eldridge ACZ Funding, LLC	DE	100%	by Ruby Portfolio Trust, LLC
Eldridge Aircraft Services LLC	DE	100%	by EPH II, LLC
Eldridge Al Maryah, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Alpaca Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge AMD Holdings LLC	DE	100%	by Ridge Media Holdings, LLC
Eldridge ARK Crypto US Fund Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Asset Allocation, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge Atlas Investor, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Ausenco Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Ballotready Holdings LLC	DE	25.43%	by Mayfair Portfolio Trust, LLC
Eldridge BB Holdings, LLC	DE	100%	by EBBH, LLC
Eldridge BBLP, LLC	DE	100%	by Eldridge BB Holdings, LLC
Eldridge Bilt Holdings LLC	DE	100%	by Dayton Funding, LLC
Eldridge Blink Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Blockchain.com Funding LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge Buckle Funding, LLC	DE	100%	by Primrose Portfolio Trust, LLC
Eldridge Business Services LLC	DE	99.0%	by Eldridge Corporate Services, LLC
Eldridge C9E Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Capital Management (Singapore) PTE. LTD	Singapore	100%	by ESCA Holdings, LLC
Eldridge Capital Management Services (UK) Limited	GBR	100%	by Eldridge Capital Management, LLC
Eldridge Capital Management Services, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge Capital Management, LLC	DE	100%	by Eldridge, LLC
Eldridge Carry Holdings, LP	DE	100%	by Eldridge Industries Manager, LLC
Eldridge CDS Holdings, LLC	KS	100%	by Sherwood Park, Inc.
Eldridge CEC Funding, LLC	DE	100%	by Hillcrest Holdings, LLC
Eldridge CG Holdings LLC	DE	0%	Mgmt. by Eldridge CGCI, LLC
Eldridge CG Holdings LLC	DE	0%	Mgmt. by Eldridge FS Holdings, LLC
Eldridge CGCI, LLC	DE	100%	by Eldridge FS Holdings, LLC
Eldridge CH GP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge CH Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CH LP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge CI Holdings II LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge CI LP LLC	DE	100%	by Eldridge CI Holdings II LLC
Eldridge CIC Holdings LLC	DE	17.35%	by Palmer Portfolio Trust, LLC
Eldridge CILP Funding II, LLC	DE	12.51%	by Eldridge Finco, LLC
Eldridge CILP Funding II, LLC	DE	87.49%	by EPH, LLC
Eldridge CILP Funding III, LLC	DE	100%	by Eldridge Finco, LLC
Eldridge CILP Funding IV, LLC	DE	100%	by Grigg Portfolio Trust, LLC
Eldridge CILP Funding, LLC	DE	100%	by Skylark Portfolio Trust, LLC
Eldridge CIREF Holdings, LLC	DE	70.846%	by Potwin Place, LLC
Eldridge CIREF Holdings, LLC	DE	29.154%	by Skyline Portfolio Trust, LLC
Eldridge Clark Funding, LLC	DE	100%	by Gladstone Portfolio Trust, LLC
Eldridge Clearcover Holdings LLC	DE	62.99%	by Edgewood Portfolio Trust, LLC
Eldridge Clearcover Holdings LLC	DE	37.01%	by Vista Portfolio Trust, LLC
Eldridge CLIO Holdings LLC	DE	100%	by Collins Park, LLC
Eldridge CLO Manager, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge Cloudframe Holdings LLC	DE	100%	by Madison Portfolio Trust, LLC
Eldridge Cobalt Funding, LLC	DE	100%	by Armstrong Portfolio Trust, LLC
21

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge Co-Invest Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge College Sports Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Convive Holdings II, LLC	DE	27.9%	by Arch Portfolio Trust, LLC
Eldridge Convive Holdings II, LLC	DE	36.33%	by Palmer Portfolio Trust, LLC
Eldridge Convive Holdings II, LLC	DE	35.77%	by Putnam Asset Holdings, LLC
Eldridge Convive Holdings, LLC	DE	100%	by The Eldridge Convive Irrevocable Trust, LLC
Eldridge Corporate Funding LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge Corporate Portfolio Holdings, LLC	DE	100%	by EPH, LLC
Eldridge Corporate Services, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CPK Holdings II, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CPK Holdings III, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CPK Holdings, LLC	DE	100%	by Eldridge CPK Holdings II, LLC
Eldridge CRB Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Credit Advisers (UK) Limited	GBR	100%	by Eldridge Capital Management, LLC
Eldridge Credit Advisers, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge Cutover Holdings LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge CVPF II Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Datamarx Holdings, LLC	DE	100%	by Perry Portfolio Trust, LLC
Eldridge Dataminr Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge DBDK Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge DBZ Holdings, LLC	DE	13.463%	by Bentley Park, LLC
Eldridge DCF II Aggregator LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge DCF II Aggregator LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge DCF II AIV LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge DCF II AIV LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge DCF II AIV LP Series I-Levered	DE	0%	Mgmt. by Eldridge DCF II AIV LP
Eldridge DCF II AIV LP Series I-Unlevered	DE	0%	Mgmt. by Eldridge DCF II AIV LP
Eldridge DCF II AIV Series Program I Blocker LLC	DE	100%	by Eldridge Diversified Credit Fund II GP, LP
Eldridge DCF II Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge DCP Holdings LLC	DE	100%	by Ridge Media Holdings, LLC
Eldridge Defense & Security, LLC	DE	69.83%	by Eldridge EDS Holdings II, LLC
Eldridge Defense & Security, LLC	DE	15.08%	by Eldridge EDS Holdings, LLC
Eldridge Digital Asset Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Diversified Credit Feeder Fund II LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Feeder Fund II LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Feeder Fund II LP - Series I-Levered	DE	0%	Mgmt. by Eldridge Diversified Credit Feeder Fund II LP
Eldridge Diversified Credit Feeder Fund II LP - Series I-Unlevered	DE	0%	Mgmt. by Eldridge Diversified Credit Feeder Fund II LP
Eldridge Diversified Credit Feeder Fund LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Feeder Fund LP	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge Diversified Credit Fund HoldCo, LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund I, LP
Eldridge Diversified Credit Fund HoldCo, LP	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge Diversified Credit Fund I GP, LP	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge Diversified Credit Fund I, LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund I GP, LP
Eldridge Diversified Credit Fund II (Offshore) Levered HoldCo, LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Fund II (Offshore) LP – Series I - Levered
Eldridge Diversified Credit Fund II (Offshore) Levered HoldCo, LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Fund II (Offshore) LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Fund II (Offshore) LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
22

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge Diversified Credit Fund II (Offshore) LP – Series I - Levered	CYM	100%	by Eldridge Diversified Credit Fund II (Offshore) LP
Eldridge Diversified Credit Fund II (Offshore) LP – Series I - Unlevered	CYM	100%	by Eldridge Diversified Credit Fund II (Offshore) LP
Eldridge Diversified Credit Fund II (Offshore) Unlevered HoldCo, LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Fund II (Offshore) LP – Series I - Unlevered
Eldridge Diversified Credit Fund II (Offshore) Unlevered HoldCo, LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Fund II GP, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Diversified Credit Fund II GP, LP	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge Diversified Credit Fund II Levered HoldCo (L), LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Fund II Levered HoldCo (L), LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Fund II Levered HoldCo, LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Fund II Levered HoldCo, LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Fund II LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Fund II LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Fund II LP – Series I - Levered	CYM	100%	by Eldridge Diversified Credit Fund II LP
Eldridge Diversified Credit Fund II LP – Series I - Unlevered	CYM	100%	by Eldridge Diversified Credit Fund II LP
Eldridge Diversified Credit Fund II Unlevered HoldCo (L), LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Fund II Unlevered HoldCo (L), LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Fund II Unlevered HoldCo, LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Fund II Unlevered HoldCo, LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Fund Rated Note Feeder LLC	DE	100%	by Eldridge Diversified Credit RNF GP, LP
Eldridge Diversified Credit Fund RNF Master LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Diversified Credit Fund RNF Master LP	DE	0%	Mgmt. by Eldridge Diversified Credit RNF GP, LP
Eldridge Diversified Credit RNF GP, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Diversified Credit RNF GP, LP	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge Diversified Credit Series Program I Blocker LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Feeder Fund II LP - Series I-Levered
Eldridge Diversified Credit Series Program I Blocker LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Feeder Fund II LP - Series I-Unlevered
Eldridge Diversified Credit Series Program I Blocker LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge DMO, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge DPL Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge EA Holdings, LLC	DE	84.5%	by SBT Investors, LLC
Eldridge EAIP Holdings, LLC	KS	100%	by Holliday Park, LLC
Eldridge Ediphy Holdings, LLC	DE	100%	by Bruce Park Portfolio Trust, LLC
Eldridge EDS Holdings II, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge EDS Holdings, LLC	DE	99.0%	by Baldwin Portfolio Trust, LLC
Eldridge EDS Holdings, LLC	DE	1.0%	by Perry Portfolio Trust, LLC
Eldridge ELO Funding LLC	DE	100%	by Mason Portfolio Trust, LLC
Eldridge Epic Holdings, LLC	DE	100%	by EPH, LLC
23

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge Equine Holdings LLC	DE	100%	by Bedford Portfolio Trust, LLC
Eldridge Equine II Holdings LLC	DE	87.34%	by Bedford Portfolio Trust, LLC
Eldridge Equine II Holdings LLC	DE	12.66%	by Wanamaker Portfolio Trust, LLC
Eldridge Equipment Finance LLC	DE	100%	by EPH, LLC
Eldridge Esports Funding II LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Executive Services LLC	DE	99.0%	by Eldridge Corporate Services, LLC
Eldridge FEG Holdings	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge Fevo Funding, LLC	DE	97.54%	by Carlton Portfolio Trust, LLC
Eldridge Fevo Funding, LLC	DE	2.46%	by Madison Portfolio Trust, LLC
Eldridge FGNY Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge FGNY LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge FHI Investor II, LLC	DE	100%	by Dayton Funding II, LLC
Eldridge FHI Investor LLC	DE	100%	by Dayton Funding II, LLC
Eldridge Finco Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Finco, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Fixated Holdings, LLC	DE	100%	by Eldridge AMD Holdings LLC
Eldridge FS Holdings, LLC	DE	18.75%	by Bruce Park Portfolio Trust, LLC
Eldridge FS Holdings, LLC	DE	81.75%	by Montgomery Portfolio Trust, LLC
Eldridge Fund Aggregator, LLC	DE	100%	by Eldridge Fund Investor II, LLC
Eldridge Fund Investor I, LLC	DE	100%	by Wallace Portfolio Trust, LLC
Eldridge Fund Investor II, LLC	DE	100%	by Cooper Portfolio Trust, LLC
Eldridge Gamma Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge G-Form Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Gizer Funding LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge goPuff Holdings LLC	DE	11.43%	by Crawford Park Capital, LLC
Eldridge GP 1 SEF Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge GP, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge GP1 Advisers, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge GP1 Atlas Aggregator LP	DE	0%	Mgmt. by Eldridge Atlas Investor, LLC
Eldridge GP1 Atlas Aggregator LP	DE	0%	Mgmt. by Eldridge GP1 Atlas GP LLC
Eldridge GP1 Atlas Cayman LP	CYM	0%	Mgmt. by Eldridge GP1 Atlas Co-Investors Offshore LP
Eldridge GP1 Atlas Cayman LP	CYM	0%	Mgmt. by Eldridge GP1 Atlas GP, LLC
Eldridge GP1 Atlas Co-Investors Offshore LP	CYM	0%	Mgmt. by Eldridge Atlas Investor, LLC
Eldridge GP1 Atlas Co-Investors Offshore LP	CYM	0%	Mgmt. by Eldridge GP1 Atlas GP LLC
Eldridge GP1 Atlas Co-Investors, LP	DE	0%	Mgmt. by Eldridge Atlas Investor, LLC
Eldridge GP1 Atlas Co-Investors, LP	DE	0%	Mgmt. by Eldridge GP1 Atlas GP, LLC
Eldridge GP1 Atlas FundingCo LP	DE	0%	Mgmt. by Atlas FundingCo GP LLC
Eldridge GP1 Atlas FundingCo LP	DE	0%	Mgmt. by Eldridge GP1 Atlas MezzCo LP
Eldridge GP1 Atlas GP LLC	DE	100%	by Eldridge GP1 Strategic Equity Fund GP LP
Eldridge GP1 Atlas GP, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge GP1 Atlas I LLC	DE	100%	by Eldridge GP1 Atlas FundingCo LP
Eldridge GP1 Atlas II LLC	DE	100%	by Eldridge GP1 Atlas FundingCo LP
Eldridge GP1 Atlas MezzCo LP	DE	0%	Mgmt. by Atlas MezzCo GP LLC
Eldridge GP1 Atlas MezzCo LP	DE	0%	Mgmt. by Eldridge GP1 Atlas Aggregator LP
Eldridge GP1 Atlas Offshore LP	CYM	0%	Mgmt. by Eldridge GP1 Atlas GP LLC
Eldridge GP1 Atlas Offshore LP	CYM	0%	Mgmt. by Eldridge GP1 Atlas US LLC
Eldridge GP1 Atlas US LLC	DE	100%	by Eldridge GP1 Atlas Co-Investors Offshore LP
Eldridge GP1 IPS Aggregator LP	DE	0%	Mgmt. by Eldridge GP1 SEF Holding, LLC
Eldridge GP1 IPS Aggregator LP	DE	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 IPS Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge GP1 Puris Aggregator LP	DE	0%	Mgmt. by Eldridge GP1 SEF Holding, LLC
24

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge GP1 Puris Aggregator LP	DE	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Puris Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge GP1 Raven Aggregator LP	DE	0%	Mgmt. by Eldridge GP1 SEF Holding, LLC
Eldridge GP1 Raven Aggregator LP	DE	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Raven Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge GP1 SEF Atlas Cayman LP	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 SEF Atlas Cayman LP	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund Offshore LP – Series I
Eldridge GP1 SEF Holding, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge GP1 Strategic Equity Fund CIP LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge GP1 Strategic Equity Fund CIP LP	CYM	0%	Mgmt. by Eldridge GP, LLC
Eldridge GP1 Strategic Equity Fund Co-Invest LP	DE	0%	Mgmt. by Eldridge Industries Manager, LLC
Eldridge GP1 Strategic Equity Fund Co-Invest LP	DE	0%	Mgmt. by Eldridge Industries, LLC
Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1	CYM	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge GP1 Strategic Equity Fund GP LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge GP1 Strategic Equity Fund GP LP	CYM	0%	Mgmt. by Eldridge GP, LLC
Eldridge GP1 Strategic Equity Fund L.P.	CYM	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge GP1 Strategic Equity Fund L.P.	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Strategic Equity Fund LP	DE	0%	Mgmt. by Eldridge GP1 SEF Holding, LLC
Eldridge GP1 Strategic Equity Fund LP	DE	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Strategic Equity Fund LP – Series I	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Strategic Equity Fund LP – Series I	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund L.P.
Eldridge GP1 Strategic Equity Fund Offshore LP	DE	0%	Mgmt. by Eldridge GP1 SEF Holding, LLC
Eldridge GP1 Strategic Equity Fund Offshore LP	DE	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Strategic Equity Fund Offshore LP – Series I	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Strategic Equity Fund Offshore LP – Series I	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund Offshore LP
Eldridge GP1 Strategic Equity Fund-A L.P.	CYM	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge GP1 Strategic Equity Fund-A L.P.	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Tandem Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge HBF II Holdings, LLC	DE	100%	by Hawk Trail, LLC
Eldridge HCC Investor LLC	DE	100%	by PD Holdings LLC
Eldridge HCC, LLC	DE	6.25%	by Eldridge HCC Investor LLC
Eldridge HI Funding, LLC	DE	100%	by Gladstone Portfolio Trust, LLC
Eldridge HIP Riverport Holdings LLC	DE	100%	by Skylark Portfolio Trust, LLC
Eldridge HNSF V Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Homodeus Funding LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge HS Funding LLC	DE	87.69%	by Morningside Portfolio Trust, LLC
Eldridge HS Funding LLC	DE	12.31%	by Walker Portfolio Trust, LLC
Eldridge HSCM Holdings, LLC	DE	100%	by Mammoth Ridge Discovery, LLC
Eldridge HZACS LLC	DE	100%	by Eldridge Industries, LLC
Eldridge IE Funding LLC	DE	60.39%	by Pinecrest Portfolio Trust, LLC
Eldridge IE Funding LLC	DE	100%	by Walker Portfolio Trust, LLC
Eldridge India Holdings II, LLC	DE	100%	by Eldridge Capital Management, LLC
25

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge India Holdings, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge Industries Manager, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Industries, LLC	DE	2.1%	by Bilbao-KCI, LLC
Eldridge Industries, LLC	DE	0%	by Echidna Capital LLC
Eldridge Industries, LLC	DE	2.7%	by EEH 2017, LLC
Eldridge Industries, LLC	DE	5.4%	by EEH 2017-EC, LLC
Eldridge Industries, LLC	DE	74.1%	by SBT Investors, LLC
Eldridge International Management Limited	Abu Dhabi	100%	by Eldridge Al Maryah, LLC
Eldridge Investors Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Investors, LLC	DE	100%	by Eldridge Investors Holdings, LLC
Eldridge IP Holdings II LLC	DE	81.75%	by Eldridge IP Holdings III LLC
Eldridge IP Holdings III LLC	DE	7.96%	by Armstrong Portfolio Trust, LLC
Eldridge IP Holdings III LLC	DE	22.88%	by Bedford Portfolio Trust, LLC
Eldridge IP Holdings III LLC	DE	69.17%	by Pinecrest Portfolio Trust, LLC
Eldridge IP Holdings LLC	DE	11.84%	by Armstrong Portfolio Trust, LLC
Eldridge IP Holdings LLC	DE	22.88%	by Bedford Portfolio Trust, LLC
Eldridge IP Holdings LLC	DE	65.29%	by Pinecrest Portfolio Trust, LLC
Eldridge IP Investor, LLC	DE	100%	by Eldridge Sports and Entertainment GP, LP
Eldridge Isar Funding LLC	DE	100%	by Winchester Portfolio Trust, LLC
Eldridge Kamerra Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Kindbody Holdings LLC	DE	1.91%	by Canon Portfolio Trust, LLC
Eldridge Koho Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge KRNL Funding LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge LAD Holdings, LLC	DE	1.0%	by Eldridge Industries, LLC
Eldridge LAD Holdings, LLC	DE	99.0%	by SBC LAD Holdings, LLC
Eldridge Laylo Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge LPC Funding, LLC	DE	100%	by Primrose Portfolio Trust, LLC
Eldridge Lynx Funding LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Management Carry Holdings, LP	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge Management Carry Holdings, LP	DE	0%	Mgmt. by Eldridge Industries, LLC
Eldridge Management Holdings, LLC	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge Management Holdings, LLC	DE	0%	Mgmt. by Eldridge Industries, LLC
Eldridge MasterClass Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Media Group, LLC	DE	1.0%	by DCP Holdco I LLC
Eldridge Media Group, LLC	DE	99.0%	by Eldridge Media Holdings, LLC
Eldridge Media Holdings, LLC	DE	58.67%	by Ridge Media Holdings, LLC
Eldridge Media Publishing, LLC	DE	100%	by Eldridge Media Holdings, LLC
Eldridge MetroTech Holdings II LLC	DE	100%	by Eldridge Sharp Holdings LLC
Eldridge MetroTech Holdings, LLC	DE	100%	by Eldridge Sharp Holdings LLC
Eldridge MM CLO WH 2026-2, LLC	KS	100%	by SCF SB Investor, LLC
Eldridge Mojo Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge MSO Holdings LLC	DE	90.0%	by Eldridge Industries, LLC
Eldridge Netomi Holdings LLC	DE	100%	by Bedford Portfolio Trust, LLC
Eldridge Nexus Funding, LLC	DE	100%	by Note Funding 1892-2, LLC
Eldridge Odyssey Holdings, LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge OOSTO Holdings, LLC	DE	100%	by Eldridge Sharp Holdings LLC
Eldridge PayActiv Holdings LLC	DE	12.31%	by Canon Portfolio Trust, LLC
Eldridge PayActiv Holdings LLC	DE	11.72%	by Maple Portfolio Trust, LLC
Eldridge PayActiv Holdings LLC	DE	9.21%	by Mason Portfolio Trust, LLC
Eldridge PayActiv Holdings LLC	DE	11.72%	by Newton Portfolio Trust, LLC
Eldridge PayActiv Holdings LLC	DE	55.03%	by Oakridge Portfolio Trust, LLC
Eldridge PCH Holdings, LLC	DE	100%	by Vista Portfolio Trust, LLC
Eldridge Pixion Funding LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
26

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge Powerboard Holdings LLC	DE	100%	by Madison Portfolio Trust, LLC
Eldridge PPRO Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Puris Holdings, LLC	DE	100%	by Oakridge Portfolio Trust, LLC
Eldridge PVIII Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Qcode Holdings, LLC	DE	100%	by Eldridge AMD Holdings LLC
Eldridge Qloo Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge QuantaDT Holdings LLC	DE	100%	by Putnam Asset Holdings, LLC
Eldridge Raven Holdings LLC	DE	100%	by Eldridge GP1 Raven Holdings LLC
Eldridge RBUSA Holdings LLC	DE	30.87%	by Armstrong Portfolio Trust, LLC
Eldridge RBUSA Holdings LLC	DE	1.91%	by Canon Portfolio Trust, LLC
Eldridge RBUSA Holdings LLC	DE	9.17%	by Steamboat Portfolio Trust, LLC
Eldridge RBUSA Holdings LLC	DE	58.06%	by Wanamaker Portfolio Trust, LLC
Eldridge RDCP II Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge RDE Holdings, LLC	DE	100%	by Bedford Portfolio Trust, LLC
Eldridge Resilience Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge RJPC Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge ROS Holdings LLC	DE	100%	by Carlton Portfolio Trust, LLC
Eldridge Route Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge RV Holdings, LLC	KS	100%	by Sherwood Park, Inc.
Eldridge S3-H Holdings LLC	DE	100%	by Dayton Funding II, LLC
Eldridge S3-R Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge SamCart Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge SCIH Holdings II LLC	DE	100%	by Dayton Funding II, LLC
Eldridge SCIH Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge SCIH-P Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge SCIH-S Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge SCPH Investor II LLC	DE	100%	by Dayton Funding II, LLC
Eldridge SCPH Investor LLC	DE	100%	by Mason Portfolio Trust, LLC
Eldridge SCPH, LLC	DE	3.06%	by Eldridge SCPH Investor LLC
Eldridge SCPH, LLC	DE	46.94%	by Eldridge SCPH Investor II LLC
Eldridge SE Co-Invest E, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge SE Co-Invest E, LP	DE	100%	by Eldridge GP, LLC
Eldridge Services, LLC	DE	100%	by Eldridge Corporate Services, LLC
Eldridge SFLY Funding, LLC	DE	100%	by Potwin Place, LLC
Eldridge Sharp D LLC	DE	100%	by Eldridge Sharp Holdings LLC
Eldridge Sharp FC LLC	DE	100%	by Eldridge Sharp Holdings LLC
Eldridge Sharp FundingCo II GP LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Sharp FundingCo II LP	DE	0%	Mgmt. by Eldridge Sharp D LLC
Eldridge Sharp FundingCo II LP	DE	0%	Mgmt. by Eldridge Sharp FundingCo II GP LP
Eldridge Sharp Holdings II LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Sharp Holdings II LLC	DE	100%	by Eldridge Sharp Holdings III LLC
Eldridge Sharp Holdings III LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Sharp Holdings LLC	DE	100%	by Eldridge Sharp Holdings II LLC
Eldridge Sharp PB LLC	DE	100%	by Eldridge Sharp Holdings LLC
Eldridge Sharp PC LLC	DE	100%	by Eldridge Sharp Holdings LLC
Eldridge SHDG Holdings LLC	DE	100%	by Potwin Place, LLC
Eldridge SkyHive Holdings LLC	DE	100%	by Primrose Portfolio Trust, LLC
Eldridge SLCF IV Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge SME Advisers, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge SME Co-Invest E, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge SMT Holdings LLC	DE	100%	by Glenville Portfolio Trust, LLC
Eldridge Snap! Holdings II LLC	DE	100%	by Oakridge Portfolio Trust, LLC
Eldridge Snap! Holdings LLC	DE	90.0%	by Oakridge Portfolio Trust, LLC
27

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge Sports and Entertainment C GP, LLC	DE	0%	Mgmt. by Eldridge Sports and Entertainment GP, LP
Eldridge Sports and Entertainment Fund Aggregator A, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Sports and Entertainment Fund Aggregator A, LP	DE	0%	Mgmt. by Eldridge Sports and Entertainment GP, LP
Eldridge Sports and Entertainment Fund Aggregator B, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Sports and Entertainment Fund Aggregator B, LP	DE	0%	Mgmt. by Eldridge Sports and Entertainment C GP, LLC
Eldridge Sports and Entertainment Fund C, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Sports and Entertainment Fund C, LP	DE	0%	Mgmt. by Eldridge Sports and Entertainment C GP, LLC
Eldridge Sports and Entertainment Fund LL, LP	DE	100%	by Eldridge Industries, LLC
Eldridge Sports and Entertainment Fund Offshore, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Sports and Entertainment Fund Offshore, LP	DE	0%	Mgmt. by Eldridge Sports and Entertainment GP, LP
Eldridge Sports and Entertainment Fund, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Sports and Entertainment Fund, LP	DE	0%	Mgmt. by Eldridge Sports and Entertainment GP, LP
Eldridge Sports and Entertainment GP, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Sports and Entertainment GP, LP	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge SpotOn Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge StandardVision Holdings, LLC	DE	100%	by Vista Portfolio Trust, LLC
Eldridge Stash Funding LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge Structured Credit Advisers, LLC	DE	100%	by ESCA Holdings, LLC
Eldridge Stucki Holdings, LLC	DE	100%	by Perry Park, LLC
Eldridge Tax Services Inc.	DE	100%	by Eldridge Business Services LLC
Eldridge TG Funding, LLC	CYM	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
Eldridge Trent Rockets Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Tripledot Holdings LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge Truebill Funding, LLC	DE	20.0%	by Armstrong Portfolio Trust, LLC
Eldridge Truebill Funding, LLC	DE	80.0%	by Mason Portfolio Trust, LLC
Eldridge TTV VI Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge TTV-GL Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Tuvoli Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Unqork Holdings II, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Unqork Holdings LLC	DE	70.0%	by Eldridge Unqork Holdings II, LLC
Eldridge Util Holdings, LLC	DE	100%	by Carlton Portfolio Trust, LLC
Eldridge Vanguard Holdings II, LLC	DE	100%	by Eldridge Defense & Security, LLC
Eldridge Vanguard Holdings, LLC	DE	100%	by Eldridge Vanguard Holdings II, LLC
Eldridge VG Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Viral Nation Holdings LLC	DE	96.27%	by Bedford Portfolio Trust, LLC
Eldridge Viral Nation Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Viral Nation Purchaseco Ltd.	CAN	100%	by Eldridge Viral Nation Holdings LLC
Eldridge VM Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Wealth Solutions, Inc.	KS	100%	by Eldridge, LLC
Eldridge Wellthy Funding LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge, LLC	DE	100%	by Eldridge Industries, LLC
Elia Management LLC	DE	100%	by A24 Films LLC
Elia Services LLC	DE	100%	by A24 Films LLC
Elm Portfolio Trust LLC	DE	100%	by EPH II, LLC
Elo Entertainment Inc.	DE	28.0%	by Eldridge ELO Funding LLC
ELPW Project Limited	GBR	100%	by A24 Films LLC
28

Name	Jurisdiction	Percent of Voting Securities Owned
ELPW Rights LLC	GBR	100%	by A24 Films LLC
EMG AH LLC	DE	99.0%	by Eldridge Media Group, LLC
EMG HoldCo, LLC	DE	0%	Mgmt. by Eldridge Media Holdings, LLC
EMH AH LLC	DE	100%	by EMH II, LLC
EMH I, LLC	DE	100%	by Eldridge Media Holdings, LLC
EMH II, LLC	DE	100%	by Eldridge Media Holdings, LLC
EMH-PME Holdings, LLC	DE	100%	by Valence Media, LLC
EMH-PME LLC	DE	100%	by Eldridge Media Group, LLC
EMO Holdings, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Empty Suit, LLC	CA	100%	by MRC II Holdings, LP
Endless Encore LLC	DE	100%	by A24 Films LLC
Enemies LLC	DE	100%	by A24 Films LLC
Enemies Rights LLC	DE	100%	by A24 Films LLC
EPH Holdings II, LLC	DE	100%	by Eldridge Industries, LLC
EPH Holdings, LLC	DE	100%	by EPH Holdings II, LLC
EPH II, LLC	DE	100%	by EPH Holdings, LLC
EPH, LLC	DE	100%	by EPH II, LLC
Epic Aero, Inc.	DE	100%	by Flexjet, Inc.
Epic Preferred Holdings II LLC	DE	84.595%	by Eldridge Epic Holdings, LLC
Epic Preferred Holdings II LLC	DE	15.405%	by Hillcrest Holdings, LLC
Epic Preferred Holdings LLC	DE	82.28%	by Harold Portfolio Trust, LLC
Epic Preferred Holdings LLC	DE	17.72%	by Madison Portfolio Trust, LLC
Equinox Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
ESCA Capital Administrator, LLC	DE	100%	by ESCA Holdings, LLC
ESCA Capital, LLC	DE	100%	by ESCA Holdings, LLC
ESCA Holdings, LLC	DE	100%	by Eldridge Capital Management, LLC
ESCA Services Holdings, LLC	DE	100%	by ESCA Holdings, LLC
ESCA Services, LLC	DE	99.0%	by ESCA Holdings, LLC
ESCA Services, LLC	DE	1.0%	by Panagram Services Holdings, LLC
Eternal Springs Productions LLC	NY	100%	by MRC II Holdings, LP
Eternity Film Productions Limited	GBR	100%	by A24 Films LLC
Eternity Productions LLC	DE	100%	by A24 Films LLC
Even Older CLT LLC	DE	100%	by A24 Films LLC
Everest Fuel Management, LLC	DE	100%	by Lenticular Energy Holdings, LLC
Evergreen Portfolio Trust, LLC	DE	100%	by EPH, LLC
Everly Holdings, LLC	DE	100%	by SBL Holdings, Inc.
Everly Incentive Plan, LLC	DE	100%	by Everly Holdings, LLC
Everly Life Insurance Company	WI	100%	by Everly Holdings, LLC
Everly, LLC	KS	100%	by Everly Holdings, LLC
Everywoman Limited	GBR	100%	by EW InvestCo Limited
EW InvestCo Limited	GBR	90.6%	by Cain PE LLC
EWM Private Equity Access I GP LLC	DE	100%	by Capital Integration Systems LLC
EWM Private Equity Access I, L.P.	DE	0%	Mgmt. by EWM Private Equity Access I GP LLC
Faces Off LLC	DE	100%	by After The Fact LLC
Fairchild Place Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
Fairfield Portfolio Trust, LLC	DE	100%	by EPH, LLC
Fairgrave Omlie, LLC	OH	100%	by One Sky Flight, LLC
Falcon Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
False Positive LLC	DE	100%	by After The Fact LLC
Family Secret Productions, Inc.	DE	100%	by DCP Holdco I LLC
Fang Shui, LLC	DE	100%	by MRC II Holdings, LP
FC Virginia Soccer Club LLC	VA	100%	by Cain International LP
FDC Investment Partners VIII GP LLC	DE	100%	by Capital Integration Systems LLC
29

Name	Jurisdiction	Percent of Voting Securities Owned
FDC Investment Partners VIII, L.P.	DE	0%	Mgmt. by FDC Investment Partners VIII GP LLC
Fear Farm Holdings, LLC	AZ	100%	by 13 FEG Haunted Holdings, LLC
Fental Investments SLU	LUX	100%	by Blackbrook Property Holdings SARL
Fever Lake LLC	LA	100%	by After The Fact LLC
Fevo Czech s.r.o.	Czech Republic	100%	by Fevo, Inc.
Fevo d.o.o. Beograd	Serbia	100%	by Fevo, Inc.
Fevo, Inc.	DE	20.19%	by Wanamaker Portfolio Trust, LLC
FGC 101 Maiden, LLC	NY	100%	by Fields GC, LLC
FGC 24 E12, LLC	DE	100%	by Fields GC, LLC
FGC 275 Madison, LLC	NY	100%	by Fields GC, LLC
FGC 304 PAS, LLC	NY	100%	by Fields GC, LLC
FGC 599 Lexington, LLC	NY	100%	by Fields GC, LLC
FGNY ParentCo Holdings, LLC	DE	86.5%	by Eldridge FGNY LLC
FHI Holdings LLC	DE	100%	by FHI Investor, LLC
FHI Investor, LLC	DE	37.81%	by Eldridge FHI Investor II, LLC
FHI Investor, LLC	DE	62.19%	by Eldridge FHI Investor LLC
Field Point Portfolio Trust, LLC	DE	100%	by Eldridge Industries, LLC
Fields GC, LLC	NY	56.0%	by Aurify Brands, LLC
Film Expo Group Holdings LLC	DE	85.7%	by Eldridge FEG Holdings LLC
Film Expo Group Intermediate Holdings, LLC	DE	100%	by Film Expo Group Holdings LLC
Film Expo Group LLC	DE	99.0%	by Film Expo Group Holdings LLC
FilmNation Partners, LLC	DE	20.2%	by MRC II Distribution Company, L.P.
First Security Benefit Life Insurance and Annuity Company of New York	NY	100%	by SBL Holdings, Inc.
Fish Tacos NY 1, LLC	NY	61.6%	by Aurify Fish Tacos Holdings, LLC
Flexjet Holdings Malta Limited	Malta	100%	by Flexjet International, DAC
Flexjet International, DAC	Ireland	49.0%	by Flexjet Limited
Flexjet Limited	GBR	100%	by One Sky Flight, LLC
Flexjet Operations Ltd.	GBR	100%	by Flexjet International, DAC
Flexjet Operations Malta Limited	Malta	100%	by Flexjet Malta Holdings Limited
Flexjet Vertical Lift, LLC	DE	100%	by One Sky Flight, LLC
Flexjet, Inc.	DE	5.17%	by Big Springs, LLC
Flexjet, Inc.	DE	15.67%	by Eldridge EA Holdings, LLC
Flexjet, Inc.	DE	6.89%	by Epic Preferred Holdings II LLC
Flexjet, Inc.	DE	3.41%	by Epic Preferred Holdings LLC
Flexjet, LLC	GBR	100%	by One Sky Flight, LLC
FLF Invest EOOD	Bulgaria	100%	by Grayalfa Holdings Ltd
Flight Options, LLC	DE	100%	by One Sky Flight, LLC
Flint Rock Portfolio Trust, LLC	DE	100%	by EPH, LLC
Flip the Script, LLC	DE	100%	by Sugar23, Inc.
Fort Pruf Rock Mezz LLC	DE	100%	by Fort Pruf Rock Parent LLC
Fort Pruf Rock Parent LLC	DE	50.0%	by CI FLL Holdings, LLC
Fort Pruf Rock Trustee LLC	DE	100%	by Fort Pruf Rock Mezz LLC
Fortwell Capital Limited	GBR	95.0%	by ECM UK Holdings Limited
Fortwick 1 LP	Scotland	71.25%	by Fortwell Capital Limited
Fox River Investments, LLC	DE	100%	by Spoon River Investments, LLC
FPR 1 Member LLC	DE	100%	by Fort Pruf Rock Parent LLC
FPR 1 Mezz LLC	DE	100%	by FPR Investor LLC
FPR 1 PropCo LLC	DE	100%	by FPR 1 Mezz LLC
FPR Investor LLC	DE	100%	by FPR 1 Member LLC
FPR US 1 LLC	DE	100%	by Fort Pruf Rock Parent LLC
Franklin Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
30

Name	Jurisdiction	Percent of Voting Securities Owned
Free State Funding, LLC	KS	100%	by Sherwood Park, Inc.
FreezeCorp LLC	DE	100%	by A24 Films LLC
Frimpse Film Productions Ltd	CAN	100%	by Frimpse LLC
Frimpse LLC	CA	100%	by MRC II Holdings, LP
Fulwell Cain Studios Limited	GBR	100%	by CI SF Holdings Limited
Fulwell Investor, LP	DE	100%	by Eldridge Sports and Entertainment GP, LP
Fulwell Member U.S. Holdco, Inc.	GBR	32.0%	by Valence FW73, LLC
Fulwell Member UK Holdco Limited	GBR	32.0%	by Valence FW73, LLC
Fusion PBSA Platform Limited	GBR	33.3%	by CI UK Master Holdings Limited
Future Autumn LLC	DE	100%	by After The Fact LLC
Future to the Back Limited	GBR	100%	by A24 Films LLC
FX Leasing, LLC	DE	100%	by SCF Aviation Capital LLC
FX Notes LLC	DE	100%	by SCF Aviation Capital LLC
FXSolutions, LLC	DE	100%	by One Sky Flight, LLC
Galinda Park, LLC	DE	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
Galliard Developments Ltd	GBR	100%	by GDL Holdco Limited
Galliard Group Limited	GBR	4.8%	by CI GGL Limited
Gamma Media Holdings UK LTD	GBR	100%	by Gamma Media Holdings, LLC
Gamma Media Holdings, LLC	DE	43.50%	by Flint Rock Portfolio Trust, LLC
Garfield Park, LLC	KS	100%	by Sherwood Park, Inc.
GC Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
GDL (Millharbour) Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Romford) Limited	GBR	100%	by Galliard Developments Ltd
GDL (TCRW) Limited	GBR	100%	by Galliard Developments Ltd
GDL (Tower Bridge Road) Limited	GBR	70.0%	by Galliard Developments Ltd
GDL Holdco Limited	GBR	0%	Board rights held by CH Capital A Holdings LLc
GEC Finance, LLC	DE	100%	by Eldridge Industries, LLC
Generate Entertainment, LLC	DE	100%	by DCP Holdings DE, LLC
Gennessee Insurance Agency, LLC	DE	100%	by SBL Holdings, Inc.
G-Form Incentive Plan, LLC	DE	100%	by Eldridge G-Form Holdings LLC
G-Form, LLC	RI	23.50%	by Wanamaker Portfolio Trust, LLC
Ghost Shift LLC	DE	100%	by A24 Films LLC
Ghost Shift Rights LLC	DE	100%	by A24 Films LLC
Gizer Inc.	DE	26.23%	by Eldridge Gizer Funding LLC
Gladstone Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Glenville Portfolio Trust, LLC	DE	100%	by EPH, LLC
Glow Holdings, LLC	DE	100%	by Pumpkin Fest Holdings, LLC
GLT Private Alts Fund I, L.P.	DE	0%	Mgmt. by CAIS GLT Private Alts Fund I GP LLC
Golden Dragons, LLC	CA	100%	by MRC II Holdings, LP
Golden Globes Holdings, LLC	DE	33.3%	by EMH-PME LLC
Golden Globes, LLC	DE	60.0%	by Golden Globes Holdings, LLC
Got a Little Sloppy LLC	DE	100%	by A24 Films LLC
Got A Little Sloppy Productions Inc.	CAN	100%	by Mother Mary Rights LLC
Granger Portfolio Trust, LLC	DE	100%	by EPH, LLC
Grayalfa Holdings Ltd	Cyprus	100%	by Devenetco Ltd
GRE Austin, LLC	DE	100%	by Great Room Escape, LLC
GRE Chicago, LLC	DE	100%	by Great Room Escape, LLC
GRE Cincinnati, LLC	DE	100%	by Great Room Escape, LLC
GRE Cleveland, LLC	DE	100%	by Great Room Escape, LLC
GRE Columbus, LLC	OH	100%	by Great Room Escape, LLC
GRE Dallas, LLC	DE	100%	by Great Room Escape, LLC
GRE Denver, LLC	DE	100%	by Great Room Escape, LLC
31

Name	Jurisdiction	Percent of Voting Securities Owned
GRE Houston, LLC	TX	100%	by Great Room Escape, LLC
GRE Jacksonville, LLC	FL	100%	by Great Room Escape, LLC
GRE Nashville, LLC	TN	100%	by Great Room Escape, LLC
GRE San Antonio, LLC	DE	100%	by Great Room Escape, LLC
GRE Tempe, LLC	DE	100%	by Great Room Escape, LLC
Great Green Room, LLC	CA	100%	by MRC II Holdings, LP
Great Room Escape, LLC	CO	100%	by 13FEG Ops, LLC
Greatest Night, LLC	CA	100%	by MRC Documentary, L.P.
Greenview Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Grigg Portfolio Trust, LLC	DE	100%	by EPH, LLC
Grove Lane Portfolio Trust, LLC	DE	100%	by EPH, LLC
Guacamole Airlines LLC	DE	100%	by A24 Films LLC
Gun & Radio, LLC	CA	100%	by MRC Documentary, L.P.
GV 667, LLC	DE	100%	by Air Eldridge LLC
GVI 6109, LLC	DE	100%	by Air Eldridge LLC
GVI 6274, LLC	DE	100%	by Air Eldridge LLC
GVI 7019, LLC	DE	100%	by Air Eldridge LLC
GYKIT, LLC	CA	100%	by MRC Documentary Holdings, LLC
Halfnelson Films UK Limited	GBR	100%	by MRC II Holdings, LP
Halfnelson Films, LLC	CA	100%	by MRC II Holdings, LP
Halo Aviation Ltd.	GBR	100%	by Flexjet Operations Ltd.
Hamilton Portfolio Trust LLC	DE	100%	by EPH, LLC
Hamilton Portfolio Trust LLC	DE	100%	by EPH, LLC
Harold Portfolio Trust, LLC	DE	100%	by EPH, LLC
Harsh Times, LLC	DE	30.0%	by MRC Investments, LLC
Hawk Trail, LLC	DE	100%	by Security Benefit Life Insurance Company
Hibernation Season Inc.	CAN	100%	by A24 Films LLC
High Roller Productions LLC	CA	100%	by MRC II Holdings, LP
Highland Peak Asset Holdings, LLC	DE	100%	by Highland Peak Trust
Highland Peak FA Holdings, LLC	NJ	100%	by Highland Peak Trust
Highland Peak Trust	DE	100%	by EPH Holdings, LLC
Hillcrest Holdings, LLC	KS	100%	by Dayton Funding, LLC
Hillside Portfolio Trust, LLC	DE	100%	by EPH, LLC
HM DevCo Limited	GBR	100%	by Honey Monster Limited
Holliday Park, LLC	KS	100%	by Dayton Funding, LLC
Honey Monster Limited	GBR	100%	by CI HM InvestCo Limited
HoneyMonster HoldCo 1 Limited	GBR	100%	by Honey Monster Limited
HoneyMonster HoldCo 2 Limited	GBR	100%	by HoneyMonster HoldCo 1 Limited
Horizon Sponsor, LLC	DE	30.33%	by Eldridge HZACS LLC
Horseball Enterprises LLC	DE	100%	by A24 Films LLC
Horseball Rights LLC	DE	100%	by A24 Films LLC
Hot Costs LLC	DE	100%	by A24 Films LLC
Hot Sauce LLC	CA	100%	by MRC II Holdings, LP
Hotel Sales Services (Private) Limited	Sri Lanka	100%	by Amanresorts Management B.V.
House Claw LLC	LA	100%	by After The Fact LLC
House of Torment LLC	TX	100%	by 13 FEG Haunted Holdings, LLC
Hungry City, LLC	DE	100%	by MRC II Holdings, LP
Hypercolor, LLC	CA	100%	by MRC II Holdings, LP
Hyphen Hyphen LLC	DE	100%	by After The Fact LLC
HZACS CI, LLC	DE	0%	Mgmt. by Eldridge HZACS LLC
IDF V, LLC	DE	100%	by Security Benefit Life Insurance Company
IDF VI, LLC	DE	100%	by Security Benefit Life Insurance Company
Illuminarium Investor, LLC	DE	100%	by Eldridge Sports and Entertainment GP, LP
32

Name	Jurisdiction	Percent of Voting Securities Owned
Industry Standard Pictures LLC	DE	100%	by A24 Films LLC
Into Drama LLC	DE	100%	by A24 Films LLC
ITE Equipment Leasing Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
ITE Equipment Leasing Access Fund, L.P.	DE	0%	Mgmt. by ITE Equipment Leasing Access Fund GP LLC
ITTF LLC	DE	100%	by A24 Films LLC
ITTF Rights LLC	DE	100%	by A24 Films LLC
Ivory Fort, LLC	KS	100%	by Sherwood Park, Inc.
Janu Boat (Cayman) Limited	CYM	100%	by Mana Holdco Limited
JANU BOAT FINCO LIMITED	GBR	100%	by Mana Holdco Limited
Jazz Hands Motion Picture Group LLC	DE	100%	by A24 Films LLC
Jefferson Square 1892, LLC	DE	100%	by Dayton Funding, LLC
Jellybean Ghost LLC	DE	100%	by A24 Films LLC
JetCorp Technical Services, Inc.	MO	100%	by Fairgrave Omlie, LLC
JJ Concepts Limited	GBR	50.0%	by Cain PE (UK) Limited
JJ ISQ Limited	GBR	100%	by JJ Concepts Limited
Joe Cross For Mayor LLC	DE	92.5%	by A24 Films LLC
Joe Cross For Mayor Rights LLC	DE	100%	by A24 Films LLC
Jola20, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
JP Initiative, LLC	DE	100%	by Eldridge Business Services LLC
Juno Albatros, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Juno CB 1, S.L.U.	Spain	100%	by Juno Holdings Spain 2, S.L.U.
Juno Corn, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Juno Holdings Lux 2 S.a.r.l	LUX	100%	by Juno Holdings Lux I S.a.r.l
Juno Holdings Lux 3 S.a.r.l.	LUX	100%	by Juno Holdings Lux I S.a.r.l
Juno Holdings Lux I S.a.r.l	LUX	95.0%	by Juno Holdings Lux Sarl
Juno Holdings Lux M Sarl	LUX	100%	by Juno Holdings Lux Sarl
Juno Holdings Lux Sarl	LUX	100%	by CIEF1 UK Holdings Limited
Juno Holdings Spain 1, S.L.U.	Spain	100%	by Juno Holdings Lux 2 S.a.r.l
Juno Holdings Spain 2, S.L.U.	Spain	100%	by Juno Holdings Lux 3 S.a.r.l.
Katana Rights LLC	DE	100%	by A24 Films LLC
Kaw Valley Capital, LLC	DE	100%	by Eldridge Wealth Solutions, Inc.
Kebramatix Lda	LUX	50.0%	by Simpatica Decisao Unipessoal Lda.
Keep Spitballing LLC	DE	100%	by A24 Films LLC
Keshet/dcp LLC	DE	50.0%	by PME-DCP HoldCo, LLC
KMA Gems LLC	DE	100%	by After The Fact LLC
Knight Takes King Productions, LLC	DE	100%	by MRC II Holdings, LP
Knoema IT Solutions India Private Limited	India	100%	by Seek Data LLC
Koryfeum GmbH	LUX	10.1%	by CI Koryfeum Sarl
Krakow Office Park B.V.	Netherlands	90.0%	by CIEF1 UK Holdings Limited
KV IX Access GP LLC		100%	by Capital Integration Systems LLC
KV IX Access, L.P.	DE	0%	Mgmt. by KV IX Access GP LLC
KWCI GP	Ireland	50.0%	by Cain International European Real Estate Opportunity Fund I GP Limited
KWCI LP	NJ	50.0%	by CI CB3 Subfund
KWSB Real Estate Venture I, LLC	DE	80.0%	by EKW Holdings LLC
KWSB Real Estate Venture II, LLC	DE	80.0%	by EKW Holdings II LLC
KWSB Real Estate Venture III, LLC	DE	80.0%	by EKW Holdings III LLC
KWSB Real Estate Venture IV, LLC	DE	80.0%	by EKW Holdings IV LLC
Last Rider Productions UK Limited	GBR	100%	by MRC Documentary, L.P.
Last Rider Productions, LLC	CA	100%	by MRC Documentary, L.P.
LB 1140 Broadway, LLC	NY	100%	by Little Beet, LLC
LB 125 Park, LLC	NY	100%	by Little Beet, LLC
33

Name	Jurisdiction	Percent of Voting Securities Owned
LB 1291 First Avenue, LLC	DE	100%	by Little Beet, LLC
LB 148 Madison, LLC	NY	100%	by Little Beet, LLC
LB 320 Park, LLC	NY	100%	by Little Beet, LLC
LB Bryant Park, LLC	NY	100%	by Little Beet, LLC
LB City Vista, LLC	DE	100%	by Little Beet, LLC
LB Newport Center, LLC	NY	100%	by Little Beet, LLC
LB Roosevelt Field, LLC	NY	100%	by Little Beet, LLC
LB Sub W50, LLC	NY	100%	by LB W50, LLC
LB W50, LLC	NY	100%	by Little Beet, LLC
LB Westchester, LLC	NY	100%	by Little Beet, LLC
LB Westport, LLC	DE	100%	by Little Beet, LLC
Leadoff Investments, LLC	DE	100%	by SBT Investors, LLC
Legs Film Rights LLC	DE	100%	by A24 Films LLC
Lenox Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Lenticular Energy Holdings, LLC	DE	11.73%	by Eldridge 4AIR Holdings LLC
Lenticular Energy Holdings, LLC	DE	7.17%	by Eldridge EA Holdings, LLC
Lenticular Energy Holdings, LLC	DE	1.04%	by Eldridge Tuvoli Holdings LLC
Lenticular Energy Holdings, LLC	DE	5.52%	by Epic Preferred Holdings II LLC
Lenticular Energy Holdings, LLC	DE	1.56%	by Epic Preferred Holdings LLC
Let Them Comes LLC	DE	100%	by A24 Films LLC
Life is Beautiful Holdings, LLC	DE	32.32%	by Rolling Stone LLC
Life Products Solutions Group, LLC	FL	100%	by Zinnia Tech Solutions LLC
Life.io, LLC	DE	100%	by Zinnia Tech Solutions LLC
Linda Margaret Rae LLC	DE	100%	by After The Fact LLC
Little Beet Brands Holdings, LLC	DE	100%	by Aurify Brands Holdings, LLC
Little Beet Table, LLC	NY	100%	by Aurify Brands Holdings, LLC
Little Beet, LLC	NY	98.0%	by Aurify Brands Holdings, LLC
Little Bluestem, LLC	KS	100%	by Sherwood Park, Inc.
Liverpool Holdings Limited	GBR	100%	by CI-F Zenith UK Holdings Limited
Livingston Portfolio Trust, LLC	DE	100%	by Ruby Portfolio Trust, LLC
LME1 Limited	GBR	100%	by Competitive Socialising Limited
Lockwood Portfolio Trust, LLC	DE	100%	by EPH, LLC
Locust Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Lost in the Andes, LLC	CA	100%	by MRC Documentary, L.P.
LPQ Sailboat Pond, Inc.	DE	100%	by APQ Sailboat Pond NY, LLC
LPQ USA, LLC	DE	100%	by Aurify Brands, LLC
LR Special Limited	GBR	100%	by A24 Films LLC
LSPW Project Limited	GBR	100%	by A24 Films LLC
LSPW Rights LLC	DE	100%	by A24 Films LLC
Luminate Data Holdings, LLC	DE	100%	by PME TopCo, LLC
Luminate Data, LLC	DE	100%	by Luminate Data Holdings, LLC
Luxury Linoleum LLC	DE	100%	by A24 Films LLC
Madison Portfolio Trust, LLC	DE	100%	by EPH, LLC
MAG Finance, LLC	KS	100%	by Dornwood Park,LLC
Magnolia Portfolio Trust, LLC	DE	100%	by EPH, LLC
Maman sait mieux Productions Inc.	CAN	100%	by A24 Sunset LLC
Mammoth Ridge Discovery, LLC	KS	100%	by Sherwood Park, Inc.
Mana BH LLC	DE	100%	by Mana Holdco Limited
Mana Holdco Limited	GBR	100%	by Moto Investco Limited
Mana OpCo Limited	GBR	100%	by Moto Investco Limited
Maple Hill, LLC	KS	100%	by Sherwood Park, Inc.
Maple Portfolio Trust, LLC	DE	100%	by EPH, LLC
Maranon Capital Ultimate General Partner LLC	DE	100%	by Eldridge Capital Management, LLC
34

Name	Jurisdiction	Percent of Voting Securities Owned
Maranon Centre Street Executive Fund LP	DE	99.00%	by Eldridge Credit Advisers, LLC
Maranon Centre Street General Partner, LP	DE	100%	by Maranon Capital Ultimate General Partner LLC
Maranon Centre Street Partnership LP	DE	0%	Mgmt. by Maranon Centre Street General Partner, LP
Maranon Centre Street SPV LLC	DE	100%	by Maranon Centre Street Partnership LP
Maranon Centre-B Street Partnership LP	DE	0%	Mgmt. by Maranon Centre Street General Partner, LP
Maranon Centre-B Street SPV LLC	DE	100%	by Maranon Centre-B Street Partnership LP
Maranon Holdings, LLC	DE	100%	by Eldridge Capital Management, LLC
Maranon Loan Funding 2026-1 WH, LLC	KS	100%	by Ruby Slipper Pair, LLC
Maranon Management LLC	DE	100%	by Eldridge Credit Advisers, LLC
Maranon Mezzanine Fund II, LP	DE	0%	Mgmt. by Maranon Mezzanine GP II, LP
Maranon Mezzanine GP II, LP	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Mezzanine Offshore Fund II, LP	CYM	0%	Mgmt. by Maranon Mezzanine GP II, LP
Maranon Partners, LLC	KS	60.98%	by Eldridge Capital Management, LLC
Maranon Senior Credit Fund II-B, LP	DE	0%	Mgmt. by Maranon Senior Credit GP II, L.P.
Maranon Senior Credit Fund IX DB, L.P.	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Fund IX GP, L.P.	DE	100%	by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Fund IX, LLC	DE	100%	by Maranon Senior Credit Fund IX DB, L.P.
Maranon Senior Credit Fund IX, LLC	DE	0%	Mgmt. by Maranon Senior Credit Fund IX GP, L.P.
Maranon Senior Credit Fund V-Onshore SPV LLC	DE	100%	by Maranon Senior Credit Strategies Fund V-Levered, LP
Maranon Senior Credit GP II, L.P.	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit IV, LLC	KS	100%	by Sherwood Park, Inc.
Maranon Senior Credit Opportunities Fund SPV GP, LP	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Opportunities Fund SPV II, LLC	DE	0%	Mgmt. by Maranon Senior Credit Opportunities Fund SPV II, LP
Maranon Senior Credit Opportunities Fund SPV II, LP	DE	0%	Mgmt. by Maranon Senior Credit Opportunities Fund SPV GP, LP
Maranon Senior Credit Opportunities Fund SPV III, LLC	DE	0%	Mgmt. by Maranon Senior Credit Opportunities Fund SPV II, LP
Maranon Senior Credit Opportunities Fund SPV III, LP	DE	0%	Mgmt. by Maranon Senior Credit Opportunities Fund SPV GP, LP
Maranon Senior Credit Opportunities Fund SPV, LLC	DE	0%	Mgmt. by Maranon Senior Credit Opportunities Fund SPV, LP
Maranon Senior Credit Opportunities Fund SPV, LP	DE	100%	by Maranon Senior Credit Opportunities Fund SPV GP, LP
Maranon Senior Credit Strategies Fund V-Levered, LP	DE	0%	Mgmt. by Maranon Senior Credit Strategies GP V, LP
Maranon Senior Credit Strategies Fund V-Unlevered, LP	DE	0%	Mgmt. by Maranon Senior Credit Strategies GP V, LP
Maranon Senior Credit Strategies Fund X GP, L.P.	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Strategies Fund XIII DB, LLC	DE	0%	Mgmt. by Maranon Senior Strategies Fund XIII GP, L.P.
Maranon Senior Credit Strategies Fund XIV GP, L.P.	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Strategies Fund XIV, L.P.	DE	0%	Mgmt. by Maranon Senior Credit Strategies Fund XIV GP, L.P.
Maranon Senior Credit Strategies Fund X-Levered, L.P.	DE	0%	Mgmt. by Maranon Senior Credit Strategies Fund X GP, L.P.
35

Name	Jurisdiction	Percent of Voting Securities Owned
Maranon Senior Credit Strategies Fund X-Unlevered, L.P.	DE	0%	Mgmt. by Maranon Senior Credit Strategies Fund X GP, L.P.
Maranon Senior Credit Strategies GP V, LP	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit X-Levered SPV, LLC	DE	100%	by Maranon Senior Credit Strategies Fund X-Levered, L.P.
Maranon Senior Rated Fund I LLC	DE	0%	Mgmt. by Eldridge Credit Advisers, LLC
Maranon Senior Strategies Fund XIII GP, L.P.	DE	100%	by Maranon Capital Ultimate General Partner LLC
Maranon Senior Strategies Fund XIII, L.P.	DE	100%	by Maranon Senior Credit Strategies Fund XIII DB, LLC
Maranon Services Corp.	DE	100%	by Eldridge Credit Advisers, LLC
Maranon Services, LLC	DE	99.9%	by Eldridge Credit Advisers, LLC
Maranon Services, LLC	DE	0.1%	by Maranon Services Corp.
Mark the Squid Limited	GBR	100%	by A24 Films LLC
Marty Post Inc.	CAN	100%	by ITTF Rights LLC
MASH EI Holdco, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Maslow's Group LLP	GBR	0%	Board rights held by Cain PE LLC
Maslow's Kensington Employee Co Limited	GBR	100%	by Maslow's UK Services Ltd
Maslow's UK Services Ltd	GBR	100%	by Maslow's Group LLP
Mason Portfolio Trust, LLC	DE	100%	by EPH, LLC
Massive Noise Holdings, LLC	DE	100%	by 13FEG Ops, LLC
Massive Noise LLC	CO	100%	by Massive Noise Holdings, LLC
Mayfair Portfolio Trust, LLC	DE	100%	by EPH, LLC
McBride Portfolio Trust, LLC	DE	100%	by Eldridge Finco, LLC
Meadowlark Funding LLC	KS	100%	by Dayton Funding, LLC
Media Rights Capital II, LLC	DE	100%	by MRC III Holdings, LLC
Media Rights Capital III, LLC	DE	0.94%	by DCP Holdco I LLC
Media Rights Capital III, LLC	DE	36.56%	by EMG HoldCo, LLC
Meez Culinary Solutions, Inc.	DE	14.9%	by Aurify Brands Management, LLC
Meez Culinary Solutions, Inc.	DE	85.1%	by Aurify Brands, LLC
Mellotron, LLC	DE	40.0%	by Carlostron, LLC
Melt Shop Enterprises, LLC	NY	100%	by Melt Shop, LLC
Melt Shop, LLC	NY	96.5%	by Aurify Brands Holdings, LLC
Meriden Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Merriam Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
MF Master Seed Co., LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
MF Seed Co, LLC	DE	100%	by MF Master Seed Co, LLC
MG Warwick Street HoldCo Limited	GBR	100%	by Maslow's Group LLP
MG Warwick Street OpCo Limited	GBR	100%	by MG Warwick Street HoldCo Limited
MG Warwick Street PropCo Limited	GBR	100%	by MG Warwick Street HoldCo Limited
Miami Waterfront Ventures Mezz, LLC	DE	100%	by CHE South Brickell LLC
Miami Waterfront Ventures Parent, LLC	DE	60.0%	by CHE South Brickell LLC
Miami Waterfront Ventures, LLC	DE	100%	by CHE South Brickell LLC
Millway Drive LLC	DE	100%	by A24 Films LLC
Mine Creek, LLC	KS	100%	by Sherwood Park, Inc.
Ministry of Arts and Interrogation LLC	DE	100%	by A24 Films LLC
Ministry of Creative Reasoning LLC	DE	100%	by After The Fact LLC
Miss Gabler Productions LLC	DE	100%	by A24 Films LLC
Misty Green LLC	DE	100%	by A24 Films LLC
Misty Rights LLC	DE	100%	by A24 Films LLC
MK Debt, LLC	DE	100%	by LPQ USA, LLC
MK USA, LLC	DE	100%	by LPQ USA, LLC
36

Name	Jurisdiction	Percent of Voting Securities Owned
Momijigaoka Shukusha Jigyo Tokutei Mokuteki Kaisha	Japan	74.0%	by AP Hakone Pte. Limited
Monarch Field, LLC	KS	100%	by Security Benefit Life Insurance Company
Monoceros Media LLC	DE	100%	by A24 Films LLC
Monoceros Post Inc.	CAN	100%	by A24 Sunset LLC
Monroe Portfolio Trust, LLC	DE	100%	by Eldridge Industries, LLC
Monsters of God LLC	DE	100%	by A24 Films LLC
Monterey Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Monterra Asset Holdings, LLC	DE	100%	by Monterra Trust
Monterra FA Holdings, LLC	NJ	100%	by Monterra Trust
Monterra Trust	DE	100%	by EPH Holdings, LLC
Montgomery Portfolio Trust, LLC	DE	100%	by EPH, LLC
Moore Portfolio Trust, LLC	DE	100%	by EPH, LLC
Morning People LLC	DE	100%	by Elia Management LLC
Morningside Portfolio Trust, LLC	DE	100%	by EPH, LLC
Morse Code UK Films Limited	GBR	100%	by MRC II Holdings, LP
Morse Code, LLC	CA	100%	by MRC II Holdings, LP
Mosaic Media Investment Partners, LLC	DE	100%	by DCP Holdings DE, LLC
Mother Knows Post LLC	DE	100%	by A24 Films LLC
Mother Mary Rights LLC	DE	100%	by A24 Films LLC
Moto Investco Limited	GBR	13.33%	by Atlas Venture Investment LP
Mountains & Rivers LLC	DE	100%	by A24 Films LLC
MPQ 1377 Sixth Avenue, LLC	NY	100%	by MK USA, LLC
MPQ 1400 Broadway, LLC	NY	100%	by MK USA, LLC
MPQ 1535 Third Avenue LLC	NY	100%	by MK USA, LLC
MPQ 1800 Broadway, LLC	NY	100%	by MK USA, LLC
MPQ 2161 Broadway, LLC	NY	100%	by MK USA, LLC
MPQ 339 Seventh Avenue, LLC	NY	100%	by MK USA, LLC
MPQ 370 Lexington, LLC	NY	100%	by MK USA, LLC
MPQ 400 Fifth Avenue, LLC	NY	100%	by MK USA, LLC
MPQ 685 Third Avenue, LLC	NY	100%	by MK USA, LLC
MPQ 688 Bronx HoldCo, LLC	DE	100%	by MK USA, LLC
MPQ 921 Broadway, LLC	NY	100%	by MK USA, LLC
MPQ Bronx Commissary, LLC	NY	100%	by MK USA, LLC
MRC Documentary Holdings, LLC	DE	100%	by Media Rights Capital II, LLC
MRC Documentary, L.P.	DE	99.9%	by Media Rights Capital II, LLC
MRC I Hedge Co, LLC	DE	100%	by MRC II Holdings, LP
MRC I Project Co, LLC	DE	100%	by MRC II Holdings, LP
MRC II Distribution Company, L.P.	DE	99.9%	by Media Rights Capital II, LLC
MRC II Holdings, LP	DE	99.9%	by MRC II Distribution Company, L.P.
MRC II Sub GP, LLC	DE	100%	by Media Rights Capital II, LLC
MRC III Holdings, LLC	DE	100%	by Media Rights Capital III, LLC
MRC International Distribution Company, Inc.	DE	100%	by MRC II Distribution Company, L.P.
MRC Investments, LLC	DE	100%	by Media Rights Capital II, LLC
MRC360, LLC	CA	100%	by MRC II Holdings, LP
MS 101 Maiden, LLC	NY	100%	by Melt Shop, LLC
MS Menlo Park, LLC	NY	100%	by Melt Shop, LLC
MS Roosevelt Field, LLC	NY	100%	by Melt Shop, LLC
MS Smith Haven, LLC	NY	100%	by Melt Shop, LLC
MS Special Events, LLC	NY	100%	by Melt Shop, LLC
MS Staten Island, LLC	NY	100%	by Melt Shop, LLC
MS Sub W50, LLC	NY	100%	by MS W50, LLC
MS W26, LLC	NY	100%	by Melt Shop, LLC
37

Name	Jurisdiction	Percent of Voting Securities Owned
MS W50, LLC	NY	100%	by Melt Shop, LLC
MS W52, LLC	NY	100%	by Melt Shop, LLC
MS Westchester, LLC	NY	100%	by Melt Shop, LLC
Mulberry Portfolio Trust LLC	DE	100%	by EPH, LLC
Music Business Worldwide Limited (UK)	GBR	50.0%	by PME Holdings, LLC
N318MM, LLC	KS	50.0%	by Eldridge Wealth Solutions, Inc.
Nashville Nightmare, LLC	TN	100%	by Nightmare Holdings, LLC
NBT Holdings, LLC	DE	97.0%	by Venture Brand Management LLC
Neptune Co.	CYM	50.0%	by Janu Boat (Cayman) Limited
Net-Net Worldwide LLC	DE	100%	by A24 Films LLC
New Fortwick 1 GP Limited	Scotland	100%	by ECM UK Holdings Limited
NewPoint Impact Fund I Access GP LLC	DE	100%	by Capital Integration Systems LLC
NewPoint Impact Fund I Access, L.P.	DE	0%	Mgmt. by NewPoint Impact Fund I Access GP LLC
Newton Portfolio Trust, LLC	DE	100%	by EPH, LLC
Nextant Aerospace, LLC	OH	100%	by Nextant Sales, LLC
Nextant Sales, LLC	OH	100%	by Fairgrave Omlie, LLC
Nice Playground LLC	DE	100%	by A24 Films LLC
Nicodemus Place, LLC	KS	100%	by Sherwood Park, Inc.
Nightmare Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
No Commas LLC	DE	100%	by A24 Films LLC
North City Screams LLC	IL	100%	by 13 FEG Haunted Holdings, LLC
Northwest TCI Holdings Ltd.	Turks and Caicos	100%	by TCI FINCO LIMITED
Note Funding 1892-2, LLC	KS	100%	by EPH, LLC
NZC Capital LLC	DE	89.5%	by Todd L. Boehly, Individual
Oakridge Portfolio Trust, LLC	DE	100%	by EPH, LLC
Oaktree Entertainment, LLC	DE	100%	by MRC II Holdings, LP
Oaktree Opportunities XII CAIS (Onshore) Access Fund, L.P.	DE	0%	Mgmt. by CAIS OT Opportunities XII CAIS (Onshore) Access Fund GP LLC
Oasis BH, LLC	DE	29.33%	by CI BH Holdings II LLC
Oasis BH, LLC	DE	58.22%	by CI BH Holdings LLC
Oasis West Realty LLC	DE	100%	by OWR Mezz II Borrower LLC
OBH FB Issuer LLC	DE	100%	by OBH PE Issuer II LLC
OBH HoldCo LLC	DE	100%	by OBH HoldCo Pledgor LLC
OBH HoldCo Pledgor LLC	DE	100%	by OBH FB Issuer LLC
OBH Intermediate Holdco, LLC	DE	100%	by Oasis BH, LLC
OBH PE Issuer II LLC	DE	100%	by OBH PE Issuer LLC
OBH PE Issuer LLC	DE	100%	by Oasis BH, LLC
Ocarina Incident LLC	DE	100%	by After The Fact LLC
OCM Private Wealth Alternative Opportunities Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
OCM Private Wealth Alternative Opportunities Fund I, L.P.	DE	0%	Mgmt. by OCM Private Wealth Alternative Opportunities Fund I GP LLC
OGS London Limited	GRB	100%	by Mana OpCo Limited
On The Rocks LLC	DE	100%	by After The Fact LLC
One BH Investors LLC	DE	77.5%	by Cain RE LLC
One BH Investors LLC	DE	22.5%	by Mana BH LLC
One Brick Select Private Equity 2024 GP LLC	DE	100%	by Capital Integration Systems LLC
One Brick Select Private Equity 2024, L.P.	DE	0%	Mgmt. by One Brick Select Private Equity 2024 GP LLC
One Brick Select Private Real Estate 2025 GP LLC	DE	100%	by Capital Integration Systems LLC
38

Name	Jurisdiction	Percent of Voting Securities Owned
One Brick Select Private Real Estate 2025, L.P.	DE	0%	Mgmt. by One Brick Select Private Real Estate 2025 GP LLC
One For All Productions LLC	DE	100%	by A24 Films LLC
One For All Rights LLC	DE	100%	by A24 Films LLC
One Sky Flight Holdings, LLC	DE	100%	by Epic Aero, Inc.
One Sky Flight, LLC	DE	100%	by One Sky Flight Holdings, LLC
Onslaught Productions Inc.	CAN	100%	by Onslaught Rights LLC
Onslaught Rights LLC	DE	100%	by A24 Films LLC
Orlando Portfolio Trust, LLC	DE	100%	by Rocky Portfolio Trust, LLC
Osler Media Inc.	CAN	100%	by A24 Sunset LLC
Osler Media Quebec Inc.	CAN	100%	by A24 Sunset LLC
Oso Season LLC	DE	100%	by A24 Films LLC
Owl Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
OWR Hotel Owner LLC	DE	100%	by OWR Intermediate Co LLC
OWR Intermediate Co LLC	DE	100%	by OWR InvestCo LLC
OWR InvestCo LLC	DE	100%	by OBH HoldCo LLC
OWR Mezz II Borrower LLC	DE	100%	by OBH Intermediate Holdco, LLC
Ozawkie LLC	KS	100%	by Dayton Funding, LLC
Paderna sp.zo.o	Poland	100%	by PZO JV B.V.
Palm Beach Ambassador Fee Borrower LLC	DE	100%	by Palm Beach Ambassador Fee Pledgor LLC
Palm Beach Ambassador Fee Pledgor LLC	DE	100%	by The Ambassador Hotel Cooperative Apartments Corp.
Palm Beach Ambassador Holdco LLC	DE	100%	by Palm Beach Edgewater/Ambassador JV LLC
Palm Beach Ambassador Leasehold Borrower LLC	DE	100%	by Palm Beach Ambassador Leasehold Pledgor LLC
Palm Beach Ambassador Leasehold Pledgor LLC	DE	100%	by Palm Beach Ambassador Holdco LLC
Palm Beach Edgewater Fee Borrower LLC	DE	100%	by Palm Beach Edgewater Fee Pledgor LLC
Palm Beach Edgewater Fee Pledgor LLC	DE	100%	by The Edgewater House Corporation
Palm Beach Edgewater Holdco LLC	DE	100%	by Palm Beach Edgewater/Ambassador JV LLC
Palm Beach Edgewater Leasehold Borrower LLC	DE	100%	by Palm Beach Edgewater Leasehold Pledgor LLC
Palm Beach Edgewater Leasehold Pledgor LLC	DE	100%	by Palm Beach Edgewater Holdco LLC
Palm Beach Edgewater/Ambassador JV LLC	DE	50.0%	by ACZ PB Holdings, LLC
Palmer Portfolio Trust, LLC	DE	100%	by Primrose Portfolio Trust, LLC
Palouse Productions LLC	DE	100%	by A24 Films LLC
Panagram Senior Loan Fund I GP, LLC	DE	100%	by ESCA Holdings, LLC
Panagram Senior Loan Fund I, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund I GP, LLC
Panagram Senior Loan Fund II GP, LLC	DE	100%	by ESCA Holdings, LLC
Panagram Senior Loan Fund II, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund II GP, LLC
Panagram Senior Loan Fund III GP, LLC	DE	100%	by ESCA Holdings, LLC
Panagram Senior Loan Fund III, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund III GP, LLC
Panagram Senior Loan Fund IV GP, LLC	DE	100%	by ESCA Holdings, LLC
Panagram Senior Loan Fund IV, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund IV GP, LLC
Panagram Senior Loan Fund V GP, LLC	DE	100%	by ESCA Holdings, LLC
Panagram Senior Loan Fund V, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund V GP, LLC
Panagram Senior Loan Fund VI GP, LLC	DE	100%	by ESCA Holdings, LLC
Panagram Senior Loan Fund VI, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund VI GP, LLC
Parks and Haites Limited	GBR	100%	by A24 Films LLC
PayActiv, Inc.	DE	17.65%	by Eldridge PayActiv Holdings LLC
PD Holdings LLC	DE	100%	by Dayton Funding, LLC
Peasant Productions LLC	DE	100%	by A24 Films LLC
Peasant Rights LLC	DE	100%	by A24 Films LLC
Perry Park, LLC	KS	100%	by Security Benefit Life Insurance Company
Perry Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
39

Name	Jurisdiction	Percent of Voting Securities Owned
PG Senior Loan Fund VIII Issuer, LLC	DE	100%	by Merriam Portfolio Trust, LLC
PG32OS LLC	DE	100%	by Policygenius LLC
Pickleback NOLA, LLC	LA	100%	by MRC II Holdings, LP
Pickleback, LLC	CA	100%	by MRC II Holdings, LP
Pinckney Holdings, LLC	DE	100%	by Security Benefit Life Insurance Company
Pinecrest Portfolio Trust, LLC	DE	100%	by EPH, LLC
Pinegrove Capital Partners I Access, L.P.	DE	0%	Mgmt. by CAIS Pinegrove Capital Partners I Access GP LLC
Pink Chair Productions LLC	DE	100%	by After The Fact LLC
Pink Opaque LLC	DE	100%	by After The Fact LLC
Pixion Games Limited	GBR	11.62%	by Eldridge Pixion Funding LLC
PME AH LLC	DE	100%	by EMH II, LLC
PME Holdings, LLC	DE	100%	by PME TopCo, LLC
PME Investor, LLC	DE	100%	by Eldridge Sports and Entertainment GP, LP
PME Music, LLC	DE	100%	by PME Holdings, LLC
PME TopCo, LLC	DE	40.0%	by EMH-PME Holdings, LLC
PME-DCP HoldCo, LLC	DE	100%	by PME TopCo, LLC
Poker Face CDN Productions Inc.	CAN	100%	by MRC II Holdings, LP
Policygenius BGA LLC	DE	100%	by Zinnia Tech Solutions LLC
Policygenius LLC	DE	100%	by Zinnia Tech Solutions LLC
Poppy Field Productions, LLC	CA	100%	by MRC II Holdings, LP
Portsmouth Zenith Holdings Limited	GBR	100%	by CI-F Zenith UK Holdings Limited
Post Portfolio Trust, LLC	DE	100%	by Monroe Portfolio Trust, LLC
Potwin Place, LLC	KS	100%	by Dayton Funding, LLC
Prairie Hill, LLC	KS	100%	by Sherwood Park, Inc.
PrescientCo Holdings, LLC	DE	16.58%	by Eldridge PCH Holdings, LLC
PrescientCo Holdings, LLC	DE	15.25%	by Mayfair Portfolio Trust, LLC
PrescientCo Holdings, LLC	DE	23.50%	by Palmer Portfolio Trust, LLC
PrescientCo Holdings, LLC	DE	24.82%	by Steamboat Portfolio Trust, LLC
PrescientCo LLC	DE	100%	by PrescientCo Holdings, LLC
Prezzo Trading Limited	GBR	100%	by Brava Hospitality Group Limited
Priest Lake Haunted Woods, LLC	TN	100%	by Nightmare Holdings, LLC
Primary Issue Anchor Separate Account LLC	DE	100%	by Sherwood Park, Inc.
Primrose Portfolio Trust, LLC	DE	100%	by EPH, LLC
Princess Klepto LLC	DE	100%	by After The Fact LLC
PrivateFly Limited	GBR	100%	by Skyjet Europe Limited
Procyon Evergreen I GP LLC	DE	100%	by Capital Integration Systems LLC
Procyon Evergreen I, L.P.	DE	0%	Mgmt. by Procyon Evergreen I GP LLC
Procyon Vintage I GP LLC	DE	100%	by Capital Integration Systems LLC
Procyon Vintage I, L.P.	DE	0%	Mgmt. by Procyon Vintage I GP LLC
Prospect Portfolio Trust, LLC	DE	100%	by EPH, LLC
Public House Productions LLC	DE	100%	by A24 Films LLC
Pumpkin Fest Holdings, LLC	DE	100%	by 13FEG Ops, LLC
Putnam Asset Holdings, LLC	DE	100%	by EPH, LLC
PZO JV B.V.	Netherlands	90.0%	by CIEF1 UK Holdings Limited
Queen Morgan, LLC	CA	100%	by MRC Documentary Holdings, LLC
Queens LLC	DE	100%	by After The Fact LLC
Quinton Heights, LLC	KS	100%	by Dayton Funding, LLC
RA 1537 Holding Limited	GBR	100%	by Mana Holdco Limited
Radnor Equity Partners, L.P.	DE	0%	Mgmt. by CAIS Radnor Equity Partners GP LLC
Raging Bear, LLC	DE	100%	by MRC II Holdings, LP
Raising Destiny, LLC	CA	100%	by MRC Documentary, L.P.
Ramy Rights LLC	DE	100%	by A24 Films LLC
40

Name	Jurisdiction	Percent of Voting Securities Owned
Randolph Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Ravenwood Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Razor's Edge Fund IV Access GP LLC	DE	100%	by Capital Integration Systems LLC
Razor's Edge Fund IV Access, L.P.	DE	0%	Mgmt. by Razor's Edge Fund IV Access GP LLC
Real American Hero LLC	DE	100%	by A24 Films LLC
Real American Hero Productions Ltd.	CAN	100%	by Real Hero Rights LLC
Real American Hero Quebec Productions Ltd.	CAN	100%	by Real American Hero LLC
Real Hero Rights LLC	DE	100%	by A24 Films LLC
Red Sea 2022-1, LLC	KS	100%	by Sherwood Park, Inc.
Red Sea 2024-1, LLC	KS	100%	by Sherwood Park, Inc.
Red Sea 2024-6, LLC	DE	100%	by Eldridge Wealth Solutions, Inc.
Renegade Brands USA, INC.	DE	20.0%	by Canon Portfolio Trust, LLC
Ride or Die CDN Productions Inc.	CAN	100%	by MRC II Holdings, LP
Ride or Die Productions, LLC	CA	100%	by MRC II Holdings, LP
Ridge Media Holdings, LLC	DE	100%	by GEC Finance, LLC
Rights By Lloyd LLC	DE	100%	by A24 Films LLC
Ring Finger LLC	DE	100%	by A24 Films LLC
Ring Finger Rights LLC	DE	100%	by A24 Films LLC
Riot Going On, LLC	CA	100%	by MRC Documentary, L.P.
Ripley Park, LLC	DE	70.0%	by Sherwood Park, Inc.
Ripple Effects CDN Productions Inc.	CAN	100%	by MRC II Holdings, LP
Ripple Effects Productions, LLC	CA	100%	by MRC II Holdings, LP
Rivabella sp.zo.o	Poland	100%	by Krakow Office Park B.V.
Riverside Portfolio Trust, LLC	DE	100%	by EPH, LLC
RJPC Holdings LLC	DE	95.0%	by RJPC Investor, LLC
RJPC Investor, LLC	DE	50.0%	by Eldridge RJPC Holdings, LLC
RJPC Investor, LLC	DE	50.0%	by Stonebriar Commercial Finance LLC
RJPC Lender LLC	DE	100%	by RJPC Holdings LLC
RNF AB Assetco, LLC	DE	100%	by Dayton Funding, LLC
RNF Assetco, LLC	KS	100%	by Mine Creek, LLC
Rocky Portfolio Trust, LLC	DE	100%	by McBride Portfolio Trust, LLC
Roll Down, LLC	CA	100%	by MRC II Holdings, LP
Rolling Stone Licensing LLC	DE	100%	by Rolling Stone LLC
Rolling Stone LLC	DE	100%	by Rolling Stone Media, LLC
Rolling Stone Media, LLC	DE	100%	by PME Music, LLC
Roman 1 Sarl	LUX	100%	by Roman JV Sarl
Roman 2 Sarl	LUX	100%	by Roman JV Sarl
Roman JV Sarl	LUX	100%	by CI Roman Holdings Sarl
Roman SNC	France	99.9%	by Roman 1 Sarl
Roman SNC	France	0.01%	by Roman 2 Sarl
Rosa Alpina 1537 S.R.L.	Italy	49.0%	by RA 1537 Holding Limited
Round About Bar LLC	DE	100%	by After The Fact LLC
Round About Pub Limited	GBR	100%	by A24 Films LLC
Royalty Rights LLC	DE	100%	by A24 Films LLC
RoyaltyHL5 LLC	DE	100%	by After The Fact LLC
RS Branding, LLC	DE	100%	by Rolling Stone LLC
Ruby Portfolio Trust, LLC	DE	100%	by EPH, LLC
Ruby Slipper Pair, LLC	KS	100%	by Sherwood Park, Inc.
Rules Beauty, Inc.	DE	36.57%	by A24 Ventures LLC
Rush Job LLC	DE	100%	by A24 Films LLC
S (BOS) LLC	MA	100%	by Competitive Socializing US LLC
S (CHI) LLC	DE	100%	by Competitive Socializing US LLC
S(LSV) LLC	NV	100%	by Competitive Socializing US LLC
41

Name	Jurisdiction	Percent of Voting Securities Owned
S(WBP)LLC	DC	100%	by Competitive Socializing US LLC
S(WDC) LLC	DC	100%	by Competitive Socializing US LLC
S(WMB) LLC	NY	100%	by Competitive Socializing US LLC
Sable River Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Sager House (Almeida) Limited	GBR	100%	by CH Capital A Holdings LLC
SAILES 2, LLC	DE	100%	by Security Benefit Life Insurance Company
Salsa Cruiseline Limited	GBR	100%	by A24 Films LLC
SAM Alternative Investment Opportunities Fund I, L.P.	DE	0%	Mgmt. by CAIS SAM Alternative Investment Opportunities Fund I GP LLC
SAM Alternative Investment Opportunities Fund II GP LLC	DE	100%	by Capital Integration Systems LLC
SAM Alternative Investment Opportunities Fund II, L.P. Offshore	CYM	0%	Mgmt. by SAM Alternative Investment Opportunities Fund II GP LLC
Sapphire NY Hotel (Corp) LLC	DE	100%	by Sapphire NY Hotel HoldCo LLC
Sapphire NY Hotel Dining LLC	DE	100%	by Sapphire NY Hotel HoldCo LLC
Sapphire NY Hotel HoldCo LLC	DE	100%	by CGREF AIV 1 LP
Sapphire NY Hotel MezzCo LLC	DE	99.0%	by Sapphire NY Hotel PropCo HoldCo LLC
Sapphire NY Hotel OpCo GP LLC	DE	100%	by Sapphire NY Hotel OpCo HoldCo LLC
Sapphire NY Hotel OpCo HoldCo LLC	DE	99.0%	by Sapphire NY Hotel HoldCo LLC
Sapphire NY Hotel OpCo LP	DE	100%	by Sapphire NY Hotel OpCo HoldCo LLC
Sapphire NY Hotel PropCo HoldCo LLC	DE	100%	by Sapphire NY Hotel HoldCo LLC
Sapphire NY Hotel PropCo LLC	DE	100%	by Sapphire NY Hotel MezzCo LLC
Saving The World LLC	DE	100%	by A24 Films LLC
SB 625 Madison Holding, LLC	DE	100%	by Security Benefit Life Insurance Company
SB Corporate Funding LLC	DE	100%	by Eldridge Wealth Solutions, Inc.
SB Corporate Funding LLC	DE	100%	by Eldridge Wealth Solutions, Inc.
SB ISH LLC	DE	100%	by Security Benefit Life Insurance Company
SB Knoema Holdings, LLC	DE	100%	by Gladstone Portfolio Trust, LLC
SB Restructured Asset, LLC	DE	100%	by Hawk Trail, LLC
SBC Civic Center LLC	DE	100%	by Mason Portfolio Trust, LLC
SBC LAD Holdings, LLC	DE	100%	by Eldridge Wealth Solutions, Inc.
SB-HS LOJV GP, LLC	DE	0%	Mgmt. by SB-HS Lot Option Joint Venture, LLC
SB-HS Lot Option Joint Venture, LLC	DE	99.0%	by Stonebriar Commercial Finance LLC
SB-HS Lot Option Pool 01, LP	DE	0%	Mgmt. by SB-HS LOJV GP, LLC
SB-HS Lot Option Pool 2, LP	DE	0%	Mgmt. by SB-HS LOJV GP, LLC
SBL Holdings, Inc.	KS	100%	by Eldridge Wealth Solutions, Inc.
SBT Investors LLC	DE	100%	by NZC Capital LLC
SBT Media Holdings, LLC	DE	100%	by SBT Investors, LLC
SBT-WWB, LLC	DE	100%	by SBT Investors, LLC
SCF 1187-001A LLC	DE	65.0%	by Stonebriar Commercial Finance LLC
SCF 1187-002AP LLC	DE	86.1%	by Stonebriar Commercial Finance LLC
SCF 1187-003AP LLC	DE	68.6%	by Stonebriar Commercial Finance LLC
SCF 1239-003R LLC	DE	64.53%	by Stonebriar Commercial Finance LLC
SCF 1239-004R LLC	DE	64.53%	by Stonebriar Commercial Finance LLC
SCF 1286-005MRL LLC	DE	65.0%	by Stonebriar Commercial Finance LLC
SCF 1286-006CMR LLC	DE	70.67%	by Stonebriar Commercial Finance LLC
SCF 1286-009CS LLC	DE	84.43%	by Stonebriar Commercial Finance LLC
SCF 1322SL LLC	DE	85.24%	by Stonebriar Commercial Finance LLC
SCF 1324-01MB LLC	DE	65.84%	by Stonebriar Commercial Finance LLC
SCF 1337BCB LLC	DE	72.54%	by Stonebriar Commercial Finance LLC
SCF 1341UL LLC	DE	53.82%	by Stonebriar Commercial Finance LLC
SCF 1343-01M LLC	DE	63.22%	by Stonebriar Commercial Finance LLC
SCF 1358-001A LLC	DE	64.94%	by Stonebriar Commercial Finance LLC
42

Name	Jurisdiction	Percent of Voting Securities Owned
SCF 1373-001OT LLC	DE	50.34%	by Stonebriar Commercial Finance LLC
SCF 1378-002R LLC	DE	51.13%	by Stonebriar Commercial Finance LLC
SCF 1406-003T LLC	DE	56.91%	by Stonebriar Commercial Finance LLC
SCF Aviation Capital LLC	DE	100%	by SCF Funding LLC
SCF Canada 2019-2 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2020 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2021 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2022 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2022-2 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2023-1 GP Ltd.	CAN	99.9%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2024-1 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2025-1 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2025-2 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2026-1 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2026-2 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada Revolver GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Equipment Leasing 2019-2 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2020-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2021-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2022-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2022-2 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2023-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2024-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing Canada 2019-2 Limited Partnership	CAN	99.9%	by SCF Canada 2019-2 GP Ltd.
SCF Equipment Leasing Canada 2020-1 Limited Partnership	CAN	99.9%	by SCF Canada 2020 GP Ltd.
SCF Equipment Leasing Canada 2021-1 Limited Partnership	CAN	99.9%	by SCF Canada 2021 GP Ltd.
SCF Equipment Leasing Canada 2022-1 Limited Partnership	CAN	99.9%	by SCF Canada 2022 GP Ltd.
SCF Equipment Leasing Canada 2022-2 Limited Partnership	CAN	99.9%	by SCF Canada 2022-2 GP Ltd.
SCF Equipment Leasing Canada 2023-1 Limited Partnership	CAN	99.9%	by SCF Canada 2023-1 GP Ltd.
SCF Equipment Leasing Canada 2024-1 Limited Partnership	CAN	99.9%	by SCF Canada 2024-1 GP Ltd.
SCF Equipment Leasing Canada 2025-1 Limited Partnership	CAN	99.9%	by SCF Canada 2025-1 GP Ltd.
SCF Equipment Leasing Canada 2025-2 Limited Partnership	CAN	99.9%	by SCF Canada 2025-2 GP Ltd.
SCF Equipment Leasing Canada 2026-1 Limited Partnership	CAN	99.9%	by SCF Canada 2026-1 GP Ltd.
SCF Equipment Leasing Canada 2026-2 Limited Partnership	CAN	99.9%	by SCF Canada 2026-2 GP Ltd.
SCF Funding LLC	DE	100%	by Stonebriar Finance Holdings LLC
SCF FW Issuer LLC	DE	100%	by SCF Aviation Capital LLC
SCF Goose LLC	DE	100%	by SCF Aviation Capital LLC
SCF Maverick LLC	DE	100%	by SCF Aviation Capital LLC
SCF Merlin LLC	DE	100%	by SCF Aviation Capital LLC
SCF MRL Subsidiary LLC	DE	84.96%	by Stonebriar Commercial Finance LLC
SCF NBL LLC	DE	100%	by SCF Funding LLC
SCF Preferred Equity II, LLC	DE	0%	Mgmt. by Stonebriar Finance Holdings LLC
SCF Preferred Equity, LLC	DE	0%	Mgmt. by Stonebriar Finance Holdings LLC
43

Name	Jurisdiction	Percent of Voting Securities Owned
SCF Rail Leasing LLC	DE	100%	by SCF Funding LLC
SCF Revolver 2018-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Revolver Canada Limited Partnership	CAN	99.9%	by SCF Canada Revolver GP Ltd.
SCF SB Investor, LLC	KS	100%	by Sherwood Park, Inc.
SCF Servicing Company LLC	DE	99.0%	by SCF Funding LLC
Scranton Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
SE2 Services LLC	DE	100%	by Zinnia Corporate Holdings, LLC
se2, LLC	KS	100%	by Zinnia Corporate Holdings, LLC
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Second Failure, LLC	CA	100%	by MRC II Holdings, LP
Security Benefit Academy, Inc.	KS	100%	by Eldridge Wealth Solutions, Inc.
Security Benefit Business Services, LLC	KS	100%	by Eldridge Wealth Solutions, Inc.
Security Benefit Life Insurance Company	KS	100%	by SBL Holdings, Inc.
Security Distributors, LLC	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by SBL Holdings, Inc.
Seek Data Holdings, LLC	DE	71.80%	by SB Knoema Holdings, LLC
Seek Data LLC	TN	100%	by Seek Data Holdings, LLC
Sensory Impact Group, LLC	DE	100%	by Arch Portfolio Trust, LLC
Sentient Holdings, LLC	DE	100%	by One Sky Flight, LLC
Sentient Jet Charter, LLC	DE	100%	by Sentient Jet, LLC
Sentient Jet, LLC	DE	100%	by Sentient Holdings, LLC
Sesame Marketplace, Inc.	DE	90.0%	by Aurify Brands Management, LLC
Seward Street Maiden Voyage, LLC	CA	100%	by X4Y LLC
Seward Street Productions, LLC	CA	100%	by Seward Street Maiden Voyage, LLC
SFG Multi-Strategy Fund GP LLC	DE	100%	by Capital Integration Systems LLC
SFG Multi-Strategy Fund, L.P.	DE	0%	Mgmt. by SFG Multi-Strategy Fund GP LLC
Shamrock Valley, LLC	KS	100%	by Security Benefit Life Insurance Company
Sharp FundingCo LP	DE	0%	Mgmt. by Eldridge Sharp FC LLC
Sharp FundingCo LP	DE	0%	Mgmt. by Sharp Squared GSD LLC
Sharp FundingCo LP	DE	0%	Mgmt. by Sharp Squared PB LP
Sharp FundingCo LP	DE	0%	Mgmt. by Sharp Squared PC LP
Sharp FundingCo SP LP	DE	0%	Mgmt. by Sharp FundingCo LP
Sharp FundingCo W LP	DE	0%	Mgmt. by Sharp FundingCo LP
Sharp Squared GSD LLC	DE	100%	by Eldridge Sharp Holdings LLC
Sharp Squared PB GP LLC	DE	100%	by Eldridge Industries, LLC
Sharp Squared PB LP	DE	0%	Mgmt. by Eldridge Sharp PB LLC
Sharp Squared PB LP	DE	0%	Mgmt. by Sharp Squared PB GP LLC
Sharp Squared PC GP LLC	DE	100%	by Eldridge Industries, LLC
Sharp Squared PC LP	DE	0%	Mgmt. by Eldridge Sharp PC LLC
Sharp Squared PC LP	DE	0%	Mgmt. by Sharp Squared PC GP LLC
Sharp Squared PI LLC	DE	100%	by Eldridge Sharp Holdings LLC
Shelter At Home LLC	DE	100%	by A24 Films LLC
Shepherd's Pie UK Ltd	GBR	100%	by MRC II Holdings, LP
Shepherd's Pie, LLC	CA	100%	by MRC II Holdings, LP
Sherwood Park, Inc.	KS	100%	by Eldridge Wealth Solutions, Inc.
Shock Hill Field, LLC	KS	100%	by Sherwood Park, Inc.
Short of the Week, LLC	DE	10.3%	by Sugar23, Inc.
Simpatica Decisao Unipessoal Lda.	LUX	100%	by Blackbrook Property Holdings SARL
Simples Rotina Unipessoal Lda.	LUX	100%	by Blackbrook Property Holdings SARL
Sirio Acquisition S.r.l.	Italy	100%	by Flexjet International, DAC
Sirio S.p.A.	Italy	95.0%	by Sirio Acquisition S.r.l.
Sixth Avenue Reinsurance Company	VT	100%	by Security Benefit Life Insurance Company
Sixth Floor LLC	DE	100%	by A24 Films LLC
44

Name	Jurisdiction	Percent of Voting Securities Owned
SJS&W Washington OpCo LLC	DE	100%	by St. James Sports and Wellness Washington LLC
SJS&W Washington PropCo LLC	DE	100%	by St. James Sports and Wellness Washington LLC
SJS&W Washington Property LLC	DE	100%	by St. James Sports and Wellness Washington LLC
Skyjet Europe Limited	GBR	100%	by One Sky Flight, LLC
Skylark Portfolio Trust, LLC	DE	100%	by EPH, LLC
Skyline Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Slayground LLC	DE	100%	by A24 Films LLC
Slayground Productions Inc.	CAN	100%	by Slayground Rights LLC
Slayground Rights LLC	DE	100%	by A24 Films LLC
Slushie LLC	DE	100%	by After The Fact LLC
Smith Portfolio Trust, LLC	DE	100%	by Walsh Portfolio Trust, LLC
Social By Lloyd Limited	GBR	100%	by A24 Films LLC
Social By Lloyd LLC	DE	100%	by A24 Films LLC
Societe Nouvelle De L'hotel Bora Bora	French Polynesia	88.98%	by Tahitian Resorts Limited
Soggy Jam UK Limited	GBR	100%	by MRC II Holdings, LP
Soggy Jam, LLC	CA	100%	by MRC II Holdings, LP
Somebody Told Me, LLC	DE	100%	by Eldridge IP Holdings LLC
Sommsation Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Sommsation Services Holdings LLC	DE	100%	by Sommsation Holdings, LLC
Sommsation Services, LLC	DE	100%	by Sommsation Holdings, LLC
Sommsation, LLC	DE	100%	by Sommsation Holdings, LLC
Soundview Portfolio Trust, LLC	DE	100%	by Field Point Portfolio Trust, LLC
South Audley Street LLP	GBR	0%	Board rights held by CH Capital A Holdings LLC
Speed Bump LLC	GBR	100%	by A24 Films LLC
Spinmedia LLC	DE	100%	by EMH-PME Holdings, LLC
Spoon River Investments, LLC	DE	100%	by SBT Investors, LLC
Sports Media Technology Corporation	DE	14.1%	by Steamboat Portfolio Trust, LLC
SRSB Credit Fund LLC	KS	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
SRSB OCF LLC	KS	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
SSVP Capital, LLC	KS	100%	by Hawk Trail, LLC
St. James Sports and Wellness Washington LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
StandardVision MIP, LLC	DE	100%	by Eldridge StandardVision Holdings, LLC
Starmaker Rights LLC	DE	100%	by A24 Films LLC
Starmaker Studios LLC	DE	100%	by A24 Films LLC
Steamboat Portfolio Trust, LLC	DE	100%	by EPH, LLC
Stereogum Media LLC	DE	20.0%	by EMG AH LLC
Stewart Street Productions, LLC	DE	100%	by DCP Holdings DE, LLC
Stonebriar ABF Holdings LLC	DE	83.0%	by Stonebriar Holdings LLC
Stonebriar ABF Issuer LLC	DE	100%	by Stonebriar ABF Holdings LLC
Stonebriar Commercial Finance Canada Inc.	CAN	100%	by SCF Funding LLC
Stonebriar Commercial Finance LLC	DE	100%	by SCF Funding LLC
Stonebriar Finance Holdings LLC	DE	88.4%	by Stonebriar Holdings LLC
Stonebriar Global Management Holdings LLC	DE	100%	by Stonebriar Holdings LLC
Stonebriar Global Management LLC	DE	100%	by Eldridge Capital Management, LLC
Stonebriar Holdings II LLC	DE	1.0%	by Eldridge Wealth Solutions, Inc.
Stonebriar Holdings II LLC	DE	99.0%	by Stonebriar Holdings LLC
Stonebriar Holdings LLC	DE	100%	by Three L Finance Holdings, LLC
Stonebriar IFH LLC	DE	100%	by SCF Funding LLC
Strataca Holdings, LLC	KS	100%	by Sherwood Park, Inc.
Strivers LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
45

Name	Jurisdiction	Percent of Voting Securities Owned
Studio Momo LLC	DE	100%	by After The Fact LLC
Stuerza Properties Ltd	Cyprus	100%	by B.L. Bluepro Holdings Ltd
Sugar23 Podcast Group LLC	DE	100%	by Sugar23, Inc.
Sugar23, Inc.	DE	16.90%	by Valence Circle Up, LLC
Sulliverhills Spain, SLU	Spain	95.0%	by CIEF1 UK Holdings Limited
Sunday Best, LLC	CA	100%	by MRC Documentary, L.P.
Sunny Waves, LLC	CA	100%	by MRC II Holdings, LP
Sunset Hills, LLC	KS	100%	by Sherwood Park, Inc.
Sunset Screams LLC	TX	100%	by 13 FEG Haunted Holdings, LLC
Super Eagles, LLC	CA	100%	by MRC Documentary Holdings, LLC
Super, Awesome & Amazing LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
Sweepstakes Hero, LLC	CA	100%	by MRC Documentary, L.P.
Swingers 1 Limited	GBR	100%	by Competitive Socialising Limited
Swingers 2 Limited	GBR	100%	by Competitive Socialising Limited
Swingers BOS, LLC	DE	50.0%	by S (BOS) LLC
Swingers NY LLC	NY	100%	by Competitive Socializing US LLC
SXSW, LLC	TX	50.0%	by PME Holdings, LLC
Syracuse City, LLC	KS	100%	by Sherwood Park, Inc.
Tahitian Resorts Limited	BVI	100%	by TR Finco Limited
Talk Later LLC	DE	100%	by A24 Films LLC
Tamarack Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
TCG Private Credit 2024, L.P.	DE	0%	Mgmt. by CAIS TCG Private Credit 2024 GP LLC
TCG Private Equity 2022, L.P.	DE	0%	Mgmt. by CAIS TCG Private Equity 2022 GP LLC
TCI Finco LIMITED	GBR	100%	by Mana Holdco Limited
Technicolor Dreamcourt LLC	DE	100%	by A24 Films LLC
Terror on the Fox Holdings, LLC	CO	100%	by 13 FEG Haunted Holdings, LLC
TFEG ABG LA JV, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
TFEG LB Event LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
TFEG OW JV, LLC	DE	50.0%	by Thirteenth Floor Entertainment Group, LLC
TFEG Winchester Event LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
The Ambassador Hotel Cooperative Apartments Corp.	FL	100%	by Palm Beach Ambassador Holdco LLC
The Edgewater House Corporation	FL	100%	by Palm Beach Edgewater Holdco LLC
The Eldridge Convive Irrevocable Trust, LLC	DE	100%	by Eldridge Convive Holdings II, LLC
The Eldridge FGNY Irrevocable Trust	DE	0%	Mgmt. by Eldridge FGNY Holdings, LLC
The Hollywood Reporter, LLC	DE	100%	by PME Holdings, LLC
The Most Down to Earth, LLC	CA	100%	by MRC Documentary, L.P.
The St. James FCVA LLC	VA	100%	by SJS&W Washington Property LLC
The St. James Lacrosse LLC	VA	100%	by SJS&W Washington Property LLC
The St. James Media LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
The St. James Sports & Wellness Lincolnshire LLC	DE	100%	by Cain International LP
The St. James Sports and Wellness Complex LLC	DE	0%	Board rights held by CHE SJG LLC
The Stage Shoreditch (Commercial Tower) GP Ltd	GBR	100%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) LP	GBR	99.9%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Commercial Tower) GP Ltd
The Stage Shoreditch (Commercial Tower) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Containers) GP Ltd	GBR	100%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) LP	GBR	99.9%	by The Stage Shoreditch (Containers) Unit Trust
46

Name	Jurisdiction	Percent of Voting Securities Owned
The Stage Shoreditch (Containers) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Containers) GP Ltd
The Stage Shoreditch (Containers) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Curtain Theatre) GP Ltd	GBR	100%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) LP	GBR	64.9%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Curtain Theatre) GP Ltd
The Stage Shoreditch (Curtain Theatre) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Master) Unit Trust	JEY	99.0%	by The Stage Shoreditch LLP
The Stage Shoreditch (Office North) GP Ltd	GBR	100%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) LP	GBR	99.9%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Office North) GP Ltd
The Stage Shoreditch (Office North) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Office South) GP Ltd	GBR	100%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) LP	GBR	99.9%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Office South) GP Ltd
The Stage Shoreditch (Office South) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Pavilion) GP Ltd	GBR	65.0%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) LP	GBR	99.9%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Pavilion) GP Ltd
The Stage Shoreditch (Pavilion) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (The Tower) GP Ltd	GBR	100%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) LP	GBR	99.9%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) Nominee Ltd	GBR	100%	by The Stage Shoreditch (The Tower) GP Ltd
The Stage Shoreditch (The Tower) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Deveopment LLP	GBR	100%	by The Stage Shoreditch LLP
The Stage Shoreditch LLP	GBR	17.09%	by CH Capital A Holdings LLC
The Stage Shoreditch LLP	GBR	65.56%	by CH McCourt (The Stage) LLC
The Stage Shoreditch Management Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Master Residential Limited	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Rental Residential Limited	GBR	100%	by The Stage Shoreditch Master Residential Limited
The Stage Shoreditch Residential HoldCo Limited	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Residential Ltd	GBR	100%	by The Stage Shoreditch Residential HoldCo Limited
Thirteenth Floor Entertainment Group, LLC	DE	50.0%	by Sensory Impact Group, LLC
Thornwood Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Three L Finance Holdings, LLC	DE	100%	by Eldridge Equipment Finance LLC
Thurston Aviation Engineering Limited	GBR	100%	by Flexjet Operations Ltd.
Thurston Aviation Limited	GBR	100%	by Flexjet Operations Ltd.
TLB-GBM, LLC	DE	100%	by Todd L. Boehly, Individual
Topeka Grand Hotels, LLC	DE	37.0%	by Security Benefit Life Insurance Company
Tornado Digital, LLC	KS	100%	by Sherwood Park, Inc.
Touches LLC	DE	100%	by A24 Films LLC
TR Finco Limited	GBR	100%	by Mana Holdco Limited
Trigger Investco, LLC	DE	100%	by Putnam Asset Holdings, LLC
Trigger Media Group, LLC	DE	100%	by Trigger Investco, LLC
Trinity Stuart Development LLC	DE	100%	by Trinity Stuart Holding, LLC
Trinity Stuart Holding, LLC	DE	85.0%	by CI Boston Holdings LLC
Trinity Stuart Hotel LLC	DE	100%	by Trinity Stuart Holding, LLC
Trinity Stuart Mezz LLC	DE	100%	by Trinity Stuart Holding, LLC
Truebill, Inc.	DE	18.22%	by Eldridge Truebill Funding, LLC
TS Pied-a-Terre Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
TS Residences Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
TS Retail Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
TSJ Bethesda Property LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
47

Name	Jurisdiction	Percent of Voting Securities Owned
TSJ Lincolnshire Property LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
TSJ Management Company LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
TSJ RTC Property LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
TSJ Tysons Galleria Property LLC	VA	0%	Mgmt. by The St. James Sports and Wellness Complex LLC
Turkey Club LLC	DE	100%	by A24 Films LLC
Turville Film Ltd.	GBR	100%	by A24 Films LLC
Turville Rights LLC	DE	100%	by A24 Films LLC
Tuttle Portfolio Trust, LLC	DE	100%	by EPH, LLC
Tuvoli Canada, Inc.	CAN	100%	by Tuvoli, LLC
Tuvoli Holdings, LLC	DE	16.87%	by Eldridge EA Holdings, LLC
Tuvoli Holdings, LLC	DE	2.45%	by Eldridge Tuvoli Holdings LLC
Tuvoli Holdings, LLC	DE	12.98%	by Epic Preferred Holdings II LLC
Tuvoli Holdings, LLC	DE	3.67%	by Epic Preferred Holdings LLC
Tuvoli, LLC	DE	100%	by Tuvoli Holdings, LLC
Twenty Years LLC	DE	100%	by After The Fact LLC
Un Chien Bizarre LLC	DE	100%	by A24 Films LLC
Uniq Lark Development, S.L.U.	Spain	100%	by Sulliverhills Spain, SLU
Upstate Riot, LLC	CA	100%	by MRC Documentary Holdings, LLC
Valence A24, LLC	DE	100%	by EMG AH LLC
Valence APM, LLC	DE	100%	by Media Rights Capital II, LLC
Valence Circle Up, LLC	DE	100%	by EMG AH LLC
Valence FW73, LLC	DE	100%	by EMG AH LLC
Valence Media, LLC	DE	100%	by EMH-PME LLC
Valence Zig Holdings, LLC	DE	100%	by EMG AH LLC
Variety Media, LLC	DE	100%	by PME Holdings, LLC
Vectura Services LLC	DE	100%	by Eldridge Business Services LLC
Venture Brand Management LLC	DE	100%	by Sugar23, Inc.
Vibe Media Publishing, LLC	DE	100%	by PME Music, LLC
Vim & Victor LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
Viral Nation, Inc.	CAN	19.1%	by Eldridge Viral Nation Purchaseco Ltd.
Vista Portfolio Trust, LLC	DE	100%	by EPH, LLC
Vivid Seats, Inc.	DE	29.77%	by Post Portfolio Trust, LLC
Volo Sicuro, LLC	DE	5.97%	by Epic Aero, Inc.
Volo Sicuro, LLC	DE	19.89%	by Mayfair Portfolio Trust, LLC
Vydia, Inc.	DE	100%	by Gamma Media Holdings, LLC
WAAM Acquisition LLC	VA	100%	by The St. James Media LLC
WABH JV LLC	DE	0.27%	by CI BH Holdings II LLC
WABH JV LLC	DE	0.88%	by CI BH Holdings LLC
WABH LLC	DE	100%	by WABH Mezz I LLC
WABH Mezz I LLC	DE	100%	by WABH Mezz II LLC
WABH Mezz II LLC	DE	100%	by WABH JV LLC
Waldron Private Equity Fund I GP LLC		100%	by Capital Integration Systems LLC
Waldron Private Equity Fund I, L.P.	DE	0%	Waldron Private Equity Fund I GP LLC
Walker Portfolio Trust, LLC	DE	100%	by EPH, LLC
Wallace Portfolio Trust, LLC	DE	100%	by EPH, LLC
Walnut Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Walsh Portfolio Trust, LLC	DE	100%	by EPH, LLC
Wanamaker Portfolio Trust, LLC	KS	100%	by EPH, LLC
Watson Brickell Development Mezz, LLC	DE	100%	by CHE 830 Brickell LLC
Watson Brickell Development Parent, LLC	DE	50.0%	by CHE 830 Brickell LLC
Watson Brickell Development Pledgor, LLC	DE	100%	by CHE 830 Brickell LLC
Watson Brickell Development, LLC	DE	100%	by CHE 830 Brickell LLC
48

Name	Jurisdiction	Percent of Voting Securities Owned
Waverly Growth Fund II GP LLC	DE	100%	by Capital Integration Systems LLC
Waverly Growth Fund II, L.P.	DE	0%	Mgmt. by Waverly Growth Fund II GP LLC
Way Upfronts, LLC	DE	100%	by Sugar23, Inc.
WBC, LLC	DE	100%	by MRC II Holdings, LP
Weary Blues Holdings, LLC	KS	100%	by Sherwood Park, Inc.
Weaver Portfolio Trust, LLC	DE	100%	by EPH, LLC
Weer CLT LLC	DE	100%	by A24 Films LLC
Weer Rights LLC	DE	100%	by A24 Films LLC
Weissach Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Western Meadowlark Plains, LLC	KS	100%	by Sherwood Park, Inc.
Western Remedy LLC	DE	100%	by A24 Films LLC
Westgate House Developments Limited	GBR	50.0%	by Galliard Developments Ltd
Westwood Portfolio Trust, LLC	DE	100%	by EPH, LLC
White Whale Productions, LLC	CA	100%	by MRC II Holdings, LP
Wight Cap Holdings, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Wildfires, LLC	CA	100%	by MRC Documentary, L.P.
Wildwood Portfolio Trust, LLC	DE	100%	by SBT Investors, LLC
Williamstown Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Winchester Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Windsor Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Windy Screams LLC	IL	100%	by 13 FEG Haunted Holdings, LLC
Winning Spirit and Sons LLC	DE	100%	by A24 Films LLC
Winward Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
WIP Slate Limited	GBR	100%	by A24 Studios Limited
Wizards Productions LLC	DE	100%	by A24 Films LLC
Wrong Trailer Park LLC	DE	92.5%	by A24 Films LLC
WWB Holdings, LLC	DE	100%	by SBT-WWB, LLC
X4Y LLC	DE	100%	by Sugar23, Inc.
Yekaterina UK Limited	GBR	100%	by MRC II Holdings, LP
Yekaterina, LLC	CA	100%	by MRC II Holdings, LP
Young Brothers LLC	DE	100%	by A24 Films LLC
ZDS Holdings LLC	DE	100%	by Zinnia Tech Solutions LLC
Zinnia Asset Holdings II, LLC	DE	100%	by Zinnia Asset Holdings, LLC
Zinnia Asset Holdings III, LLC	DE	100%	by Zinnia Holdco, LLC
Zinnia Asset Holdings, LLC	DE	100%	by Zinnia Asset Holdings III, LLC
Zinnia Business Services LLC	DE	100%	by Zinnia Corporate Holdings, LLC
Zinnia Consulting LLC	DE	100%	by Zinnia Distributor Solutions LLC
Zinnia Corporate Holdings, LLC	DE	100%	by Zinnia Asset Holdings, LLC
Zinnia Digital Service LLP	India	0.0001%	by se2, LLC
Zinnia Digital Service LLP	India	99.9999%	by Zinnia Corporate Holdings, LLC
Zinnia Distributor Solutions LLC	DE	100%	by ZDS Holdings LLC
Zinnia Holdco, LLC	KS	100%	by Eldridge Wealth Solutions, Inc.
Zinnia Tech Solutions Canada ULC	CAN	100%	by Zinnia Tech Solutions LLC
Zinnia Tech Solutions LLC	DE	100%	by Zinnia Corporate Holdings, LLC
Zinnia Technology Services Ireland	Ireland	100%	by Zinnia Corporate Holdings, LLC
SBL is the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account, Security Varilife Separate Account, Variable Annuity Account XI, Variflex Separate Account, SBL Variable Annuity Account VIII, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account, and Parkstone Variable Annuity Separate Account. As depositor of the separate accounts, SBL might be deemed to control them.
Item 30.
Indemnification
49

The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.
The Articles of Incorporation include the following provision:
(a) No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director’s duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.
(b) Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.
Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31.
Principal Underwriter
(a)(1)	Security Distributors, LLC (“SDL”), a subsidiary of SBL, acts as principal underwriter for the following separate accounts of SBL:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Universal Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
SBL Variable Annuity Account VIII (Variflex Extra Credit)
SBL Variable Annuity Account VIII (Variflex LS)
SBL Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (ClassicStrategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
T. Rowe Price Variable Annuity Account

50

(a)(2)	SDL acts as principal underwriter for the following separate accounts of First Security Benefit Life Insurance and Annuity Company of New York (“FSBL”):

Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns II Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

(a)(3)	SDL acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

Nationwide Multi-Flex Variable Account Nationwide Variable Account 9
(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	David G. Byrnes	President and Head of Distribution
	Colin W. Bishop	Chief Financial Officer, Treasurer, and Finance and Operations Principal
	Kurt E. Auleta	Senior Vice President, Sales Manager West
	Justin A. Jacquinot	Senior Vice President, Direct Relationships
	James J. Kiley	Senior Vice President, Education Market and Affiliates
	Michael T. Maghini	Senior Vice President, National Accounts
	Michael K. Reidy	Senior Vice President
	Matthew V. Rocha	Senior Vice President, Sales Manager East
	Richard J. Wells	Senior Vice President
	Gregory C. Garhart	Vice President, Chief Compliance Officer and AML Chief Compliance Officer
	Alison J. Pollock	Vice President and Secretary
	Aaron M. Tallen	Vice President, Inside Sales, 401k and Defined Contributions
	Donald A. Wiley	Vice President
	Mark J. Carr	Assistant Vice President
	Lisa M. Young	Assistant Treasurer
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.
(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, LLC	$2,307,093[1]	$167,309[2]	$0	N/A
	*SBL pays SDL an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by SBL to support SDL’s ongoing operations

1
SBL pays commissions to selling broker-dealers through SDL. This is the amount paid to SDL in connection with all
Contracts sold through the Separate Account. SDL passes through to the selling broker-dealers all such amounts.

2
A contingent deferred sales charge may be assessed on a full or partial withdrawal from the Contract. This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the
Separate Account, all of which is retained by SBL.

Item 31A.
Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment
Not Applicable
Item 32.
Location of Accounts and Records
[Omitted]
51

Item 33.
Management Services
All management contracts are discussed in Part A or Part B.
Item 34.
Fee Representation and Other Representations
Fee Representation
Security Benefit Life Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Security Benefit Life Insurance Company.
Other Representations
(a)
SBL, sponsor of the unit investment trust, Variflex Separate Account, hereby represents that it is relying upon the American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) at paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.
(b)
Security Benefit Life Insurance Company represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) – (d) of that Rule.
52

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Topeka, and State of Kansas on this 29th day of April, 2026.
By:	Security Benefit Life Insurance Company
(the Insurance Company)
*
Douglas G. Wolff, Chief Executive Officer and Director
By:	Variflex Separate Account
(The Registered Separate Account)
*
Douglas G. Wolff, Chief Executive Officer and Director
As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 29, 2026.
SIGNATURES AND TITLES
By:	*
Douglas G. Wolff, Chief Executive Officer and Director
By:	*
Brian J. Beckett, Senior Vice President, Chief Financial Officer, and Director
By:	*
Rui Guo, Senior Vice President, Chief Actuary, Chief Product Officer, and Director
By:	*
John F. Guyot, Senior Vice President, Chief Legal Officer, and Director
By:	*
Joseph W. Wittrock, Senior Vice President, Chief Investment Officer, and Director
*By:	/s/ Alison Pollock
Alison Pollock, as Attorney-in-Fact
1

EXHIBIT INDEX
(l)(1)	Consent of Independent Registered Public Accounting Firm
(l)(2)	Consent of Counsel
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
101.LAB	XBRL Taxonomy Extension Label Linkbase Document
101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
1